                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7556
                                   811-5199
                                  ---------------------------------------------

                             Liberty Variable Investment Trust
                            SteinRoe Variable Investment Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One Financial Center, Boston, Massachusetts              02111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                              Russell L. Kane, Esq.
                         Columbia Management Group, Inc.
                               One Financial Center
                                 Boston, MA 02111
-------------------------------------------------------------------------------
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3363
                                                   ----------------------------

Date of fiscal year end: December 31, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

SEMIANNUAL REPORT - CLASS B SHARES
JUNE 30, 2003

[GRAPHIC]

LIBERTY VARIABLE INVESTMENT TRUST


STEINROE VARIABLE INVESTMENT TRUST

PRESIDENT'S MESSAGE
Liberty Variable Investment Trust
SteinRoe Variable Investment Trust

Dear Shareholder:

Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the six-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxes--consider investing at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And, before you take advice from a television pundit or a magazine cover story, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA

On a separate note, I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

   MEET THE NEW PRESIDENT

   Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.

             - NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

The examples provided should be viewed as illustrations. They do not constitute tax or legal advice. Neither Columbia Management Advisors, Inc., nor its affiliates, including Liberty Funds Distributor, Inc., provide tax or legal advice. A tax advisor or attorney can provide you with answers to specific questions about taxes and other legal issues.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

IMPORTANT NOTE TO SHAREHOLDERS

At a special meeting on February 19, 2003, shareholders approved the fund mergers listed below. These mergers occurred during April 2003.

LIBERTY VARIABLE INVESTMENT TRUST

              MERGING FUND                                ACQUIRING FUND                         NEW NAME OF ACQUIRING FUND
------------------------------------------------------------------------------------------------------------------------------------
-  Colonial Global Equity Fund, Variable    Colonial International Fund for Growth,     Columbia International Fund, Variable
   Series                                   Variable Series                             Series
-  Colonial International Horizons Fund,
   Variable Series
-  Stein Roe Global Utilities Fund,
   Variable Series

-  Colonial High Yield Securities Fund,     Columbia High Yield Fund, Variable Series   Columbia High Yield Fund, Variable Series
   Variable Series
-  Galaxy VIP Columbia High Yield Fund II

-  Crabbe Huson Real Estate Investment      Columbia Real Estate Equity Fund, Variable  Columbia Real Estate Equity Fund, Variable
   Fund, Variable Series                    Series                                      Series
-  Galaxy VIP Columbia Real Estate Equity
   Fund II

-  Galaxy VIP Growth and Income Fund        Liberty Equity Fund, Variable Series        Liberty Equity Fund, Variable Series
-  Galaxy VIP Equity Fund

-  Liberty Value Fund, Variable Series      Colonial U.S. Growth & Income Fund,         Liberty Growth & Income Fund, Variable
                                            Variable Series                             Series

STEINROE VARIABLE INVESTMENT TRUST

              MERGING FUND                                ACQUIRING FUND                         NAME OF COMBINED FUND
------------------------------------------------------------------------------------------------------------------------------------
-  Galaxy VIP Asset Allocation Fund         Stein Roe Balanced Fund, Variable Series    Liberty Asset Allocation Fund, Variable
                                                                                        Series

-  Galaxy VIP Money Market Fund             Stein Roe Money Market Fund, Variable       Liberty Money Market Fund, Variable Series
                                            Series

-  Galaxy VIP Quality Plus Bond Fund        Liberty Federal Securities Fund, Variable   Liberty Federal Securities Fund, Variable
                                            Series                                      Series

-  Galaxy VIP Small Company Growth Fund     Stein Roe Small Company Growth Fund,        Liberty Small Company Growth Fund,
                                            Variable Series                             Variable Series

If you were invested in a fund that merged, your investment is now in the acquiring fund. If you have questions about this event, please contact your insurance company.

PERFORMANCE AT A GLANCE
Liberty Variable Investment Trust
SteinRoe Variable Investment Trust
Wanger Advisors Trust

                                                                       AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03 (%)
                                                                               (CUMULATIVE)
                                                                    INCEPTION    6-MONTH     1-YEAR    5-YEAR   10-YEAR     LIFE
---------------------------------------------------------------------------------------------------------------------------------
LIBERTY VARIABLE INVESTMENT TRUST
Colonial Small Cap Value Fund, Variable Series -- B(1)                 6/1/00      10.12      -1.66      4.26        --      4.26
Colonial Strategic Income Fund, Variable Series -- B(1)                6/1/00      11.81      18.71      5.44        --      7.63
Columbia High Yield Fund, Variable Series -- B(1),(2)                 4/14/03       7.84      11.39      5.45        --      5.71
Columbia International Fund, Variable Series -- B(1)                   6/1/00      10.32      -2.64     -4.01        --     -0.57
Columbia Real Estate Equity Fund, Variable Series -- B(1),(2)         4/14/03      11.79       2.81      6.19        --      5.62
Liberty All-Star Equity Fund, Variable Series -- B(1)                  6/1/00      16.58       3.64     -1.97        --      0.66
Liberty Equity Fund, Variable Series -- B(1),(2)                      4/14/03      11.91      -2.10     -1.67      8.08        --
Liberty Growth & Income Fund, Variable Series -- B(1)                  6/1/00       7.78      -4.00      0.22        --     10.90
Liberty S&P 500 Index Fund, Variable Series -- B                      5/30/00      11.36      -0.60        --        --    -10.24
Liberty Select Value Fund, Variable Series -- B                       5/30/00       7.51      -6.32        --        --      3.14
Newport Tiger Fund, Variable Series -- B(1)                            6/1/00       8.16      -4.66      6.05        --     -1.63

STEINROE VARIABLE INVESTMENT TRUST
Liberty Asset Allocation Fund, Variable Series -- B(1)                 6/1/00       9.18       2.91      0.46      6.44        --
Liberty Federal Securities Fund, Variable Series -- B(1)               6/1/00       2.96       8.94      6.78      6.58        --
Liberty Money Market Fund, Variable Series                             1/1/89       0.36       0.89      3.71      4.20        --
Liberty Small Company Growth Fund, Variable Series -- B(1)             6/1/00      17.30       0.50     -0.41      5.78        --
Stein Roe Growth Stock Fund, Variable Series -- B(1)                   6/1/00      10.78      -5.16     -5.51      7.17        --

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sales of shares.

(1) Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not adjusted to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

(2) For funds not in existence as of the beginning of the calendar year, the return is since inception.

TABLE OF CONTENTS
Liberty Variable Investment Trust

PORTFOLIO MANAGERS' DISCUSSIONS
  Colonial Small Cap Value Fund, Variable Series                               2
  Colonial Strategic Income Fund, Variable Series                             15
  Columbia High Yield Fund, Variable Series                                   32
  Columbia International Fund, Variable Series                                49
  Columbia Real Estate Equity Fund, Variable Series                           63
  Liberty All-Star Equity Fund, Variable Series                               75
  Liberty Equity Fund, Variable Series                                        88
  Liberty Growth & Income Fund, Variable Series                              101
  Liberty S&P 500 Index Fund, Variable Series                                113
  Liberty Select Value Fund, Variable Series                                 129
  Newport Tiger Fund, Variable Series                                        139

FINANCIAL STATEMENTS
  Colonial Small Cap Value Fund, Variable Series                               4
  Colonial Strategic Income Fund, Variable Series                             17
  Columbia High Yield Fund, Variable Series                                   34
  Columbia International Fund, Variable Series                                51
  Columbia Real Estate Equity Fund, Variable Series                           65
  Liberty All-Star Equity Fund, Variable Series                               77
  Liberty Equity Fund, Variable Series                                        90
  Liberty Growth & Income Fund, Variable Series                              103
  Liberty S&P 500 Index Fund, Variable Series                                115
  Liberty Select Value Fund, Variable Series                                 131
  Newport Tiger Fund, Variable Series                                        141

TABLE OF CONTENTS
SteinRoe Variable Investment Trust
Wanger Advisors Trust

STEINROE VARIABLE INVESTMENT TRUST
  PORTFOLIO MANAGERS' DISCUSSIONS
  Liberty Asset Allocation Fund, Variable Series                             152
  Liberty Federal Securities Fund, Variable Series                           177
  Liberty Money Market Fund, Variable Series                                 192
  Liberty Small Company Growth Fund, Variable Series                         203
  Stein Roe Growth Stock Fund, Variable Series                               216

  FINANCIAL STATEMENTS
  Liberty Asset Allocation Fund, Variable Series                             154
  Liberty Federal Securities Fund, Variable Series                           179
  Liberty Money Market Fund, Variable Series                                 194
  Liberty Small Company Growth Fund, Variable Series                         205
  Stein Roe Growth Stock Fund, Variable Series                               218

                Must be preceded or accompanied by a prospectus.
                     Liberty Funds Distributor, Inc. 8/2003

Liberty Variable Investment Trust


                                LIBERTY VARIABLE
                                INVESTMENT TRUST

PORTFOLIO MANAGER'S DISCUSSION
Colonial Small Cap Value Fund, Variable Series / June 30, 2003

  Colonial Small Cap Value Fund, Variable Series seeks long-term growth by investing primarily in smaller capitalization equities.

  Stephen D. Barbaro, CFA, has managed the fund since June 2002. He joined a predecessor of Columbia Management Advisors, Inc. in 1976.

After three years of declines, stocks made a strong comeback in the first half of 2003. Nearly all sectors posted positive returns, buoyed by an end to the major military campaigns in the war with Iraq and an improved economic outlook. As investor optimism increased, small-cap stocks beat their large-cap counterparts. The fund posted strong gains despite weak stock selection in the industrial and health care sectors.

INEXPENSIVE STOCKS WITH GOOD FINANCIALS FELL FROM FAVOR
We maintained the fund's strategic focus on stocks with inexpensive valuations, good earnings prospects and balance sheets that included low levels of debt and high cash positions. We stayed with our discipline even though the best performers during the spring rally were lower quality names.

   Some of the fund's largest sector positions posted strong returns. Within financials, the fund benefited from focusing on banks, insurers and specialty financial companies. In the consumer discretionary sector, strong stock selection among specialty retailers, restaurants and clothing manufacturers helped performance. Our technology stock picks also did well. However, the fund's technology holdings appreciated less than those in the S&P SmallCap/600 Barra Value Index because we underweighted more speculative Internet and semiconductor equipment names. Our investments in industrial and health care companies also fell behind the index because we avoided the lower-quality, speculative companies that posted the best gains for the period.

OPPORTUNISTIC BUYING AND SELLING
When a stock's valuation is no longer inexpensive or a company's prospects weaken, our strategy is generally to sell and look for better opportunities elsewhere. As a result of this approach, we reduced our stake in the consumer discretionary sector during the period. We sold specialty retailers that had appreciated and restaurants whose prospects had weakened. We invested some of the proceeds in economically-sensitive technology stocks with reasonable valuations, including semiconductor and hardware stocks as well as software and services names. As the economy continues to show slow and steady economic improvement in the second half of 2003, we believe that small-cap stocks have the potential to benefit.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

Investing in Colonial Small Cap Value Fund, Variable Series may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

PERFORMANCE INFORMATION
Colonial Small Cap Value Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                                    (CUMULATIVE)
                                      6-MONTH      1-YEAR      5-YEAR       LIFE
--------------------------------------------------------------------------------
Class B(1) (6/1/00)                    10.12       -1.66        4.26        4.26

S&P SmallCap 600/
  Barra Value Index(2)                 12.97       -8.38        3.81        3.74

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/19/98(3) - 6/30/03

                                 S&P SMALLCAP
             CLASS B SHARES      600/BARRA VALUE INDEX
 5/18/1998     $     10,020               $     10,000
 6/30/1998     $     10,050               $      9,995
 7/31/1998     $      9,120               $      9,070
 8/31/1998     $      7,201               $      7,434
 9/30/1998     $      7,461               $      7,829
10/31/1998     $      7,881               $      8,171
11/30/1998     $      8,401               $      8,520
12/31/1998     $      8,675               $      8,855
 1/31/1999     $      8,464               $      8,753
 2/28/1999     $      7,626               $      8,040
 3/31/1999     $      7,525               $      8,009
 4/30/1999     $      8,030               $      8,707
 5/31/1999     $      8,354               $      9,054
 6/30/1999     $      8,788               $      9,604
 7/31/1999     $      8,778               $      9,454
 8/31/1999     $      8,324               $      9,058
 9/30/1999     $      8,273               $      8,891
10/31/1999     $      8,313               $      8,686
11/30/1999     $      8,545               $      8,881
12/31/1999     $      9,226               $      9,124
 1/31/2000     $      8,640               $      8,656
 2/29/2000     $      9,216               $      9,048
 3/31/2000     $      9,358               $      9,382
 4/30/2000     $      9,459               $      9,447
 5/31/2000     $      9,317               $      9,293
 6/30/2000     $      9,692               $      9,560
 7/31/2000     $      9,783               $      9,748
 8/31/2000     $     10,582               $     10,318
 9/30/2000     $     10,582               $     10,297
10/31/2000     $     10,633               $     10,347
11/30/2000     $      9,864               $      9,663
12/31/2000     $     10,969               $     11,028
 1/31/2001     $     11,061               $     11,901
 2/28/2001     $     10,743               $     11,399
 3/31/2001     $     10,569               $     10,926
 4/30/2001     $     11,346               $     11,584
 5/31/2001     $     11,683               $     11,879
 6/30/2001     $     11,765               $     12,333
 7/31/2001     $     11,847               $     12,217
 8/31/2001     $     11,613               $     12,020
 9/30/2001     $     10,215               $     10,300
10/31/2001     $     10,460               $     10,771
11/30/2001     $     11,165               $     11,633
12/31/2001     $     11,978               $     12,472
 1/31/2002     $     12,071               $     12,706
 2/28/2002     $     12,310               $     12,651
 3/31/2002     $     13,181               $     13,750
 4/30/2002     $     13,410               $     14,313
 5/31/2002     $     12,995               $     13,770
 6/30/2002     $     12,591               $     13,155
 7/31/2002     $     11,046               $     11,016
 8/31/2002     $     11,295               $     11,002
 9/30/2002     $     10,531               $     10,192
10/31/2002     $     10,749               $     10,397
11/30/2002     $     11,581               $     10,958
12/31/2002     $     11,243               $     10,668
 1/31/2003     $     10,910               $     10,227
 2/28/2003     $     10,352               $      9,849
 3/31/2003     $     10,373               $      9,818
 4/30/2003     $     11,190               $     10,707
 5/31/2003     $     12,113               $     11,705
 6/30/2003     $     12,378               $     12,052

NET ASSET VALUE PER SHARE ($)                                12/31/02    6/30/03
--------------------------------------------------------------------------------
Class B                                                       10.47       11.53

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) SmallCap 600/Barra Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a Price to Book value calculation, whereby the market capitalization of an index (S&P SmallCap 600) is divided equally between growth and value. The growth and value definition are only available on the US indices. The indices are rebalanced twice per year. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

(2)  Index performance is from May 31, 1998.

(3)  Inception date of class A shares (older existing share class).

INVESTMENT PORTFOLIO
Colonial Small Cap Value Fund, Variable Series / June 30, 2003 (Unaudited)

                                                     SHARES           VALUE
                                                 --------------   --------------
COMMON STOCKS--96.5%
CONSUMER DISCRETIONARY--17.5%
AUTO COMPONENTS--1.1%
BorgWarner, Inc.                                          1,900   $      122,360
Modine Manufacturing Co.                                  3,350           64,890
Standard Motor Products, Inc.                             6,500           72,150
                                                                  --------------
                                                                         259,400
                                                                  --------------
AUTOMOBILES--0.2%
Monaco Coach Corp. (a)                                    3,600           55,188
                                                                  --------------
HOTELS, RESTAURANTS & LEISURE--2.9%
Bally Total Fitness Holding Corp. (a)                    12,400          111,972
CBRL Group, Inc.                                          3,900          151,554
Landry's Restaurants, Inc.                                6,650          156,940
Lone Star Steakhouse & Saloon                             8,850          192,664
Magna Entertainment Corp. (a)                               100              500
Prime Hospitality Corp. (a)                              11,220           75,286
                                                                  --------------
                                                                         688,916
                                                                  --------------
HOUSEHOLD DURABLES--2.0%
American Greetings Corp. (a)                              6,500          127,660
Bassett Furniture Industries, Inc.                        7,350           97,608
Jacuzzi Brands Inc. (a)                                  18,600           98,394
Russ Berrie & Co, Inc.                                    1,300           47,463
Toro Co.                                                  2,900          115,275
                                                                  --------------
                                                                         486,400
                                                                  --------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Jakks Pacific, Inc. (a)                                   8,650          114,958
Johnson Outdoors, Inc. (a)                                4,600           62,790
Travis Boats & Motors, Inc. (a)                          10,336            8,372
                                                                  --------------
                                                                         186,120
                                                                  --------------
MEDIA--1.5%
Alliance Atlantis Communications, Inc. (a)               13,200          191,796
Liberty Corp.                                             3,800          161,500
                                                                  --------------
                                                                         353,296
                                                                  --------------
MULTI-LINE RETAIL--0.9%
Neiman-Marcus Group, Inc. (a)                             3,900          142,740
ShopKo Stores, Inc. (a)                                   5,850           76,050
                                                                  --------------
                                                                         218,790
                                                                  --------------
SPECIALTY RETAIL--5.4%
Building Material Holding Corp.                           3,900           57,759
Dress Barn, Inc. (a)                                      6,300           79,821
Friedman's, Inc.                                          6,800           77,316
Goody's Family Clothing, Inc.                            11,900          102,935
GTSI Corp. (a)                                            3,650           31,755
Hughes Supply, Inc.                                       2,900          100,630
Monro Muffler, Inc. (a)                                   5,750          162,495
Movie Gallery, Inc. (a)                                   5,900          108,855
Office Max Inc. (a)                                      10,300           67,465
Rent-Way, Inc. (a)                                       18,100           84,165
TBC Corp. (a)                                             8,150          155,258
United Rentals, Inc. (a)                                  6,300           87,507
Zale Corp. (a)                                            3,950          158,000
                                                                  --------------
                                                                       1,273,961
                                                                  --------------
TEXTILES & APPAREL--2.7%
Delta Apparel, Inc.                                       3,150   $       51,187
Kellwood Co.                                              6,050          191,362
Maxwell Shoe Co. (a)                                      9,150          131,760
Nautica Enterprises, Inc. (a)                             6,000           76,980
Phillips-Van Heusen                                       1,100           14,993
Russell Corp.                                             6,400          121,600
Stride Rite Corp.                                         5,200           51,792
                                                                  --------------
                                                                         639,674
                                                                  --------------

CONSUMER STAPLES--2.7%
FOOD PRODUCTS--2.0%
Central Garden and Pet Co. (a)                            4,800          114,480
Corn Products International, Inc.                         6,500          195,195
Ralcorp Holdings, Inc. (a)                                6,950          173,472
                                                                  --------------
                                                                         483,147
                                                                  --------------
PERSONAL PRODUCTS--0.1%
Inter Parfums, Inc. (a)                                   4,800           35,520
                                                                  --------------
TOBACCO--0.6%
Universal Corp.-Va                                        3,200          135,360
                                                                  --------------

ENERGY--5.4%
ENERGY EQUIPMENT & SERVICES--1.6%
Lufkin Industries, Inc.                                   5,450          132,708
Universal Compression Holdings, Inc. (a)                  4,650           96,999
Willbros Group, Inc. (a)                                 14,140          146,915
                                                                  --------------
                                                                         376,622
                                                                  --------------
OIL & GAS--3.8%
Denbury Resources, Inc. (a)                               8,850          118,855
Harvest Natural Resources, Inc. (a)                      22,950          146,191
Peabody Energy Corp.                                     10,550          354,374
Vintage Petroleum, Inc.                                  12,700          143,256
Westport Resources Corp. (a)                              6,650          151,288
                                                                  --------------
                                                                         913,964
                                                                  --------------

FINANCIALS--20.9%
BANKS--10.5%
Bancfirst Corp.                                             700           36,302
BancorpSouth, Inc.                                        6,200          129,270
Bank of Granite Corp.                                     5,800           98,890
Bryn Mawr Bank Corp.                                      3,800          140,866
Capitol Bancorp, Ltd.                                     2,800           75,880
Chemical Financial Corp.                                  5,967          177,817
Chittenden Corp.                                          7,200          196,920
Community First Bankshares, Inc.                          4,550          124,215
Community Trust Bancorp, Inc.                             3,140           82,080
Corus Bankshares, Inc.                                    3,100          150,133
First Citizens BancShares, Inc.                             900           90,756
First Financial Bankshares, Inc.                          2,875           96,197
Hancock Holding Co.                                       1,400           65,884

                       See Notes to Investment Portfolio.

                                                     SHARES           VALUE
                                                 --------------   --------------
MainSource Financial Group, Inc.                          2,100   $       51,177
MASSBANK Corp.                                            2,000           72,340
Merchants Bancshares, Inc.                                4,800          124,800
MetroCorp. Bancshares, Inc.                               1,150           13,915
Mid-State Bancshares                                      8,450          166,888
Northrim BanCorp., Inc.                                   4,400           79,772
Omega Financial Corp.                                     1,700           58,140
Riggs National Corp.                                      9,380          142,764
Simmons First National Corp.                              4,600           92,046
Trico Bancshares                                          6,050          153,852
Whitney Holding Corp.                                     2,100           67,137
                                                                  --------------
                                                                       2,488,041
                                                                  --------------
DIVERSIFIED FINANCIALS--1.9%
Cash America International, Inc.                         16,340          216,015
CompuCredit Corp. (a)                                     3,200           38,880
Metris Cos., Inc.                                        17,800           98,790
MFC Bancorp, Ltd. (a)                                    13,600          112,866
                                                                  --------------
                                                                         466,551
                                                                  --------------
INSURANCE--3.6%
AmerUs Group Co.                                          2,300           64,837
Commerce Group, Inc.                                      3,000          108,600
Delphi Financial Group                                    4,024          188,323
Kansas City Life Insurance Co. (a)                          900           38,556
Navigators Group, Inc.                                    1,600           47,712
Phoenix Cos., Inc.                                       15,150          136,804
RLI Corp.                                                 4,200          138,180
State Auto Financial Corp.                                4,250           95,412
Universal American Financial Corp. (a)                    5,700           36,309
                                                                  --------------
                                                                         854,733
                                                                  --------------
REAL ESTATE--4.9%
American Financial Realty Trust                           2,800           41,748
Boykin Lodging Co.                                        9,000           70,200
EastGroup Properties, Inc.                                4,250          114,750
Equity One, Inc.                                          6,900          113,160
Getty Realty Corp.                                        4,850          108,252
Keystone Property Trust                                   4,850           89,774
Mid-America Apartment Communities, Inc.                   4,950          133,699
Nationwide Health Properties, Inc.                        8,150          129,829
PS Business Parks, Inc.                                   5,000          176,500
RFS Hotel Investors, Inc.                                 1,250           15,400
Universal Health Realty Income Trust                      3,200           86,400
Urstadt Biddle Properties                                 6,600           84,876
                                                                  --------------
                                                                       1,164,588
                                                                  --------------

HEALTH CARE--6.2%
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Sola International, Inc. (a)                              7,000          121,800
                                                                  --------------
HEALTH CARE PROVIDERS & SERVICES--5.2%
Cross Country Healthcare Inc. (a)                         6,800           89,692
Genesis Health Ventures, Inc. (a)                         7,400          130,610
Humana, Inc. (a)                                         10,000          151,000
Kindred Healthcare, Inc. (a)                              3,800   $       67,792
LifePoint Hospitals, Inc. (a)                             2,300           48,162
MAXIMUS, Inc. (a)                                         2,300           63,549
Pacificare Health Systems (a)                             3,500          172,655
Pediatrix Medical Group, Inc. (a)                         3,400          121,210
Province Healthcare Co. (a)                               4,500           49,815
Stewart Enterprises, Inc. (a)                            19,500           83,850
Sunrise Assisted Living, Inc. (a)                         4,200           93,996
US Oncology, Inc. (a)                                    23,770          175,660
                                                                  --------------
                                                                       1,247,991
                                                                  --------------
PHARMACEUTICALS--0.5%
Alpharma, Inc.                                            5,200          112,320
                                                                  --------------

INDUSTRIALS--16.7%
AEROSPACE & DEFENSE--1.6%
Armor Holdings, Inc. (a)                                  7,700          103,180
Herley Industries, Inc. (a)                               4,700           79,806
Ladish Co., Inc. (a)                                     10,950           72,489
Precision Castparts Corp.                                 4,200          130,620
                                                                  --------------
                                                                         386,095
                                                                  --------------

AIR FREIGHT & COURIERS--0.5%
Ryder System, Inc.                                        4,900          125,538
                                                                  --------------
AIRLINES--1.3%
Atlantic Coast Airlines Holdings, Inc. (a)                9,300          125,457
Mesaba Holdings, Inc. (a)                                 6,350           39,180
Skywest, Inc.                                             7,400          141,044
                                                                  --------------
                                                                         305,681
                                                                  --------------
BUILDING PRODUCTS--0.9%
NCI Building Systems, Inc. (a)                            5,100           85,170
Watsco, Inc.                                              8,150          134,964
                                                                  --------------
                                                                         220,134
                                                                  --------------
COMMERCIAL SERVICES & SUPPLIES--5.2%
Banta Corp.                                               3,600          116,532
Cable Design Technologies Corp. (a)                       8,900           63,635
Casella Waste Systems, Inc. (a)                          17,000          153,510
Century Business Services, Inc. (a)                      18,600           60,450
Consolidated Graphics, Inc. (a)                           6,950          159,016
Electro Rent Corp. (a)                                    2,950           31,801
Handleman Co. (a)                                         9,000          144,000
Imagistics International, Inc. (a)                        7,650          197,370
Kimball International                                     8,900          138,840
ProsoftTraining (a)                                      53,554           23,028
Sourcecorp (a)                                            4,700          101,520
Teletech Holdings Inc. (a)                                9,400           39,762
                                                                  --------------
                                                                       1,229,464
                                                                  --------------
CONSTRUCTION & ENGINEERING--2.0%
Chicago Bridge & Iron Co. NV                              4,520          102,514
Comfort Systems USA, Inc. (a)                            16,450           43,263
EMCOR Group, Inc. (a)                                     4,500          222,120
Shaw Group, Inc. (a)                                      7,850           94,592
                                                                  --------------
                                                                         462,489
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                     SHARES           VALUE
                                                 --------------   --------------
ELECTRICAL EQUIPMENT--0.9%
Genlyte Group, Inc. (a)                                   2,600   $       90,922
Tecumseh Products Co.                                     3,200          122,592
                                                                  --------------
                                                                         213,514
                                                                  --------------
INDUSTRIAL CONGLOMERATES--0.4%
Carlisle Cos., Inc.                                       2,500          105,400
                                                                  --------------
MACHINERY--3.1%
Alamo Group, Inc.                                         3,600           43,992
Briggs & Stratton                                         2,300          116,150
Esterline Technologies Corp. (a)                          7,000          121,870
Harsco Corp.                                              5,400          194,670
Kadant, Inc. (a)                                          6,600          123,750
Oshkosh Truck Corp.                                       2,200          130,504
                                                                  --------------
                                                                         730,936
                                                                  --------------
ROAD & RAIL--0.8%
Covenant Transport, Inc. (a)                              5,450           92,650
Kansas City Southern                                      5,450           65,564
US Xpress Enterprises, Inc. (a)                           3,200           34,112
                                                                  --------------
                                                                         192,326
                                                                  --------------

INFORMATION TECHNOLOGY--14.8%
COMMUNICATIONS EQUIPMENT--1.6%
Allen Telecom, Inc. (a)                                   6,600          109,032
Black Box Corp.                                           3,000          108,600
Optical Communication Products, Inc. (a)                 23,900           43,020
Tollgrade Communications, Inc. (a)                        6,150          114,698
                                                                  --------------
                                                                         375,350
                                                                  --------------
COMPUTERS & PERIPHERALS--1.9%
Crossroads Systems, Inc. (a)                             11,800           19,930
Electronics for Imaging (a)                               4,700           95,363
Hutchinson Technology, Inc. (a)                           1,100           36,179
Imation Corp.                                             1,200           45,384
Intergraph Corp. (a)                                      5,000          107,500
Iomega Corp. (a)                                         12,900          136,740
                                                                  --------------
                                                                         441,096
                                                                  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.3%
Analogic Corp.                                            1,900           92,644
Anixter International, Inc. (a)                           2,950           69,118
Benchmark Electronics, Inc. (a)                           3,500          107,660
Checkpoint Systems, Inc. (a)                              7,100          100,465
MTS Systems Corp.                                         8,250          121,605
NU Horizons Electronics Corp. (a)                        11,600           69,600
Pioneer Standard Electronics                             11,750           99,640
Plexus Corp. (a)                                          7,400           85,322
Somera Communications, Inc. (a)                          19,200           28,032
Tech Data Corp. (a)                                       4,400          117,524
Vishay Intertechnology, Inc. (a)                         10,000          132,000
                                                                  --------------
                                                                       1,023,610
                                                                  --------------
INTERNET SOFTWARE & SERVICES--1.2%
SonicWALL, Inc. (a)                                      24,650          118,320
Stellent Inc. (a)                                        13,000           70,200
Trizetto Group (a)                                        5,300   $       32,012
Valueclick, Inc. (a)                                     11,650           70,250
                                                                  --------------
                                                                         290,782
                                                                  --------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--2.4%
Acxiom Corp. (a)                                          6,900          104,121
American Management Systems, Inc. (a)                    12,600          179,928
Computer Horizons Corp. (a)                               8,500           38,590
Management Network Group, Inc. (a)                       34,282           66,850
MPS Group, Inc. (a)                                      26,100          179,568
                                                                  --------------
                                                                         569,057
                                                                  --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTION--1.8%
Dupont Photomasks, Inc. (a)                               5,350          100,740
Exar Corp. (a)                                            4,700           74,401
Integrated Device Technology (a)                         10,200          112,710
Pericom Semiconductor Corp. (a)                           7,100           66,030
Zoran Corp. (a)                                           4,300           82,603
                                                                  --------------
                                                                         436,484
                                                                  --------------
SOFTWARE--1.6%
Novell, Inc. (a)                                         24,050           74,074
Pervasive Software, Inc. (a)                             13,050           69,818
PLATO Learning, Inc. (a)                                 18,362          105,582
Sybase, Inc. (a)                                          8,600          119,626
                                                                  --------------
                                                                         369,100
                                                                  --------------

MATERIALS--6.0%
CHEMICALS--3.0%
Cytec Industries, Inc. (a)                                7,200          243,360
HB Fuller Co.                                             4,300           94,686
Lubrizol Corp.                                            5,100          158,049
Minerals Technologies, Inc.                               2,700          131,382
Schulman (A.), Inc.                                       5,450           87,527
                                                                  --------------
                                                                         715,004
                                                                  --------------
CONSTRUCTION MATERIALS--0.8%
Amcol International Corp.                                 5,000           40,000
Centex Construction Products, Inc.                        3,500          140,315
                                                                  --------------
                                                                         180,315
                                                                  --------------
CONTAINERS & PACKAGING--0.9%
Aptargroup, Inc.                                          3,200          115,200
Greif, Inc.                                               4,150           95,450
                                                                  --------------
                                                                         210,650
                                                                  --------------
METALS & MINING--0.9%
Carpenter Technology Corp.                                7,000          109,200
RTI International Metals, Inc. (a)                        9,350          101,260
                                                                  --------------
                                                                         210,460
                                                                  --------------
PAPER & FOREST PRODUCTS--0.4%
Glatfelter                                                3,700           54,575
Schweitzer-Mauduit International, Inc.                    2,000           48,280
                                                                  --------------
                                                                         102,855
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                     SHARES           VALUE
                                                 --------------   --------------
TELECOMMUNICATION SERVICES--1.6%
DIVERSIFIED TELECOMMUNICATION--1.5%
Advanced Fibre Communications (a)                         7,800   $      126,906
Mastec, Inc. (a)                                         23,800          137,088
North Pittsburgh Systems, Inc.                            5,200           78,364
                                                                  --------------
                                                                         342,358
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Metro One Telecommunications (a)                          5,500           28,380
                                                                  --------------

UTILITIES--4.7%
ELECTRIC UTILITIES--3.6%
Central Vermont Public Service Corp.                      7,700          150,535
CH Energy Group, Inc.                                     5,200          234,000
El Paso Electric Co. (a)                                  8,400          103,572
Maine Public Service Co.                                  1,600           52,016
MGE Energy, Inc.                                          3,000           94,500
Northeast Utilities                                      12,400          207,576
                                                                  --------------
                                                                         842,199
                                                                  --------------
GAS UTILITIES--0.8%
Cascade Natural Gas Corp.                                 3,400           64,940
Northwest Natural Gas Co.                                 2,400           65,400
WGL Holdings, Inc.                                        2,600           69,420
                                                                  --------------
                                                                         199,760
                                                                  --------------
MULTI-UTILITIES--0.3%
MDU Resources Group, Inc.                                 1,900           63,631
                                                                  --------------
TOTAL COMMON STOCKS
  (cost of $20,780,056)                                               22,935,050
                                                                  --------------

LIMITED PURPOSE TRUST--0.2%
INDUSTRIALS--0.2%
TRADING COMPANIES & DISTRIBUTORS--0.2%
Versacold Income Fund
  (cost of $43,984)                                       8,150           49,474
                                                                  --------------

SINGLE PURPOSE TRUST--0.2%
MATERIALS--0.2%
PAPER & FOREST PRODUCTS--0.2%
PRT Forest Regeneration Income Fund
  (cost of $35,585)                                       5,500           37,323
                                                                  --------------

                                                      PAR             VALUE
                                                 --------------   --------------
SHORT-TERM OBLIGATION--3.6%
Repurchase agreement with
  State Street Bank & Trust Co.,
  dated 6/30/2003, due 7/1/2003 at
  1.000%, collateralized by a
  U.S.Treasury Bond maturing
  5/15/2030, market
  value $871,281
  (repurchase proceeds $854,024)
  (cost of $854,000)                             $      854,000   $      854,000
                                                                  --------------
TOTAL INVESTMENTS--100.5%
  (cost of $21,713,625) (b)                                           23,875,847
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET--(0.5)%                                 (118,142)
                                                                  --------------
NET ASSETS--100.0%                                                $   23,757,705
                                                                  ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Colonial Small Cap Value Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                             $    21,713,625
                                                                 ---------------
Investments, at value                                            $    23,875,847
Cash                                                                         281
Receivable for:
  Fund shares sold                                                        58,595
  Interest                                                                    24
  Dividends                                                               21,707
Deferred Trustees' compensation plan                                       2,752
                                                                 ---------------
    TOTAL ASSETS                                                      23,959,206
                                                                 ---------------

LIABILITIES:
Expense reimbursement due to Manager/Distributer                           6,328
Payable for:
  Investments purchased                                                   39,647
  Fund shares repurchased                                                124,942
  Management fee                                                          15,177
  Distribution fee--Class B                                                  138
  Transfer agent fee                                                         595
  Audit fee                                                                4,804
  Reports to Shareholders                                                  6,671
Deferred Trustees' fee                                                     2,752
Other liabilities                                                            447
                                                                 ---------------
    TOTAL LIABILITIES                                                    201,501
                                                                 ---------------
NET ASSETS                                                       $    23,757,705
                                                                 ---------------

COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $    21,731,794
Undistributed net investment income                                       54,459
Accumulated net realized loss                                           (190,770)
Net unrealized appreciation on investments                             2,162,222
                                                                 ---------------
NET ASSETS                                                       $    23,757,705
                                                                 ---------------

CLASS A:
Net assets                                                       $     8,483,342
Shares outstanding                                                       735,535
                                                                 ===============
Net asset value per share                                        $         11.53
                                                                 ===============

CLASS B:
Net assets                                                       $    15,274,363
Shares outstanding                                                     1,325,159
                                                                 ===============
Net asset value per share                                        $         11.53
                                                                 ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Colonial Small Cap Value Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                        $       155,923
Interest                                                                   1,804
                                                                 ---------------
  Total Investment Income (net of foreign taxes withheld
    of $739)                                                             157,727
                                                                 ---------------

EXPENSES:
Management fee                                                            78,288
Distribution fee--Class B                                                 14,965
Pricing and bookkeeping fees                                               5,404
Transfer agent fee                                                         3,720
Trustees' fee                                                              3,227
Custody fee                                                                9,880
Audit fee                                                                  8,760
Other expenses                                                             5,028
                                                                 ---------------
  Total Expenses                                                         129,272
Fees and expenses waived or reimbursed by Manager                         (6,658)
Fees reimbursed by Distributor--Class B                                  (14,965)
Custody earnings credit                                                      (25)
                                                                 ---------------
  Net Expenses                                                           107,624
                                                                 ---------------
Net Investment Income                                                     50,103
                                                                 ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
Net realized gain (loss) on:
  Investments                                                           (614,575)
  Foreign currency transactions                                              384
                                                                 ---------------
    Net realized loss                                                   (614,191)
                                                                 ---------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                          2,623,747
  Foreign currency translations                                               23
                                                                 ---------------
    Net change in unrealized appreciation/depreciation                 2,623,770
                                                                 ---------------
Net Gain                                                               2,009,579
                                                                 ---------------
Net Increase in Net Assets from Operations                       $     2,059,682
                                                                 ===============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Colonial Small Cap Value Fund, Variable Series

                                                                   (UNAUDITED)
                                                                   SIX MONTHS
                                                                      ENDED          YEAR ENDED
                                                                     JUNE 30,       DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                    2003              2002
----------------------------------                               ---------------   ---------------
OPERATIONS:
Net investment income                                            $        50,103   $        37,492
Net realized gain (loss) on investments and foreign currency
  transactions                                                          (614,191)        1,098,128
Net change in unrealized appreciation/depreciation on
  investments and foreign currency translations                        2,623,770        (2,952,616)
                                                                 ---------------   ---------------
      Net Increase (Decrease) from Operations                          2,059,682        (1,816,996)
                                                                 ---------------   ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                                                     --            (8,389)
  Class B                                                                     --           (12,808)
From net realized gains:
  Class A                                                                     --          (263,235)
  Class B                                                                     --          (401,913)
                                                                 ---------------   ---------------
Total Distributions Declared to Shareholders                                  --          (686,345)
                                                                 ---------------   ---------------

SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                        1,043,530         4,146,927
  Distributions reinvested                                                    --           271,624
  Redemptions                                                         (1,210,696)       (4,761,716)
                                                                 ---------------   ---------------
      Net Decrease                                                      (167,166)         (343,165)
                                                                 ---------------   ---------------
Class B:
  Subscriptions                                                        3,200,644         6,130,731
  Distributions reinvested                                                    --           414,721
  Redemptions                                                         (1,307,717)       (2,107,183)
                                                                 ---------------   ---------------
      Net Increase                                                     1,892,927         4,438,269
                                                                 ---------------   ---------------
Net Increase from Share Transactions                                   1,725,761         4,095,104
                                                                 ---------------   ---------------
Total Increase in Net Assets                                           3,785,443         1,591,763

NET ASSETS:
Beginning of period                                                   19,972,262        18,380,499
                                                                 ---------------   ---------------
End of period (including undistributed net investment income
  of $54,459 and $4,356, respectively)                           $    23,757,705   $    19,972,262
                                                                 ===============   ===============

CHANGES IN SHARES:
Class A:
  Subscriptions                                                           99,825           350,768
  Issued for distributions reinvested                                         --            25,946
  Redemptions                                                           (117,541)         (433,274)
                                                                 ---------------   ---------------
      Net Decrease                                                       (17,716)          (56,560)
                                                                 ---------------   ---------------
Class B:
  Subscriptions                                                          295,611           524,962
  Issued for distributions reinvested                                         --            39,619
  Redemptions                                                           (123,911)         (191,963)
                                                                 ---------------   ---------------
      Net Increase                                                       171,700           372,618
                                                                 ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Colonial Small Cap Value Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Colonial Small Cap Value Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth by investing primarily in smaller capitalization stocks of U.S. companies. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.80% annually of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia and LFD have voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund, in excess of 1.10% annually of the Fund's average daily net assets. LFD will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed to reach the expense limit, Columbia will then waive a portion of its management fee to reach the expense limit. This arrangement may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $25 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $8,624,530 and $7,381,518, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation                       $     3,047,775
     Gross unrealized depreciation                              (885,553)
                                                         ---------------
       Net unrealized appreciation                       $     2,162,222
                                                         ===============

   OTHER--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified. Investing in the Fund may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

FINANCIAL HIGHLIGHTS
Colonial Small Cap Value Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                    (UNAUDITED)
                                                    SIX MONTHS                                             PERIOD
                                                      ENDED               YEAR ENDED DECEMBER 31,          ENDED
                                                     JUNE 30,         -----------------------------     DECEMBER 31,
                                                       2003               2002             2001           2000 (a)
                                                   ------------       ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $      10.47       $      11.55     $      10.73     $       9.21
                                                   ------------       ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                  0.03               0.02             0.02             0.06
Net realized and unrealized gain (loss) on
  investments and foreign currency                         1.03              (0.73)            0.97             1.57
                                                   ------------       ------------     ------------     ------------
      Total from Investment Operations                     1.06              (0.71)            0.99             1.63
                                                   ------------       ------------     ------------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   --              (0.01)           (0.02)           (0.05)
From net realized gains                                      --              (0.36)           (0.15)           (0.06)
                                                   ------------       ------------     ------------     ------------
  Total Distributions Declared to Shareholders               --              (0.37)           (0.17)           (0.11)
                                                   ------------       ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                     $      11.53       $      10.47     $      11.55     $      10.73
                                                   ============       ============     ============     ============
Total return (c)(d)(e)                                    10.12%(f)          (6.14)%           9.20%           17.72%(f)
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Expenses (g)                                               1.10%(h)           1.10%            1.10%            1.10%(h)
Net investment income (g)                                  0.51%(h)           0.18%            0.22%            1.01%(h)
Waiver/reimbursement                                       0.32%(h)           0.29%            0.47%            1.07%(h)
Portfolio turnover rate                                      37%(f)            125%              56%              54%(f)
Net assets, end of period (000's)                  $     15,274       $     12,080     $      9,020     $      3,469

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Manager and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Colonial Strategic Income Fund, Variable Series / June 30, 2003

  Colonial Strategic Income Fund, Variable Series seeks current income consistent with prudent risk and maximum total return.

  Laura A. Ostrander is the fund's portfolio manager. She has managed or co-managed a number of funds for Columbia Management Advisors, Inc. and its predecessors since 1996.

At the beginning of the period, investors remained wary of equities as issues over corporate governance and accounting scandals undermined confidence, and corporate profits showed little growth. Uncertainty about the outcome of a confrontation with Iraq also hung over the financial markets. During the second quarter, the major campaigns of the war ended, yields on US Treasuries reached a 45-year low and the Federal Reserve Board cut a key short-term interest rate to 1.0%. As a result, many investors were willing to take on additional risk in order to get additional yield. Low interest rates and an accommodating attitude on the part of banks also helped the environment for high-yield bonds. Debt issued by emerging markets benefited from the reduced uncertainty that followed the declaration of military victory in Iraq as well as low global interest rates. In addition, the US dollar, long felt to be overvalued against other world currencies, fell sharply.

   We increased our exposure to high-yield bonds, which benefited performance. The timing of our decision allowed us to participate significantly in the high-yield rally that began in the fourth quarter of 2002. Our emerging markets debt also performed well as investors looked outside the United States in search of additional yield. Yields of non-US government bonds were generally in line with US Treasuries. But as the value of the US dollar declined, non-US government bonds outperformed US Treasuries. The fund's exposure to bonds denominated in the Australian dollar, the New Zealand dollar, and the euro all helped performance as the US dollar declined sharply against other world currencies. At the end of the period, the fund's assets were divided roughly as follows: 40% in high-yield bonds; 26% in US Treasuries, other US government bonds and preferred stock; and 31% in non-US developed and emerging-market debt. The balance of our investments was in short-term securities and other assets. We kept our currency exposure stable during the period.

LOOKING AHEAD
We plan to maintain our exposure to high-yield bonds around the current level because we expect firmer economic growth in the second half of 2003. We are unlikely to increase exposure because we believe that this view on the economy is already priced into the market. Emerging market bonds continue to offer value at current levels, although we expect the pace of outperformance to slow. We also believe that the pace of the US dollar's decline versus other currencies will slow, and we will take this into consideration in managing our currency exposure going forward.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

Strategic investing offers attractive income and total return opportunities, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates, the financial strength of issuers of lower-rated bonds, foreign, political and economic developments, and changes in currency exchange rates.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Investing in high-yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer, rising interest rates and risk associated with investing in securities of foreign and emerging markets, including currency exchange rate fluctuations and economic and political change.

PERFORMANCE INFORMATION
Colonial Strategic Income Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                       (CUMULATIVE)
                         6-MONTH      1-YEAR      5-YEAR       LIFE
-------------------------------------------------------------------
Class B(1) (6/1/00)       11.81       18.71        5.44        7.63
Lehman Brothers
  Government/
  Credit Index(2)          5.23       13.15        7.84        8.38

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 7/5/94(3) - 6/30/03

             CLASS B SHARES    LEHMAN BROTHERS GOVERNMENT/CREDIT INDEX
  7/5/1994     $     10,000                               $     10,000
 7/31/1994     $     10,080                               $     10,200
 8/31/1994     $     10,130                               $     10,204
 9/30/1994     $     10,091                               $     10,050
10/31/1994     $     10,131                               $     10,039
11/30/1994     $     10,021                               $     10,021
12/31/1994     $     10,110                               $     10,087
 1/31/1995     $     10,244                               $     10,281
 2/28/1995     $     10,492                               $     10,519
 3/31/1995     $     10,678                               $     10,590
 4/30/1995     $     10,875                               $     10,738
 5/31/1995     $     11,174                               $     11,188
 6/30/1995     $     11,225                               $     11,277
 7/31/1995     $     11,328                               $     11,233
 8/31/1995     $     11,328                               $     11,377
 9/30/1995     $     11,524                               $     11,493
10/31/1995     $     11,679                               $     11,662
11/30/1995     $     11,792                               $     11,855
12/31/1995     $     11,959                               $     12,029
 1/31/1996     $     12,134                               $     12,103
 2/29/1996     $     12,036                               $     11,847
 3/31/1996     $     11,982                               $     11,747
 4/30/1996     $     12,036                               $     11,666
 5/31/1996     $     12,046                               $     11,646
 6/30/1996     $     12,122                               $     11,801
 7/31/1996     $     12,220                               $     11,828
 8/31/1996     $     12,362                               $     11,799
 9/30/1996     $     12,612                               $     12,009
10/31/1996     $     12,807                               $     12,289
11/30/1996     $     13,112                               $     12,515
12/31/1996     $     13,134                               $     12,376
 1/31/1997     $     13,099                               $     12,391
 2/28/1997     $     13,195                               $     12,417
 3/31/1997     $     13,005                               $     12,269
 4/30/1997     $     13,171                               $     12,448
 5/31/1997     $     13,386                               $     12,564
 6/30/1997     $     13,576                               $     12,715
 7/31/1997     $     13,898                               $     13,104
 8/31/1997     $     13,803                               $     12,957
 9/30/1997     $     14,101                               $     13,160
10/31/1997     $     14,125                               $     13,371
11/30/1997     $     14,197                               $     13,442
12/31/1997     $     14,335                               $     13,583
 1/31/1998     $     14,566                               $     13,775
 2/28/1998     $     14,604                               $     13,747
 3/31/1998     $     14,706                               $     13,790
 4/30/1998     $     14,771                               $     13,859
 5/31/1998     $     14,836                               $     14,007
 6/30/1998     $     14,861                               $     14,150
 7/31/1998     $     14,990                               $     14,161
 8/31/1998     $     14,435                               $     14,437
 9/30/1998     $     14,757                               $     14,850
10/31/1998     $     14,782                               $     14,745
11/30/1998     $     15,207                               $     14,833
12/31/1998     $     15,198                               $     14,870
 1/31/1999     $     15,321                               $     14,976
 2/28/1999     $     15,143                               $     14,619
 3/31/1999     $     15,349                               $     14,692
 4/30/1999     $     15,555                               $     14,729
 5/31/1999     $     15,239                               $     14,577
 6/30/1999     $     15,253                               $     14,532
 7/31/1999     $     15,239                               $     14,492
 8/31/1999     $     15,184                               $     14,480
 9/30/1999     $     15,266                               $     14,610
10/31/1999     $     15,266                               $     14,648
11/30/1999     $     15,362                               $     14,639
12/31/1999     $     15,468                               $     14,550
 1/31/2000     $     15,320                               $     14,546
 2/29/2000     $     15,513                               $     14,728
 3/31/2000     $     15,454                               $     14,941
 4/30/2000     $     15,321                               $     14,868
 5/31/2000     $     15,188                               $     14,855
 6/30/2000     $     15,470                               $     15,158
 7/31/2000     $     15,589                               $     15,318
 8/31/2000     $     15,737                               $     15,534
 9/30/2000     $     15,566                               $     15,593
10/31/2000     $     15,268                               $     15,692
11/30/2000     $     15,016                               $     15,960
12/31/2000     $     15,479                               $     16,274
 1/31/2001     $     16,120                               $     16,548
 2/28/2001     $     16,170                               $     16,718
 3/31/2001     $     15,808                               $     16,795
 4/30/2001     $     15,627                               $     16,669
 5/31/2001     $     15,743                               $     16,766
 6/30/2001     $     15,562                               $     16,846
 7/31/2001     $     15,627                               $     17,266
 8/31/2001     $     15,907                               $     17,487
 9/30/2001     $     15,446                               $     17,648
10/31/2001     $     15,874                               $     18,096
11/30/2001     $     16,088                               $     17,799
12/31/2001     $     16,028                               $     17,658
 1/31/2002     $     16,083                               $     17,787
 2/28/2002     $     16,118                               $     17,939
 3/31/2002     $     16,171                               $     17,574
 4/30/2002     $     16,477                               $     17,915
 5/31/2002     $     16,550                               $     18,080
 6/30/2002     $     16,316                               $     18,234
 7/31/2002     $     16,155                               $     18,453
 8/31/2002     $     16,424                               $     18,866
 9/30/2002     $     16,515                               $     19,272
10/31/2002     $     16,569                               $     19,087
11/30/2002     $     16,911                               $     19,098
12/31/2002     $     17,325                               $     19,604
 1/31/2003     $     17,540                               $     19,604
 2/28/2003     $     17,891                               $     19,953
 3/31/2003     $     18,066                               $     19,927
 4/30/2003     $     18,709                               $     20,140
 5/31/2003     $     19,235                               $     20,712
 6/30/2003     $     19,366                               $     20,634

NET ASSET VALUE PER SHARE ($)                                12/31/02    6/30/03
--------------------------------------------------------------------------------
Class B                                                        8.89       9.94

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The Lehman Brothers Government/Credit Index is an unmanaged index that tracks the performance of a selection of US government and investment grade US corporate bonds. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

(2)  Index performance is from June 30, 1994.

(3)  Inception date of class A shares (older existing share class).

INVESTMENT PORTFOLIO
Colonial Strategic Income Fund, Variable Series / June 30, 2003 (Unaudited)

                                                      PAR             VALUE
                                                 --------------   --------------
CORPORATE FIXED-INCOME
  BONDS & NOTES--39.7%
CONSTRUCTION--1.2%
BUILDING CONSTRUCTION--1.2%
Associated Materials, Inc.,
  9.750% 04/15/12                                $      190,000   $      207,100
Atrium Companies, Inc.,
  10.500% 05/01/09                                      130,000          137,800
Congoleum Corp.,
  8.625% 08/01/08                                       140,000           87,500
D.R. Horton, Inc.,
  9.750% 09/15/10                                       575,000          667,000
K. Hovnanian Enterprise, Inc.:
  8.875% 04/01/12                                        45,000           48,712
  10.500% 10/01/07                                      250,000          292,500
Lyon Williams Homes, Inc.,
  10.750% 04/01/13                                      140,000          148,400
Standard Pacific Corp.,
  9.250% 04/15/12                                       275,000          306,625
                                                                  --------------
                                                                       1,895,637
                                                                  --------------

CONSUMER STAPLES--0.3%
HOUSEHOLD PRODUCTS--0.2%
American Greetings Corp.,
  11.750% 07/15/08                                      175,000          201,688
Armkel LLC,
  9.500% 08/15/09                                       115,000          129,950
                                                                  --------------
                                                                         331,638
                                                                  --------------
OFFICE EQUIPMENTS--0.1%
Xerox Corp.,
  7.125% 06/15/10                                       100,000          100,750
                                                                  --------------

FINANCE, INSURANCE & REAL ESTATE--0.8%
FINANCIAL SERVICES--0.6%
Arch Western Finance,
  6.750% 07/01/13 (a)                                    70,000           71,575
MDP Acquisitions PLC,
  9.625% 10/01/12 (a)                                   340,000          375,700
Orion Power Holdings, Inc.,
  12.000% 05/01/10                                       75,000           86,625
Thornburg Mortgage, Inc.,
  8.000% 05/15/13                                       160,000          163,200
Tiers-MIR-2001-14,
  7.200% 06/15/04 (a)                                   270,000          207,900
                                                                  --------------
                                                                         905,000
                                                                  --------------
INSURANCE AGENTS & BROKERS--0.1%
Willis Corroon Corp.,
  9.000% 02/01/09                                       190,000          203,300
                                                                  --------------
REAL ESTATE--0.1%
Forest City Enterprises, Inc.,
  7.625% 06/01/15                                       105,000          107,625
iStar Financial, Inc.,
  8.750% 08/15/08                                       125,000          137,500
                                                                  --------------
                                                                         245,125
                                                                  --------------
MANUFACTURING--10.8%
APPAREL--0.2%
Levi Strauss & Co.,
  12.250% 12/15/12                               $      135,000   $      112,388
Warnaco, Inc.,
  8.875% 06/15/13 (a)                                    65,000           67,925
William Carter Co.,
  10.875% 08/15/11                                      150,000          169,313
                                                                  --------------
                                                                         349,626
                                                                  --------------
AUTO PARTS & EQUIPMENT--0.2%
Rexnord Corp.,
  10.125% 12/15/12 (a)                                   85,000           93,500
TRW Automotive Acquisition,
  11.000% 02/15/13                                      215,000          236,500
United Components, Inc.,
  9.375% 06/15/13 (a)                                    40,000           42,100
                                                                  --------------
                                                                         372,100
                                                                  --------------
AUTOMOBILES--0.0%
General Motors,
  7.125% 07/15/13                                        80,000           80,251
                                                                  --------------
CHEMICALS & ALLIED PRODUCTS--1.8%
Avecia Group PLC,
  11.000% 07/01/09                                      200,000          180,000
Equistar Chemicals LP,
  10.125% 09/01/08                                      145,000          148,987
FMC Corp.,
  10.250% 11/01/09 (a)                                  280,000          316,400
Huntsman ICI Holdings LLC,
  12/31/09 (b)                                        2,410,000          891,700
Lyondell Chemical Co.,
  9.625% 05/01/07                                       440,000          433,400
MacDermid, Inc.,
  9.125% 07/15/11                                       260,000          291,200
Polyone Corp.,
  10.625% 05/15/10                                      170,000          167,450
Terra Capital, Inc.,
  12.875% 10/15/08                                      400,000          436,000
                                                                  --------------
                                                                       2,865,137
                                                                  --------------
ELECTRONIC & ELECTRICAL EQUIPMENT--1.2%
Amkor Technology, Inc.:
  7.750% 05/15/13                                        85,000           79,900
  9.250% 02/15/08                                       185,000          191,475
  10.500% 05/01/09                                      180,000          184,500
Flextronics International Ltd.,
  9.875% 07/01/10                                       300,000          330,000
TransDigm, Inc.,
  10.375% 12/01/08                                    1,000,000        1,070,000
                                                                  --------------
                                                                       1,855,875
                                                                  --------------
FABRICATED METAL--0.4%
Owens-Brockway Glass Container,
  8.250% 05/15/13                                       370,000          384,800
Earle M. Jorgensen & Co.,
  9.750% 06/01/12                                       250,000          265,000
                                                                  --------------
                                                                         649,800
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                      PAR             VALUE
                                                 --------------   --------------
FOOD & KINDRED PRODUCTS--1.4%
Del Monte Corp.,
  9.250% 05/15/11                                $      420,000   $      457,800
Dole Food Co.,
  8.625% 05/01/09                                       275,000          291,500
Dominos, Inc.,
  8.250% 07/01/11 (a)                                   130,000          134,225
Merisant Co.,
  07/15/13
  (9.500% 07/15/08) (a)(e)                              135,000          139,387
Premier International Foods PLC,
  12.000% 09/01/09                                      750,000          828,750
Smithfield Foods, Inc.,
  8.000% 10/15/09                                       295,000          317,863
                                                                  --------------
                                                                       2,169,525
                                                                  --------------
FURNITURE & FIXTURES--0.2%
Juno Lighting, Inc.,
  11.875% 07/01/09                                      195,000          210,600
Simmons Co.,
  10.250% 03/15/09                                       50,000           53,500
                                                                  --------------
                                                                         264,100
                                                                  --------------
MACHINERY & COMPUTER EQUIPMENT--0.1%
Cummins, Inc.,
  9.500% 12/01/10                                       195,000          219,375
                                                                  --------------
MEASURING & ANALYZING INSTRUMENTS--0.2%
Fisher Scientific International Inc.,
  8.125% 05/01/12                                       250,000          270,000
                                                                  --------------
MISCELLANEOUS MANUFACTURING--2.1%
Actuant Corp.,
  13.000% 05/01/09                                      211,000          246,870
AGCO Corp.,
  9.500% 05/01/08                                       220,000          242,000
American Standard, Inc.,
  7.375% 02/01/08                                       260,000          287,625
Applied Extrusion Technologies,
  10.750% 07/01/11                                      215,000          159,100
Ball Corp.,
  6.875% 12/15/12                                       300,000          318,750
Crown European Holdings SA,
  10.875% 03/01/13                                      190,000          207,575
Flowserve Corp.,
  12.250% 08/15/10                                      205,000          239,850
Hexcel Corp.:
  9.750% 01/15/09                                       145,000          144,275
  9.875% 10/01/08                                        40,000           43,600
Koppers Industries, Inc.,
  9.875% 12/01/07                                       325,000          335,563
Owens-Illinois, Inc.,
  7.150% 05/15/05                                        90,000           91,800
SPX Corp.,
  7.500% 01/01/13                                       165,000          177,375
Tekni-Plex, Inc.,
  12.750% 06/15/10                                      550,000          543,125
Terex Corp.,
  10.375% 04/01/11                                      215,000          238,650
                                                                  --------------
                                                                       3,276,158
                                                                  --------------
PAPER PRODUCTS--1.0%
Georgia Pacific Corp.,
  8.875% 02/01/10                                $      200,000   $      216,000
Jefferson Smurfit Corp.,
  8.250% 10/01/12 (a)                                   165,000          178,200
Norske Skog Canada Ltd.,
  8.625% 06/15/11                                        90,000           92,700
Packaging Corp.,
  9.625% 04/01/09                                       260,000          286,000
Riverwood International Corp.,
  10.875% 04/01/08                                      675,000          691,875
Tembec Industries, Inc.,
  8.500% 02/01/11                                       150,000          148,500
                                                                  --------------
                                                                       1,613,275
                                                                  --------------
POLLUTION CONTROL--0.0%
Envirosource, Inc.,
  14.000% 12/15/08                                       68,416           61,574
                                                                  --------------
PRIMARY METAL--0.4%
Bayou Steel Corp.,
  9.500% 05/15/08 (d)                                   500,000          107,500
Kaiser Aluminum & Chemical Corp.,
  10.875% 10/15/06 (d)                                  420,000          298,200
Steel Dymanics, Inc.,
  9.500% 03/15/09                                        50,000           52,500
WCI Steel, Inc.,
  10.000% 12/01/04 (c)                                  320,000          102,400
Wheeling-Pittsburgh Corp.,
  9.250% 11/15/07 (d)                                   750,000           67,500
                                                                  --------------
                                                                         628,100
                                                                  --------------
PRINTING & PUBLISHING--1.2%
CBD Media/CBD Finance,
  8.625% 06/01/11 (a)                                    30,000           31,050
Dex Media East LLC,
  12.125% 11/15/12 (a)                                  370,000          440,300
Hollinger, Inc.,
  11.875% 03/01/11                                      195,000          217,425
Primedia, Inc.,
  8.875% 05/15/11                                       375,000          398,438
Von Hoffman Corp.,
  10.250% 03/15/09                                      285,000          304,950
Yell Finance BV,
  10.750% 08/01/11                                      470,000          542,850
                                                                  --------------
                                                                       1,935,013
                                                                  --------------
TEXTILE MILL PRODUCTS--0.1%
Collins & Aikman Floor Covering, Inc.,
  9.750% 02/15/10                                       150,000          156,750
                                                                  --------------
TRANSPORTATION EQUIPMENT--0.3%
Sequa Corp.,
  8.875% 04/01/08                                       315,000          329,175
Teekay Shipping Corp.,
  8.875% 07/15/11                                        85,000           90,950
                                                                  --------------
                                                                         420,125
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                      PAR             VALUE
                                                 --------------   --------------
MINING & ENERGY--5.0%
METAL MINING--0.2%
TriMas Corp.,
  9.875% 06/15/12 (a)                            $      355,000   $      362,100
                                                                  --------------
OIL & GAS EXTRACTION--4.6%
Benton Oil & Gas Co.,
  9.375% 11/01/07                                       215,000          195,113
Chesapeake Energy Corp.:
  7.750% 01/15/15                                       185,000          197,950
  8.125% 04/01/11                                       100,000          107,750
Compton Petroleum Corp.,
  9.90% 05/15/09                                        195,000          213,525
Denbury Management, Inc.,
  7.500% 04/01/13                                       110,000          113,850
Dynegy Holdings, Inc.,
  8.750% 02/15/12                                       200,000          187,000
El Paso Energy Corp.:
  7.750% 06/15/10                                       380,000          355,300
  7.750% 06/01/13                                       210,000          211,050
  8.500% 06/01/10                                       175,000          187,687
Encore Acquisition Co.,
  8.375% 06/15/12 (a)                                   195,000          207,675
Forest Oil Corp.,
  8.000% 06/15/08                                       250,000          265,000
Houston Exploration Co.,
  7.000% 06/15/13 (a)                                    50,000           52,375
Magnum Hunter Resources, Inc.,
  9.600% 03/15/12                                       100,000          110,500
Mariner Energy, Inc.,
  10.500% 08/01/06                                      215,000          215,000
Northwest Pipeline Corp.,
  8.125% 03/01/10                                        85,000           91,588
PDVSA Finance Ltd.:
  6.250% 02/15/06                                EUR    396,750          424,611
  6.650% 02/15/06                                $      240,000          226,800
Pemex Project Funding Master Trust:
  7.375% 12/15/14                                       290,000          315,636
  9.125% 10/13/10                                       950,000        1,149,500
Pioneer Natural Resource Co.:
  7.500% 04/15/12                                        70,000           80,500
  9.625% 04/01/10                                       315,000          385,875
Pogo Producing Co.,
  8.250% 04/15/11                                       425,000          471,750
Premcor Refining Group,
  7.500% 06/15/15                                       165,000          165,000
Sonat, Inc.,
  7.625% 07/15/11                                       145,000          131,950
Southern Natural Gas Co.,
  8.875% 03/15/10                                       130,000          142,675
Stone Energy Corp.,
  8.250% 12/15/11                                       135,000          142,425
Tesoro Pete Corp.,
  8.000% 04/15/08                                        70,000           72,100
Williams Companies, Inc.:
  8.125% 03/15/12                                       430,000          441,825
  8.625% 06/01/10                                        55,000           57,475
XTO Energy, Inc.,
  7.500% 04/15/12                                $      325,000   $      372,125
                                                                  --------------
                                                                       7,291,610
                                                                  --------------
OIL & GAS FIELD SERVICES--0.2%
Frontier Escrow Corp.,
  8.000% 4/15/13                                         55,000           57,612
Newpark Resources, Inc.,
  8.625% 12/15/07                                       195,000          198,900
                                                                  --------------
                                                                         256,512
                                                                  --------------

RETAIL TRADE--1.6%
FOOD & KINDRED PRODUCTS--0.3%
Constellation Brands,
  8.125% 01/15/12                                       175,000          189,000
Roundy's Inc.,
  8.875% 06/15/02                                       275,000          288,750
                                                                  --------------
                                                                         477,750
                                                                  --------------
FOOD STORES--0.4%
Winn-Dixie Stores, Inc.,
  8.875% 04/01/08                                       560,000          599,200
                                                                  --------------
MISCELLANEOUS RETAIL--0.8%
Gap, Inc.,
  10.550% 12/15/08                                      190,000          230,850
JC Penney Co., Inc.,
  8.000% 03/01/10                                       270,000          283,500
Rite Aid Corp.:
  8.125% 05/01/10                                        80,000           83,600
  9.250% 06/01/13                                       295,000          292,050
Saks, Inc.,
  8.250% 11/15/08                                        70,000           74,550
Steinway Musical Instruments, Inc.,
  8.750% 04/15/11                                       270,000          270,000
                                                                  --------------
                                                                       1,234,550
                                                                  --------------
RESTAURANTS--0.1%
Yum! Brands, Inc.,
  7.700% 07/01/12                                       200,000          227,000
                                                                  --------------

SERVICES--7.6%
AMUSEMENT & RECREATION--3.4%
Ameristar Casinos, Inc.,
  10.750% 02/15/09                                      215,000          244,025
Argosy Gaming Co.,
  10.750% 06/01/09                                      305,000          333,213
Boyd Gaming Corp.,
  8.750% 04/15/12                                        85,000           93,075
Circus & Eldorado/Silver Legacy
  Capital Corp.,
  10.125% 03/01/12                                      270,000          265,275
Coast Hotels & Casinos, Inc.,
  9.500% 04/01/09                                       325,000          347,750
Corrections Corp.,
  9.875% 05/01/09                                       180,000          201,600

                       See Notes to Investment Portfolio.

                                                      PAR             VALUE
                                                 --------------   --------------
Corus Entertainment Inc.,
  8.750% 03/01/12                                $      115,000   $      123,625
Hollywood Casino Shreveport,
  13.000% 08/01/06                                      470,000          319,600
Hollywood Entertainment Corp.,
  9.625% 03/15/11                                       235,000          256,150
Majestic Investment Holdings LLC,
  11.653% 11/30/07                                      135,000          135,000
Mohegan Tribal Gaming:
  8.000% 04/01/12                                       350,000          377,125
  8.375% 07/01/11                                       125,000          135,000
Park Place Entertainment Corp.,
  9.375% 02/15/07                                       285,000          314,925
Penn National Gaming, Inc.,
  11.125% 03/01/08                                      250,000          277,500
Pinnacle Entertainment, Inc.,
  9.250% 02/15/07                                       750,000          742,500
Regal Cinemas, Inc.,
  9.375% 02/01/12                                       360,000          396,000
Royal Caribbean Cruises, Ltd.,
  8.000% 05/15/10                                       145,000          149,712
Six Flags, Inc.,
  9.500% 02/01/09                                       435,000          428,475
Town Sports International, Inc.,
  9.625% 04/15/11                                       115,000          121,325
Venetian Casino Resort LLC,
  11.000% 06/15/10 (a)                                  205,000          231,650
                                                                  --------------
                                                                       5,493,525
                                                                  --------------
AUTO EQUIPMENT & RENTAL SERVICES--0.9%
Accuride Corp.,
  9.250% 02/01/08                                        75,000           68,625
Collins & Aikman Products Co.,
  10.750% 12/31/11                                      285,000          252,225
Dana Corp.:
  9.000% 08/15/11                                       135,000          146,137
  10.125% 03/15/10                                      125,000          137,500
Dura Operating Corp.,
  8.625% 04/15/12                                       225,000          232,312
Lear Corp.,
  8.110% 05/15/09                                       370,000          426,425
United Rentals NA, Inc.,
  10.750% 04/15/08                                      170,000          185,725
                                                                  --------------
                                                                       1,448,949
                                                                  --------------
COMMERCIAL SERVICES--0.2%
Iron Mountains, Inc.,
  6.625% 01/01/16                                       210,000          206,850
Moore North America,
  7.875% 01/15/11                                       110,000          114,950
                                                                  --------------
                                                                         321,800
                                                                  --------------
FUNERAL SERVICES--0.4%
Service Corp. International,
  7.700% 04/15/09                                       400,000          407,000
Stewart Enterprises, Inc.,
  10.750% 07/01/08                                      235,000          262,025
                                                                  --------------
                                                                         669,025
                                                                  --------------
HEALTH SERVICES--2.2%
AmerisourceBergen Corp.:
  7.250% 11/15/12 (a)                            $      140,000   $      152,250
  8.125% 09/01/08                                       250,000          275,625
Coventry Health Care Inc.,
  8.125% 02/15/12                                       265,000          288,850
HCA,
  8.750% 09/01/10                                       610,000          721,496
Iasis Healthcare Corp.,
  13.000% 10/15/09                                      185,000          206,275
Insight Health Services Corp.,
  9.875% 11/01/11                                       230,000          239,200
Magellan Health Services, Inc.,
  9.375% 11/15/07 (a)                                   210,000          208,950
Medquest, Inc.,
  11.875% 08/15/12 (a)                                  335,000          353,425
Pacificare Health Systems, Inc.,
  10.750% 06/01/09                                      325,000          372,125
Tenet Healthcare Corp.,
  6.375% 12/01/11                                       405,000          382,725
United Surgical Partners
  Holdings, Inc.,
  10.000% 12/15/11                                      250,000          270,000
                                                                  --------------
                                                                       3,470,921
                                                                  --------------
HOTELS, CAMPS & LODGING--0.5%
Hard Rock Hotel, Inc.,
  8.875% 06/01/13                                        95,000           99,275
Host Marriott LP,
  9.500% 01/15/07                                       225,000          243,562
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875% 05/01/12 (a)                                   375,000          410,625
                                                                  --------------
                                                                         753,462
                                                                  --------------

TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES--12.2%
AEROSPACE--0.2%
BE Aerospace, Inc.,
  8.875% 05/01/11                                       175,000          137,375
Vought Aircraft Industries, Inc.,
  8.000% 07/15/11 (a)                                   105,000          105,788
                                                                  --------------
                                                                         243,163
                                                                  --------------
AIR TRANSPORTATION--0.5%
Northwest Airlines Inc.,
  9.875% 03/15/07                                       220,000          179,300
Petroleum Helicopters, Inc.,
  9.375% 05/01/09                                       325,000          364,000
U.S. Airways, Inc.,
  10.375% 03/01/13 (c)                                  850,000          212,500
                                                                  --------------
                                                                         755,800
                                                                  --------------
BROADCASTING--1.4%
Advanstar Communications, Inc.,
  12.000% 02/15/11                                      300,000          282,750

                       See Notes to Investment Portfolio.

                                                      PAR             VALUE
                                                 --------------   --------------
Canwest Media, Inc.,
  10.625% 05/15/11                               $      390,000   $      446,550
Chancellor Media Corp.,
  8.000% 11/01/08                                        85,000          100,300
Emmis Communications,
  03/15/11
  (12.500% 03/15/06) (e)                                317,000          275,790
Quebecor Media, Inc.,
  11.125% 07/15/11                                      400,000          460,000
Sinclair Broadcast Group, Inc.,
  8.750% 12/15/11                                       250,000          275,000
TV Azteca SA de CV,
  10.500% 02/15/07                                      470,000          470,000
                                                                  --------------
                                                                       2,310,390
                                                                  --------------
CABLE--2.0%
British Sky Broadcasting Group,
  8.200% 07/15/09                                       345,000          403,105
Charter Communications Holding LLC:
  04/01/11
  (9.920% 4/01/04) (e)                                  990,000          653,400
  10.000% 04/01/09                                      275,000          207,625
Comcast UK Cable Partners Ltd.,
  11.200% 11/15/07                                      450,000          439,875
CSC Holdings, Inc.,
  7.625% 04/01/11                                       195,000          197,925
Direct TV Holdings LCC,
  8.375% 3/15/13                                        200,000          223,500
EchoStar DBS Corp.:
  9.125% 01/15/09                                        90,000          100,575
  9.375% 02/01/09                                       200,000          213,500
Insight Communications, Inc.,
  02/15/11
  (12.250% 02/15/06) (e)                                340,000          280,500
Northland Cable Television, Inc.,
  10.250% 11/15/07                                      400,000          384,000
Rogers Cable, Inc.,
  6.250% 06/15/13 (a)                                   105,000          105,150
                                                                  --------------
                                                                       3,209,155
                                                                  --------------
COMMUNICATIONS--0.7%
L-3 Communications Corp.,
  7.625% 06/15/12                                       280,000          308,000
Level 3 Communications,
  10.500% 12/01/08                                      415,000          348,600
Vivendi SA,
  9.250% 04/15/10                                       175,000          203,000
XM Satellite Radio Holdings, Inc.,
  12/31/09
  (14.000% 01/01/06) (e)                                310,485          223,549
                                                                  --------------
                                                                       1,083,149
                                                                  --------------
COMMUNICATION SERVICES--0.8%
Colt Telecom Group PLC:
  2.000% 03/29/06                                EUR    175,000          167,074
  12.000% 12/15/06                               $      155,000          155,775
Crown Castle International Corp.:
  05/15/11
  (10.375% 05/15/04) (e)                         $      175,000   $      167,562
  10.750% 08/01/11                                       30,000           32,625
Fairpoint Communications,
  11.875% 03/01/10                                      115,000          133,400
Lucent Technologies, Inc.:
  6.450% 03/15/29                                       220,000          149,600
  7.250% 07/15/06                                       145,000          137,025
SBA Communication Corp.,
  10.250% 02/01/09                                      290,000          265,350
                                                                  --------------
                                                                       1,208,411
                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES--1.0%
Allied Waste North America, Inc.:
  8.500% 12/01/08                                       285,000          307,088
  10.000% 08/01/09                                    1,090,000        1,160,850
HydroChem Industrial Services, Inc.,
  10.375% 08/01/07                                      150,000          105,000
                                                                  --------------
                                                                       1,572,938
                                                                  --------------
ELECTRIC SERVICES--2.1%
AES Corp.:
  9.000% 05/15/15                                       170,000          180,200
  9.500% 06/01/09                                       432,000          438,480
Beaver Valley Funding Corp.,
  9.000% 06/01/17                                       235,000          281,161
Caithness Coso Funding Corp.,
  9.050% 12/15/09                                       312,054          327,657
Calpine Corp.:
  8.500% 02/15/11                                       440,000          330,000
  8.625% 08/15/10                                       140,000          105,000
CEnergy Corp.,
  8.900% 07/15/08                                       260,000          273,000
Edison Mission Energy,
  9.875% 04/15/11                                       200,000          188,000
Illinois Power Co.,
  11.500% 12/15/10                                       75,000           85,687
Mission Energy Holdings Co.,
  13.500% 07/15/08                                       60,000           40,800
MSW Energy Holdings,
  8.500% 09/01/10 (a)                                   270,000          278,100
Nevada Power Co.,
  10.875% 10/15/09 (a)                                  215,000          242,950
PG&E Corp.,
  6.875% 07/15/08(a)                                     80,000           80,160
PSEG Energy Holdings,
  8.625% 02/15/08                                       215,000          231,125
UCAR, Inc.,
  10.250% 02/15/12                                      230,000          225,400
                                                                  --------------
                                                                       3,307,720
                                                                  --------------
MARINE SERVICES--0.2%
Stena AB,
  9.625% 12/01/12 (a)                                   170,000          186,575
Trico Marine Services, Inc.,
  8.875% 05/15/12                                       170,000          148,750
                                                                  --------------
                                                                         335,325
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                      PAR             VALUE
                                                 --------------   --------------
MOTOR FREIGHT & WAREHOUSING--0.2%
Allied Holdings, Inc.,
  8.625% 10/01/07                                $      155,000   $      139,500
Offshore Logistic,
  6.125% 06/15/13                                        65,000           65,325
QDI LLC:
  12.000% 06/15/09 (a)                                   83,857           12,474
  12.500% 06/15/08                                      341,000          135,974
                                                                  --------------
                                                                         353,273
                                                                  --------------
RADIO & TELEPHONE COMMUNICATIONS--1.7%
AirGate PCS, Inc.,
  10/01/09
  (13.500% 10/01/04) (e)                                230,000          108,100
Avaya, Inc.,
  11.125% 04/01/09                                      150,000          164,250
Horizon PCS, Inc.,
  13.750% 06/15/11                                      285,000           51,300
Nextel Communications, Inc.:
  9.750% 10/31/07                                       685,000          708,975
  9.375% 11/15/09                                       415,000          448,200
Nextel Partners, Inc.,
  11.000% 03/15/10                                      225,000          244,125
Nortel Networks Ltd.,
  6.125% 02/15/06                                       340,000          329,800
Rogers Cantel, Inc.,
  9.750% 06/01/16                                       460,000          520,950
US Unwired, Inc.,
  11/01/09
  (13.375% 11/01/04) (e)                                500,000          220,000
                                                                  --------------
                                                                       2,795,700
                                                                  --------------
RAIL ROAD--0.2%
Kansas City Southern,
  7.500% 06/15/09                                       140,000          144,900
TFM SA de CV,
  12.500% 06/15/12 (a)                                  230,000          248,400
                                                                  --------------
                                                                         393,300
                                                                  --------------
TELECOMMUNICATIONS--1.2%
AT&T Wireless Services, Inc.,
  7.875% 03/01/11                                       145,000          171,448
Carrier1 International SA,
  13.250% 02/15/09 (d)                                  500,000           15,000
Centennial Cell/Communications,
  10.125 6/15/13 (a)                                     80,000           79,200
Insight Midwest/Insight Capital,
  9.750% 10/01/09 (a)                                   215,000          227,900
Qwest Corp.:
  8.875% 03/15/12                                       280,000          312,200
  13.500% 12/15/10                                      320,000          361,600
Spectrasite,
  8.250% 05/15/10                                       130,000          135,525
Time Warner Telecom, LLC:
  9.750% 07/15/08                                       200,000          194,500
  10.125% 02/01/11                                      295,000          286,887
Triton PCS, Inc.,
  8.750% 11/15/11                                       135,000          135,000
                                                                  --------------
                                                                       1,919,260
                                                                  --------------
WHOLESALE TRADE--0.2%
DURABLE GOODS--0.2%
Playtex Products, Inc.,
  9.375% 06/01/11                                $      300,000   $      300,000
                                                                  --------------
TOTAL CORPORATE FIXED INCOME BONDS & NOTES
  (cost of $61,298,948)                                               63,262,222
                                                                  --------------

U.S. GOVERNMENT AGENCIES & OBLIGATIONS--24.9%
Federal Home Loan Mortgage Corp.,
  8.000% 10/01/26                                       368,505          398,034
                                                                  --------------
Federal National Mortgage Association,
  6.500% TBA (f)                                      2,795,000        2,914,659
                                                                  --------------
Government National Mortgage Association,
  8.000% 04/15/17                                       121,983          133,389
                                                                  --------------
U.S. Treasury Bonds:
  7.500% 11/15/24                                     1,310,000        1,839,117
  8.750% 05/15/17                                     4,911,000        7,350,962
  10.375% 11/15/12                                    3,800,000        5,061,866
  11.625% 11/15/04                                    2,900,000        3,312,345
  12.000% 08/15/13                                    9,548,000       13,875,555
                                                                  --------------
                                                                      31,439,845
                                                                  --------------
U.S. Treasury Notes:
  5.625% 05/15/08                                     2,500,000        2,866,015
  6.500% 10/15/06                                     1,730,000        1,987,607
                                                                  --------------
                                                                       4,853,622
                                                                  --------------
TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
  (cost of $38,063,783)                                               39,739,549
                                                                  --------------

FOREIGN GOVERNMENT OBLIGATIONS--31.3%
European Investment Bank,
  7.625% 12/07/07                                GBP    455,000          864,416
Government of Australia,
  6.250% 04/15/15                                AUD  1,750,000        1,293,983
Government of Canada:
  5.500% 06/01/10                                CAD  1,020,000          811,313
  10.000% 06/01/08                                    2,656,000        2,502,018
Government of New Zealand:
  6.000% 11/15/11                                NZD  6,410,000        3,925,517
  6.500% 04/15/13                                     2,545,000        1,617,457
Government of Sweden:
  5.500% 10/08/12                                SEK 10,210,000        1,393,863
  6.750% 05/05/14                                    15,230,000        2,281,300

                       See Notes to Investment Portfolio.

                                                      PAR             VALUE
                                                 ---------------  --------------
Republic of France:
  5.000% 10/25/16                                EUR   1,100,000  $    1,368,055
  5.500% 10/25/10                                        975,000       1,268,590
Kingdom of Norway:
  6.000% 05/16/11                                NOK  20,420,000       3,089,758
  6.750% 01/15/07                                      2,985,000         452,848
Poland Government Bond,
  8.500% 05/12/07                                PLN   3,357,000         968,175
Republic of Brazil:
  9.500% 01/24/11                                $       500,000         533,429
  11.000% 08/17/40                               EUR     443,000         404,237
  11.500% 04/02/09                                       930,000       1,061,175
  14.500% 10/15/09                               $       725,000         839,187
Republic of Bulgaria,
  7.500% 01/15/13                                EUR   1,238,000       1,569,971
Republic of Colombia:
  9.750% 04/09/11                                $       651,123         740,653
  10.000% 01/23/12                                       782,000         875,840
  11.500% 05/31/11                               EUR     335,000         439,088
Republic of Germany,
  5.375% 01/04/10                                        905,000       1,163,902
Republic of Greece:
  5.350% 05/08/11                                $     1,115,000       1,429,200
  8.600% 03/26/08                                        381,000         545,069
Republic of Hungary,
  8.500% 10/12/05                                HUF 195,650,000         842,444
Republic of Italy,
  5.250% 08/01/11                                EUR   2,330,000       2,978,921
Republic of Peru,
  9.875% 02/06/15                                $       435,000         477,413
Republic of South Africa:
  5.250% 05/16/13                                EUR     555,000         615,088
  13.000% 08/31/10                               ZAR  14,455,000       2,341,017
Republic of Venezuela,
  9.250% 09/15/27                                $     1,103,000         816,220
Russian Federation:
  5.000% 03/31/30                                      2,200,000       2,134,000
  11.000% 07/24/18                                       445,000         638,130
  12.750% 06/24/28                                       405,000         680,400
Treasury Corp. of Victoria, Australia,
  7.500% 08/15/08                                AUD   3,100,000       2,326,487
United Kingdom Treasury:
  5.000% 03/07/12                                GBP     540,000         947,013
  9.000% 07/12/11                                        615,000       1,355,015
United Mexican States:
  7.500% 03/08/10                                EUR     375,000         478,792
  8.300% 08/15/31                                $       665,000         765,748
  11.375% 09/15/16                                       777,000       1,130,535
                                                                  --------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
  (cost of $42,245,625)                                               49,966,267
                                                                  --------------
TOTAL BONDS & NOTES
  (cost of $141,608,356)                                             152,968,038
                                                                  --------------

                                                     SHARES            VALUE
                                                 --------------   --------------
PREFERRED STOCKS--0.6%
FINANCIAL SERVICES--0.1%
Sinclair Capital,
  11.625%                                                 2,000   $      209,300
                                                                  --------------
TRANSPORTATION, COMMUNICATION,
  ELECTRIC, GAS & SANITARY SERVICES--0.4%
CSC Holdings Ltd.:
  11.125%                                                 3,232          332,896
  11.750%                                                 2,291          235,973
                                                                  --------------
                                                                         568,869
                                                                  --------------
COMMUNICATIONS--0.1%
Dobson Communication Corp.,
  12.25% PIK,                                               221          218,790
                                                                  --------------
POLLUTION CONTROL--0.0%
Envirosource, Inc.,
  7.250%                                                    232           10,741
                                                                  --------------
TOTAL PREFERRED STOCKS
  (cost of $997,010)                                                   1,007,700
                                                                  --------------

COMMON STOCKS--0.0%
TRANSPORTATION, COMMUNICATION,  ELECTRIC, GAS
  & SANITARY SERVICES--0.0%
POLLUTION CONTROL--0.0%
Envirosource, Inc. (h)                                    2,000              460
Fairlane Management Corp. (g)                             2,000               --
                                                                  --------------
                                                                             460
                                                                  --------------
TELECOMMUNICATIONS--0.0%
Price Communications Corp.                                    1               13
                                                                  --------------
TOTAL COMMON STOCKS
  (cost of $64)                                                              473
                                                                  --------------

WARRANTS (h)--0.1%

                                                     UNITS
                                                ---------------
RETAIL TRADE--0.0%
FOOD STORES--0.0%
Pathmark Stores, Inc.,
  expires 9/19/10                                         2,938            3,731
                                                                  --------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICES--0.0%
CABLE--0.0%
Cable Satisfaction International, Inc.,
  expires 03/01/05                                          515                5
Ono Finance PLC:
  expires 02/15/11                                          150                2
  expires 05/31/09                                          500                1
                                                                  --------------
                                                                               8
                                                                  --------------
COMMUNICATIONS--0.1%
Horizon PCS, Inc.,
  expires 10/1/10 (a)                                       315               --
UbiquiTel, Inc.,
  expires 04/15/10 (a)                                      225                2

                       See Notes to Investment Portfolio.

                                                     UNITS            VALUE
                                                ---------------   --------------
XM Satellite Radio Holdings, Inc.:
  expires 03/15/10 (a)                                      150   $          825
  expires 12/31/09 (a)                                      235          162,150
                                                                  --------------
                                                                         162,977
                                                                  --------------
MOTOR FREIGHT & WAREHOUSING--0.0%
Quality Distribution Inc., LLC,
  expires 06/15/06 (a)                                    1,020               --
                                                                  --------------
                                                                              --
                                                                  --------------
TELECOMMUNICATIONS--0.0%
Jazztel PLC,
  expires 07/15/10                                           95               --
Carrier1 International SA,
  expires 02/19/09                                          235                2
                                                                  --------------
                                                                               2
                                                                  --------------
TOTAL WARRANTS
  (cost of $527,407)                                                     166,718
                                                                  --------------

SHORT-TERM OBLIGATION--3.0%

                                                      PAR
                                                ---------------
Repurchase agreement with
  State Street Bank & Trust Co.,
  dated 06/30/03, due 7/01/03 at
  1.000%, collateralized by
  a U.S. Treasury Bond
  maturing 2/15/29, market
  value $4,908,368
  (repurchase proceeds
  $4,809,134)
  (cost of $4,809,000)                          $     4,809,000        4,809,000
                                                                  --------------
TOTAL INVESTMENTS--99.6%
  (cost of $147,941,837) (i)                                         158,951,929
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET--0.4%                                    652,929
                                                                  --------------
NET ASSETS--100.0%                                                $  159,604,858
                                                                  ==============

NOTES TO INVESTMENT PORTFOLIO:

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003 the value of these securities amounted to $5,806,986 or 3.6% of net assets.
(b)  Zero coupon bond.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) As of June 30, 2003, the Fund held certain securities that have filed for bankruptcy protection under Chapter 11, representing 0.3% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(e) Stepped coupon bond currently accruing at zero. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing this rate.
(f)  Settlement of this security is on delayed delivery basis.
(g) Represents fair value as determined in good faith under the direction of the Trustees.
(h)  Non-income producing.
(i) Cost for federal income tax purposes is $149,395,433. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

As of June 30, 2003, the Fund had entered into the following forward currency contracts:

                            IN
   CONTRACTS             EXCHANGE         SETTLEMENT       NET UNREALIZED
   TO DELIVER              FOR               DATE           APPRECIATION
----------------      --------------      ----------       --------------
CAD      746,000      US $   548,830       08/11/03        $          265
EUR      112,600      US $   129,374       08/06/03                 2,208
EUR    3,897,500      US $ 4,479,939       07/23/03                52,997
GBP      347,500      US $   573,411       07/23/03                 5,825
NOK    8,438,000      US $ 1,167,374       07/23/03                35,753
NZD    2,790,000      US $ 1,632,860       07/21/03                   185
SEK    6,530,000      US $   814,311       08/25/03                26,534
                                                           --------------
                                                           $      123,767
                                                           ==============

                           IN
  CONTRACTS              EXCHANGE         SETTLEMENT       NET UNREALIZED
  TO DELIVER               FOR               DATE           DEPRECIATION
----------------      --------------      ----------       --------------
AUD    2,430,669      US $ 1,628,364       07/21/03        $       (4,681)
                                                           ==============

SUMMARY OF SECURITIES                              % OF TOTAL
     BY COUNTRY                  VALUE             INVESTMENTS
---------------------        -------------         -----------
United States                $ 102,091,230            64.2%
New Zealand                      5,542,974             3.5%
Canada                           5,400,561             3.4%
United Kingdom                   4,745,373             3.0%
Sweden                           3,861,738             2.4%
Australia                        3,620,470             2.3%
Norway                           3,542,606             2.2%
Russia                           3,452,530             2.2%
Italy                            2,978,921             1.9%
South Africa                     2,956,105             1.9%
Mexico                           2,845,074             1.8%
France                           2,839,645             1.8%
Brazil                           2,838,028             1.8%
Colombia                         2,055,581             1.3%
Greece                           1,974,269             1.2%
Bulgaria                         1,569,971             1.0%
Germany                          1,163,902             0.7%
Poland                             968,175             0.6%
Hungary                            842,444             0.5%
Venezuela                          816,220             0.5%
Netherlands                        542,850             0.3%
Peru                               477,413             0.3%
Bermuda                            439,875             0.3%
Cayman Islands                     424,611             0.3%
Ireland                            375,700             0.2%
Singapore                          330,000             0.2%
Liberia                            149,713             0.1%
Marshall Islands                    90,950             0.1%
Luxembourg                          15,000             0.0%
                             -------------           -----
                             $ 158,951,929           100.0%
                             =============           =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

        ACRONYM               NAME
        -------               ----
          PIK          Payment-In-Kind
          AUD          Australian Dollars
          CAD          Canadian Dollars
          EUR          European Currency
          GBP          British Pounds
          HUF          Hungarian Forint
          NOK          Norwegian Krona
          NZD          New Zealand Dollars
          PLN          Polish Zloty
          ZAR          South African Rand
          SEK          Swedish Krona

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Colonial Strategic Income Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                            $   147,941,837
                                                                ---------------
Investments, at value                                           $   158,951,929
Cash                                                                        494
Foreign currency (cost of $496,631)                                     494,632
Receivable for:
  Investments sold                                                      189,475
  Fund shares sold                                                      883,545
  Interest                                                            2,984,639
  Dividends                                                              15,719
Net unrealized appreciation on forward foreign currency
  contracts                                                             119,086
Expense reimbursement due from Distributor                                1,130
Deferred Trustees' compensation plan                                      5,339
                                                                ---------------
    TOTAL ASSETS                                                    163,645,988
                                                                ---------------

LIABILITIES:
Payable for:
  Investments purchased                                                 895,686
  Investments purchased on a delayed delivery basis                   2,912,697
  Fund shares repurchased                                                86,681
  Management fee                                                         82,080
  Distribution fee--Class B                                                 917
  Transfer agent fee                                                        595
  Trustees' fee                                                             313
  Reports to Shareholders                                                47,193
Deferred Trustees' fee                                                    5,339
Other liabilities                                                         9,629
                                                                ---------------
    TOTAL LIABILITIES                                                 4,041,130
                                                                ---------------
NET ASSETS                                                      $   159,604,858
                                                                ===============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                 $   173,888,923
Undistributed net investment income                                   3,467,142
Accumulated net realized loss                                       (28,902,565)
Net unrealized appreciation on:
  Investments                                                        11,010,092
  Foreign currency translations                                         141,266
                                                                ---------------
NET ASSETS                                                      $   159,604,858
                                                                ===============

CLASS A:
Net assets                                                      $   110,780,339
Shares outstanding                                                   11,128,834
                                                                ===============
Net asset value per share                                       $          9.95
                                                                ===============

CLASS B:
Net assets                                                      $    48,824,519
Shares outstanding                                                    4,913,759
                                                                ===============
Net asset value per share                                       $          9.94
                                                                ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Colonial Strategic Income Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                       $        30,684
Interest                                                              5,647,195
Dollar roll fee income                                                   15,704
                                                                ---------------
  Total Investment Income (net of foreign taxes withheld
    of $18,336)                                                       5,693,583
                                                                ---------------

EXPENSES:
Management fee                                                          480,131
Distribution fee--Class B                                                50,294
Pricing and bookkeeping fees                                             30,592
Transfer agent fee                                                        3,720
Trustees' fee                                                             5,969
Custody fee                                                              20,928
Audit fee                                                                13,436
Reports to shareholders                                                  17,583
Other expenses                                                            4,926
                                                                ---------------
  Total Expenses                                                        627,579
Fees reimbursed by Distributor--Class B                                  (6,242)
Custody earnings credit                                                    (181)
                                                                ---------------
  Net Expenses                                                          621,156
                                                                ---------------
Net Investment Income                                                 5,072,427
                                                                ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
Net realized gain (loss) on:
  Investments                                                         1,208,428
  Foreign currency transactions                                        (920,917)
                                                                ---------------
    Net realized gain                                                   287,511
                                                                ---------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                        10,984,793
  Foreign currency translations                                         295,612
                                                                ---------------
    Net change in unrealized appreciation/depreciation               11,280,405
                                                                ---------------
Net Gain                                                             11,567,916
                                                                ---------------
Net Increase in Net Assets from Operations                      $    16,640,343
                                                                ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Colonial Strategic Income Fund, Variable Series

                                                                   (UNAUDITED)
                                                                   SIX MONTHS
                                                                      ENDED          YEAR ENDED
                                                                     JUNE 30,       DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                    2003              2002
----------------------------------                               ---------------   ---------------
OPERATIONS:
Net investment income                                            $     5,072,427   $     9,896,562
Net realized gain (loss) on investments and foreign currency
  transactions                                                           287,511        (8,483,465)
Net change in unrealized appreciation/depreciation on
  investments and foreign currency translations                       11,280,405         9,597,438
                                                                 ---------------   ---------------
      Net Increase from Operations                                    16,640,343        11,010,535
                                                                 ---------------   ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                   --        (8,337,510)
    Class B                                                                   --        (2,438,046)
Return of capital:
    Class A                                                                   --          (171,968)
    Class B                                                                   --           (50,287)
                                                                 ---------------   ---------------
    Total Distributions Declared to Shareholders                              --       (10,997,811)
                                                                 ---------------   ---------------

SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                        3,349,817         3,738,599
  Distributions reinvested                                                    --         8,509,478
  Redemptions                                                        (11,109,265)      (29,202,076)
                                                                 ---------------   ---------------
      Net Decrease                                                    (7,759,448)      (16,953,999)
                                                                 ---------------   ---------------
Class B:
  Subscriptions                                                       14,884,414        15,913,161
  Distributions reinvested                                                    --         2,488,333
  Redemptions                                                         (2,982,222)       (5,160,875)
                                                                 ---------------   ---------------
      Net Increase                                                    11,902,192        13,240,619
                                                                 ---------------   ---------------
Net Increase (Decrease) from Share Transactions                        4,142,744        (3,713,380)
                                                                 ---------------   ---------------
Total Increase (Decrease) in Net Assets                               20,783,087        (3,700,656)

NET ASSETS:
Beginning of period                                                  138,821,771       142,522,427
                                                                 ---------------   ---------------
End of period (including undistributed net investment income of $3,467,142 and overdistributed net investment income
  of $(1,605,285))                                               $   159,604,858   $   138,821,771
                                                                 ===============   ===============

CHANGES IN SHARES:
Class A:
  Subscriptions                                                          354,352           407,376
  Issued for distributions reinvested                                         --           956,121
  Redemptions                                                         (1,182,274)       (3,201,245)
                                                                 ---------------   ---------------
      Net Decrease                                                      (827,922)       (1,837,748)
                                                                 ---------------   ---------------
Class B:
  Subscriptions                                                        1,587,002         1,749,903
  Issued for distributions reinvested                                         --           279,902
  Redemptions                                                           (318,121)         (572,003)
                                                                 ---------------   ---------------
      Net Increase                                                     1,268,881         1,457,802
                                                                 ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Colonial Strategic Income Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Colonial Strategic Income Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek current income, consistent with prudent risk and maximum total return. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares:
Class A and Class B. Each share of the class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and the repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

The Fund maintains U.S. government securities or other liquid high-grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   INTEREST INCOME, DEBT DISCOUNT AND PREMIUM--Interest income is recorded on the accrual basis. Discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   FORWARD CURRENCY CONTRACTS--The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

   OTHER--Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2006                              $    101,588
       2007                                   844,603
       2008                                 5,837,414
       2009                                11,079,118
       2010                                11,028,566
                                         ------------
                                         $ 28,891,289
                                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.65% annually of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the annualized net asset based fee rate was 0.032%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia and LFD have voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund, in excess of 1.00% annually of the Fund's average daily net assets. LFD will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed to reach the expense limit, Columbia will then waive a portion of its management fee to reach the expense limit. This arrangement may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $181 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $52,238,531 and $45,261,513, respectively, of which $5,420,405 and $206,567, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation         $ 15,091,378
     Gross unrealized depreciation           (5,534,882)
                                           ------------
       Net unrealized appreciation         $  9,556,496
                                           ============

   OTHER--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Colonial Strategic Income Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                    (UNAUDITED)
                                                    SIX MONTHS                                             PERIOD
                                                      ENDED               YEAR ENDED DECEMBER 31,          ENDED
                                                     JUNE 30,         -----------------------------     DECEMBER 31,
                                                       2003               2002             2001           2000 (a)
                                                   ------------       ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $       8.89       $       8.91     $       9.41     $      10.24
                                                   ------------       ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                  0.31               0.63             0.79(c)          0.56
Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.74               0.09            (0.46)(c)        (0.37)
                                                   ------------       ------------     ------------     ------------
     Total from Investment Operations                      1.05               0.72             0.33             0.19
                                                   ------------       ------------     ------------     ------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   --              (0.72)           (0.81)           (0.99)
Return of capital                                            --              (0.02)           (0.02)           (0.03)
                                                   ------------       ------------     ------------     ------------
  Total Distributions Declared to Shareholders               --              (0.74)           (0.83)           (1.02)
                                                   ------------       ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                     $       9.94       $       8.89     $       8.91     $       9.41
                                                   ============       ============     ============     ============
Total return (d) (e) (f)                                  11.81%(g)           8.08%            3.54%            1.92%(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                               1.00%(i)           1.00%            1.00%            1.00%(i)
Net investment income (h)                                  6.70%(i)           6.92%            8.27%(c)         9.39%(i)
Waiver/reimbursement                                       0.03%(i)           0.01%            0.10%            0.03%(i)
Portfolio turnover rate                                      31%(g)             62%              62%              31%(g)
Net assets, end of period (000's)                  $     48,825       $     32,407     $     19,481     $      3,579

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.03, increase net realized and unrealized gain/loss per share by $0.03 and decrease the ratio of net investment income to average net assets from 8.55% to 8.27%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Manager and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

PORTFOLIO MANAGERS' DISCUSSION
Columbia High Yield Fund, Variable Series / June 30, 2003

   Columbia High Yield Fund, Variable Series seeks a high level of income, with capital appreciation as a secondary goal, by investing primarily in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds.

   Jeffrey L. Rippey and Kurt M. Havnaer are portfolio managers for the fund. Mr. Rippey has managed the fund and its predecessor since 1998, and Mr. Havnaer has comanaged the fund and its predecessor since 2000.

   On April 14, 2003, Columbia High Yield Fund, Variable Series acquired two funds: Colonial High Yield Securities Fund, Variable Series and Galaxy VIP Columbia High Yield Fund II. The combined fund retained the name Columbia High Yield Fund, Variable Series.

The fund's focus on high-quality issuers had a negative impact on relative performance during the period because lower-quality issues delivered the high-yield market's strongest returns. The energy, utility and cable industries gained renewed strength following a wave of corporate scandals. Many of these utility and energy companies were able to refinance their debt at lower interest rates over longer terms, a strategy that helped strengthen their balance sheets. One notable example of this strategy of extending maturities was AES. The fund did not have an investment in AES.

   Although we missed out on gains from these lower-quality investments, we identified attractive opportunities in the homebuilding and the hotel sectors, which benefited the portfolio.

CREDIT RESEARCH DRIVES SECURITY SELECTION
The fund uses bottom-up credit analysis to identify high-quality companies with attractive long-term business prospects and also to stay abreast of potential negative influences in order to limit or avoid potential losses. During the period, our research led us to increase our weight in several existing holdings and to add new names based on expectations for improving margins and debt. For example, in the paper/forest products industry, we added Abitibi-Consolidated and Cascades (0.9% and 0.9% of net assets, respectively). In the publishing/printing industry, we purchased Houghton Mifflin (1.0% of net assets). We also increased our position in the chemical sector, adding three new names to the portfolio including Equistar Chemicals, MacDermid and Ethyl Corporation (0.9%, 0.8% and 0.7% of net assets, respectively). Finally, in the health care industry, we purchased Apogent and Province Healthcare (0.1% and 0.8% of net assets, respectively).

   Ongoing credit analysis and careful portfolio monitoring also prompted us to reduce or eliminate selected holdings. For example, we sold our position in Pennzoil because we believed that its bonds had achieved fair value following the company's acquisition by Royal Dutch Shell. In addition, IMC Global, a chemical-related company, delivered weaker-than-anticipated performance and was subsequently eliminated from the portfolio. We reduced our overall exposure to homebuilders following the sale of Technical Olympic.

LOOKING AHEAD
We believe that a declining default rate, attractive yields and an increased focus on corporate business practices bode well for the high-yield market. High-yield investments are generally riskier, but they offer investors a compelling alternative to traditional fixed-income investments. We remain optimistic that when the economy finally recovers, these companies will be well positioned to continue to deliver attractive returns on a risk-adjusted basis.

Economic and market conditions change frequently. There is no assurance that the trends described here will continue or commence.

An investment in the Columbia High Yield Fund, Variable Series offers the potential for high income and attractive total returns, but also involves certain risks, including credit risks associated with lower-rated bonds, and interest rate risks.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Columbia High Yield Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                                    (CUMULATIVE)
                                      6-MONTH      1-YEAR      5-YEAR       LIFE
--------------------------------------------------------------------------------
Class B(1) (4/14/03)                    7.84        11.39       5.45        5.71
Merrill Lynch
  US High Yield,
  Cash Pay Only Index(2)               17.24        21.11       3.59        3.86

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 3/3/98(3) - 6/30/03

               CLASS B SHARES      MERRILL LYNCH US HIGH YIELD, CASH PAY ONLY INDEX
    Mar-98       $     10,000                                          $     10,000
 3/31/1998       $     10,146                                          $     10,086
 4/30/1998       $     10,173                                          $     10,133
 5/31/1998       $     10,223                                          $     10,204
 6/30/1998       $     10,307                                          $     10,255
 7/31/1998       $     10,442                                          $     10,314
 8/31/1998       $     10,319                                          $      9,868
 9/30/1998       $     10,586                                          $      9,888
10/31/1998       $     10,543                                          $      9,726
11/30/1998       $     10,901                                          $     10,168
12/31/1998       $     10,959                                          $     10,171
 1/31/1999       $     11,063                                          $     10,272
 2/28/1999       $     11,011                                          $     10,194
 3/31/1999       $     11,030                                          $     10,282
 4/30/1999       $     11,152                                          $     10,442
 5/31/1999       $     11,007                                          $     10,370
 6/30/1999       $     10,974                                          $     10,350
 7/31/1999       $     10,961                                          $     10,366
 8/31/1999       $     10,845                                          $     10,264
 9/30/1999       $     10,785                                          $     10,221
10/31/1999       $     10,806                                          $     10,161
11/30/1999       $     10,947                                          $     10,277
12/31/1999       $     11,022                                          $     10,330
 1/31/2000       $     10,938                                          $     10,278
 2/29/2000       $     10,930                                          $     10,288
 3/31/2000       $     10,871                                          $     10,144
 4/30/2000       $     10,891                                          $     10,147
 5/31/2000       $     10,866                                          $     10,035
 6/30/2000       $     11,119                                          $     10,207
 7/31/2000       $     11,211                                          $     10,280
 8/31/2000       $     11,386                                          $     10,406
 9/30/2000       $     11,394                                          $     10,345
10/31/2000       $     11,223                                          $     10,042
11/30/2000       $     11,062                                          $      9,728
12/31/2000       $     11,426                                          $      9,939
 1/31/2001       $     11,912                                          $     10,531
 2/28/2001       $     12,027                                          $     10,698
 3/31/2001       $     11,951                                          $     10,557
 4/30/2001       $     11,942                                          $     10,441
 5/31/2001       $     12,036                                          $     10,642
 6/30/2001       $     11,838                                          $     10,423
 7/31/2001       $     11,907                                          $     10,584
 8/31/2001       $     12,049                                          $     10,687
 9/30/2001       $     11,647                                          $     10,002
10/31/2001       $     11,992                                          $     10,296
11/30/2001       $     12,234                                          $     10,631
12/31/2001       $     12,132                                          $     10,555
 1/31/2002       $     12,181                                          $     10,614
 2/28/2002       $     12,122                                          $     10,512
 3/31/2002       $     12,225                                          $     10,762
 4/30/2002       $     12,354                                          $     10,934
 5/31/2002       $     12,314                                          $     10,875
 6/30/2002       $     12,067                                          $     10,101
 7/31/2002       $     11,906                                          $      9,699
 8/31/2002       $     12,078                                          $      9,942
 9/30/2002       $     12,006                                          $      9,783
10/31/2002       $     12,031                                          $      9,701
11/30/2002       $     12,397                                          $     10,282
12/31/2002       $     12,464                                          $     10,436
 1/31/2003       $     12,587                                          $     10,736
 2/28/2003       $     12,704                                          $     10,875
 3/31/2003       $     12,897                                          $     11,157
 4/30/2003       $     13,234                                          $     11,784
 5/31/2003       $     13,251                                          $     11,911
 6/30/2003       $     13,442                                          $     12,236

NET ASSET VALUE PER SHARE ($)                                4/14/03     6/30/03
--------------------------------------------------------------------------------
Class B                                                       9.12         9.35

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The Merrill Lynch US High Yield, Cash Pay Only Index is an unmanaged index comprised of non-investment-grade corporate bonds. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to inception of the newer class of shares would be lower.

(2)  Index performance is from February 28, 1998.

(3)  Inception date of class A shares (older existing share class).

INVESTMENT PORTFOLIO
Columbia High Yield Fund, Variable Series / June 30, 2003 (Unaudited)

                                                      PAR             VALUE
                                                 --------------   --------------
CORPORATE FIXED-INCOME BONDS & NOTES--91.8%
BASIC MATERIALS--1.8%
FOREST PRODUCTS & PAPER--1.8%
Abitibi Consolidated, Inc.,
  7.875% 08/01/09                                $      300,000   $      330,879
Cascades, Inc.,
  7.250% 02/15/13 (a)                                   320,000          337,600
                                                                  --------------
                                                                         668,479
                                                                  --------------

CONSUMER CYCLICALS--4.9%
HOME BUILDERS--4.9%
KB Home:
  8.625% 12/15/08                                       400,000          452,000
  9.500% 02/15/11                                       150,000          168,750
K. Hovnanian Enterprises, Inc.:
  8.875% 04/01/12                                       155,000          167,788
  10.500% 10/01/07                                      110,000          128,700
Standard Pacific Corp.,
  9.250% 04/15/12                                       125,000          139,375
Toll Corp.:
  7.750% 09/15/07                                       100,000          103,500
  8.000% 05/01/09                                        50,000           52,750
  8.250% 12/01/11                                       500,000          557,500
William Lyons Home, Inc.,
  10.750% 04/01/13                                       60,000           63,600
                                                                  --------------
                                                                       1,833,963
                                                                  --------------

CONSUMER NON-CYCLICALS -- 8.5%
COMMERCIAL SERVICES--1.9%
Tricon Global Restaurants, Inc.:
  8.500% 04/15/06                                        50,000           55,125
  8.875% 04/15/11                                       575,000          672,750
                                                                  --------------
                                                                         727,875
                                                                  --------------
HEALTH CARE SERVICES--0.9%
Select Medical Corp.,
  9.500% 06/15/09                                       300,000          327,000
                                                                  --------------
HOUSEHOLD PRODUCTS & WARES--2.0%
Scotts Co.,
  8.625% 01/15/09                                       700,000          749,000
                                                                  --------------
PHARMACEUTICALS--1.6%
Omnicare, Inc.:
  6.125% 06/01/13                                       300,000          307,500
  8.125% 03/15/11                                       275,000          300,438
                                                                  --------------
                                                                         607,938
                                                                  --------------
TOYS, GAMES & HOBBIES--2.1%
Hasbro, Inc.:
  6.150% 07/15/08                                       725,000          757,625
  8.500% 03/15/06                                        25,000           27,500
                                                                  --------------
                                                                         785,125
                                                                  --------------
CONSUMER STAPLES--2.8%
FOOD, BEVERAGES & TOBACCO--2.7%
Cott Beverages, Inc.:
  8.000% 12/15/11                                $      700,000   $      756,875
  8.500% 03/01/09                                       225,000          240,750
  8.625% 08/01/06                                        25,000           27,313
                                                                  --------------
                                                                       1,024,938
                                                                  --------------
HOUSEHOLD PRODUCTS--0.1%
Playtex Products, Inc.,
  9.375% 06/01/11                                        20,000           20,000
                                                                  --------------

ENERGY--1.8%
COAL--1.0%
Arch Western Financial LLC,
  6.750% 07/01/03 (a)                                   225,000          230,062
Peabody Energy Corp.,
  6.875% 03/15/13 (a)                                   125,000          131,250
                                                                  --------------
                                                                         361,312
                                                                  --------------
ENERGY EQUIPMENT & SERVICES--0.8%
Offshore Logistics, Inc.,
  6.125% 06/15/13 (a)                                   215,000          216,075
Universal Compression, Inc.,
  7.250% 05/15/10 (a)                                   100,000          104,000
                                                                  --------------
                                                                         320,075
                                                                  --------------

FINANCE, INSURANCE & REAL ESTATE--0.1%
FINANCIAL SERVICES--0.1%
QDI LLC:
  12.000% 06/15/09 (a)                                   12,577            1,871
  12.500% 06/15/08                                       50,750           20,237
                                                                  --------------
                                                                          22,108
                                                                  --------------

INDUSTRIALS--4.5%
HAND & MACHINE TOOLS--0.1%
Kennametal, Inc.,
  7.200% 06/15/12                                        40,000           43,923
                                                                  --------------
PACKAGING & CONTAINERS--4.4%
Ball Corp.:
  6.875% 12/15/12                                       110,000          116,875
  7.750% 08/01/06                                       100,000          109,500
  8.250% 08/01/08                                       370,000          386,650
Constar International, Inc.,
  11.000% 12/01/12                                      250,000          271,250
Owens Brockway,
  8.875% 02/15/09                                       250,000          271,250
Owens-Illinois, Inc.:
  7.150% 05/15/05                                        40,000           40,800
  7.350% 05/15/08                                        50,000           50,250
  7.500% 05/15/10                                        90,000           87,300
  8.100% 05/15/07                                        50,000           51,250
Silgan Corp.,
  9.000% 06/01/09                                       275,000          284,625
                                                                  --------------
                                                                       1,669,750
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                      PAR             VALUE
                                                 --------------   --------------
MANUFACTURING--11.6%
AUTO PARTS & EQUIPMENT--2.3%
American Axle & Manufacturing, Inc.,
  9.750% 03/01/09                                $      495,000   $      533,362
Dura Operating Corp.,
  8.625% 04/15/12                                        90,000           92,925
Lear Corp.:
  7.960% 05/15/05                                        50,000           53,625
  8.110% 05/15/09                                       170,000          195,925
                                                                  --------------
                                                                         875,837
                                                                  --------------
CHEMICALS & ALLIED PRODUCTS--3.0%
Airgas, Inc.,
  9.125% 10/01/11                                       110,000          123,200
Equistar Chemical Funding LP:
  10.125% 09/01/08                                      155,000          159,262
  10.625% 05/01/11 (a)                                  165,000          169,125
Ethyl Corp.,
  8.875% 05/01/10 (a)                                   255,000          261,375
FMC Corp.,
  10.250% 11/01/09                                      105,000          118,650
MacDermid, Inc.,
  9.125% 07/15/11                                       275,000          308,000
                                                                  --------------
                                                                       1,139,612
                                                                  --------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.4%
Flextronics International Ltd.,
  9.875% 07/01/10                                       130,000          143,000
                                                                  --------------
FOOD & KINDRED PRODUCTS--1.1%
Constellation Brands, Inc.,
  8.125% 01/15/12                                        75,000           81,000
Del Monte Corp.,
  9.250% 05/15/11                                        60,000           65,400
Dole Food Co., Inc.,
  8.625% 05/01/09                                       135,000          143,100
Smithfield Foods, Inc.,
  8.000% 10/15/09                                       115,000          123,913
                                                                  --------------
                                                                         413,413
                                                                  --------------
FURNITURE & FIXTURES--0.1%
Congoleum Corp.,
  8.625% 08/01/08                                        65,000           40,625
                                                                  --------------
MEASURING & ANALYZING INSTRUMENTS--0.0%
Fisher Scientific International, Inc.,
  8.125% 05/01/12 (a)                                    20,000           21,600
                                                                  --------------
MISCELLANEOUS MANUFACTURING--0.6%
Flowserve Corp.,
  12.250% 08/15/10                                       81,000           94,770
Terex Corp., Series 2001 B,
  10.375% 04/01/11                                      105,000          116,550
                                                                  --------------
                                                                         211,320
                                                                  --------------
PAPER PRODUCTS--0.4%
Jefferson Smurfit Corp.,
  8.250% 10/01/12                                        70,000           75,600
Tembec Industries, Inc.,
  8.500% 02/01/11                                        90,000           89,100
                                                                  --------------
                                                                         164,700
                                                                  --------------
PRIMARY METAL--0.1%
Wheeling-Pittsburgh Corp.,
  9.250% 11/15/07 (b)                            $      250,000   $       22,500
                                                                  --------------
PRINTING & PUBLISHING--3.6%
Dex Media East LLC,
  12.125% 11/15/12                                      145,000          172,550
Houghton Mifflin Co.,
  9.875% 02/01/13 (a)                                   340,000          375,700
Moore North America Finance, Inc.,
  7.875% 01/15/11 (a)                                    50,000           52,250
PriMedia Inc.,
  8.875% 05/15/11                                       150,000          159,375
RH Donnelley Finance Corp.,
  10.875% 12/15/12 (a)                                  510,000          591,600
                                                                  --------------
                                                                       1,351,475
                                                                  --------------

MINING & ENERGY--8.8%
OIL & GAS EXTRACTION--8.5%
Chesapeake Energy Corp.:
  7.500% 09/15/13 (a)                                    25,000           26,500
  8.125% 04/01/11                                       200,000          215,500
  9.000% 08/15/12                                       550,000          616,000
Denbury Resources, Inc.,
  7.500% 04/01/13 (a)                                    55,000           56,925
Forest Oil Corp.,
  8.000% 06/15/08                                        95,000          100,700
Grant Prideco, Inc.:
  9.000% 12/15/09                                        25,000           27,875
  9.625% 12/01/07                                       525,000          574,875
Key Energy Services, Inc.,
  6.375% 05/01/13                                       315,000          319,725
Magnum Hunter Resources, Inc.,
  9.600% 03/15/12                                        50,000           55,250
Pioneer Natural Resources Co.,
  7.500% 04/15/12                                        25,000           28,750
Pogo Producing Co.,
  8.250% 04/15/11                                       205,000          227,550
Pride International, Inc.,
  10.000% 06/01/09                                       25,000           27,250
Semco Energy, Inc.:
  7.125% 05/15/08 (a)                                    15,000           15,600
  7.750% 05/15/13 (a)                                   100,000          106,000
Stone Energy Corp.,
  8.250% 12/15/11                                        50,000           52,750
Trico Marine Services, Inc.,
  8.875% 05/15/12                                        80,000           70,000
Westport Resources Corp.,
  8.250% 11/01/11                                       350,000          381,500
XTO Energy, Inc.:
  6.250% 04/15/13 (a)                                   100,000          106,500
  7.500% 04/15/12                                       155,000          177,475
                                                                  --------------
                                                                       3,186,725
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                      PAR             VALUE
                                                 --------------   --------------
OIL & GAS FIELD SERVICES--0.3%
Premcor Refining Group:
  9.500% 02/01/13                                $       65,000   $       71,825
  9.500% 02/01/10                                        50,000           54,500
                                                                  --------------
                                                                         126,325
                                                                  --------------

REAL ESTATE INVESTMENT TRUSTS (REITs)--1.8%
Health Care REIT, Inc.,
  7.500% 08/15/07                                       325,000          350,282
Istar Financial, Inc.:
  7.000% 03/15/08                                       100,000          105,000
  8.750% 08/15/08                                       220,000          242,000
                                                                  --------------
                                                                         697,282
                                                                  --------------

RETAIL TRADE--1.6%
FOOD RETAIL--1.2%
Winn Dixie Stores, Inc.,
  8.875% 04/01/08                                       410,000          438,700
                                                                  --------------
MISCELLANEOUS RETAIL--0.4%
JC Penney Co., Inc.,
  8.000% 03/01/10                                       175,000          183,750
                                                                  --------------

SERVICES--23.8%
AMUSEMENT & RECREATION--2.3%
Cinemark USA, Inc.:
  9.000% 02/01/13 (a)                                    10,000           10,900
  9.000% 02/01/13 (a)                                   400,000          436,000
Premier Parks,
  9.750% 06/15/07                                        10,000            9,900
Regal Cinemas, Inc.,
  9.375% 02/01/12                                       150,000          165,000
Six Flags, Inc.,
  9.500% 02/01/09                                       260,000          256,100
                                                                  --------------
                                                                         877,900
                                                                  --------------
AUTO EQUIPMENT & RENTAL SERVICES--1.1%
United Rentals, Inc.:
  8.800% 08/15/08                                       300,000          291,000
  9.250% 01/15/09                                        50,000           49,250
  9.500% 06/01/08                                        80,000           80,400
                                                                  --------------
                                                                         420,650
                                                                  --------------
CASINOS & GAMING--6.2%
Coast Hotels & Casinos, Inc.,
  9.500% 04/01/09                                       100,000          107,000
Harrah's Operating Co., Inc.,
  7.875% 12/15/05                                       600,000          651,000
International Game Technology:
  7.875% 05/15/04                                        25,000           26,125
  8.375% 05/15/09                                        25,000           30,500
Mohegan Tribal Gaming Authority:
  8.000% 04/01/12                                        40,000           43,100
  8.375% 07/01/11                                        50,000           54,000
Park Place Entertainment:
  7.875% 03/15/10                                $      100,000   $      106,875
  9.375% 02/15/07                                       550,000          607,750
Station Casinos, Inc.,
  9.875% 07/01/10                                       545,000          604,950
Venetian Casino Resort LLC,
  11.000% 06/15/10                                      100,000          113,000
                                                                  --------------
                                                                       2,344,300
                                                                  --------------
ENTERTAINMENT--0.9%
Speedway Motorsports, Inc.,
  6.750% 06/01/13 (a)                                   325,000          334,750
                                                                  --------------
FUNERAL SERVICES--0.4%
Service Corp. International,
  7.700% 04/15/09                                       160,000          162,800
                                                                  --------------
HEALTH SERVICES--7.5%
AdvancePCS,
  8.500% 04/01/08                                       400,000          430,000
AmerisourceBergen Corp.:
  7.250% 11/15/12                                       655,000          712,312
  8.125% 09/01/08                                       150,000          165,375
Apogent Technologies, Inc.,
  6.500% 05/15/13 (a)                                    50,000           51,625
HCA Inc.,
  8.750% 09/01/10                                       620,000          733,324
MedQuest, Inc.,
  11.875% 08/15/12                                      125,000          131,875
Province Healthcare Co.,
  7.500% 06/01/13                                       300,000          298,500
Triad Hospital, Inc.,
  8.750% 05/01/09                                       300,000          324,000
                                                                  --------------
                                                                       2,847,011
                                                                  --------------
LODGING--2.3%
Extended Stay America, Inc.:
  9.150% 03/15/08                                        50,000           51,750
  9.875% 06/15/11                                       300,000          322,500
Host Marriott LP,
  9.500% 01/15/07                                       100,000          108,250
ITT Corp.,
  6.750% 11/15/05                                        35,000           36,400
Starwood Hotels & Resorts Worldwide, Inc.:
  7.375% 05/01/07                                        15,000           15,825
  7.875% 05/01/12                                       290,000          317,550
                                                                  --------------
                                                                         852,275
                                                                  --------------
OTHER SERVICES--3.1%
Corrections Corp.:
  7.500% 05/01/11                                       275,000          288,062
  9.875% 05/01/09                                       100,000          112,000
Iron Mountain, Inc.:
  7.775% 01/15/15                                        50,000           53,000
  8.625% 04/01/13                                       650,000          700,375
                                                                  --------------
                                                                       1,153,437
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                      PAR             VALUE
                                                 --------------   --------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
  GAS & SANITARY SERVICES--19.8%
AEROSPACE--2.6%
K&F Industries,
  9.625% 12/15/10                                $      275,000   $      302,500
L-3 Communications Corp.,
  7.625% 06/15/12                                       610,000          671,000
                                                                  --------------
                                                                         973,500
                                                                  --------------
BROADCASTING--3.1%
British Sky Broadcasting PLC:
  7.300% 10/15/06                                        20,000           22,068
  8.200% 07/15/09                                       200,000          233,684
Chancellor Media Corp.,
  8.000% 11/01/08                                        45,000           53,100
LIN Television Corp.,
  6.500% 05/15/13 (a)                                   350,000          350,875
Sinclair Broadcast Group, Inc.,
  8.750% 12/15/11                                       450,000          495,000
                                                                  --------------
                                                                       1,154,727
                                                                  --------------
CABLE--4.1%
CSC Holdings, Inc.,
Senior Notes:
  7.625% 04/01/11                                        50,000           50,750
  9.875% 02/15/13                                        50,000           51,000
  10.500% 05/15/16                                      425,000          463,250
DirecTV Holdings Finance,
  8.375% 03/15/13 (a)                                   340,000          379,950
Mediacom LLC/Mediacom Capital One,
  9.500% 01/15/013                                      475,000          505,875
Rogers Communications, Inc.,
  8.875% 07/15/07                                        25,000           25,750
TCI Communications, Inc.,
  8.750% 08/01/15                                        46,000           60,020
                                                                  --------------
                                                                       1,536,595
                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES--2.2%
Allied Waste North America, Inc.,
  10.000% 08/01/09                                      650,000          692,250
Synagro Technologies, Inc.,
  9.500% 04/01/09                                       125,000          133,750
                                                                  --------------
                                                                         826,000
                                                                  --------------
ELECTRIC SERVICES--0.1%
Beaver Valley Funding Corp.,
  9.000% 06/01/17                                        45,000           53,839
                                                                  --------------
MARINE TRANSPORTATION--1.7%
Teekay Shipping Corp.,
  8.875% 07/15/11                                       595,000          636,650
                                                                  --------------
MEDIA--2.1%
Lamar Media Corp.,
  7.250% 01/01/13                                       675,000          718,875
Vivendi Universal SA,
  9.250% 04/15/10 (a)                                    70,000           81,200
                                                                  --------------
                                                                         800,075
                                                                  --------------
POLLUTION CONTROL--0.1%
Envirosource, Inc.,
  14.000% 12/15/08                                       41,050           36,945
                                                                  --------------
RADIOTELEPHONE COMMUNICATIONS--3.5%
Nextel Communications, Inc.:
  9.75% 10/31/2007                               $      100,000   $      103,500
  9.375% 11/15/09                                       300,000          324,000
  10.650% 09/15/07                                       25,000           25,875
Rogers Cantel, Inc.:
  6.250% 06/15/13 (a)                                   650,000          650,930
  9.750% 06/01/16                                       195,000          220,838
                                                                  --------------
                                                                       1,325,143
                                                                  --------------
RAILROAD--0.2%
Kansas City Southern,
  7.500% 06/15/09                                        80,000           82,800
                                                                  --------------
TELECOMMUNICATIONS--0.1%
Colt Telecom Group PLC,
  2.000% 03/29/06                                EUR     40,000           38,188
                                                                  --------------
TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
  (cost of $34,207,756)                                               34,635,935
                                                                  --------------

                                                     SHARES
                                                 --------------
PREFERRED STOCKS--0.8%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
  GAS & SANITARY SERVICES--0.8%
CABLE--0.8%
CSC Holdings Ltd.
  11.125% PIK                                             2,896          298,288
                                                                  --------------
POLLUTION CONTROL--0.0%
EnviroSource, Inc.
  7.250%                                                    139            6,435
                                                                  --------------
TOTAL PREFERRED STOCKS
  (cost of $338,408)                                                     304,723
                                                                  --------------

COMMON STOCKS--0.1%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
  GAS & SANITARY SERVICES--0.1%
CABLE--0.1%
NTL, Inc.                                                 1,259           42,957
                                                                  --------------
POLLUTION CONTROL--0.0%
EnviroSource, Inc.                                        1,200              276
                                                                  --------------
TOTAL COMMON STOCKS
  (cost of $236,260)                                                      43,233
                                                                  --------------

                                                      UNITS
                                                 --------------
WARRANTS (c)--0.0%
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
  GAS & SANITARY SERVICES--0.0%
CABLE--0.0%
Cable Satisfaction International, Inc.,
  expires 03/01/05                                          220                2
Ono Finance PLC,
  expires 02/15/11                                           85               --
                                                                  --------------
                                                                               2
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                      UNITS           VALUE
                                                 --------------   --------------
COMMUNICATIONS--0.0%
UbiquiTel Inc.,
  expires 04/15/10                                           50   $            1
XM Satellite Radio Holdings, Inc.,
  expires 03/15/10                                          150              825
                                                                  --------------
                                                                             826
                                                                  --------------
MOTOR FREIGHT & WAREHOUSING--0.0%
QDI LLC,
  expires 06/15/06 (a)                                      153               --
                                                                  --------------
TELECOMMUNICATIONS--0.0%
Horizon PCS, Inc.,
  expires 10/01/10                                          145               --
Jazztel PLC,
  expires 07/15/10                                           60               --
                                                                  --------------
                                                                              --
                                                                  --------------
WIRELESS TELECOMMUNICATION--0.0%
Carrier 1 International SA,
  expires 02/19/09                                          113                1
                                                                  --------------
TOTAL WARRANTS
  (cost of $22,621)                                                          829
                                                                  --------------

                                                      PAR             VALUE
                                                 --------------   --------------
SHORT-TERM OBLIGATION--6.9%
Repurchase agreement with
  State Street Bank & Trust Co., dated
  06/30/03 due 07/01/03 at
  0.95%, collateralized by
  a U.S. Treasury Bond
  maturing 11/15/10, market
  value $2,658,375
  (repurchase proceeds
  $2,605,069)
  (cost of $2,605,000)                           $    2,605,000   $    2,605,000
                                                                  --------------
TOTAL INVESTMENTS--99.6%
  (cost of $37,410,045) (d)                                           37,589,720
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET--0.4%                                    167,632
                                                                  --------------
NET ASSETS--100.0%                                                $   37,757,352
                                                                  ==============

NOTES TO INVESTMENT PORTFOLIO:
(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $5,100,263 which represents 13.5% of net assets.
(b) As of June 30, 2003, the Fund held certain securities that have filed for bankruptcy protection under chapter 11, representing 0.1% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(c)  Non-incoming producing.
(d) Cost for federal income tax purposes is $37,425,909. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

           ACRONYM         NAME
           -------         ----
             EUR     European Currency
             PIK      Payment-In-Kind

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
Columbia High Yield Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                             $    37,410,045
                                                                 ---------------
Investments, at value                                            $    37,589,720
Cash                                                                          78
Receivable for:
  Investments sold                                                       284,463
  Fund shares sold                                                       629,623
  Interest                                                               639,004
  Dividends                                                                8,507
  Merger                                                                  12,548
Deferred Trustees' compensation plan                                         756
Expense reimbursement due from Manager/Distributor                        11,300
                                                                 ---------------
    TOTAL ASSETS                                                      39,175,999
                                                                 ---------------

LIABILITIES:
Payable for:
  Investments purchased                                                1,381,324
  Fund shares repurchased                                                  3,249
  Management fee                                                          17,277
  Administration fee                                                       2,448
  Distribution fee--Class B                                                  179
  Pricing and bookkeeping fees                                             3,424
  Audit fee                                                                5,512
  Reports to shareholders                                                  1,624
Deferred Trustees' fee                                                       756
Other liabilities                                                          2,854
                                                                 ---------------
    TOTAL LIABILITIES                                                  1,418,647
                                                                 ---------------
NET ASSETS                                                       $    37,757,352
                                                                 ===============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                  $    38,514,284
Overdistributed net investment income                                     (5,167)
Accumulated net realized loss                                           (931,443)
Net unrealized appreciation on:
  Investment                                                             179,675
  Foreign currency translations                                                3
                                                                 ---------------
NET ASSETS                                                       $    37,757,352
                                                                 ===============

CLASS A:
Net assets                                                       $    15,417,772
Shares outstanding                                                     1,648,084
                                                                 ===============
Net asset value per share                                        $          9.35
                                                                 ===============

CLASS B:
Net assets                                                       $    22,339,580
Shares outstanding                                                     2,387,983
                                                                 ===============
Net asset value per share                                        $          9.35
                                                                 ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Columbia High Yield Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                        $        10,038
Interest                                                                 596,783
                                                                 ---------------
  Total Investment Income                                                606,821
                                                                 ---------------

EXPENSES:
Management fee                                                            47,486
Administration fee                                                         6,727
Distribution fee--Class B                                                 10,474
Pricing and bookkeeping fees                                              15,923
Transfer agent fee                                                         2,496
Trustees' fee                                                                 26
Custody fee                                                                4,321
Audit fee                                                                  5,492
Other expenses                                                             2,871
                                                                 ---------------
  Total Expenses                                                          95,816
Fees and expenses waived or reimbursed by Manager                        (31,307)
Fees waived by Distributor--Class B                                       (7,960)
Custody earnings credit                                                     (384)
                                                                 ---------------
  Net Expenses                                                            56,165
                                                                 ---------------
Net Investment Income                                                    550,656
                                                                 ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
Net realized loss on:
  Investments                                                           (565,362)
  Foreign currency transactions                                           (1,918)
                                                                 ---------------
    Net realized loss                                                   (567,280)
                                                                 ---------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                          1,466,145
  Foreign currency translations                                                3
                                                                 ---------------
    Net change in unrealized appreciation/depreciation                 1,466,148
                                                                 ---------------
Net Gain                                                                 898,868
                                                                 ---------------
Net Increase in Net Assets from Operations                       $     1,449,524
                                                                 ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Columbia High Yield Fund, Variable Series

                                                                   (UNAUDITED)
                                                                   SIX MONTHS
                                                                      ENDED          YEAR ENDED
                                                                     JUNE 30,       DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                    2003              2002
----------------------------------                               ---------------   ---------------
OPERATIONS:
Net investment income                                            $       550,656   $       153,065
Net realized loss on investments and foreign currency
  transactions                                                          (567,280)         (126,213)
Net change in unrealized appreciation/depreciation on
  investments and foreign currency translations                        1,466,148            30,091
                                                                 ---------------   ---------------
      Net Increase from Operations                                     1,449,524            56,943
                                                                 ---------------   ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                                               (266,167)         (149,903)
  Class B                                                               (303,403)               --
                                                                 ---------------   ---------------
Total Distributions Declared to Shareholders                            (569,570)         (149,903)
                                                                 ---------------   ---------------

SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                        4,459,161           626,496
  Proceeds received in connection with merger                         12,120,783                --
  Distributions reinvested                                               266,167           149,903
  Redemptions                                                         (4,035,937)         (907,995)
                                                                 ---------------   ---------------
      Net Increase (Decrease)                                         12,810,174          (131,596)
                                                                 ---------------   ---------------
Class B:
  Subscriptions                                                        4,776,203                --
  Proceeds received in connection with merger                         17,750,911                --
  Distributions reinvested                                               303,403                --
  Redemptions                                                           (960,028)               --
                                                                 ---------------   ---------------
      Net Increase                                                    21,870,489                --
                                                                 ---------------   ---------------
Net Increase (Decrease) from Share Transactions                       34,680,663          (131,596)
                                                                 ---------------   ---------------
Total Increase (Decrease) in Net Assets                               35,560,617          (224,556)

NET ASSETS:
Beginning of period                                                    2,196,735         2,421,291
                                                                 ---------------   ---------------
End of period (including overdistributed net investment income of $(5,167) and undistributed net investment income
  of $13,747)                                                    $    37,757,352   $     2,196,735
                                                                 ===============   ===============

CHANGES IN SHARES:
Class A:
  Subscriptions                                                          490,018            69,617
  Issued in connection with merger                                     1,328,306                --
  Issued for distributions reinvested                                     19,445            16,631
  Redemptions                                                           (434,938)         (101,745)
                                                                 ---------------   ---------------
      Net Increase (Decrease)                                          1,402,831           (15,497)
                                                                 ---------------   ---------------
Class B:
  Subscriptions                                                          524,602                --
  Issued in connection with merger                                     1,946,759                --
  Issued for distributions reinvested                                     19,964                --
  Redemptions                                                           (103,342)               --
                                                                 ---------------   ---------------
      Net Increase                                                     2,387,983                --
                                                                 ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Columbia High Yield Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Columbia High Yield Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek a high level of income, with capital appreciation as a secondary goal, by investing primarily in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Class B commenced operations on April 14, 2003. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Fleet Investment Advisors Inc., the investment advisor to the predecessor Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Fleet Investment Advisors Inc. with respect to the predecessor Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides administrative and pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 14, 2003, the Colonial High Yield Securities Fund, Variable Series merged into the Galaxy VIP Columbia High Yield Fund II, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust (the "predecessor trust"). Also on April 14, 2003, Galaxy VIP Columbia High Yield Fund II, created a Class B into which Colonial High Yield Securities Fund, Variable Series Class B shares were reorganized. Galaxy VIP Columbia High Yield Fund II received a tax-free transfer of assets from Colonial High Yield Securities Fund, Variable Series as follows:

     SHARES             NET ASSETS          UNREALIZED
     ISSUED              RECEIVED         DEPRECIATION(1)
    ---------          ------------       ---------------
    3,275,065          $ 29,871,694       $     1,356,159

   NET ASSETS
  OF GALAXY VIP        NET ASSETS            NET ASSETS OF
    COLUMBIA        OF COLONIAL HIGH      GALAXY VIP COLUMBIA
   HIGH YIELD       YIELD SECURITIES      HIGH YIELD FUND II
    FUND II      FUND, VARIABLE SERIES        IMMEDIATELY
    PRIOR TO      IMMEDIATELY PRIOR TO           AFTER
   COMBINATION        COMBINATION             COMBINATION
  -------------      -------------           -------------
  $  2,264,927        $ 29,871,694          $    32,136,621

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

Also on April 14, 2003, subsequent to the merger described above, the Galaxy VIP Columbia High Yield Fund II was reorganized as the Columbia High Yield Fund, Variable Series.

The accompanying statement of operations, statement of changes in net assets and financial highlights for the Fund represents the historical operations of the Galaxy VIP Columbia High Yield Fund II for periods prior to April 14, 2003.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   INTEREST INCOME, DEBT DISCOUNT AND PREMIUM--Interest income is recorded on the accrual basis. Discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   FORWARD CURRENCY CONTRACTS--The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

   OTHER--Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                             CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2007                              $     33,837
       2008                                    59,785
       2009                                   150,572
       2010                                   126,297
                                         ------------
                                         $    370,491
                                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATION FEES--Columbia receives a monthly management fee equal to 0.60% annually of the Fund's average daily net assets.

Columbia provides, pursuant to an Administrative Agreement with the Fund, certain administrative services for a monthly fee equal to 0.085% annually of the Fund's average daily net assets. Prior to April 14, 2003, the administration fee was computed daily and paid monthly at the annual rate of 0.085% of the first $1 billion of the combined average daily net assets of the funds in the predecessor trust, 0.078% of the next $1.5 billion of combined average daily net assets and 0.073% of combined average daily net assets in excess of $2.5 billion.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee based on the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                         FEE
------------------------                                     -----------
Under $50 million                                            $    25,000
Of $50 million but less than $200 million                         35,000
Of $200 million but less than $500 million                        50,000
Of $500 million but less than $1 billion                          85,000
In excess of $1 billion                                          125,000

The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above.

The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee based on a per account charge or minimum of $5,000 annually per Fund.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 14, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.27% annually of the Fund's average daily net assets. In addition, LFD has voluntarily agreed to waive Class B distribution fees at the rate of 0.19% annually of the Class B average daily net assets. These waiver agreements will continue until April 14, 2004, after which they may be modified or terminated at any time.

Prior to April 14, 2003, Fleet Investment Advisors, Inc. and/or its affiliates and/or PFPC Inc., the former fund administrator, could voluntarily waive all or a portion of the fees payable to them by the predecessor fund.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $384 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $26,177,258 and $19,025,482, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation           $   918,109
     Gross unrealized depreciation              (754,298)
                                             -----------
       Net unrealized appreciation           $   163,811
                                             ===========

   OTHER--High yield investing offers the potential for high income and attractive total return, but also certain additional risks. These include credit risks associated with lower-rated bonds, changes in interest rates and certain risks associated with foreign investments.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Columbia High Yield Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout the period is as follows:

                                                                               (UNAUDITED)
                                                                                 PERIOD
                                                                                  ENDED
                                                                                JUNE 30,
                                                                                2003 (a)
                                                                              ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $       9.12
                                                                              ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                             0.12
Net realized and unrealized gain on investments and foreign currency                  0.25
                                                                              ------------
    Total from Investment Operations                                                  0.37
                                                                              ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                           (0.14)
                                                                              ------------
NET ASSET VALUE, END OF PERIOD                                                $       9.35
                                                                              ============
Total return (c)(d)(e)                                                                4.11%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                                          0.65%(h)
Net investment income (g)                                                             6.87%(h)
Waiver/reimbursement                                                                  0.46%(h)
Portfolio turnover rate                                                                127%(f)
Net assets, end of period (000's)                                             $     22,340

(a) For the period from commencement of operations on April 14, 2003 to June 30, 2003.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e) Had the Manager and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

SHAREHOLDER MEETING RESULTS
Columbia High Yield Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Colonial High Yield Securities Fund, Variable Series had 4,180,951.887 common shares outstanding and the Galaxy VIP Columbia High Yield Fund II had 245,636.316 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
              COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Colonial High Yield Securities Fund, Variable Series to, and the assumption of all of the liabilities of the Colonial High Yield Securities Fund, Variable Series by, the Columbia High Yield Fund, Variable Series, in exchange for shares of the Columbia High Yield Fund, Variable Series, and the distribution of such shares to the shareholders of the Colonial High Yield Securities Fund, Variable Series in complete liquidation of the Colonial High Yield Securities Fund, Variable Series.

                                                              % OF           % OF
                                              NO. OF       OUTSTANDING      SHARES
                                              SHARES         SHARES         VOTED
                                           -------------   -----------     -------
   Affirmative                             3,601,167.762        86.133%     86.515%
   Against                                    93,366.123         2.233%      2.243%
   Abstain                                   467,931.327        11.192%     11.242%

      TOTAL                                4,162,465.212        99.558%    100.000%

   **FUND TOTALS:                        SHARES
   RECORD TOTAL                   4,180,951.887
   VOTED SHARES                   4,162,465.212
   PERCENT VOTED                         99.558%

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                     GALAXY VIP COLUMBIA HIGH YIELD FUND II
                                FEBRUARY 19, 2003

2. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Columbia High Yield Fund II to, and the assumption of all of the liabilities of the Galaxy VIP Columbia High Yield Fund II by, the Columbia High Yield Fund, Variable Series, in exchange for shares of the Columbia High Yield Fund, Variable Series and the distribution of such shares to the shareholders of the Galaxy VIP Columbia High Yield Fund II in complete liquidation of the Galaxy VIP Columbia High Yield Fund II; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and
   (iii) the Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                           % OF           % OF
                                           NO. OF       OUTSTANDING      SHARES
                                           SHARES         SHARES         VOTED
                                        -------------   -----------     -------
Affirmative                               222,628.183        90.633%     90.633%
Against                                       302.568          .123%       .123%
Abstain                                    22,705.565         9.244%      9.244%

TOTAL                                     245,636.316       100.000%    100.000%

** FUND TOTALS:                     SHARES
RECORD TOTAL                   245,636.316
VOTED SHARES                   245,636.316
PERCENT VOTED                      100.000%

CHANGE IN INDEPENDENT AUDITOR
Columbia High Yield Fund, Variable Series

Based on the recommendation of the Audit Committee of the Fund on May 6, 2003, the Board of Trustees determined not to retain Ernst & Young LLP ("E&Y") as the Fund's independent auditor and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2003. During the two most recent fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through May 6, 2003, there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such years.

PORTFOLIO MANAGER'S DISCUSSION
Columbia International Fund, Variable Series / June 30, 2003

  Columbia International Fund, Variable Series seeks long-term capital growth by investing primarily in equity securities of growth companies located outside the United States.

  James M. McAlear is the lead manager of the fund. He has managed international portfolios since joining the Columbia Management Advisors, Inc. in 1992.

  On April 7, 2003, Colonial International Fund for Growth, Variable Series acquired the following funds: Stein Roe Global Utilities Fund, Variable Series; Colonial International Horizons Fund, Variable Series and Colonial Global Equity Fund, Variable Series. The new fund was renamed Columbia International Fund, Variable Series.

   For the six-month period that ended June 30, 2003, the portfolio performed in line with its new benchmark, the MSCI All Country World Free ex US Index. We are comparing the fund's returns to this index because it includes emerging markets (such as China) and other countries (such as Canada and Mexico), which are part of the fund's investment universe. By contrast, the fund's former benchmark, the MSCI EAFE Index, only tracks stocks in Europe, Australia and the major markets of the Far East (Japan, Hong Kong and Singapore). During the period, fund performance was also comparable to the MSCI EAFE Index. Our investments in Japan and China were largely responsible for the fund's strong return.

   At the beginning of the period, uncertainty about the war in Iraq, the SARS (severe acute respiratory syndrome) epidemic and the global economic slowdown took their toll on the international stock markets. In this environment, the portfolio benefited from a heavy commitment to defensive stocks--those that tend to perform well during periods of economic weakness. These included companies in the consumer staples and utility sectors.

   Once the major military offensive in Iraq ended and the SARS outbreak appeared to be abating, market sentiment became more positive. As a result, we moved away from these defensive areas that had done well early in the period and sought investments that we believe have the potential to perform well when economic growth picks up. At the end of the six months, many international markets had risen significantly. While European markets generated strong gains, Asian markets--especially Japan--were the global leaders.

INVESTORS GRAVITATED TOWARD OUT-OF-FAVOR COMPANIES
As the international markets rose during the last three months of the period, investors tended to emphasize companies that were selling at depressed prices and that had been out-of-favor for a year or more. Consequently, some of the portfolio's long-term holdings, which had generated strong performance in the past, did poorly. For example, Unilever (0.9% of net assets), the world's largest household products company, reported losses for the period. Heineken also performed poorly and we eliminated our position in this company during the period.

ASIAN STOCKS LED PORTFOLIO PERFORMANCE
The portfolio's position in Japan was a major contributor to performance. After experiencing steep declines early in the year, Japanese stocks were attractively valued and benefited from the widespread restructuring of individual companies. The portfolio's investment in Olympus Optical (1.2% of net assets), a manufacturer of endoscopes and other optical equipment, contributed to results. Tokyo Electron (0.4% of net assets), a manufacturer of industrial electronics, also aided total return.

   About 7% of the portfolio was invested in China, an area that is benefiting from regional growth and domestic expansion. In China, we favored utility companies, which did well because of strong consumer and business demand.

GENERIC PHARMACEUTICALS WERE A THEME
Capitalizing on the global emphasis on reducing health care costs, we purchased several generic pharmaceutical companies. These included Ranbaxy Laboratories in India and Teva Pharmaceutical in Israel; (0.4%, and 1.2%, of net assets, respectively). Both companies made positive contributions to the fund's performance.

LOOKING FORWARD TO A GLOBAL ECONOMIC RECOVERY
Recently the Paris-based Organization for Economic Cooperation and Development
(OECD) forecasted an upturn in industrial production over the next six months. In one of its latest publications, the OECD stated that economic indicators for all major countries stabilized in April, started to improve in May and had a sharp improvement in June. We believe these indicators are a precursor to more positive economic news in the coming months. We intend to take advantage of the better economic environment by maintaining a portfolio of high-quality companies with attractive growth prospects.

Economic and market conditions can change frequently. There is no assurance that the trends described here will continue or commence.

An investment in the Columbia International Fund, Variable Series may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund invests in foreign securities, which have special risks, including political or economic instability and higher transactions costs; different regulations, accounting standards, trading practices and levels of information; and currency exchange rate fluctuations.

As a non-diversified portfolio, the fund may invest a significant percentage of its assets in a single issuer. As a result it may have increased risk compared to a more diversified fund.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Columbia International Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                              (CUMULATIVE)
                                6-MONTH       1-YEAR     5-YEAR    LIFE
------------------------------------------------------------------------
Class B(1) (6/1/00)              10.32         -2.64      -4.01    -0.57
MSCI All Country
 World Free
 ex US Index(2)                  11.10         -4.19      -2.81     1.72
MSCI EAFE Index(2)                9.47         -6.46      -4.00     1.38

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/2/94(3) - 6/30/03

                              MSCI ALL COUNTRY
             CLASS B SHARES   WORLD FREE EX US INDEX    MSCI EAFE INDEX
    May-94     $     10,000             $     10,000       $     10,000
 5/31/1994     $      9,900             $     10,003       $      9,943
 6/30/1994     $      9,700             $     10,074       $     10,083
 7/31/1994     $      9,950             $     10,238       $     10,180
 8/31/1994     $     10,251             $     10,582       $     10,421
 9/30/1994     $      9,950             $     10,320       $     10,093
10/31/1994     $     10,000             $     10,597       $     10,429
11/30/1994     $      9,550             $     10,087       $      9,927
12/31/1994     $      9,400             $     10,063       $      9,990
 1/31/1995     $      8,850             $      9,607       $      9,606
 2/28/1995     $      8,701             $      9,555       $      9,579
 3/31/1995     $      8,850             $     10,094       $     10,176
 4/30/1995     $      9,100             $     10,488       $     10,559
 5/31/1995     $      9,100             $     10,441       $     10,433
 6/30/1995     $      9,050             $     10,297       $     10,251
 7/31/1995     $      9,549             $     10,881       $     10,889
 8/31/1995     $      9,549             $     10,503       $     10,474
 9/30/1995     $      9,699             $     10,683       $     10,679
10/31/1995     $      9,549             $     10,398       $     10,391
11/30/1995     $      9,699             $     10,642       $     10,680
12/31/1995     $      9,949             $     11,063       $     11,111
 1/31/1996     $      9,898             $     11,215       $     11,156
 2/29/1996     $      9,898             $     11,215       $     11,194
 3/31/1996     $     10,100             $     11,425       $     11,431
 4/30/1996     $     10,656             $     11,771       $     11,764
 5/31/1996     $     10,555             $     11,594       $     11,548
 6/30/1996     $     10,605             $     11,653       $     11,612
 7/31/1996     $     10,201             $     11,266       $     11,273
 8/31/1996     $     10,353             $     11,332       $     11,298
 9/30/1996     $     10,455             $     11,613       $     11,599
10/31/1996     $     10,202             $     11,497       $     11,480
11/30/1996     $     10,606             $     11,940       $     11,937
12/31/1996     $     10,508             $     11,802       $     11,783
 1/31/1997     $     10,562             $     11,585       $     11,371
 2/28/1997     $     10,670             $     11,797       $     11,557
 3/31/1997     $     10,670             $     11,772       $     11,599
 4/30/1997     $     10,616             $     11,871       $     11,660
 5/31/1997     $     11,421             $     12,605       $     12,419
 6/30/1997     $     12,010             $     13,300       $     13,104
 7/31/1997     $     12,064             $     13,569       $     13,316
 8/31/1997     $     11,226             $     12,501       $     12,321
 9/30/1997     $     11,656             $     13,177       $     13,011
10/31/1997     $     10,635             $     12,056       $     12,011
11/30/1997     $     10,312             $     11,905       $     11,888
12/31/1997     $     10,165             $     12,042       $     11,992
 1/31/1998     $     10,508             $     12,402       $     12,540
 2/28/1998     $     11,021             $     13,229       $     13,345
 3/31/1998     $     11,707             $     13,687       $     13,756
 4/30/1998     $     11,935             $     13,786       $     13,864
 5/31/1998     $     11,935             $     13,536       $     13,796
 6/30/1998     $     11,650             $     13,485       $     13,901
 7/31/1998     $     11,992             $     13,613       $     14,042
 8/31/1998     $     10,238             $     11,694       $     12,302
 9/30/1998     $      9,780             $     11,447       $     11,924
10/31/1998     $     10,524             $     12,645       $     13,167
11/30/1998     $     11,095             $     13,324       $     13,841
12/31/1998     $     11,481             $     13,784       $     14,386
 1/31/1999     $     11,481             $     13,769       $     14,343
 2/28/1999     $     11,252             $     13,460       $     14,002
 3/31/1999     $     11,653             $     14,111       $     14,586
 4/30/1999     $     12,342             $     14,816       $     15,176
 5/31/1999     $     11,768             $     14,120       $     14,395
 6/30/1999     $     12,456             $     14,769       $     14,956
 7/31/1999     $     12,916             $     15,116       $     15,400
 8/31/1999     $     13,031             $     15,169       $     15,457
 9/30/1999     $     13,088             $     15,272       $     15,613
10/31/1999     $     13,433             $     15,840       $     16,199
11/30/1999     $     14,294             $     16,474       $     16,761
12/31/1999     $     16,139             $     18,046       $     18,266
 1/31/2000     $     15,156             $     17,066       $     17,106
 2/29/2000     $     15,735             $     17,527       $     17,566
 3/31/2000     $     15,966             $     18,186       $     18,248
 4/30/2000     $     14,751             $     17,171       $     17,288
 5/31/2000     $     14,462             $     16,731       $     16,866
 6/30/2000     $     14,520             $     17,444       $     17,526
 7/31/2000     $     14,057             $     16,755       $     16,791
 8/31/2000     $     14,230             $     16,963       $     16,938
 9/30/2000     $     13,777             $     16,021       $     16,113
10/31/2000     $     13,250             $     15,512       $     15,732
11/30/2000     $     12,898             $     14,815       $     15,142
12/31/2000     $     13,159             $     15,321       $     15,680
 1/31/2001     $     12,750             $     15,550       $     15,672
 2/28/2001     $     11,795             $     14,319       $     14,497
 3/31/2001     $     10,841             $     13,306       $     13,530
 4/30/2001     $     11,386             $     14,211       $     14,470
 5/31/2001     $     11,045             $     13,819       $     13,959
 6/30/2001     $     10,841             $     13,288       $     13,388
 7/31/2001     $     10,501             $     12,993       $     13,145
 8/31/2001     $     10,432             $     12,671       $     12,812
 9/30/2001     $      9,750             $     11,327       $     11,514
10/31/2001     $      9,750             $     11,644       $     11,809
11/30/2001     $      9,887             $     12,176       $     12,245
12/31/2001     $      9,955             $     12,333       $     12,317
 1/31/2002     $      9,478             $     11,805       $     11,663
 2/28/2002     $      9,546             $     11,890       $     11,745
 3/31/2002     $      9,819             $     12,586       $     12,436
 4/30/2002     $      9,956             $     12,617       $     12,461
 5/31/2002     $      9,888             $     12,755       $     12,620
 6/30/2002     $      9,752             $     12,204       $     12,117
 7/31/2002     $      8,865             $     11,014       $     10,921
 8/31/2002     $      8,933             $     11,015       $     10,896
 9/30/2002     $      8,320             $      9,847       $      9,726
10/31/2002     $      8,524             $     10,375       $     10,248
11/30/2002     $      8,661             $     10,874       $     10,714
12/31/2002     $      8,606             $     10,523       $     10,354
 1/31/2003     $      8,197             $     10,154       $      9,922
 2/28/2003     $      8,265             $      9,948       $      9,695
 3/31/2003     $      8,265             $      9,755       $      9,505
 4/30/2003     $      8,811             $     10,695       $     10,436
 5/31/2003     $      9,426             $     11,376       $     11,068
 6/30/2003     $      9,494             $     11,694       $     11,336

NET ASSET VALUE PER SHARE ($)          12/31/02         6/30/03
---------------------------------------------------------------
Class B                                  1.26             1.39

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The MSCI (Morgan Stanley Capital International) All Country World Free ex US Index, is an unmanaged index of global stock market performance excluding the US. The MSCI EAFE Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer classes would be lower.

(2) Index performance is from April 30, 1994.

(3) Inception date of class A shares (older existing class).

INVESTMENT PORTFOLIO
Columbia International Fund, Variable Series / June 30, 2003 (Unaudited)

                                                    SHARES            VALUE
                                                --------------    --------------
COMMON STOCKS--98.5%
CONSUMER DISCRETIONARY--10.6%
AUTO COMPONENTS -- 0.8%
FCC Co., Ltd.                                            6,700    $      158,758
Nissan Shatai Co., Ltd.                                113,000           379,951
                                                                  --------------
                                                                         538,709
                                                                  --------------
AUTOMOBILES--1.0%
Honda Motor Co., Ltd.                                    9,100           345,459
Toyota Motor Corp.                                      14,400           373,652
                                                                  --------------
                                                                         719,111
                                                                  --------------
HOUSEHOLD DURABLES--2.7%
Sanyo Electric Co., Ltd.                               144,000           493,797
Koninklijke Philips Electronics NV                      33,700           641,923
Pioneer Corp.                                           36,200           815,485
                                                                  --------------
                                                                       1,951,205
                                                                  --------------
MEDIA--2.7%
JC Decaux SA (a)                                        30,100           377,386
Pearson PLC                                             81,300           760,596
Reed Elsevier PLC                                       48,600           405,069
VNU NV                                                  13,000           401,196
                                                                  --------------
                                                                       1,944,247
                                                                  --------------
MULTILINE RETAIL--1.3%
Wal-Mart de Mexico SA de CV                            328,000           967,097
                                                                  --------------
SPECIALTY RETAIL--1.3%
Kingfisher PLC                                          99,200           454,601
Next PLC                                                30,042           509,723
                                                                  --------------
                                                                         964,324
                                                                  --------------
TEXTILES & APPAREL--0.8%
LVMH Moet Hennessy Louis Vuitton SA                      8,000           397,434
Sanyo Shokai Ltd.                                       32,000           193,834
                                                                  --------------
                                                                         591,268
                                                                  --------------

CONSUMER STAPLES--6.9%
BEVERAGES--1.5%
Diageo PLC                                              26,002           278,072
Foster's Group Ltd.                                    218,519           617,711
Pernod-Ricard                                            2,300           205,561
                                                                  --------------
                                                                       1,101,344
                                                                  --------------
FOOD & DRUG RETAILING--1.3%
Carrefour SA                                             8,037           394,558
Seven-Eleven Japan Co., Ltd.                            23,000           573,777
                                                                  --------------
                                                                         968,335
                                                                  --------------
FOOD PRODUCTS--1.7%
Nestle SA                                                2,710           560,406
Unilever PLC                                            81,122           646,968
                                                                  --------------
                                                                       1,207,374
                                                                  --------------
HOUSEHOLD PRODUCTS--1.0%
Reckitt Benckiser PLC                                   40,534           745,025
                                                                  --------------
PERSONAL PRODUCTS--0.8%
L 'Oreal SA                                              8,427           595,160
                                                                  --------------
TOBACCO--0.6%
Imperial Tobacco Group PLC                              22,876    $      409,501
                                                                  --------------

ENERGY-- 3.3%
OIL & GAS--3.3%
BP PLC                                                  76,306           530,046
ENI-Ente Nazionale Idrocarburi SpA                      58,500           886,205
Fortum Oyj                                             100,000           802,875
Total SA                                                 1,300           196,785
                                                                  --------------
                                                                       2,415,911
                                                                  --------------

FINANCIALS-- 11.7%
BANKS--8.7%
Anglo Irish Bank Corp., PLC                             73,100           647,441
Banco Popular Espanol SA                                 7,257           367,284
Banco Santander Central Hispano SA                      82,900           727,564
Bank of Ireland                                         31,804           384,483
Credit Agricole SA                                      25,576           486,881
Credit Suisse Group                                     37,090           978,291
Danske Bank                                             25,300           493,437
Grupo Financiero BBVA Bancomer (a)                     240,000           202,804
Royal Bank of Scotland Group PLC                        30,337           852,449
Standard Chartered PLC                                  37,335           454,193
UniCredito Italiano SpA                                149,500           713,644
                                                                  --------------
                                                                       6,308,471
                                                                  --------------
DIVERSIFIED FINANCIALS--1.5%
Euronext NV                                             14,400           357,608
ING Groep NV                                            41,700           725,717
                                                                  --------------
                                                                       1,083,325
                                                                  --------------
INSURANCE--0.9%
Converium Holding AG                                     3,200           147,973
Irish Life & Permanent PLC                              48,500           524,399
                                                                  --------------
                                                                         672,372
                                                                  --------------
REAL ESTATE--0.6%
Mitsubishi Estate Co., Ltd.                             60,000           406,992
                                                                  --------------

HEALTH CARE-- 9.1%
HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
Olympus Optical Co., Ltd.                               43,000           891,536
Smith & Nephew PLC                                     115,697           665,978
                                                                  --------------
                                                                       1,557,514
                                                                  --------------
PHARMACEUTICALS--6.9%
Chugai Pharmaceutical Co., Ltd.                         32,400           368,726
Dr. Reddy's Laboratories, Ltd., ADR                     11,700           272,727
GlaxoSmithKline PLC                                     41,876           846,522
Novartis AG (Registered)                                15,330           607,937

                       See Notes to Investment Portfolio.

                                                    SHARES            VALUE
                                                --------------    --------------
Ranbaxy Laboratories Ltd., ADR                          14,600    $      278,860
Roche Holding AG                                         5,200           408,775
Sanofi-Synthelabo SA                                     9,065           531,778
Takeda Chemical Industries Ltd.                         22,000           813,149
Teva Pharmaceutical Industries, Ltd. ADR                15,800           899,494
                                                                  --------------
                                                                       5,027,968
                                                                  --------------

INDUSTRIALS-- 10.8%
AIRLINES--1.1%
Cathay Pacific Airways Ltd.                            289,000           389,131
Singapore Airlines Ltd.                                 65,000           383,927
                                                                  --------------
                                                                         773,058
                                                                  --------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Capita Group PLC                                        70,660           263,954
                                                                  --------------
ELECTRICAL EQUIPMENT--0.5%
Matsushita Electric Works Ltd.                          66,000           391,523
                                                                  --------------
INDUSTRIAL CONGLOMERATES--0.6%
Hutchison Whampoa Ltd.                                   8,000            48,730
Smiths Group PLC                                        32,900           382,294
                                                                  --------------
                                                                         431,024
                                                                  --------------
TRANSPORTATION INFRASTRUCTURE--8.2%
Acesa Infraestructuras SA                              251,636         3,522,538
BAA PLC                                                 69,384           562,529
Brisa-Auto Estradas de Portugal SA                     129,200           728,200
Jiangsu Express                                      3,026,000         1,135,019
                                                                  --------------
                                                                       5,948,286
                                                                  --------------

INFORMATION TECHNOLOGY-- 6.8%
COMMUNICATIONS EQUIPMENT--0.8%
Nortel Networks Corp. (a)                              119,700           321,378
Nokia Oyj                                               14,763           243,510
                                                                  --------------
                                                                         564,888
                                                                  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
Hoya Corp.                                              10,700           738,300
Keyence Corp.                                            1,700           312,044
                                                                  --------------
                                                                       1,050,344
                                                                  --------------
IT CONSULTING & SERVICES--0.5%
Indra Sistemas SA                                       39,200           399,045
                                                                  --------------
OFFICE ELECTRONICS--2.1%
Canon, Inc.                                             33,000         1,517,083
                                                                  --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.9%
ARM Holdings PLC (a)                                   182,000           201,555
Rohm Co., Ltd.                                           3,900           425,940
Taiwan Semiconductor Manufacturing Co., Ltd.,
  ADR (a)                                               44,200           445,536
Tokyo Electron Ltd.                                      6,200           294,339
                                                                  --------------
                                                                       1,367,370
                                                                  --------------
MATERIALS-- 2.5%
CHEMICALS--0.5%
Air Liquide                                              2,465    $      366,046
                                                                  --------------
CONTAINERS & PACKAGING--1.0%
Amcor Ltd.                                             138,000           752,400
                                                                  --------------
METALS & MINING--1.0%
BHP Billiton Ltd.                                      119,300           692,099
                                                                  --------------

PRIVATE PLACEMENT-- 0.0%
BANKS--0.0%
Fortis Bank Nederland (a)(b)                               525                --
                                                                  --------------

TELECOMMUNICATION SERVICES-- 8.7%
DIVERSIFIED TELECOMMUNICATION--4.5%
SBC Communications, Inc.                                35,539           908,021
Telecom Italia SpA                                      40,800           369,810
Telefonica SA                                           82,872           963,721
Verizon Communications, Inc.                            25,900         1,021,755
                                                                  --------------
                                                                       3,263,307
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
NTT DoCoMo, Inc.                                           402           872,054
Orange SA (a)                                           50,243           446,732
Vodafone Group PLC                                     897,546         1,758,012
                                                                  --------------
                                                                       3,076,798
                                                                  --------------

UTILITIES-- 28.1%
ELECTRIC UTILITIES--16.4%
Beijing Datang Power Gen. Co., Ltd.                  4,000,000         1,769,650
Edison International (a)                                57,400           943,082
Exelon Corp.                                            13,100           783,511
FirstEnergy Corp.                                       12,300           472,935
FPL Group, Inc.                                          8,000           534,800
Huaneng Power International, Inc.                    1,904,000         2,173,028
National Grid Transco PLC                              127,404           865,509
Northeast Utilities                                     27,400           458,676
Pepco Holdings, Inc.                                    28,300           542,228
PG&E Corp. (a)                                          30,400           642,960
Pinnacle West Capital Corp.                             19,500           730,275
PNM Resources, Inc.                                     22,000           588,500
Public Service Enterprise Group, Inc.                    9,000           380,250
Scottish & Southern Energy PLC                         100,000         1,031,410
                                                                  --------------
                                                                      11,916,814
                                                                  --------------
GAS UTILITIES--10.6%
Enagas                                                 366,311         3,139,053
Hong Kong & China Gas Co., Ltd.                      1,168,970         1,476,550
Snam Rete Gas SpA.                                     577,000         2,269,835
Tokyo Gas Co., Ltd.                                    280,000           805,974
                                                                  --------------
                                                                       7,691,412
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                    SHARES            VALUE
                                                --------------    --------------
WATER UTILITIES--1.1%
Severn Trent PLC                                        70,324    $      795,072
                                                                  --------------
TOTAL COMMON STOCKS
  (cost of $66,660,923)                                               71,435,776
                                                                  --------------

                                                     PAR
                                                --------------
CONVERTIBLE BOND--0.4%
PRIVATE PLACEMENT--0.4%
Bil Finance Ltd.,
  8.19%, 10/15/03
  (cost of $567,550)                            NZD    496,375           290,470
                                                                  --------------

                                                    UNITS
                                                --------------
WARRANT--0.0% (a)
FINANCIALS--0.0%
BANKS-0.0%
Siam Commercial Bank,
  expires 06/22/04
  (cost of $0)                                          12,000             1,740
                                                                  --------------

                                                     PAR
                                                --------------
SHORT-TERM OBLIGATION--1.5%
Repurchase agreement with State
  Street Bank & Trust Co.,
  dated 6/30/03, due 07/01/03
  at 1.000%, collateralized
  by U.S. Treasury Bond
  maturing 08/15/23,
  market value $1,069,625
  (repurchase proceeds $1,047,029)
  (cost of $1,047,000)                          $    1,047,000         1,047,000
                                                                  --------------
TOTAL INVESTMENTS--100.4%
  (cost of $68,275,473) (c)                                           72,774,986
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET--(0.4%)                                 (272,648)
                                                                  --------------
NET ASSETS--100.0%                                                $   72,502,338
                                                                  ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Represents fair value as determined in good faith under the direction of the Trustees.
(c) Cost for both financial statement and federal income tax purposes is the same.

SUMMARY OF SECURITIES                                                 % OF TOTAL
BY COUNTRY                                              VALUE        INVESTMENTS
United Kingdom                                      $ 13,419,080           18.5%
Japan                                                 11,172,372           15.5%
Spain                                                  9,119,205           12.5%
United States                                          9,053,994           12.5%
China                                                  5,077,698            7.0%
Italy                                                  4,239,494            5.8%
France                                                 3,998,321            5.5%
Switzerland                                            2,703,382            3.7%
Netherlands                                            2,126,444            2.9%
Australia                                              2,062,209            2.8%
Hong Kong                                              1,914,410            2.6%
Ireland                                                1,556,323            2.1%
Mexico                                                 1,169,901            1.6%
Finland                                                1,046,384            1.4%
Israel                                                   899,494            1.2%
Portugal                                                 728,200            1.0%
India                                                    551,587            0.8%
Denmark                                                  493,437            0.7%
Taiwan                                                   445,536            0.6%
Singapore                                                383,927            0.5%
Canada                                                   321,378            0.4%
New Zealand                                              290,470            0.4%
Thailand                                                   1,740            0.0%
Belgium                                                       --            0.0%
                                                    ------------    -----------
                                                    $ 72,774,986          100.0%
                                                    ============    ===========

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

              ACRONYM                      NAME
              -------                      ----
                ADR            American Depositary Receipt
                NZD            New Zealand Dollar

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Columbia International Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                               $ 68,275,473
                                                                   ------------
Investments, at value                                              $ 72,774,986
Cash                                                                        307
Foreign currency (cost of $180,681)                                     180,698
Receivable for:
  Interest                                                                5,048
  Dividends                                                             338,440
  Expense reimbursement due from Manager                                 25,816
Deferred Trustees' compensation plan                                      3,400
                                                                   ------------
    TOTAL ASSETS                                                     73,328,695
                                                                   ------------

LIABILITIES:
Payable for:
  Fund shares repurchased                                               763,030
  Distribution fee--Class B                                                 434
  Management fee                                                         55,435
  Transfer agent fee                                                        595
  Pricing and bookkeeping fees                                              899
Deferred Trustees' fee                                                    3,400
Other liabilities                                                         2,564
                                                                   ------------
    TOTAL LIABILITIES                                                   826,357
                                                                   ------------
NET ASSETS                                                         $ 72,502,338
                                                                   ============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $ 85,643,291
Undistributed net investment income                                     945,897
Accumulated net realized loss                                       (18,591,540)
Net unrealized appreciation on:
  Investments                                                         4,499,513
  Foreign currency translations                                           5,177
                                                                   ------------
NET ASSETS                                                         $ 72,502,338
                                                                   ============

CLASS A:
Net assets                                                         $ 66,613,412
Shares outstanding                                                   47,607,643
                                                                   ============
Net asset value per share                                          $       1.40
                                                                   ============

CLASS B:
Net assets                                                         $  5,888,926
Shares outstanding                                                    4,224,482
                                                                   ============
Net asset value per share                                          $       1.39
                                                                   ============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Columbia International Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                     $  1,155,999
Interest                                                                            18,662
                                                                              ------------
  Total Investment Income (net of foreign taxes withheld of $82,977)             1,174,661
                                                                              ------------

EXPENSES:
Management fee                                                                     218,753
Distribution fee--Class B                                                            3,614
Pricing and bookkeeping fees                                                         9,521
Transfer agent fee                                                                   3,720
Trustees' fee                                                                        3,189
Custody fee                                                                         13,976
Audit fee                                                                           12,342
Other expenses                                                                       7,142
                                                                              ------------
  Total Expenses                                                                   272,257
Fees and expenses waived or reimbursed by Manager                                  (36,335)
Custody earnings credit                                                                (83)
                                                                              ------------
  Net Expenses                                                                     235,839
                                                                              ------------
Net Investment Income                                                              938,822
                                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
  Investments                                                                   (2,699,464)
  Foreign currency transactions                                                    (76,517)
                                                                              ------------
    Net realized loss                                                           (2,775,981)
                                                                              ------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                                    9,562,317
  Foreign currency translations                                                     (1,382)
                                                                              ------------
    Net change in unrealized appreciation/depreciation                           9,560,935
                                                                              ------------
Net Gain                                                                         6,784,954
                                                                              ------------
Net Increase in Net Assets from Operations                                    $  7,723,776
                                                                              ============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Columbia International Fund, Variable Series

                                                                      (UNAUDITED)
                                                                      SIX MONTHS
                                                                         ENDED          YEAR ENDED
                                                                        JUNE 30,       DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                        2003             2002
----------------------------------                                   -------------    -------------
OPERATIONS:
Net investment income                                                $     938,822    $     213,923
Net realized loss on investments and foreign currency transactions      (2,775,981)      (8,171,078)
Net change in unrealized appreciation/depreciation
  on investments and foreign currency translations                       9,560,935        3,002,063
                                                                     -------------    -------------
      Net Increase (Decrease) from Operations                            7,723,776       (4,955,092)
                                                                     -------------    -------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
  Class A                                                                       --         (113,012)
  Class B                                                                       --               (1)
                                                                     -------------    -------------
Total Distributions Declared to Shareholders                                    --         (113,013)
                                                                     -------------    -------------
SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                          2,139,943        3,503,319
  Proceeds received in connection with merger                           35,910,049               --
  Distributions reinvested                                                      --          113,012
  Redemptions                                                           (7,375,449)     (10,964,351)
                                                                     -------------    -------------
      Net Increase (Decrease)                                           30,674,543       (7,348,020)
                                                                     -------------    -------------
Class B:
  Subscriptions                                                             46,673               --
  Proceeds received in connection with merger                            5,503,084               --
  Distributions reinvested                                                      --                1
  Redemptions                                                             (329,247)              --
                                                                     -------------    -------------
      Net Increase                                                       5,220,510                1
                                                                     -------------    -------------
Net Increase (Decrease) from Share Transactions                         35,895,053       (7,348,019)
                                                                     -------------    -------------
Total Increase (Decrease) in Net Assets                                 43,618,829      (12,416,124)

NET ASSETS:
Beginning of period                                                     28,883,509       41,299,633
                                                                     -------------    -------------
End of period (including undistributed net investment income
  of $945,897 and $7,075, respectively)                              $  72,502,338    $  28,883,509
                                                                     =============    =============

CHANGES IN SHARES:
Class A:
  Subscriptions                                                          1,618,297        2,647,684
  Issued in connection with merger                                      28,728,067               --
  Issued for distributions reinvested                                           --           90,410
  Redemptions                                                           (5,590,748)      (8,091,137)
                                                                     -------------    -------------
      Net Increase (Decrease)                                           24,755,616       (5,353,043)
                                                                     -------------    -------------
Class B:
  Subscriptions                                                             34,974               --
  Issued in connection with merger                                       4,437,971               --
  Issued for distributions reinvested                                           --                1
  Redemptions                                                             (248,951)              --
                                                                     -------------    -------------
      Net Increase                                                       4,223,994                1
                                                                     -------------    -------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Columbia International Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Columbia International Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 7, 2003, the Colonial International Horizons Fund, Variable Series, Colonial Global Equity Fund, Variable Series and Stein Roe Global Utilities Fund, Variable Series (collectively, "the target funds") merged into the Colonial International Fund for Growth, Variable Series. The Colonial International Fund for Growth, Variable Series, received a tax-free transfer of assets from the target funds as follows:

       SHARES        NET ASSETS        UNREALIZED
       ISSUED         RECEIVED       DEPRECIATION(1)
     ----------     -----------     ----------------
Colon
  International
  Horizons Fund,
Variable Series:
      3,046,706     $  3,777,920    $        852,127

Colonial Global
  Equity Fund,
Variable Series:
      1,391,632        1,725,629           1,018,882

Stein Roe Global
  Utilities Fund,
Variable Series:
     28,727,700       35,909,584             610,951

                                     NET ASSETS
    NET ASSETS       NET ASSETS     OF COLONIAL
    OF COLONIAL        OF THE       INTERNATIONAL
   INTERNATIONAL       TARGET         FUND FOR
     FUND FOR          FUNDS         GROWTH, VS
    GROWTH, VS      IMMEDIATELY     IMMEDIATELY
     PRIOR TO         PRIOR TO         AFTER
    COMBINATION     COMBINATION     COMBINATION
   -------------   -------------    -------------
   $  27,327,712    $ 41,413,133    $ 68,740,845

(1) Unrealized depreciation is included in the respective Net Assets Received amount shown above.

Also on April 7, 2003, subsequent to the merger described above, the Colonial International Fund for Growth, Variable Series was renamed Columbia International Fund, Variable Series.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   FORWARD CURRENCY CONTRACTS--The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carry-forwards) under income tax regulations.

The following capital loss carryforwards, determined as of December31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                      CAPITAL LOSS
     EXPIRATION                    CARRYFORWARD
     ----------                    ------------
        2009                       $  6,904,893
        2010                          7,745,544
                                   ------------
                                   $ 14,650,437
                                   ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.90% annually of the first $1 billion of the Fund's average daily net assets and 0.85% in excess of $1 billion.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 7, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.21% annually of the Fund's average daily net assets. This waiver agreement will continue until April 7, 2004 after which it may be modified or terminated at any time.

Prior to April 7, 2003, Liberty Advisory Services Corp. had voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, distribution fees, brokerage and extraordinary expenses incurred by the Fund in excess of 1.15% annually of the Fund's average daily net assets.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $83 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $18,652,134 and $26,303,049, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation           $ 10,832,798
     Gross unrealized depreciation             (6,333,285)
                                             ------------
       Net unrealized appreciation           $  4,499,513
                                             ============

   OTHER--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Columbia International Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                   (UNAUDITED)
                                                   SIX MONTHS                                        PERIOD
                                                      ENDED                  DECEMBER 31,            ENDED
                                                     JUNE 30,           ---------------------     DECEMBER 31,
                                                      2003               2002          2001         2000 (a)
                                                   -----------          -------       -------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $      1.26          $  1.46       $  1.93     $       2.50
                                                   -----------          -------       -------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                          0.03             0.01            --(c)         (0.01)
Net realized and unrealized gain (loss) on
  investments and foreign currency                        0.10            (0.21)        (0.47)           (0.22)
                                                   -----------          -------       -------     ------------
    Total from Investment Operations                      0.13            (0.20)        (0.47)           (0.23)
                                                   -----------          -------       -------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  --               --(c)         --            (0.04)
In excess of net investment income                          --               --            --               --(c)
From net realized gains                                     --               --            --            (0.30)
In excess of net realized gains                             --               --            --               --(c)
                                                   -----------          -------       -------     ------------
    Total Distributions Declared
      to Shareholders                                       --               --            --            (0.34)
                                                   -----------          -------       -------     ------------
NET ASSET VALUE, END OF PERIOD                     $      1.39          $  1.26(c)    $  1.46     $       1.93
                                                   ===========          =======       =======     ============
Total return (d)(e)                                      10.32%(f)(g)    (13.56)%      (24.35)%          (9.01)%(g)
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (h)                                              1.21%(i)         1.38%         1.48%            1.33%(i)
Net investment income (loss) (h)                          3.62%(i)         0.37%         0.16%           (0.43)%(i)
Waiver/reimbursement                                      0.15%(i)           --            --               --
Portfolio turnover rate                                     41%(g)           39%           34%              76%(g)
Net assets, end of period (000's)                  $     5,889          $     1       $     1     $          1

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

SHAREHOLDER MEETING RESULTS
Columbia International Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Colonial Global Equity Fund, Variable Series had 838,893.529 common shares outstanding, the Colonial International Horizons Fund, Variable Series had 1,063,601.395 common shares outstanding, and the Stein Roe Global Utilities Fund, Variable Series had 4,230,321.144 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                  COLONIAL GLOBAL EQUITY FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of Colonial Global Equity Fund, Variable Series to, and the assumption of all of the liabilities of the Colonial Global Equity Fund, Variable Series by, the Colonial International Fund for Growth, Variable Series, in exchange for shares of the Colonial International Fund for Growth, Variable Series and the distribution of such shares to the shareholders of the Colonial Global Equity Fund, Variable Series in complete liquidation of the Colonial Global Equity Fund, Variable Series. (Item 1 of the Notice.)

                                                     % OF              % OF
                                    NO. OF        OUTSTANDING         SHARES
                                    SHARES          SHARES            VOTED
                                 -------------   -------------    -------------
   Affirmative                     827,644.724        98.659%          98.659%
   Against                             182.199          .022%            .022%
   Abstain                          11,066.606         1.319%           1.319%

   TOTAL                           838,893.529       100.000%         100.000%

   ** FUND TOTALS:                  SHARES
   RECORD TOTAL                838,893.529
   VOTED SHARES                838,893.529
   PERCENT VOTED                   100.000%

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
              COLONIAL INTERNATIONAL HORIZONS FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

2. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of Colonial International Horizons Fund, Variable Series to, and the assumption of all of the liabilities of the Colonial International Horizons Fund, Variable Series by, the Colonial International Fund for Growth, Variable Series, in exchange for shares of the Colonial International Fund for Growth, Variable Series and the distribution of such shares to the shareholders of the Colonial International Horizons Fund, Variable Series in complete liquidation of the Colonial International Horizons Fund, Variable Series. (Item 2 of the Notice.)

                                                     % OF             % OF
                                    NO. OF        OUTSTANDING        SHARES
                                    SHARES          SHARES            VOTED
                                 -------------   -------------    -------------
   Affirmative                     949,134.858        89.238%          89.238%
   Against                          20,720.929         1.948%           1.948%
   Abstain                          93,745.608         8.814%           8.814%

   TOTAL                         1,063,601.395       100.000%         100.000%

   ** FUND TOTALS:                    SHARES
   RECORD TOTAL                1,063,601.395
   VOTED SHARES                1,063,601.395
   PERCENT VOTED                     100.000%

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                STEIN ROE GLOBAL UTILITIES FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

3. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of Stein Roe Global Utilities Fund, Variable Series to, and the assumption of all of the liabilities of the Stein Roe Global Utilities Fund, Variable Series by, the Colonial International Fund for Growth, Variable Series, in exchange for shares of the Colonial International Fund for Growth, Variable Series and the distribution of such shares to the shareholders of the Stein Roe Global Utilities Fund, Variable Series in complete liquidation of the Stein Roe Global Utilities Fund, Variable Series.(Item 3 of the Notice.)

                                                      % OF            % OF
                                     NO. OF       OUTSTANDING        SHARES
                                     SHARES          SHARES           VOTED
                                 -------------   -------------    -------------
   Affirmative                   3,747,379.502        88.584%          88.694%
   Against                         101,566.732         2.401%           2.404%
   Abstain                         376,122.561         8.891%           8.902%

   TOTAL                         4,225,068.795        99.876%         100.000%

   ** FUND TOTALS:                      SHARES
   RECORD TOTAL                  4,230,321.144
   VOTED SHARES                  4,225,068.795
   PERCENT VOTED                        99.876%

PORTFOLIO MANAGER'S DISCUSSION
Columbia Real Estate Equity Fund, Variable Series / June 30, 2003

  Columbia Real Estate Equity Fund, Variable Series seeks capital appreciation and above-average current income.

  David W. Jellison has managed the fund and its predecessor since its inception in March 1998.

  On April 14, 2003, Columbia Real Estate Equity Fund, Variable Series acquired two funds: Crabbe Huson Real Estate Investment Fund, Variable Series and Galaxy VIP Columbia Real Estate Equity Fund II. The combined fund retained the name Columbia Real Estate Equity Fund, Variable Series.

The fund's performance fell short of the return of its benchmark, the NAREIT Index, primarily because the fund was more heavily invested in forest products securities. We made this investment late in 2002 in anticipation of a more rapid improvement in the economy, which failed to materialize. The fund also was significantly underexposed to health care real estate investment trusts (REITs). This was a sector that performed well during the period. In addition, the fund's defensive cash position detracted from performance.

UNDERLYING ECONOMIC CONDITIONS GENERALLY LESS HOSPITABLE TO GROWTH
Business conditions underlying the nation's real estate markets were generally weak throughout the period. Job growth, which directly affects the health of the US office and apartment markets, remained sluggish. The average vacancy rate in the major metropolitan office markets reached 17%, a level that was significantly higher than the historical average. For 2002, most office REITs reported weaker earnings than the previous year, and few expected earnings to turn positive before the end of 2004. With vacancy rates running high, we are doubtful that landlords will be able to extract meaningful rent increases as office leases come up for renewal. Similarly, apartment vacancy rates have increased, as low mortgage rates and a single-family construction boom have been prompting renters to buy houses. As a result of these factors, we have maintained an underweight position in both office and apartment companies.

   By contrast, the retail sector has benefited from a combination of brisk consumer spending, attractive lease structures and unabated demand by retailers for high-quality mall space. As a result, the fund's holdings of higher-quality regional mall and shopping center companies have done well. Nevertheless, we have some concerns about consumers who, saddled by high debt and static incomes, may not be able to propel retail earnings growth indefinitely. As a result, we have taken profits from some of the fund's retail holdings.

   We continue to overweight the industrial sector, where we particularly like ProLogis (4.6% of net assets), which has been leading the modernization of logistics technology for distribution facilities in both Europe and Japan. During the second quarter we added a new position in Duke Realty (2.4% of net assets). Duke's management has significantly reduced the debt on its balance sheet, which will help it achieve greater growth if the manufacturing economies in which the company operates continue to improve.

RISKS RISE FOR REITs
REITs generated strong returns over the past year partly as investors looked for higher yields than they could get from alternative fixed-income investments. Going forward, we believe the business conditions underlying the REIT markets likely have bottomed or are close to bottoming. As we have noted in the past, however, REIT returns tend to lag those of the broader stock market, which could make real estate securities less attractive if equities strengthen. The other risk facing REITs is that investors may become disappointed if the economic fundamentals underlying company earnings do not improve quickly enough to justify what we perceive to be a pricier market for their shares. Overall, however, we are generally encouraged by the income stability and liquidity that REITs offer, and we believe the fund is well positioned to benefit from eventual economic recovery over the long term.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the fund may present certain risks, including stock market fluctuations that occur in response to economic and business developments. The fund may be subject to the same types of risks associated with direct ownership of real estate including the decline of property value due to general, local and regional economic conditions. In addition, the fund's share price will likely be subject to more volatility than the overall stock market because it concentrates in real estate stocks.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Columbia Real Estate Equity Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                                   (CUMULATIVE)
                                     6-MONTH       1-YEAR     5-YEAR      LIFE
------------------------------------------------------------------------------
Class B(1) (4/14/03)                   11.79        2.81       6.19       5.62
NAREIT Index(2)                        13.87        4.00       7.12       6.08
S&P 500 Index(2)                       11.75        0.25      -1.61       0.02

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 3/3/98(3) - 6/30/03

             CLASS B SHARES  NAREIT INDEX   S&P 500 INDEX
  3/3/1998     $     10,000  $     10,000    $     10,000
 3/31/1998     $     10,350  $     10,179    $     10,512
 4/30/1998     $      9,981  $      9,847    $     10,618
 5/31/1998     $      9,931  $      9,778    $     10,436
 6/30/1998     $      9,908  $      9,712    $     10,859
 7/31/1998     $      9,356  $      9,081    $     10,744
 8/31/1998     $      8,664  $      8,224    $      9,191
 9/30/1998     $      9,079  $      8,690    $      9,780
10/31/1998     $      8,917  $      8,529    $     10,575
11/30/1998     $      9,079  $      8,654    $     11,216
12/31/1998     $      9,044  $      8,436    $     11,862
 1/31/1999     $      8,889  $      8,260    $     12,357
 2/28/1999     $      8,827  $      8,066    $     11,973
 3/31/1999     $      8,753  $      8,029    $     12,452
 4/30/1999     $      9,406  $      8,791    $     12,934
 5/31/1999     $      9,675  $      8,985    $     12,629
 6/30/1999     $      9,443  $      8,839    $     13,330
 7/31/1999     $      9,077  $      8,558    $     12,914
 8/31/1999     $      9,066  $      8,450    $     12,850
 9/30/1999     $      8,645  $      8,128    $     12,498
10/31/1999     $      8,454  $      7,928    $     13,289
11/30/1999     $      8,370  $      7,799    $     13,559
12/31/1999     $      8,670  $      8,046    $     14,358
 1/31/2000     $      8,702  $      8,073    $     13,637
 2/29/2000     $      8,487  $      7,977    $     13,379
 3/31/2000     $      8,925  $      8,239    $     14,688
 4/30/2000     $      9,466  $      8,793    $     14,246
 5/31/2000     $      9,552  $      8,879    $     13,954
 6/30/2000     $      9,874  $      9,107    $     14,298
 7/31/2000     $     10,772  $      9,903    $     14,075
 8/31/2000     $     10,323  $      9,501    $     14,949
 9/30/2000     $     10,731  $      9,804    $     14,160
10/31/2000     $     10,234  $      9,379    $     14,101
11/30/2000     $     10,521  $      9,499    $     12,989
12/31/2000     $     11,145  $     10,168    $     13,053
 1/31/2001     $     11,023  $     10,274    $     13,516
 2/28/2001     $     10,866  $     10,109    $     12,284
 3/31/2001     $     10,659  $     10,207    $     11,505
 4/30/2001     $     11,041  $     10,451    $     12,399
 5/31/2001     $     11,254  $     10,704    $     12,482
 6/30/2001     $     11,776  $     11,331    $     12,179
 7/31/2001     $     11,527  $     11,106    $     12,059
 8/31/2001     $     11,900  $     11,512    $     11,304
 9/30/2001     $     11,101  $     11,035    $     10,391
10/31/2001     $     10,688  $     10,719    $     10,589
11/30/2001     $     11,352  $     11,309    $     11,402
12/31/2001     $     11,668  $     11,584    $     11,502
 1/31/2002     $     11,737  $     11,608    $     11,334
 2/28/2002     $     11,979  $     11,832    $     11,115
 3/31/2002     $     12,477  $     12,542    $     11,533
 4/30/2002     $     12,569  $     12,648    $     10,834
 5/31/2002     $     12,812  $     12,819    $     10,754
 6/30/2002     $     13,010  $     13,169    $      9,988
 7/31/2002     $     12,277  $     12,480    $      9,210
 8/31/2002     $     12,149  $     12,455    $      9,270
 9/30/2002     $     11,642  $     11,977    $      8,263
10/31/2002     $     11,256  $     11,401    $      8,990
11/30/2002     $     11,852  $     11,938    $      9,519
12/31/2002     $     11,966  $     12,026    $      8,960
 1/31/2003     $     11,643  $     11,676    $      8,726
 2/28/2003     $     11,768  $     11,869    $      8,595
 3/31/2003     $     11,988  $     12,106    $      8,678
 4/30/2003     $     12,510  $     12,639    $      9,393
 5/31/2003     $     13,121  $     13,402    $      9,888
 6/30/2003     $     13,377  $     13,697    $     10,011

NET ASSET VALUE PER SHARE ($)                                 4/14/03    6/30/03
--------------------------------------------------------------------------------
Class B                                                         9.82      10.72

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The NAREIT (National Association of Real Estate Investment Trusts) Index is an unmanaged index that reflects performance of all publicly-traded equity REITs. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held large-capitalization U.S. stocks. Indices are not investments, do not incur fees, expenses, or taxes and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

(2)  Index performance is from February 28, 1998.

(3)  Inception date of class A shares (older existing share class).

INVESTMENT PORTFOLIO
Columbia Real Estate Equity Fund, Variable Series / June 30, 2003 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCKS--96.6%
CONSUMER DISCRETIONARY--6.1%
HOTELS, RESTAURANTS & LEISURE--6.1%
Hilton Hotels Corp.                                       4,775   $       61,072
Marriott International, Inc.                                850           32,657
Starwood Hotels & Resorts Worldwide, Inc.                 3,225           92,203
                                                                  --------------
                                                                         185,932
                                                                  --------------

FINANCIALS--83.2%
REAL ESTATE--83.2%
Alexandria Real Estate Equities, Inc.                     2,475          111,375
American Financial Realty Trust                           2,100           31,311
Apartment Investment & Management Co., Class A            1,800           62,280
Archstone-Smith Trust                                     2,400           57,600
Avalonbay Communities, Inc.                               1,825           77,818
Boston Properties, Inc.                                   1,775           77,745
CarAmerica Realty Corp.                                   1,075           29,896
Catellus Development Corp. (a)                            1,500           33,000
CenterPoint Properties Corp.                              1,000           61,250
Chelsea Property Group, Inc.                              1,500           60,465
Cousins Properties, Inc.                                  6,150          171,585
Duke Realty Corp.                                         2,650           73,008
Equity Office Properties Trust                            3,636           98,208
Equity Residential                                        2,300           59,685
First Industrial Realty Trust, Inc.                       1,025           32,390
General Growth Properties, Inc.                           2,325          145,173
iStar Financial, Inc.                                     4,325          157,863
Kimco Realty Corp.                                        2,837          107,522
Liberty Property Trust                                    1,475           51,035
Manufactured Home Communities, Inc.                         675           23,699
Newcastle Investment Corp.                                2,425           47,481
Pan Pacific Retail Properties, Inc.                       1,050           41,317
Parkway Properties, Inc.                                    325           13,666
Prentiss Properties Trust                                   725           21,743
ProLogis Trust                                            5,190          141,687
Public Storage, Inc.                                      2,300           77,901
Reckson Associates Realty Corp.                             900           18,774
Regency Centers Corp.                                     3,200          111,936
Rouse Co.                                                 3,000          114,300
Simon Property Group, Inc.                                4,025          157,096
SL Green Realty Corp.                                       900           31,401
St. Joe Co.                                               3,150           98,280
Taubman Centers, Inc.                                     1,575           30,177
United Dominion Realty Trust, Inc.                        1,875           32,287
Vornado Realty Trust                                      2,025           88,290
                                                                  --------------
                                                                       2,549,244
                                                                  --------------
MATERIALS--7.3%
PAPER & FOREST PRODUCTS--7.3%
Bowater, Inc.                                             2,775   $      103,924
International Paper Co.                                   1,950           69,674
MeadWestvaco Corp.                                        1,975           48,783
                                                                  --------------
                                                                         222,381
                                                                  --------------
TOTAL COMMON STOCKS
  (cost of $2,702,719)                                                 2,957,557
                                                                  --------------

                                                      PAR
                                                 --------------
SHORT-TERM OBLIGATION--4.0%
Repurchase agreement with State
  Street Bank & Trust Co., dated
  06/30/03, due 07/01/03 at 1.000%,
  collateralized by a U.S. Treasury
  Bond maturing 5/15/10, market
  value $128,700, (repurchase
  proceeds $124,003)
  (cost of $124,000)                             $      124,000          124,000
                                                                  --------------
TOTAL INVESTMENTS--100.6%
  (cost of $2,826,719) (b)                                             3,081,557
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET--(0.6)%                                  (18,502)
                                                                  --------------
NET ASSETS--100.0%                                                $    3,063,055
                                                                  ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Columbia Real Estate Equity Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                              $    2,826,719
                                                                  --------------
Investments, at value                                             $    3,081,557
Cash                                                                       1,138
Receivable for:
  Investments sold                                                         3,885
  Interest                                                                     3
  Dividends                                                                9,765
Deferred Trustees' compensation plan                                         522
                                                                  --------------
    TOTAL ASSETS                                                       3,096,870
                                                                  --------------

LIABILITIES:
Expense reimbursement due to Manager                                         453
Payable for:
  Fund shares repurchased                                                  7,545
  Management fee                                                           2,687
  Administration fee                                                         216
  Distribution fee--Class B                                                   26
  Pricing and bookkeeping fees                                             2,477
  Custody fee                                                              2,061
  Reports to Shareholders                                                 17,195
Deferred Trustees' fee                                                       522
Other liabilities                                                            633
                                                                  --------------
    TOTAL LIABILITIES                                                     33,815
                                                                  --------------
NET ASSETS                                                        $    3,063,055
                                                                  ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                   $    2,498,569
Undistributed net investment income                                        7,587
Accumulated net realized gain                                            302,061
Net unrealized appreciation on investments                               254,838
                                                                  --------------
NET ASSETS                                                        $    3,063,055
                                                                  ==============

CLASS A:
Net assets                                                        $      962,608
Shares outstanding                                                        89,787
                                                                  ==============
Net asset value per share                                         $        10.72
                                                                  ==============

CLASS B:
Net assets                                                        $    2,100,447
Shares outstanding                                                       195,912
                                                                  ==============
Net asset value per share                                         $        10.72
                                                                  ==============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Columbia Real Estate Equity Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                         $       38,910
Interest                                                                     646
                                                                  --------------
    Total Investment Income                                               39,556
                                                                  --------------

EXPENSES:
Management fee                                                             6,877
Administration fee                                                           779
Distribution fee--Class B                                                  1,115
Pricing and bookkeeping fees                                              13,469
Transfer agent fee                                                         2,496
Trustees' fee                                                                  7
Custody fee                                                                4,281
Audit fee                                                                  5,492
Reports to shareholders                                                    7,214
Other expenses                                                               886
                                                                  --------------
    Total Expenses                                                        42,616
Fees and expenses waived or reimbursed by Manager                        (21,217)
Custody earnings credit                                                      (12)
                                                                  --------------
    Net Expenses                                                          21,387
                                                                  --------------
Net Investment Income                                                     18,169
                                                                  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                         301,551
Net change in unrealized appreciation/depreciation
  on investments                                                         (30,821)
                                                                  --------------
Net Gain                                                                 270,730
                                                                  --------------
Net Increase in Net Assets from Operations                        $      288,899
                                                                  ==============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Columbia Real Estate Equity Fund, Variable Series

                                                                    (UNAUDITED)
                                                                    SIX MONTHS          YEAR
                                                                      ENDED             ENDED
                                                                     JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                     2003              2002
----------------------------------                                --------------    --------------
OPERATIONS:
Net investment income                                             $       18,169    $       41,411
Net realized gain on investments                                         301,551            40,621
Net change in unrealized appreciation/depreciation
  on investments                                                         (30,821)          (66,916)
                                                                  --------------    --------------
      Net Increase from Operations                                       288,899            15,116
                                                                  --------------    --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                               (5,360)          (33,393)
    Class B                                                               (5,208)               --
From net realized gains:
    Class A                                                                   --           (39,385)
    Class B                                                                   --                --
                                                                  --------------    --------------
Total Distributions Declared to Shareholders                             (10,568)          (72,778)
                                                                  --------------    --------------

SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                           90,949           224,088
  Proceeds received in connection with merger                              1,269                --
  Distributions reinvested                                                 5,360            72,778
  Redemptions                                                           (216,844)         (372,423)
                                                                  --------------    --------------
      Net Decrease                                                      (119,266)          (75,557)
                                                                  --------------    --------------
Class B:
  Subscriptions                                                          137,755                --
  Proceeds received in connection with merger                          1,868,312                --
  Distributions reinvested                                                 5,208                --
  Redemptions                                                            (86,444)               --
                                                                  --------------    --------------
      Net Increase                                                     1,924,831                --
                                                                  --------------    --------------
Net Increase (Decrease) from Share Transactions                        1,805,565           (75,557)
                                                                  --------------    --------------
Total Increase (Decrease) in Net Assets                                2,083,896          (133,219)
NET ASSETS:
Beginning of period                                                      979,159         1,112,378
                                                                  --------------    --------------
End of period (including undistributed net
  investment income of $7,587 and overdistributed net
  investment income of $(14))                                     $    3,063,055    $      979,159
                                                                  ==============    ==============

CHANGES IN SHARES:
Class A:
  Subscriptions                                                            8,583            20,934
  Issued in connection with merger                                           129                --
  Issued for distributions reinvested                                        531             7,407
  Redemptions                                                            (21,047)          (36,726)
                                                                  --------------    --------------
      Net Decrease                                                       (11,804)           (8,385)
                                                                  --------------    --------------
Class B:
  Subscriptions                                                           13,409                --
  Issued in connection with merger                                       190,256                --
  Issued for distributions reinvested                                        480                --
  Redemptions                                                             (8,233)               --
                                                                  --------------    --------------
      Net Increase                                                       195,912                --
                                                                  --------------    --------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Columbia Real Estate Equity Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Columbia Real Estate Equity Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to provide growth of capital and current income. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Class B commenced operations on April 14, 2003. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Fleet Investment Advisors Inc., the investment advisor to the predecessor Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Fleet Investment Advisors Inc. with respect to the predecessor Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides administrative and pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 14, 2003, the Crabbe Huson Real Estate Investment Fund, Variable Series merged into the Galaxy VIP Columbia Real Estate Equity Fund II, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust (the "predecessor trust"). Also on April 14, 2003, Galaxy VIP Columbia Real Estate Equity Fund II, created a Class B into which Crabbe Huson Real Estate Investment Fund, Variable Series Class B shares were reorganized. The Galaxy VIP Columbia Real Estate Equity Fund II received a tax-free transfer of assets from the Crabbe Huson Real Estate Investment Fund, Variable Series as follows:

              SHARES            NET ASSETS             UNREALIZED
              ISSUED             RECEIVED            APPRECIATION(1)
              ------            ----------           ---------------
              190,385           $   1,869,581         $    243,393

  NET ASSETS OF
    GALAXY VIP              NET ASSETS OF          NET ASSETS OF GALAXY
  COLUMBIA REAL             CRABBE HUSON               VIP COLUMBIA
  ESTATE EQUITY        REAL ESTATE INVESTMENT       REAL ESTATE EQUITY
 FUND II PRIOR TO       FUND, VARIABLE SERIES      FUND II IMMEDIATELY
    COMBINATION         PRIOR TO COMBINATION        AFTER COMBINATION
   -------------       ----------------------      -------------------
   $     998,543          $     1,869,581             $  2,868,124

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.

Also on April 14, 2003, subsequent to the merger described above, the Galaxy VIP Columbia Real Estate Equity Fund II was reorganized as the Columbia Real Estate Equity Fund, Variable Series.

The accompanying statement of operations, statement of changes in net assets and financial highlights for the Fund represents the historical operations of the Galaxy VIP Columbia Real Estate Equity Fund II for periods prior to April 14, 2003.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATION FEES--Columbia receives a monthly management fee equal to 0.75% annually of the Fund's average daily net assets.

Columbia provides, pursuant to an Administrative Agreement with the Fund, certain administrative services for a monthly fee equal to 0.085% annually of the Fund's average daily net assets. Prior to April 14, 2003, the administration fee was computed daily and paid monthly at the annual rate of 0.085% of the first $1 billion of the combined average daily net assets of the funds in the predecessor trust, 0.078% of the next $1.5 billion of combined average daily net assets and 0.073% of combined average daily net assets in excess of $2.5 billion.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee based on the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                     FEE
Under $50 million                                        $   25,000
Of $50 million but less than $200 million                    35,000
Of $200 million but less than $500 million                   50,000
Of $500 million but less than $1 billion                     85,000
In excess of $1 billion                                     125,000

The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above.

The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee based on a per account charge or minimum of $5,000 annually per Fund.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 14, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.90% annually of the Fund's average daily net assets. This waiver agreement will continue until April 14, 2004, after which it may be modified or terminated at any time.

Prior to April 14, 2003, Fleet Investment Advisors, Inc. and/or its affiliates and/or PFPC Inc., the former fund administrator, could voluntarily waive all or a portion of the fees payable to them by the predecessor fund.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $12 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $6,663,720 and $5,142,479, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for both financial statement and federal income tax purposes, was:

     Gross unrealized appreciation                      $   277,712
     Gross unrealized depreciation                          (22,874)
                                                        -----------
       Net unrealized appreciation                      $   254,838
                                                        ===========

   OTHER--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Columbia Real Estate Equity Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout the period is as follows:

                                                                   (UNAUDITED)
                                                                      PERIOD
                                                                      ENDED
                                                                     JUNE 30,
                                                                     2003 (a)
                                                                  --------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $         9.82
                                                                  --------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                                   0.03
Net realized and unrealized gain on
  investments                                                               0.90
                                                                  --------------
    Total from Investment Operations                                        0.93
                                                                  --------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                 (0.03)
                                                                  --------------
    Total Distributions Declared
      to Shareholders                                                      (0.03)
                                                                  --------------
NET ASSET VALUE, END OF PERIOD                                    $        10.72
                                                                  ==============
Total return (c)(d)(e)                                                      9.43%(f)
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Expenses (g)                                                                2.64%(h)
Net investment income (g)                                                   1.36%(h)
Waiver/reimbursement                                                        0.90%(h)
Portfolio turnover rate                                                      294%(f)
Net assets, end of period (000's)                                 $        2,100

(a) For the period from commencement of operations April 14, 2003 to June 30, 2003.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

SHAREHOLDER MEETING RESULTS
Columbia Real Estate Equity Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Crabbe Huson Real Estate Investment Fund, Variable Series had 428,385.881 common shares outstanding and the Galaxy VIP Columbia Real Estate Equity Fund II had 96,432.390 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
            CRABBE HUSON REAL ESTATE INVESTMENT FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Crabbe Huson Real Estate Investment Fund, Variable Series to, and the assumption of all of the liabilities of the Crabbe Huson Real Estate Investment Fund, Variable Series by, the Columbia Real Estate Equity Fund, Variable Series, in exchange for shares of the Columbia Real Estate Equity Fund, Variable Series, and the distribution of such shares to the shareholders of the Crabbe Huson Real Estate Investment Fund, Variable Series in complete liquidation of the Crabbe Huson Real Estate Investment Fund, Variable Series.

                                                     % OF              % OF
                                     NO. OF       OUTSTANDING         SHARES
                                     SHARES          SHARES           VOTED
                                 -------------   -------------    -------------
   Affirmative                     395,954.809        92.429%          92.429%
   Against                             881.446          .206%            .206%
   Abstain                          31,549.626         7.365%           7.365%

   TOTAL                           428,385.881       100.000%         100.000%

   ** FUND TOTALS:                  SHARES
   RECORD TOTAL                428,385.881
   VOTED SHARES                428,385.881
   PERCENT VOTED                   100.000%

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                 GALAXY VIP COLUMBIA REAL ESTATE EQUITY FUND II
                                FEBRUARY 19, 2003

2. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Columbia Real Estate Equity Fund II to, and the assumption of all of the liabilities of the Galaxy VIP Columbia Real Estate Equity Fund II by, the Columbia Real Estate Equity Fund, Variable Series, in exchange for shares of the Columbia Real Estate Equity Fund, Variable Series and the distribution of such shares to the shareholders of the Galaxy VIP Columbia Real Estate Equity Fund II in complete liquidation of the Galaxy VIP Columbia Real Estate Equity Fund II; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                     % OF              % OF
                                     NO. OF       OUTSTANDING         SHARES
                                     SHARES          SHARES           VOTED
                                 -------------   -------------    -------------
   Affirmative                      89,998.688        93.328%          93.328%
   Against                                .000          .000%            .000%
   Abstain                           6,433.702         6.672%           6.672%

   TOTAL                            96,432.390       100.000%         100.000%

   ** FUND TOTALS:                 SHARES
   RECORD TOTAL                96,432.390
   VOTED SHARES                96,432.390
   PERCENT VOTED                  100.000%

CHANGE IN INDEPENDENT AUDITOR
Columbia Real Estate Equity Fund, Variable Series

Based on the recommendation of the Audit Committee of the Fund on May 6, 2003, the Board of Trustees determined not to retain Ernst & Young LLP ("E&Y") as the Fund's independent auditor and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2003. During the two most recent fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through May 6, 2003, there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such years.

PORTFOLIO MANAGERS' DISCUSSION
Liberty All-Star Equity Fund, Variable Series / June 30, 2003

   Liberty All-Star Equity Fund, Variable Series seeks total investment return, which is composed of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.

   The fund's investment program is based upon Liberty Asset Management Company's (LAMCO) multi-manager concept. LAMCO allocates the fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations ("Portfolio Managers") -- currently five in number. Each Portfolio Manager employs a different investment style. LAMCO, from time to time, rebalances the portfolio among the Portfolio Managers to maintain an approximately equal allocation of the portfolio among them throughout all market cycles.

   The fund's current Portfolio Managers are:
   - Boston Partners Asset Management, L.P.; INVESTMENT STYLE-VALUE
   - Oppenheimer Capital; INVESTMENT STYLE-VALUE
   - Schneider Capital Management; INVESTMENT STYLE-VALUE
   - Mastrapasqua Asset Management, Inc.; INVESTMENT STYLE-GROWTH
   - TCW Investment Management Company; INVESTMENT STYLE-GROWTH

INVESTMENT APPROACH
Instead of relying on a single investment manager, LAMCO employs a multi-management approach for the fund.

   Because investment styles go in and out of favor, a style that produces strong returns one year may produce disappointing results the next. By contrast, a multi-management approach combines managers who practice different but complementary investment styles in an attempt to reduce volatility while providing attractive returns.

   Liberty All-Star Equity Fund, Variable Series is structured as a core investment, combining both growth and value style managers within the fund. Using our expertise, experience and state-of-the-art tools, we select managers for the fund and evaluate them on an ongoing basis. The investment managers LAMCO selects for the fund are distinguished by the following characteristics:

-  a consistent focus on a particular style of investing
-  a disciplined investment decision-making process
-  a record of success relative to their peers who practice the same strategy
- continuity among the investment professionals, so that those who have built the record remain the managers
-  a well-managed, highly responsive organization

   LAMCO performs all the due diligence, research, selection and monitoring that would be expected of a professional investment management firm. LAMCO adds value by selecting best of breed managers and replacing them when necessary.

STRONG PERFORMANCE AFTER A WEAK START
The equity markets entered the new year facing strong headwinds. Stock prices fell during the first quarter of 2003 as a result of geopolitical concerns. After the major campaigns of the war ended, investors turned their attention back to the economy and corporate profits. They responded favorably to accommodative monetary and fiscal policies, both in the United States and abroad. As a result, stock prices rose strongly in the second quarter, pushing most widely-followed equity indices ahead by double digits for the first half of the year.

   The fund participated in the strong advance of stock prices, outpacing the S&P 500 Index by a significant margin. While increasing our emphasis on technology last year hurt the fund's results during the last half of 2002, that strategy enhanced results in the first half of 2003. Selected technology stocks turned around in response to increased investor optimism.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue to commence.

The fund is intended to be a long-term investment vehicle and is not designed to provide a means of speculating on short-term stock market movements. The fund has adopted certain investment policies in managing its portfolio that are designed to maintain the diversity of the fund's investment portfolio and reduce risk. The fund may not always achieve its investment objective. The fund's investment objective and non-fundamental investment policies may be changed without shareholder approval.

PERFORMANCE INFORMATION
Liberty All-Star Equity Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                                   (CUMULATIVE)
                                      6-MONTH      1-YEAR     5-YEAR      LIFE
--------------------------------------------------------------------------------
Class B(1) (6/1/00)                    16.58        3.64      -1.97       0.66
Russell 3000 Index(2)                  12.71        0.77      -1.13       1.87
S&P 500 Index(2)                       11.75        0.25      -1.61       1.79

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 11/17/97(3) - 6/30/03

             CLASS B SHARES  RUSSELL 3000 INDEX   S&P 500 INDEX
    Nov-97     $     10,000
11/30/1997     $     10,000        $     10,000    $     10,000
12/31/1997     $     10,080        $     10,200    $     10,172
 1/31/1998     $     10,030        $     10,253    $     10,284
 2/28/1998     $     10,900        $     10,986    $     11,025
 3/31/1998     $     11,421        $     11,531    $     11,590
 4/30/1998     $     11,522        $     11,644    $     11,708
 5/31/1998     $     11,212        $     11,356    $     11,507
 6/30/1998     $     11,462        $     11,740    $     11,974
 7/31/1998     $     11,221        $     11,527    $     11,847
 8/31/1998     $      9,469        $      9,761    $     10,135
 9/30/1998     $     10,080        $     10,426    $     10,785
10/31/1998     $     10,821        $     11,218    $     11,660
11/30/1998     $     11,351        $     11,904    $     12,367
12/31/1998     $     11,962        $     12,661    $     13,079
 1/31/1999     $     11,982        $     13,092    $     13,626
 2/28/1999     $     11,561        $     12,628    $     13,202
 3/31/1999     $     11,963        $     13,092    $     13,730
 4/30/1999     $     12,677        $     13,682    $     14,262
 5/31/1999     $     12,496        $     13,422    $     13,925
 6/30/1999     $     12,988        $     14,100    $     14,695
 7/31/1999     $     12,456        $     13,673    $     14,238
 8/31/1999     $     12,073        $     13,517    $     14,167
 9/30/1999     $     11,782        $     13,171    $     13,779
10/31/1999     $     12,275        $     13,997    $     14,651
11/30/1999     $     12,395        $     14,389    $     14,949
12/31/1999     $     12,976        $     15,307    $     15,828
 1/31/2000     $     12,550        $     14,707    $     15,033
 2/29/2000     $     12,404        $     14,844    $     14,749
 3/31/2000     $     13,653        $     16,006    $     16,191
 4/30/2000     $     13,466        $     15,442    $     15,704
 5/31/2000     $     13,497        $     15,009    $     15,382
 6/30/2000     $     13,559        $     15,453    $     15,760
 7/31/2000     $     13,434        $     15,179    $     15,515
 8/31/2000     $     14,371        $     16,306    $     16,478
 9/30/2000     $     14,063        $     15,567    $     15,608
10/31/2000     $     14,273        $     15,346    $     15,542
11/30/2000     $     13,158        $     13,931    $     14,318
12/31/2000     $     13,787        $     14,165    $     14,388
 1/31/2001     $     13,998        $     14,649    $     14,899
 2/28/2001     $     12,865        $     13,310    $     13,541
 3/31/2001     $     12,011        $     12,443    $     12,684
 4/30/2001     $     12,977        $     13,441    $     13,668
 5/31/2001     $     13,065        $     13,548    $     13,760
 6/30/2001     $     12,821        $     13,299    $     13,426
 7/31/2001     $     12,521        $     13,079    $     13,294
 8/31/2001     $     11,743        $     12,308    $     12,463
 9/30/2001     $     10,414        $     11,222    $     11,457
10/31/2001     $     10,858        $     11,484    $     11,676
11/30/2001     $     11,871        $     12,368    $     12,572
12/31/2001     $     12,018        $     12,542    $     12,682
 1/31/2002     $     11,789        $     12,385    $     12,497
 2/28/2002     $     11,356        $     12,133    $     12,256
 3/31/2002     $     11,995        $     12,664    $     12,717
 4/30/2002     $     11,345        $     11,999    $     11,946
 5/31/2002     $     11,083        $     11,860    $     11,859
 6/30/2002     $     10,010        $     11,006    $     11,015
 7/31/2002     $      9,074        $     10,131    $     10,157
 8/31/2002     $      9,086        $     10,179    $     10,223
 9/30/2002     $      8,035        $      9,109    $      9,112
10/31/2002     $      8,777        $      9,834    $      9,913
11/30/2002     $      9,621        $     10,429    $     10,496
12/31/2002     $      8,898        $      9,840    $      9,880
 1/31/2003     $      8,681        $      9,599    $      9,622
 2/28/2003     $      8,601        $      9,440    $      9,478
 3/31/2003     $      8,739        $      9,540    $      9,570
 4/30/2003     $      9,482        $     10,319    $     10,358
 5/31/2003     $     10,340        $     10,942    $     10,902
  E6/30/03     $     10,376        $     11,090    $     11,042

NET ASSET VALUE PER SHARE ($)                                12/31/02    6/30/03
--------------------------------------------------------------------------------
Class B                                                        7.78       9.07

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The Russell 3000 Index is an unmanaged index that tracks the performance of the 3000 largest US companies based on total market capitalization. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

(2)  Index performance is from November 30, 1997.

(3)  Inception date of class A shares (older existing share class).

INVESTMENT PORTFOLIO
Liberty All-Star Equity Fund, Variable Series / June 30, 2003 (Unaudited)

                                                     SHARES           VALUE
                                                 --------------   --------------
COMMON STOCKS--97.5%
CONSUMER DISCRETIONARY--15.2%
AUTO COMPONENTS--0.3%
Visteon Corp.                                            16,250   $      111,638
                                                                  --------------
AUTOMOBILES--0.2%
Harley-Davidson, Inc.                                     1,650           65,769
                                                                  --------------
HOTELS RESTAURANTS & LEISURE--2.4%
Brinker International, Inc. (a)                           2,600           93,652
Carnival Corp.                                            6,000          195,060
Harrah's Entertainment, Inc. (a)                          4,100          164,984
Mandalay Resort Group                                     4,100          130,585
McDonald's Corp.                                         14,000          308,840
                                                                  --------------
                                                                         893,121
                                                                  --------------
HOUSEHOLD DURABLES--0.4%
Clayton Homes, Inc.                                      10,950          137,422
                                                                  --------------
INTERNET & CATALOG RETAIL--2.4%
Amazon.com, Inc. (a)                                     13,600          496,264
eBay, Inc. (a)                                            3,600          375,048
                                                                  --------------
                                                                         871,312
                                                                  --------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Brunswick Corp.                                           2,950           73,809
Eastman Kodak Co.                                         5,000          136,750
Mattel, Inc.                                              4,000           75,680
                                                                  --------------
                                                                         286,239
                                                                  --------------
MEDIA--4.7%
AOL Time Warner, Inc. (a)                                10,000          160,900
Clear Channel Communications, Inc. (a)                    6,000          254,340
Comcast Corp. (a)                                         2,500           72,075
Walt Disney Co.                                           3,200           63,200
Fox Entertainment Group, Inc. (a)                         5,000          143,900
InterActiveCorp. (a)                                      2,000           79,140
Liberty Media Corp. (a)                                  30,761          355,597
Pixar, Inc. (a)                                           4,100          249,444
Scripps Co. (E.W.)                                        1,600          141,952
Viacom, Inc. (a)                                          4,750          207,385
                                                                  --------------
                                                                       1,727,933
                                                                  --------------
MULTI-LINE RETAIL--2.5%
Dollar General Corp.                                     10,000          182,600
JC Penney Co., Inc.                                      15,300          257,805
May Department Stores Co.                                 4,000           89,040
Target Corp.                                              4,800          181,632
Wal-Mart Stores, Inc.                                     3,750          201,262
                                                                  --------------
                                                                         912,339
                                                                  --------------
SPECIALTY RETAIL--0.7%
Gap, Inc.                                                 3,500           65,660
Home Depot, Inc.                                          5,000          165,600
Toys R US, Inc. (a)                                       2,400           29,088
                                                                  --------------
                                                                         260,348
                                                                  --------------
TEXTILES & APPAREL--0.8%
Liz Claiborne, Inc.                                       8,500          299,625
                                                                  --------------
CONSUMER STAPLES--6.9%
BEVERAGES--0.5%
PepsiCo, Inc.                                             4,500   $      200,250
                                                                  --------------
FOOD & DRUG RETAILING--2.1%
CVS Corp.                                                14,100          395,223
Kroger Co. (a)                                           15,000          250,200
Walgreen Co.                                              4,500          135,450
                                                                  --------------
                                                                         780,873
                                                                  --------------
FOOD PRODUCTS--1.9%
Smithfield Foods, Inc. (a)                                3,350           76,782
Archer-Daniels-Midland Co.                                9,250          119,048
Kraft Foods, Inc.                                         3,600          117,180
Tate & Lyle Plc                                          14,150          319,888
Tyson Foods, Inc.                                         4,950           52,569
                                                                  --------------
                                                                         685,467
                                                                  --------------
HOUSEHOLD PRODUCTS--0.8%
Procter & Gamble Co.                                      3,400          303,212
                                                                  --------------
PERSONAL PRODUCTS--0.8%
Avon Products, Inc.                                       2,000          124,400
Gillette Co.                                              5,000          159,300
                                                                  --------------
                                                                         283,700
                                                                  --------------
TOBACCO--0.8%
UST, Inc.                                                 8,000          280,240
                                                                  --------------

ENERGY--4.8%
ENERGY EQUIPMENT & SERVICES--1.2%
Nabors Industries, Ltd. (a)                               1,950           77,122
Patterson-UTI Energy, Inc. (a)                            2,450           79,380
Transocean, Inc. (a)                                     12,900          283,413
                                                                  --------------
                                                                         439,915
                                                                  --------------
OIL & GAS--3.6%
Burlington Resources, Inc.                                  350           18,924
Canadian Natural Resources, Ltd.                          4,100          163,631
ChevronTexaco Corp.                                       8,100          584,820
EL Paso Corp. (a)                                         6,000           48,480
Kerr-McGee Corp.                                          8,400          376,320
Premcor, Inc. (a)                                         5,400          116,370
                                                                  --------------
                                                                       1,308,545
                                                                  --------------

FINANCIALS--20.5%
BANKS--2.6%
FleetBoston Financial Corp. (b)                          12,000          356,520
National City Corp.                                       3,900          127,569
Wachovia Corp.                                            3,200          127,872
Wells Fargo & Co.                                         7,000          352,800
                                                                  --------------
                                                                         964,761
                                                                  --------------
DIVERSIFIED FINANCIALS--9.4%
CIT Group, Inc., New                                     13,950          343,868
Charles Schwab Corp.                                     17,450          176,070
Citigroup, Inc.                                          15,000          642,000

                       See Notes to Investment Portfolio.

                                                     SHARES           VALUE
                                                 --------------   --------------
Countrywide Financial Corp.                               8,450   $      587,866
Freddie Mac                                              17,850          906,244
Goldman Sachs Group, Inc.                                 1,700          142,375
iShares Russell 1000 Value Index Fund                     5,200          262,964
Merrill Lynch & Co., Inc.                                 5,500          256,740
Morgan Stanley                                            3,000          128,250
                                                                  --------------
                                                                       3,446,377
                                                                  --------------
INSURANCE--7.8%
ACE, Ltd.                                                 9,100          312,039
AFLAC, Inc.                                              12,850          395,138
Allstate Corp.                                            2,725           97,146
American International Group, Inc.                        6,181          341,068
AON Corp.                                                 5,700          137,256
Loews Corp.                                               1,400           66,206
PartnerRe, Ltd.                                           2,350          120,108
The Progressive Corp.                                    10,560          771,936
Travelers Property Casualty Corp.                         5,050           80,295
UnumProvident Corp.                                       7,000           93,870
XL Capital, Ltd.                                          5,000          415,000
                                                                  --------------
                                                                       2,830,062
                                                                  --------------
REAL ESTATE--0.7%
The St. Joe Co.                                           2,250           70,200
Starwood Hotels & Resorts Worldwide, Inc.                 6,450          184,406
                                                                  --------------
                                                                         254,606
                                                                  --------------

HEALTH CARE--12.1%
BIOTECHNOLOGY--6.4%
Amgen, Inc. (a)                                          10,100          671,044
Genentech, Inc. (a)                                      10,070          726,248
Genzyme Corp. (a)                                         6,000          250,800
IDEC Pharmaceuticals Corp. (a)                            3,900          132,600
Invitrogen Corp. (a)                                      4,100          157,317
MedImmune, Inc. (a)                                      11,200          407,344
                                                                  --------------
                                                                       2,345,353
                                                                  --------------
HEALTH CARE PROVIDERS & SERVICES--1.3%
Aetna, Inc.                                               2,400          144,480
AmerisourceBergen Corp.                                   2,000          138,700
Cigna Corp.                                               1,400           65,716
Quest Diagnostics, Inc. (a)                                 900           57,420
Tenet Healthcare Corp. (a)                                4,300           50,095
                                                                  --------------
                                                                         456,411
                                                                  --------------
PHARMACEUTICALS--4.4%
Biovail Corp. (a)                                         5,000          235,300
Bristol-Myers Squibb Co.                                  7,000          190,050
Eli Lilly & Co.                                           4,400          303,468
Pfizer, Inc.                                             10,620          362,673
Shire Pharmaceuticals Group PLC (a)                       7,900          155,630
Wyeth                                                     8,200          373,510
                                                                  --------------
                                                                       1,620,631
                                                                  --------------
INDUSTRIALS--7.0%
AEROSPACE & DEFENSE--1.1%
Boeing Co.                                                7,850   $      269,412
Lockheed Martin Corp.                                     2,400          114,168
                                                                  --------------
                                                                         383,580
                                                                  --------------
AIR FREIGHT & COURIERS--0.9%
Expeditors International Washington, Inc.                 4,500          155,880
FedEx Corp.                                                 700           43,421
Ryder System, Inc.                                        4,400          112,728
                                                                  --------------
                                                                         312,029
                                                                  --------------
AIRLINES--0.7%
Delta Air Lines, Inc.                                     1,450           21,286
Southwest Airlines Co.                                   13,850          238,220
                                                                  --------------
                                                                         259,506
                                                                  --------------
INDUSTRIAL CONGLOMERATES--2.5%
3M Co.                                                    2,000          257,960
General Electric Co.                                      5,800          166,344
Tyco International, Ltd.                                 26,400          501,072
                                                                  --------------
                                                                         925,376
                                                                  --------------
MACHINERY--0.7%
Navistar International Corp. (a)                          5,600          182,728
PACCAR, Inc.                                              1,250           84,450
                                                                  --------------
                                                                         267,178
                                                                  --------------
ROAD & RAIL--1.1%
CSX Corp.                                                 7,100          213,639
Swift Transportation Co., Inc. (a)                        9,900          184,338
                                                                  --------------
                                                                         397,977
                                                                  --------------

INFORMATION TECHNOLOGY--24.5%
COMMUNICATIONS EQUIPMENT--2.6%
3Com Corp. (a)                                           18,000           84,240
Cisco Systems, Inc. (a)                                  33,200          554,108
Nokia Oyj, ADR                                            9,600          157,728
QUALCOMM, Inc.                                            4,100          146,575
                                                                  --------------
                                                                         942,651
                                                                  --------------
COMPUTERS & PERIPHERALS--4.5%
Dell Computer Corp. (a)                                  16,400          524,144
EMC Corp. (a)                                            31,100          325,617
Hewlett-Packard Co.                                      12,800          272,640
Network Appliance, Inc. (a)                              24,350          394,714
Sun Microsystems, Inc. (a)                               29,200          134,320
                                                                  --------------
                                                                       1,651,435
                                                                  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.8%
Agilent Technologies, Inc. (a)                           21,200          414,460
Arrow Electronics, Inc. (a)                               1,350           20,574
Avnet, Inc. (a)                                          14,350          181,958
Jabil Circuit, Inc. (a)                                   3,000           66,300
Sanmina-SCI Corp. (a)                                    26,550          167,530
Waters Corp. (a)                                          6,000          174,780
                                                                  --------------
                                                                       1,025,602
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                     SHARES            VALUE
                                                 --------------   --------------
INTERNET SOFTWARE & SERVICES--1.0%
Yahoo, Inc. (a)                                          10,800   $      353,808
                                                                  --------------
INFORMATION TECHNOLOGY CONSULTING &
  SERVICES--0.8%
Computer Sciences Corp. (a)                               4,800          182,976
Electronic Data Systems Corp.                             5,550          119,048
                                                                  --------------
                                                                         302,024
                                                                  --------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. (a)                                          16,100          170,499
                                                                  --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--7.9%
Analog Devices, Inc. (a)                                  5,000          174,100
Applied Materials, Inc. (a)                              33,100          524,966
Intel Corp.                                              22,700          471,797
Maxim Integrated Products, Inc.                           9,800          335,062
Micron Technology, Inc. (a)                              30,500          354,715
Novellus Systems, Inc. (a)                                5,000          183,105
Teradyne, Inc. (a)                                       28,050          485,546
Texas Instruments, Inc.                                   8,700          153,120
Xilinx, Inc. (a)                                          8,500          215,135
                                                                  --------------
                                                                       2,897,546
                                                                  --------------
SOFTWARE--4.4%
Microsoft Corp.                                          34,725          889,307
Oracle Corp. (a)                                         23,300          280,066
Siebel Systems, Inc. (a)                                 26,260          250,520
Symantec Corp. (a)                                        1,000           43,860
VERITAS Software Corp. (a)                                5,600          160,552
                                                                  --------------
                                                                       1,624,305
                                                                  --------------

MATERIALS--2.6%
CHEMICALS--0.8%
Dow Chemical Co.                                          3,950          122,292
IMC Global, Inc.                                         20,400          136,884
Monsanto Co.                                                682           14,758
                                                                  --------------
                                                                         273,934
                                                                  --------------
CONTAINERS & PACKAGING--0.3%
Smurfit-Stone Container Corp. (a)                         8,000          104,240
                                                                  --------------
METALS & MINING--1.3%
Alcan, Inc.                                               4,850          151,757
CONSOL Energy, Inc.                                       3,550           80,727
Freeport-McMoRan Copper & Gold, Inc.                      6,000          147,000
United States Steel Corp.                                 5,950           97,402
                                                                  --------------
                                                                         476,886
                                                                  --------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc.                                             2,350           88,008
                                                                  --------------
TELECOMMUNICATION SERVICES--2.2%
DIVERSIFIED TELECOMMUNICATION--1.6%
Alltel Corp.                                              3,300   $      159,126
SBC Communications, Inc.                                  8,200          209,510
Verizon Communications, Inc.                              5,000          197,250
                                                                  --------------
                                                                         565,886
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
AT&T Wireless Services, Inc. (a)                         27,300          224,133
                                                                  --------------

UTILITIES--1.7%
ELECTRIC UTILITIES--1.7%
Edison International (a)                                  3,200           52,576
FirstEnergy Corp.                                         6,500          249,925
PG&E Corp. (a)                                           16,100          340,515
                                                                  --------------
                                                                         643,016
                                                                  --------------
TOTAL COMMON STOCKS
  (cost of $39,955,419)                                               35,655,768
                                                                  --------------

                                                      PAR
                                                 --------------
CONVERTIBLE BONDS--0.6%
INFORMATION TECHNOLOGY--0.2%
TELECOMMUNICATIONS EQUIPMENT--0.2%
Corning, Inc.,
  3.500%, 11/1/2008                              $       51,000           54,761
                                                                  --------------

MATERIALS--0.3%
METALS & MINING--0.3%
Freeport-McMoRan
  Copper & Gold, Inc.,
  8.250%, 01/31/2006                                     69,000          122,561
                                                                  --------------

UTILITIES--0.1%
GAS UTILITIES--0.0%
El Paso Corp.,
  02/28/2021 (c)                                         19,000            8,313
                                                                  --------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
Calpine Corp.,
  4.000%, 12/26/2006                                     34,000           30,600
                                                                  --------------
TOTAL CONVERTIBLE BONDS
  (cost of $180,135)                                                     216,235
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                     SHARES            VALUE
                                                 --------------   --------------
PREFERRED STOCK--0.3%
CONSUMER DISCRETIONARY--0.3%
MEDIA--0.3%
News Corp., Ltd. ADR
  (cost of $161,823)                                      5,000   $      125,250
                                                                  --------------

                                                      PAR
                                                 --------------
SHORT-TERM OBLIGATION--2.9%
Repurchase agreement with
  State Street Bank & Trust Co.,
  dated 06/30/03, due 07/01/03
  at 1.000%, collateralized by
  U.S. Treasury Bonds and
  Federal National Mortgage
  Association Note with
  various maturities to 02/15/29,
  market value $1,082,572
  (repurchase proceeds $1,059,029)
  (cost of $1,059,000)                           $    1,059,000        1,059,000
                                                                  --------------
TOTAL INVESTMENTS--101.3%
  (cost of $41,356,377) (d)                                           37,056,253
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET--(1.3)%                                 (493,390)
                                                                  --------------
NET ASSETS--100.0%                                                $   36,562,863
                                                                  ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Investments in Affiliates during the six months ended June 30, 2003:
     Security Name: Fleet Boston Financial Corp., the parent company of the Manager.

     Shares as of 12/31/02:                12,000
     Shares purchased:                          -
     Shares sold:                               -
     Shares as of 06/30/03:                12,000
     Net realized gain (loss):                  -
     Dividend income earned:           $    4,200
     Value at end of period:           $  356,520

(c)  Zero-coupon bond.
(d) Cost for both financial statement and federal income tax purposes is the same.

                ACRONYM                       NAME
                -------                       ----
                  ADR              American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty All-Star Equity Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                              $   41,356,377
                                                                  --------------
Investments, at value                                             $   37,056,253
Cash                                                                      20,906
Receivable for:
  Investments sold                                                        93,408
  Fund shares sold                                                            84
  Interest                                                                 2,738
  Dividends                                                               22,777
Deferred Trustees' compensation plan                                       3,690
                                                                  --------------
    TOTAL ASSETS                                                      37,199,856
                                                                  --------------

LIABILITIES:
Expense reimbursement due to Manager/Distributor                          37,789
Payable for:
  Investments purchased                                                  103,651
  Fund shares repurchased                                                433,111
  Management fee                                                          26,098
  Distribution fee--Class B                                                   16
  Transfer agent fee                                                         595
  Trustees' fee                                                              209
  Audit fee                                                               11,189
  Custody fee                                                             10,263
  Reports to Shareholders                                                 10,231
Deferred Trustees' fee                                                     3,690
Other liabilities                                                            151
                                                                  --------------
    TOTAL LIABILITIES                                                    636,993
                                                                  --------------
NET ASSETS                                                        $   36,562,863
                                                                  ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                   $   48,446,054
Undistributed net investment income                                       28,981
Accumulated net realized loss                                         (7,612,047)
Net unrealized depreciation on:
  Investments                                                         (4,300,124)
  Foreign currency translations                                               (1)
                                                                  --------------
NET ASSETS                                                        $   36,562,863
                                                                  ==============

CLASS A:
Net assets                                                        $   33,495,424
Shares outstanding                                                     3,692,955
                                                                  ==============
Net asset value per share                                         $         9.07
                                                                  ==============

CLASS B:
Net assets                                                        $    3,067,439
Shares outstanding                                                       338,057
                                                                  ==============
Net asset value per share                                         $         9.07
                                                                  ==============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty All-Star Equity Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                         $      194,808
Interest                                                                   7,751
                                                                  --------------
  Total Investment Income (net of foreign taxes withheld
    of $1,078)                                                           202,559
                                                                  --------------

EXPENSES:
Management fee                                                           135,783
Distribution fee--Class B                                                  3,622
Pricing and bookkeeping fees                                               5,697
Transfer agent fee                                                         3,720
Trustees' fee                                                              3,091
Custody fee                                                               22,852
Audit fee                                                                 10,114
Other expenses                                                             7,736
                                                                  --------------
  Total Expenses                                                         192,615
Fees and expenses waived or reimbursed by Manager                        (18,856)
Fees reimbursed by Distributor--Class B                                   (3,622)
Custody earnings credit                                                     (454)
                                                                  --------------
  Net Expenses                                                           169,683
                                                                  --------------
Net Investment Income                                                     32,876
                                                                  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
Net realized loss on:
  Investments                                                         (1,593,445)
  Foreign currency transactions                                               (1)
                                                                  --------------
    Net realized loss                                                 (1,593,446)
                                                                  --------------
Net change in unrealized appreciation/depreciation on:
  Investments                                                          6,866,393
  Foreign currency translations                                                4
                                                                  --------------
    Net change in unrealized appreciation/depreciation                 6,866,397
                                                                  --------------
Net Gain                                                               5,272,951
                                                                  --------------
Net Increase in Net Assets from Operations                        $    5,305,827
                                                                  ==============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty All-Star Equity Fund, Variable Series

                                                                    (UNAUDITED)
                                                                    SIX MONTHS
                                                                       ENDED          YEAR ENDED
                                                                      JUNE 30,       DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                     2003              2002
----------------------------------                                --------------    --------------
OPERATIONS:
Net investment income                                             $       32,876    $       63,580
Net realized loss on investments and foreign
  currency transactions                                               (1,593,446)       (4,338,083)
Net change in unrealized appreciation/depreciation on
  investments and foreign currency translations                        6,866,397        (9,538,018)
                                                                  --------------    --------------
      Net Increase (Decrease) from Operations                          5,305,827       (13,812,521)
                                                                  --------------    --------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                   --           (65,711)
    Class B                                                                   --            (6,028)
                                                                  --------------    --------------
Total Distributions Declared to Shareholders                                  --           (71,739)
                                                                  --------------    --------------

SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                          396,787         1,891,429
  Distributions reinvested                                                    --            65,711
  Redemptions                                                         (3,090,871)      (10,155,230)
                                                                  --------------    --------------
      Net Decrease                                                    (2,694,084)       (8,198,090)
                                                                  --------------    --------------
Class B:
  Subscriptions                                                          124,632           665,510
  Distributions reinvested                                                    --             6,028
  Redemptions                                                           (423,345)         (965,793)
                                                                  --------------    --------------
      Net Decrease                                                      (298,713)         (294,255)
                                                                  --------------    --------------
Net Decrease from Share Transactions                                  (2,992,797)       (8,492,345)
                                                                  --------------    --------------
Total Increase (Decrease) in Net Assets                                2,313,030       (22,376,605)
NET ASSETS:
Beginning of period                                                   34,249,833        56,626,438
                                                                  --------------    --------------
End of period (including undistributed net
  investment income of $28,981 and
  overdistributed net investment income of $(3,895))              $   36,562,863    $   34,249,833
                                                                  ==============    ==============

CHANGES IN SHARES:
Class A:
  Subscriptions                                                           45,619           233,321
  Issued for distributions reinvested                                         --             8,478
  Redemptions                                                           (383,532)       (1,168,100)
                                                                  --------------    --------------
      Net Decrease                                                      (337,913)         (926,301)
                                                                  --------------    --------------
Class B:
  Subscriptions                                                           15,288            70,849
  Issued for distributions reinvested                                         --               777
  Redemptions                                                            (51,495)         (113,272)
                                                                  --------------    --------------
      Net Decrease                                                       (36,207)          (41,646)
                                                                  --------------    --------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty All-Star Equity Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty All-Star Equity Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek total investment return, comprised of long-term capital appreciation and current income, through investments primarily in a diversified portfolio of equity securities. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                 CAPITAL LOSS
    EXPIRATION                CARRYFORWARD
    ----------                ------------
       2009                   $    524,787
       2010                      3,157,493
                              ------------
                              $  3,682,280
                              ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT AND SUB-ADVISORY FEES--Columbia receives a monthly management fee equal to 0.80% annually of the Fund's average daily net assets. Columbia, out of the management fee it receives, pays Liberty Asset Management Company a monthly sub-advisory fee equal to 0.60% annually of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Manager, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia and LFD have voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund, in excess of 1.00% annually of the Fund's average daily net assets. LFD will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.00% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed to reach the expense limit, Columbia will then waive a portion of its management fee to reach the expense limit. This arrangement may be terminated or modified by the Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $454 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $8,753,910 and $11,763,572, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation   $   4,155,083
     Gross unrealized depreciation      (8,455,207)
                                     -------------
       Net unrealized depreciation   $  (4,300,124)
                                     =============

FINANCIAL HIGHLIGHTS
Liberty All-Star Equity Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                     (UNAUDITED)
                                                      SIX MONTHS                                           PERIOD
                                                        ENDED               YEAR ENDED DECEMBER 31,         ENDED
                                                       JUNE 30,            -------------------------     DECEMBER 31,
                                                         2003                 2002           2001          2000 (a)
                                                     -----------           ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $      7.78           $    10.53     $    12.42     $      12.97
                                                     -----------           ----------     ----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                   0.01                 0.01           0.03             0.05
Net realized and unrealized gain (loss)
  on investments and foreign currency                       1.28                (2.74)         (1.66)            0.24
                                                     -----------           ----------     ----------     ------------
    Total from Investment Operations                        1.29                (2.73)         (1.63)            0.29
                                                     -----------           ----------     ----------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                    --                (0.02)         (0.03)           (0.05)
From net realized gains                                       --                   --          (0.23)           (0.79)
                                                     -----------           ----------     ----------     ------------
    Total Distributions Declared
      to Shareholders                                         --                (0.02)         (0.26)           (0.84)
                                                     -----------           ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                       $      9.07           $     7.78     $    10.53     $      12.42
                                                     ===========           ==========     ==========     ============
Total return (c)(d)(e)                                     16.58%(f)           (25.96)%       (12.82)%           2.17%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                                1.00%(h)             1.00%          1.00%            1.00%(h)
Net investment income(g)                                    0.19%(h)             0.14%          0.26%            0.63%(h)
Waiver/reimbursement                                        0.36%(h)             0.29%          0.25%            0.45%(h)
Portfolio turnover rate                                       26%(f)               84%            62%              97%
Net assets, end of period (000's)                    $     3,067           $    2,911     $    4,382     $      2,727

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Manager and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Liberty Equity Fund, Variable Series / June 30, 2003

  Liberty Equity Fund, Variable Series seeks long-term growth by investing in companies that the fund's investment advisor believes have above-average earnings potential.

  Robert Armknecht, CFA has managed Liberty Equity Fund, Variable Series and its predecessors since 1998. Mr. Armknecht has managed equity portfolios for Columbia Management Advisors, Inc. and its predecessors since 1988.

  The fund is the successor to the Galaxy VIP Equity Fund. On April 14, 2003, Galaxy VIP Growth and Income Fund merged into Galaxy VIP Equity Fund. The new fund was renamed Liberty Equity Fund, Variable Series.

LARGE-CAP GROWTH STOCKS ADVANCE STRONGLY
After falling sharply in the first quarter of 2003, US stocks rallied strongly enough in the second quarter to produce sizable gains for the six months ended June 30, 2003. In addition to reduced tensions in Iraq during the latter half of the period, stocks benefited from yet another cut in a key short-term interest rate and from news that a scheduled reduction in federal income tax rates would be accelerated into 2003. Both fostered expectations for faster economic growth and improvements in corporate earnings. Stocks of large growth companies participated fully in the market's advance, and the fund's returns were in line with those of its market benchmarks.

POSITIVE CONTRIBUTIONS FROM INDUSTRIAL, HEALTH CARE AND FINANCIAL STOCKS
The fund benefited from above-average performances by its holdings in the industrial, health care and financial sectors. Among industrial stocks, where the fund had a slight overweight position, Raytheon, Cendant and United Technologies Corporation (0.7%, 1.6% and 2.0% of net assets, respectively) generated superior performance. In the health care sector, a significant overweight position for the fund, investments in Boston Scientific Corporation, Biovail Corp., Abbott Laboratories and Teva Pharmaceutical Industries Ltd. all did well (1.7%, 1.1%, 1.3% and 1.5% of net assets, respectively). Financial stocks such as Bank of America Corporation, Bank of New York Company, Inc., J.P. Morgan Chase & Co. and Citigroup Inc. (2.3%, 1.2%, 1.7% and 2.8% of net assets, respectively) also contributed positively to fund returns.

   In the technology sector, which led the market's advance, stock selection dampened fund returns. We were disappointed by the performance of Microsoft Corp. (4.0% of net assets), which suffered from concerns about the company's near-term business prospects. Stock selection also detracted from returns in the energy sector, where the fund was overweight, as well as in the consumer staples and defense areas.

TRADES IN TECHNOLOGY AND HEALTH CARE SECTORS
During the reporting period, we added Lexmark International, Inc. (1.0% of net assets), a manufacturer of computer printers. In addition to continued gains in market share, we believe the company should benefit from a new partnership with Dell Computer Corporation (0.9% of net assets), which we also added to the portfolio. Within the technology sector, we eliminated our investment in Texas Instruments Incorporated and used the proceeds to invest in companies that we believe demonstrate better earnings potential, such as Oracle Corporation, VERITAS Software Corporation and SAP AG (0.5%, 0.5% and 0.5% of net assets, respectively).

   In health care, we initiated a position in Amgen Inc., a biotech firm with above-average returns for the period, and in Biovail Corporation, a pharmaceutical company (0.7% and 1.1% of net assets, respectively). We paid for these purchases by selling Forest Laboratories, Inc. and Wyeth and reducing the fund's position in Pfizer, Inc. (3.9% of net assets). In the communications sector, we eliminated our position in The Walt Disney Company.

FURTHER ADVANCE REQUIRES BETTER EARNINGS
Given the strength of the market's recent advance, further improvements in stock prices are likely to depend on actual earnings improvement rather than the anticipation of better earnings. If economic conditions continue to strengthen, as we expect, earnings should strengthen as well. In an improving economy, we believe that larger growth companies should participate fully in an earnings revival.

   The fund maintains overweight positions in the health care and energy sectors. We believe health care stocks should benefit from new product development, particularly in generic drugs. Energy stocks should continue to benefit from the need for further exploration to develop new natural gas supplies. We expect to keep underweight positions in basic materials and utility firms, believing that these sectors have below-average growth potential.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business development.

The fund's approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty Equity Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                       (CUMULATIVE)
                          6-MONTH      1-YEAR     5-YEAR     10-YEAR
--------------------------------------------------------------------
Class B(1) (4/14/03)       11.91       -2.10      -1.67        8.08
S&P 500 Index              11.75        0.25      -1.61       10.04

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 6/30/93(2) - 6/30/03

             CLASS B SHARES   S&P 500 INDEX
 6/30/1993     $     10,000    $     10,000
 7/31/1993     $      9,970    $      9,960
 8/31/1993     $     10,253    $     10,337
 9/30/1993     $     10,184    $     10,258
10/31/1993     $     10,337    $     10,470
11/30/1993     $     10,348    $     10,371
12/31/1993     $     10,461    $     10,496
 1/31/1994     $     10,768    $     10,853
 2/28/1994     $     10,604    $     10,559
 3/31/1994     $     10,298    $     10,100
 4/30/1994     $     10,380    $     10,229
 5/31/1994     $     10,595    $     10,396
 6/30/1994     $     10,391    $     10,141
 7/31/1994     $     10,607    $     10,474
 8/31/1994     $     10,978    $     10,902
 9/30/1994     $     10,765    $     10,636
10/31/1994     $     11,014    $     10,874
11/30/1994     $     10,745    $     10,478
12/31/1994     $     10,825    $     10,633
 1/31/1995     $     11,076    $     10,909
 2/28/1995     $     11,409    $     11,333
 3/31/1995     $     11,728    $     11,668
 4/30/1995     $     11,990    $     12,011
 5/31/1995     $     12,345    $     12,490
 6/30/1995     $     12,574    $     12,780
 7/31/1995     $     12,930    $     13,203
 8/31/1995     $     12,784    $     13,236
 9/30/1995     $     13,035    $     13,794
10/31/1995     $     13,119    $     13,744
11/30/1995     $     13,635    $     14,346
12/31/1995     $     13,724    $     14,623
 1/31/1996     $     14,093    $     15,121
 2/29/1996     $     14,124    $     15,261
 3/31/1996     $     14,385    $     15,408
 4/30/1996     $     14,555    $     15,634
 5/31/1996     $     14,926    $     16,036
 6/30/1996     $     14,899    $     16,097
 7/31/1996     $     14,464    $     15,385
 8/31/1996     $     14,794    $     15,710
 9/30/1996     $     15,463    $     16,593
10/31/1996     $     15,739    $     17,051
11/30/1996     $     16,838    $     18,338
12/31/1996     $     16,671    $     17,975
 1/31/1997     $     17,526    $     19,097
 2/28/1997     $     17,430    $     19,248
 3/31/1997     $     17,097    $     18,459
 4/30/1997     $     18,287    $     19,559
 5/31/1997     $     19,028    $     20,754
 6/30/1997     $     19,639    $     21,677
 7/31/1997     $     21,111    $     23,401
 8/31/1997     $     20,250    $     22,090
 9/30/1997     $     21,011    $     23,299
10/31/1997     $     20,429    $     22,520
11/30/1997     $     21,012    $     23,563
12/31/1997     $     21,295    $     23,968
 1/31/1998     $     21,436    $     24,232
 2/28/1998     $     22,668    $     25,979
 3/31/1998     $     23,466    $     27,309
 4/30/1998     $     23,694    $     27,588
 5/31/1998     $     23,140    $     27,113
 6/30/1998     $     23,676    $     28,214
 7/31/1998     $     23,317    $     27,915
 8/31/1998     $     19,420    $     23,881
 9/30/1998     $     20,925    $     25,412
10/31/1998     $     23,028    $     27,476
11/30/1998     $     24,281    $     29,141
12/31/1998     $     26,299    $     30,819
 1/31/1999     $     27,519    $     32,107
 2/28/1999     $     26,300    $     31,109
 3/31/1999     $     27,715    $     32,353
 4/30/1999     $     28,305    $     33,605
 5/31/1999     $     27,538    $     32,812
 6/30/1999     $     29,763    $     34,627
 7/31/1999     $     28,793    $     33,550
 8/31/1999     $     28,502    $     33,382
 9/30/1999     $     28,226    $     32,467
10/31/1999     $     29,725    $     34,522
11/30/1999     $     31,015    $     35,223
12/31/1999     $     33,452    $     37,294
 1/31/2000     $     32,128    $     35,422
 2/29/2000     $     33,063    $     34,753
 3/31/2000     $     36,405    $     38,152
 4/30/2000     $     35,728    $     37,003
 5/31/2000     $     34,281    $     36,245
 6/30/2000     $     35,382    $     37,136
 7/31/2000     $     34,872    $     36,557
 8/31/2000     $     37,533    $     38,827
 9/30/2000     $     35,780    $     36,777
10/31/2000     $     35,197    $     36,623
11/30/2000     $     31,733    $     33,737
12/31/2000     $     32,844    $     33,902
 1/31/2001     $     33,655    $     35,106
 2/28/2001     $     30,159    $     31,907
 3/31/2001     $     27,589    $     29,888
 4/30/2001     $     29,678    $     32,207
 5/31/2001     $     29,977    $     32,423
 6/30/2001     $     28,556    $     31,635
 7/31/2001     $     28,154    $     31,325
 8/31/2001     $     26,341    $     29,367
 9/30/2001     $     23,791    $     26,997
10/31/2001     $     24,614    $     27,513
11/30/2001     $     26,477    $     29,623
12/31/2001     $     26,880    $     29,884
 1/31/2002     $     25,840    $     29,447
 2/28/2002     $     25,033    $     28,879
 3/31/2002     $     26,763    $     29,965
 4/30/2002     $     25,085    $     28,149
 5/31/2002     $     24,481    $     27,944
 6/30/2002     $     22,233    $     25,954
 7/31/2002     $     20,455    $     23,932
 8/31/2002     $     20,590    $     24,088
 9/30/2002     $     18,191    $     21,472
10/31/2002     $     19,803    $     23,359
11/30/2002     $     20,995    $     24,733
12/31/2002     $     19,454    $     23,281
 1/31/2003     $     18,915    $     22,673
 2/28/2003     $     18,746    $     22,333
 3/31/2003     $     18,973    $     22,550
 4/30/2003     $     20,472    $     24,406
 5/31/2003     $     21,619    $     25,689
 6/30/2003     $     21,770    $     26,018

NET ASSET VALUE PER SHARE ($)                              4/14/03       6/30/03
--------------------------------------------------------------------------------
Class B                                                     11.57         12.92

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The Standard & Poor's (S&P) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B shares (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class of shares would be lower.

(2) Inception date of class A shares (older existing share class) is January 11, 1993.

INVESTMENT PORTFOLIO
Liberty Equity Fund, Variable Series / June 30, 2003 (Unaudited)

                                                     SHARES            VALUE
                                                 --------------   --------------
COMMON STOCK--99.7%
CONSUMER DISCRETIONARY--14.3%
MEDIA--3.8%
InterActiveCorp (a)                                       7,500   $      296,775
Liberty Media Corp. (a)                                  50,000          578,000
Viacom, Inc., Class B (a)                                20,000          873,200
                                                                  --------------
                                                                       1,747,975
                                                                  --------------
MULTI-LINE RETAIL--6.7%
Costco Wholesale Corp.                                   13,000          475,800
Kohl's Corp. (a)                                          9,000          462,420
Target Corp.                                             29,000        1,097,360
Wal-Mart Stores, Inc.                                    20,000        1,073,400
                                                                  --------------
                                                                       3,108,980
                                                                  --------------
SPECIALTY RETAIL--3.8%
Bed Bath & Beyond, Inc. (a)                              19,800          768,438
Home Depot, Inc.                                         15,000          496,800
Staples, Inc. (a)                                        25,500          467,925
                                                                  --------------
                                                                       1,733,163
                                                                  --------------

CONSUMER STAPLES--8.3%
BEVERAGES--4.2%
Anheuser-Busch Cos., Inc.                                11,000          561,550
Coca-Cola Co.                                            12,300          570,843
PepsiCo, Inc.                                            17,900          796,550
                                                                  --------------
                                                                       1,928,943
                                                                  --------------
FOOD & DRUG RETAILING--1.0%
Walgreen Co.                                             14,700          442,470
                                                                  --------------
FOOD PRODUCTS--1.4%
Kraft Foods, Inc.                                        20,000          651,000
                                                                  --------------
HOUSEHOLD PRODUCTS--1.7%
Procter & Gamble Co.                                      9,000          802,620
                                                                  --------------

ENERGY--8.4%
ENERGY EQUIPMENT & SERVICES--3.7%
Baker Hughes, Inc.                                       15,900          533,763
National-Oilwell, Inc. (a)                               25,000          550,000
Noble Corp. (a)                                          17,800          610,540
                                                                  --------------
                                                                       1,694,303
                                                                  --------------
OIL & GAS--4.7%
BP PLC ADR                                               20,500          861,410
ConocoPhillips                                           16,000          876,800
Kerr-McGee Corp.                                         10,150          454,720
                                                                  --------------
                                                                       2,192,930
                                                                  --------------

FINANCIALS--18.8%
BANKS--6.9%
Bank of America Corp.                                    13,400        1,059,002
Bank of New York Co., Inc.                               20,000          575,000
Mellon Financial Corp.                                   20,000   $      555,000
Wells Fargo & Co.                                        20,000        1,008,000
                                                                  --------------
                                                                       3,197,002
                                                                  --------------
DIVERSIFIED FINANCIALS--8.2%
Citigroup, Inc.                                          29,700        1,271,160
Fannie Mae                                               11,300          762,072
Goldman Sachs Group, Inc.                                11,200          938,000
J.P. Morgan Chase & Co.                                  23,500          803,230
                                                                  --------------
                                                                       3,774,462
                                                                  --------------
INSURANCE--3.7%
American International Group, Inc.                       17,500          965,650
Marsh & McLennan Cos., Inc.                              14,250          727,747
                                                                  --------------
                                                                       1,693,397
                                                                  --------------

HEALTH CARE--19.7%
BIOTECHNOLOGY--0.7%
Amgen, Inc. (a)                                           4,700          312,268
                                                                  --------------
HEALTH CARE EQUIPMENT & SUPPLIES--6.5%
Alcon, Inc.                                              13,000          594,100
Baxter International, Inc.                               20,000          520,000
Boston Scientific Corp. (a)                              12,500          763,750
Medtronic, Inc.                                          23,200        1,112,904
                                                                  --------------
                                                                       2,990,754
                                                                  --------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
WellPoint Health Networks, Inc. (a)                       5,000          421,500
                                                                  --------------
PHARMACEUTICALS--11.6%
Abbott Laboratories                                      13,500          590,760
Biovail Corp. (a)                                        11,000          517,660
Johnson & Johnson                                        17,350          896,995
Merck & Co., Inc.                                        10,700          647,885
Pfizer, Inc.                                             52,500        1,792,875
Teva Pharmaceutical Industries, Ltd. ADR                 12,500          711,625
Watson Pharmaceuticals, Inc. (a)                          5,500          222,035
                                                                  --------------
                                                                       5,379,835
                                                                  --------------

INDUSTRIALS--12.1%
AEROSPACE & DEFENSE--4.2%
L-3 Communications Holdings, Inc. (a)                     8,500          369,665
Northrop Grumman Corp.                                    4,000          345,160
Raytheon Co.                                             10,000          328,400
United Technologies Corp.                                12,700          899,541
                                                                  --------------
                                                                       1,942,766
                                                                  --------------
AIR FREIGHT & LOGISTICS--1.0%
FedEx Corp.                                               7,500          465,225
                                                                  --------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Cendant Corp. (a)                                        40,000          732,800
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                     SHARES            VALUE
                                                 --------------   --------------
INDUSTRIAL CONGLOMERATES--3.9%
3M Co.                                                    4,500   $      580,410
General Electric Co.                                     42,100        1,207,428
                                                                  --------------
                                                                       1,787,838
                                                                  --------------
MACHINERY--1.4%
Illinois Tool Works, Inc.                                10,000          658,500
                                                                  --------------

INFORMATION TECHNOLOGY--16.7%
COMMUNICATIONS EQUIPMENT--2.4%
Cisco Systems, Inc. (a)                                  43,200          721,008
Nokia Oyj                                                24,800          407,464
                                                                  --------------
                                                                       1,128,472
                                                                  --------------
COMPUTERS & PERIPHERALS--3.7%
Dell Computer Corp. (a)                                  12,500          399,500
International Business Machines Corp.                    10,400          858,000
Lexmark International, Inc. (a)                           6,500          460,005
                                                                  --------------
                                                                       1,717,505
                                                                  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
Celestica, Inc. (a)                                      25,000          394,000
Flextronics International Ltd. (a)                       45,000          467,550
                                                                  --------------
                                                                         861,550
                                                                  --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.2%
Analog Devices, Inc. (a)                                  6,600          229,812
Intel Corp.                                              25,000          519,600
Maxim Integrated Products, Inc.                          10,000          341,900
Teradyne, Inc. (a)                                       22,000          380,820
                                                                  --------------
                                                                       1,472,132
                                                                  --------------
SOFTWARE--5.5%
Microsoft Corp.                                          72,500        1,856,725
Oracle Corp. (a)                                         18,200          218,764
SAP AG                                                    7,500          219,150
VERITAS Software Corp. (a)                                8,000          229,360
                                                                  --------------
                                                                       2,523,999
                                                                  --------------
TELECOMMUNICATION SERVICES--1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
American Tower Corp. (a)                                 50,000   $      442,500
                                                                  --------------

UTILITIES--0.4%
MULTI-UTILITIES--0.4%
The Williams Cos., Inc.                                  25,000          197,500
                                                                  --------------
TOTAL COMMON STOCKS
  (cost of $47,602,400)                                               46,002,389
                                                                  --------------

PREFERRED STOCK--0.7%
UTILITIES--0.7%
GAS UTILITIES--0.7%
The Williams Companies, Inc.
  (cost of $956,379)                                     25,000          308,750
                                                                  --------------
TOTAL INVESTMENTS--100.4%
  (cost of $48,558,779) (b)                                           46,311,139
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET--(0.4)%                                 (194,169)
                                                                  --------------
NET ASSETS--100.0%                                                $   46,116,970
                                                                  ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

         ACRONYM              NAME
         -------              ----
           ADR     American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Equity Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                     $    48,558,779
                                                                         ---------------
Investments, at value                                                    $    46,311,139
Receivable for:
  Investments sold                                                               851,122
  Fund shares sold                                                                 1,047
  Dividends                                                                       27,502
  Expense reimbursement due from Manager                                           6,938
Deferred Trustees' compensation plan                                                   7
                                                                         ---------------
    TOTAL ASSETS                                                              47,197,755
                                                                         ---------------

LIABILITIES:
Payable to custodian bank                                                        737,512
Payable for:
  Fund shares repurchased                                                        218,438
  Management fee                                                                  29,308
  Administration fee                                                               3,322
  Pricing and bookkeeping fees                                                     2,827
  Merger costs                                                                     8,682
  Trustees' fee                                                                      348
  Reports to Shareholders                                                         43,640
Deferred Trustees' fee                                                                 7
Other liabilities                                                                 36,701
                                                                         ---------------
    TOTAL LIABILITIES                                                          1,080,785
                                                                         ---------------
NET ASSETS                                                               $    46,116,970
                                                                         ===============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $    58,015,251
Undistributed net investment income                                               10,588
Accumulated net realized loss                                                 (9,661,229)
Net unrealized depreciation on investments                                    (2,247,640)
                                                                         ---------------
NET ASSETS                                                               $    46,116,970
                                                                         ===============

CLASS A:
Net assets                                                               $    46,115,859
Shares outstanding                                                             3,570,189
                                                                         ===============
Net asset value per share                                                $         12.92
                                                                         ===============

CLASS B:
Net assets                                                               $         1,111
Shares outstanding                                                                    86
                                                                         ===============
Net asset value per share                                                $         12.92
                                                                         ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Equity Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                $       312,167
Interest                                                                           1,179
                                                                         ---------------
  Total Investment Income (net of foreign taxes withheld of $3,309)              313,346
                                                                         ---------------

EXPENSES:
Management fee                                                                   161,753
Administration fee                                                                18,332
Distribution fee--Class B                                                              1
Pricing and bookkeeping fees                                                      14,067
Transfer agent fee                                                                 2,497
Trustees' fee                                                                        362
Custody fee                                                                        4,436
Legal fee                                                                         19,588
Reports to shareholders                                                           25,639
Other expenses                                                                     7,304
                                                                         ---------------
  Total Expenses                                                                 253,979
Fees and expenses waived or reimbursed by Manager                                 (1,992)
                                                                         ---------------
  Net Expenses                                                                   251,987
                                                                         ---------------
Net Investment Income                                                             61,359
                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                              (2,186,204)
Net change in unrealized appreciation on investments                           7,138,140
                                                                         ---------------
Net Gain                                                                       4,951,936
                                                                         ---------------
Net Increase in Net Assets from Operations                               $     5,013,295
                                                                         ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Equity Fund, Variable Series

                                                                                   (UNAUDITED)
                                                                                    SIX MONTHS            YEAR
                                                                                      ENDED              ENDED
                                                                                     JUNE 30,         DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                     2003               2002
----------------------------------                                               ---------------    ---------------
OPERATIONS:
Net investment income                                                            $        61,359    $       108,103
Net realized loss on investments                                                      (2,186,204)        (3,306,702)
Net change in unrealized appreciation/depreciation on investments                      7,138,140        (17,120,856)
                                                                                 ---------------    ---------------
      Net Increase (Decrease) from Operations                                          5,013,295        (20,319,455)
                                                                                 ---------------    ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                              (49,167)          (125,623)
                                                                                 ---------------    ---------------

SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                                          148,676            851,624
  Proceeds received in connection with merger                                          4,822,551                 --
  Distributions reinvested                                                                49,167            125,623
  Redemptions                                                                         (7,471,836)       (16,742,361)
                                                                                 ---------------    ---------------
      Net Decrease                                                                    (2,451,442)       (15,765,114)
                                                                                 ---------------    ---------------
Class B:
  Subscriptions                                                                            1,000                 --
                                                                                 ---------------    ---------------
Net Decrease from Share Transactions                                                  (2,450,442)       (15,765,114)
                                                                                 ---------------    ---------------
Total Increase (Decrease) in Net Assets                                                2,513,686        (36,210,192)

NET ASSETS:
Beginning of period                                                                   43,603,284         79,813,476
                                                                                 ---------------    ---------------
End of period (including undistributed net investment income of $10,588
  and overdistributed net investment income of $(1,604))                         $    46,116,970    $    43,603,284
                                                                                 ===============    ===============

CHANGES IN SHARES:
Class A:
  Subscriptions                                                                           12,210             58,751
  Issued in connection with merger                                                       416,815                 --
  Issued for distributions reinvested                                                      4,449             10,720
  Redemptions                                                                           (633,863)        (1,280,602)
                                                                                 ---------------    ---------------
      Net Decrease                                                                      (200,389)        (1,211,131)
                                                                                 ---------------    ---------------
Class B:
  Subscriptions                                                                               86                 --
                                                                                 ---------------    ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Equity Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Equity Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long term growth by investing in companies which are believed to have above average earnings potential. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Class B commenced operations on April 14, 2003. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Fleet Investment Advisors Inc., the investment advisor to the predecessor Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Fleet Investment Advisors Inc. with respect to the predecessor Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides administrative and pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 14, 2003, the Galaxy VIP Growth & Income Fund, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust ("the predecessor trust"), merged into the Galaxy VIP Equity Fund, also previously a fund of the predecessor trust and collectively, the "target funds". The Galaxy VIP Equity Fund received a tax-free transfer of assets from the Galaxy VIP Growth & Income Fund, as follows:

      SHARES      NET ASSETS      UNREALIZED
      ISSUED       RECEIVED     DEPRECIATION(1)
     ---------   ------------   ---------------
      416,815    $  4,822,551   $     1,331,049

     NET ASSETS         NET ASSETS           NET ASSETS
     OF GALAXY          OF GALAXY            OF GALAXY
     VIP EQUITY    VIP GROWTH & INCOME    VIP EQUITY FUND
   FUND PRIOR TO      FUND, PRIOR TO     IMMEDIATELY AFTER
    COMBINATION        COMBINATION          COMBINATION
   -------------   -------------------   -----------------
   $  39,395,832   $         4,822,551   $      44,218,383

(1) Unrealized depreciation is included in the Net Assets Received amount above.

Also on April 14, 2003, subsequent to the merger described above, the Galaxy VIP Equity Fund was reorganized as the Liberty Equity Fund, Variable Series.

The accompanying statement of operations, statement of changes in net assets and financial highlights for the Fund represents the historical operations of the Galaxy VIP Equity Fund for periods prior to April 14, 2003.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF             CAPITAL LOSS
    EXPIRATION           CARRYFORWARD
   ------------          ------------
       2009              $  2,908,429
       2010                 3,698,775
                         ------------
                         $  6,607,204
                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATION FEES--Columbia receives a monthly management fee equal to 0.75% annually of the Fund's average daily net assets.

Columbia provides, pursuant to an Administrative Agreement with the Fund, certain administrative services for a monthly fee equal to 0.085% annually of the Fund's average daily net assets. Prior to April 14, 2003, the administration fee was computed daily and paid monthly at the annual rate of 0.085% of the first $1 billion of the combined average daily net assets of the funds in the predecessor trust, 0.078% of the next $1.5 billion of combined average daily net assets and 0.073% of combined average daily net assets in excess of $2.5 billion.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual fee based on the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                         FEE
------------------------------------------   ----------
Under $50 million                            $   25,000
Of $50 million but less than $200 million        35,000
Of $200 million but less than $500 million       50,000
Of $500 million but less than $1 billion         85,000
In excess of $1 billion                         125,000

The annual fees for a Fund with more than 25% in non-domestic assets will be 150% of the annual fees described above.

The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee based on a per account charge or minimum of $5,000 annually per Fund.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 14, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.02% annually of the Fund's average daily net assets. This waiver agreement will continue until April 14, 2004, after which it may be modified or terminated at any time.

Prior to April 14, 2003, Fleet Investment Advisors, Inc. and/or its affiliates and/or PFPC Inc., the former fund administrator, could voluntarily waive all or a portion of the fees payable to them by the predecessor fund.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $9,356,632 and $16,615,222, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation     $    4,990,113
     Gross unrealized depreciation         (7,237,753)
                                       --------------
     Net unrealized depreciation       $   (2,247,640)
                                       ==============

FINANCIAL HIGHLIGHTS
Liberty Equity Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                               (UNAUDITED)
                                                                  PERIOD
                                                                  ENDED
                                                                 JUNE 30,
                                                                 2003 (a)
                                                             ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $         11.57
                                                             ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                               0.02
Net realized and unrealized gain on investments                         1.33
                                                             ---------------
    Total from Investment Operations                                    1.35
                                                             ---------------
NET ASSET VALUE, END OF PERIOD                               $         12.92
                                                             ===============
Total return (c)(d)(e)                                                 11.67%(f)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses                                                                1.38%(g)
Net investment income                                                   0.06%(g)
Waiver/reimbursement                                                    0.02%(g)
Portfolio turnover rate                                                   22%(f)
Net assets, end of period (000's)                            $             1

(a) For the period from commencement of operations April 14, 2003 to June 30, 2003.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g)  Annualized.

SHAREHOLDER MEETING RESULTS
Liberty Equity Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Galaxy VIP Growth and Income Fund had 730,203.532 common shares outstanding and the Galaxy VIP Equity Fund had 3,825,799.735 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                        GALAXY VIP GROWTH AND INCOME FUND
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for i) the sale of all of the assets of the Galaxy VIP Growth and Income Fund to, and the assumption of all of the liabilities of the Galaxy VIP Growth and Income Fund by, the Liberty Equity Fund, Variable Series, in exchange for shares of the Liberty Equity Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Growth and Income Fund in complete liquidation of the Galaxy VIP Growth and Income Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law. (Item 1 in the Notice.)

                                                      % OF             % OF
                                     NO. OF       OUTSTANDING         SHARES
                                     SHARES          SHARES           VOTED
                                 -------------   -------------       --------
   Affirmative                     673,392.240       92.220%          93.123%
   Against                           2,781.596         .381%            .385%
   Abstain                          46,944.481        6.429%           6.492%

   TOTAL                           723,118.317       99.030%         100.000%

   ** FUND TOTALS:                  SHARES
   RECORD TOTAL                730,203.532
   VOTED SHARES                723,118.317
   PERCENT VOTED                    99.030%

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                             GALAXY VIP EQUITY FUND
                                FEBRUARY 19, 2003

2. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Equity Fund to, and the assumption of all of the liabilities of the Galaxy VIP Equity Fund by, the Liberty Equity Fund, Variable Series, in exchange for shares of the Liberty Equity Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Equity Fund in complete liquidation of the Galaxy VIP Equity Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law. (Item 2 of the Notice.)

                                                     % OF              % OF
                                     NO. OF       OUTSTANDING         SHARES
                                     SHARES          SHARES           VOTED
                                 -------------   -------------    -------------
   Affirmative                   3,402,836.839          88.944%          89.137%
   Against                          98,743.838           2.581%           2.587%
   Abstain                         315,933.927           8.258%           8.276%

   TOTAL                         3,817,514.604          99.783%         100.000%

   ** FUND TOTALS:                    SHARES
   RECORD TOTAL                3,825,799.735
   VOTED SHARES                3,817,514.604
   PERCENT VOTED                      99.783%

CHANGE IN INDEPENDENT AUDITOR
Liberty Equity Fund, Variable Series

Based on the recommendation of the Audit Committee of the Fund on May 6, 2003, the Board of Trustees determined not to retain Ernst & Young LLP ("E&Y") as the Fund's independent auditor and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended December 31, 2003. During the two most recent fiscal years, E&Y's audit reports contained no adverse opinion or disclaimer of opinion, nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two most recent fiscal years and through May 6, 2003, there were no disagreements between the Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such years.

PORTFOLIO MANAGERS' DISCUSSION
Liberty Growth & Income Fund, Variable Series / June 30, 2003

   Liberty Growth & Income Fund, Variable Series seeks long-term growth and income.

   Scott L. Davis and Gregory M. Miller have co-managed the fund since April 30, 2003. Prior to that date, Scott Schermerhorn managed the fund. Mr. Davis and Mr. Miller have been with Columbia Management Advisors, Inc. since 1985.

   On April 7, 2003, Liberty Value Fund, Variable Series was merged into Colonial US Growth & Income Fund, Variable Series. The new fund was renamed Liberty Growth & Income Fund, Variable Series.

SLOW START, STRONG FINISH
The fund did not perform as well as the broader US stock market during a period that began poorly for stocks but ended with impressive gains. Stock selection in the consumer discretionary and consumer staples sectors hurt the fund's relative performance. Several of our largest holdings generated disappointing returns during the first quarter. However, the fund regained much of its lost ground by the end of the period.

   The first three months of the year were dominated by concerns about the economy and impending war with Iraq. Stocks trended downward as corporations and investors were paralyzed by uncertainty. But markets rallied once it became clear that the US military action would be victorious, and returns remained strong through the end of June.

DISAPPOINTING RESULTS FROM CONSUMER STAPLES
Three of our top ten holdings performed poorly during the period: Safeway, Sara Lee and ConAgra. We sold Safeway, a food retailer whose prospects were clouded by concern over competition with WalMart. In Sara Lee's case, we determined that its cheap price was due to weakness in its underlying businesses, including brands that the company may not be able to revive in today's markets. We again eliminated our stake. Shares of ConAgra (2.5% of net assets) declined early in the period when the company's earnings fell short of expectations. However, ConAgra gained ground later in the period when it restructured to emphasize its key food processing business. One of the worst performers in the first quarter of 2003, McDonald's (2.6% of net assets), generated strong double-digit returns in the second quarter. Our research showed that the company was in the process of making management improvements and enhanced menu offerings. This news improved investor perception of the company's potential and resulted in a dramatically higher stock price. Other names that did well included industrials Textron and Honeywell and electric utility PG&E (2.3%, 2.0% and 0.7% of net assets, respectively).

FINE TUNING OUR HOLDINGS
When we took over the management of the fund on April 30, we evaluated the size and quality of the fund's holdings. In some cases we trimmed or eliminated positions that we felt were too large. One example is managed health care provider Aetna Inc., a stock that had generated solid performance but had grown to almost 5% of net assets. We took some gains and pared back that position to 2.4% of net assets. We also eliminated several holdings that had low prices, but in our opinion little rebound potential, including AT&T and Motorola.

   We favored the financial sector during the period and added to holdings to bring the fund's allocation more in line with the index. We also established new positions in Bank of America Corporation, U.S. Bancorp and State Street Corporation (2.5%, 1.5% and 0.5% of net assets, respectively). We also made some changes based on our expectation of an improving economy.

LOOKING AHEAD
Moving forward, we believe that conditions could become somewhat more difficult for stocks because market expectations have risen. Valuation is still important, but we expect quality to become a bigger factor in determining which companies will succeed. As bottom-up, research-driven managers, we will continue to select the companies we believe have the best prospects under a variety of market environments.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the Liberty Growth & Income Fund, Variable Series offers significant long-term growth potential, but also involves certain risks. The fund may be affected by stock market fluctuations due to economic and business developments.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty Growth & Income Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                       (CUMULATIVE)
                         6-MONTH      1-YEAR     5-YEAR       LIFE
------------------------------------------------------------------
Class B(1) (6/1/00)        7.78       -4.00       0.22       10.90
S&P 500 Index(2)          11.75        0.25      -1.61       11.04

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 7/5/94(3) - 6/30/03

             CLASS B SHARES   S&P 500 INDEX
  7/5/1994     $     10,000    $     10,000
 7/30/1994     $     10,260    $     10,328
 8/31/1994     $     10,670    $     10,750
 9/30/1994     $     10,460    $     10,488
10/31/1994     $     10,631    $     10,723
11/30/1994     $     10,251    $     10,333
12/31/1994     $     10,441    $     10,486
 1/31/1995     $     10,705    $     10,757
 2/28/1995     $     11,132    $     11,176
 3/31/1995     $     11,427    $     11,505
 4/30/1995     $     11,661    $     11,844
 5/31/1995     $     12,078    $     12,316
 6/30/1995     $     12,342    $     12,602
 7/31/1995     $     12,769    $     13,019
 8/31/1995     $     12,718    $     13,052
 9/30/1995     $     13,145    $     13,602
10/31/1995     $     13,094    $     13,553
11/30/1995     $     13,592    $     14,147
12/31/1995     $     13,541    $     14,420
 1/31/1996     $     13,903    $     14,910
 2/29/1996     $     14,177    $     15,049
 3/31/1996     $     14,253    $     15,193
 4/30/1996     $     14,779    $     15,417
 5/31/1996     $     15,130    $     15,813
 6/30/1996     $     14,801    $     15,873
 7/31/1996     $     14,089    $     15,172
 8/31/1996     $     14,560    $     15,492
 9/30/1996     $     15,272    $     16,362
10/31/1996     $     15,655    $     16,814
11/30/1996     $     16,773    $     18,083
12/31/1996     $     16,498    $     17,725
 1/31/1997     $     17,704    $     18,831
 2/28/1997     $     17,692    $     18,980
 3/31/1997     $     16,984    $     18,202
 4/30/1997     $     17,889    $     19,287
 5/31/1997     $     18,911    $     20,465
 6/30/1997     $     19,629    $     21,376
 7/31/1997     $     21,196    $     23,075
 8/31/1997     $     20,465    $     21,783
 9/30/1997     $     21,520    $     22,975
10/31/1997     $     20,535    $     22,207
11/30/1997     $     21,371    $     23,235
12/31/1997     $     21,815    $     23,635
 1/31/1998     $     22,055    $     23,895
 2/28/1998     $     23,581    $     25,618
 3/31/1998     $     24,772    $     26,930
 4/30/1998     $     24,760    $     27,204
 5/31/1998     $     24,143    $     26,736
 6/30/1998     $     25,068    $     27,822
 7/31/1998     $     24,572    $     27,527
 8/31/1998     $     20,569    $     23,549
 9/30/1998     $     21,519    $     25,059
10/31/1998     $     23,355    $     27,094
11/30/1998     $     24,775    $     28,735
12/31/1998     $     26,209    $     30,391
 1/31/1999     $     26,893    $     31,661
 2/28/1999     $     25,820    $     30,676
 3/31/1999     $     26,657    $     31,903
 4/30/1999     $     27,395    $     33,138
 5/31/1999     $     27,034    $     32,356
 6/30/1999     $     28,610    $     34,145
 7/31/1999     $     27,897    $     33,083
 8/31/1999     $     27,590    $     32,918
 9/30/1999     $     26,641    $     32,016
10/31/1999     $     27,702    $     34,043
11/30/1999     $     28,064    $     34,734
12/31/1999     $     29,355    $     36,776
 1/31/2000     $     27,773    $     34,930
 2/29/2000     $     26,826    $     34,270
 3/31/2000     $     29,474    $     37,621
 4/30/2000     $     29,444    $     36,489
 5/31/2000     $     29,297    $     35,741
 6/30/2000     $     28,884    $     36,620
 7/31/2000     $     29,092    $     36,049
 8/31/2000     $     30,954    $     38,287
 9/30/2000     $     30,233    $     36,266
10/31/2000     $     30,447    $     36,113
11/30/2000     $     28,962    $     33,268
12/31/2000     $     30,366    $     33,431
 1/31/2001     $     30,166    $     34,617
 2/28/2001     $     29,949    $     31,464
 3/31/2001     $     28,802    $     29,472
 4/30/2001     $     29,300    $     31,759
 5/31/2001     $     29,848    $     31,972
 6/30/2001     $     29,149    $     31,195
 7/31/2001     $     29,997    $     30,889
 8/31/2001     $     29,815    $     28,959
 9/30/2001     $     28,616    $     26,622
10/31/2001     $     28,762    $     27,130
11/30/2001     $     29,921    $     29,211
12/31/2001     $     30,169    $     29,468
 1/31/2002     $     29,666    $     29,038
 2/28/2002     $     29,354    $     28,478
 3/31/2002     $     30,696    $     29,548
 4/30/2002     $     29,587    $     27,758
 5/31/2002     $     29,549    $     27,555
 6/30/2002     $     26,402    $     25,593
 7/31/2002     $     24,226    $     23,599
 8/31/2002     $     24,537    $     23,753
 9/30/2002     $     21,020    $     21,173
10/31/2002     $     22,807    $     23,034
11/30/2002     $     24,557    $     24,389
12/31/2002     $     23,515    $     22,957
 1/31/2003     $     22,669    $     22,358
 2/28/2003     $     21,390    $     22,023
 3/31/2003     $     21,330    $     22,236
 4/30/2003     $     22,885    $     24,066
 5/31/2003     $     24,773    $     25,332
 6/30/2003     $     25,341    $     25,656

NET ASSET VALUE PER SHARE ($)                              12/31/02      6/30/03
--------------------------------------------------------------------------------
Class B                                                     11.95         12.88

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class of shares would be lower.

(2)  Index performance is from June 30, 1994.

(3)  Inception date of class A shares (older existing share class).

INVESTMENT PORTFOLIO
Liberty Growth & Income Fund, Variable Series / June 30, 2003 (Unaudited)

                                                     SHARES           VALUE
                                                 --------------   --------------
COMMON STOCKS--95.6%
CONSUMER DISCRETIONARY--8.9%
AUTO COMPONENTS--1.7%
Delphi Corp.                                            486,878   $    4,201,757
                                                                  --------------
AUTOMOBILES--0.0%
Ford Motor Co.                                               16              176
                                                                  --------------
HOTELS RESTAURANTS & LEISURE--2.6%
McDonald's Corp.                                        291,800        6,437,108
                                                                  --------------
MEDIA--2.4%
AOL Time Warner, Inc. (a)                               155,600        2,503,604
Interpublic Group of Companies, Inc.                    245,700        3,287,466
                                                                  --------------
                                                                       5,791,070
                                                                  --------------
SPECIALTY RETAIL--2.2%
Office Depot, Inc. (a)                                  368,300        5,344,033
                                                                  --------------

CONSUMER STAPLES--7.2%
BEVERAGES--1.3%
Coca-Cola Co.                                            68,700        3,188,367
                                                                  --------------
FOOD PRODUCTS--3.9%
ConAgra Foods, Inc.                                     263,000        6,206,800
Kraft Foods, Inc.                                       103,300        3,362,415
                                                                  --------------
                                                                       9,569,215
                                                                  --------------
HOUSEHOLD PRODUCTS--1.0%
Kimberly-Clark Corp.                                     46,100        2,403,654
                                                                  --------------
TOBACCO--1.0%
Altria Group, Inc.                                       55,000        2,499,200
                                                                  --------------

ENERGY--13.6%
ENERGY EQUIPMENT & SERVICES--2.8%
Baker Hughes, Inc.                                       84,900        2,850,093
Halliburton Co.                                         173,300        3,985,900
                                                                  --------------
                                                                       6,835,993
                                                                  --------------
OIL & GAS--10.8%
BP PLC, ADR                                             140,000        5,882,800
ConocoPhillips                                          109,870        6,020,876
Exxon Mobil Corp.                                       167,370        6,010,257
Marathon Oil Corp.                                      176,000        4,637,600
Royal Dutch Petroleum Co., NY Shares                     80,700        3,762,234
                                                                  --------------
                                                                      26,313,767
                                                                  --------------

FINANCIALS--25.5%
BANKS--7.3%
Bank of America Corp.                                    78,300        6,188,049
Bank of New York Co., Inc.                              107,600        3,093,500
Bank One Corp.                                           98,100        3,647,358
Fifth Third Bancorp                                      23,100        1,324,554
US Bancorp                                              144,700        3,545,150
                                                                  --------------
                                                                      17,798,611
                                                                  --------------
DIVERSIFIED FINANCIALS--9.4%
Citigroup, Inc.                                         298,800       12,788,640
Freddie Mac                                              69,400        3,523,438
JP Morgan Chase & Co.                                   152,700   $    5,219,286
State Street Corp.                                       32,700        1,288,380
                                                                  --------------
                                                                      22,819,744
                                                                  --------------
INSURANCE--8.8%
AMBAC Financial Group, Inc.                              52,500        3,478,125
American International Group, Inc.                      130,300        7,189,954
Berkshire Hathaway, Inc., Class A (a)                        63        4,567,500
Lincoln National Corp.                                  123,300        4,393,179
MGIC Investment Corp.                                    38,300        1,786,312
                                                                  --------------
                                                                      21,415,070
                                                                  --------------

HEALTH CARE--8.7%
HEALTH CARE PROVIDERS & SERVICES--3.4%
Aetna, Inc.                                              98,400        5,923,680
McKesson Corp.                                           65,100        2,326,674
                                                                  --------------
                                                                       8,250,354
                                                                  --------------
PHARMACEUTICALS--5.3%
Bristol-Myers Squibb Co.                                100,500        2,728,575
Merck & Co., Inc.                                       126,300        7,647,465
Pfizer, Inc.                                             71,900        2,455,385
                                                                  --------------
                                                                      12,831,425
                                                                  --------------

INDUSTRIALS--9.1%
AEROSPACE & DEFENSE--4.2%
General Dynamics Corp.                                   34,400        2,494,000
Honeywell International, Inc.                           179,800        4,827,630
Raytheon Co.                                             90,900        2,985,156
                                                                  --------------
                                                                      10,306,786
                                                                  --------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Waste Management, Inc.                                  180,400        4,345,836
                                                                  --------------
INDUSTRIAL CONGLOMERATES--2.3%
Textron, Inc.                                           143,600        5,603,272
                                                                  --------------
MACHINERY--0.8%
Dover Corp.                                              68,250        2,044,770
                                                                  --------------

INFORMATION TECHNOLOGY--3.6%
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Celestica, Inc. (a)                                     146,400        2,307,264
                                                                  --------------
INFORMATION TECHNOLOGY CONSULTING &
  SERVICES--1.1%
Electronic Data Systems Corp.                           127,700        2,739,165
                                                                  --------------
OFFICE ELECTRONICS--1.5%
Xerox Corp. (a)                                         342,100        3,622,839
                                                                  --------------

MATERIALS--3.5%
CHEMICALS--1.0%
Air Products & Chemicals, Inc.                           57,400        2,387,840
                                                                  --------------
METALS & MINING--1.2%
Barrick Gold Corp.                                      164,600        2,946,340
                                                                  --------------

                       See Notes to Investment Portfolio.

                                                     SHARES           VALUE
                                                 --------------   --------------
PAPER & FOREST PRODUCTS--1.3%
Bowater, Inc.                                            54,200   $    2,029,790
Weyerhaeuser Co.                                         23,100        1,247,400
                                                                  --------------
                                                                       3,277,190
                                                                  --------------

TELECOMMUNICATION SERVICES--9.0%
DIVERSIFIED TELECOMMUNICATION--9.0%
BellSouth Corp.                                         249,100        6,633,533
SBC Communications, Inc.                                302,500        7,728,875
Verizon Communications, Inc.                            194,300        7,665,135
                                                                  --------------
                                                                      22,027,543
                                                                  --------------

UTILITIES--6.5%
ELECTRIC UTILITIES--4.5%
American Electric Power Co., Inc.                       105,900        3,158,997
Consolidated Edison, Inc.                                84,900        3,674,472
PG&E Corp. (a)                                           77,200        1,632,780
TXU Corp.                                               105,100        2,359,495
                                                                  --------------
                                                                      10,825,744
                                                                  --------------
MULTI-UTILITIES & UNREGULATED POWER--2.0%
Duke Energy Corp.                                       245,500        4,897,725
                                                                  --------------
TOTAL COMMON STOCKS
  (cost of $225,749,460)                                             233,031,858
                                                                  --------------

                                                      PAR             VALUE
                                                 --------------   --------------
SHORT-TERM OBLIGATION--3.3%
Repurchase agreement with
  State Street Bank & Trust Co.,
  dated 06/30/03, due 07/01/03 at
  1.000%, collateralized by a
  U.S. Treasury Bond maturing
  02/15/29, market value $8,175,104
  (repurchase proceeds $8,013,223)
  (cost of $8,013,000)                           $    8,013,000   $    8,013,000
                                                                  --------------
TOTAL INVESTMENTS--98.9%
  (cost of $233,762,460) (b)                                         241,044,858
                                                                  --------------
OTHER ASSETS & LIABILITIES, NET--1.1%                                  2,774,146
                                                                  --------------
NET ASSETS--100.0%                                                $  243,819,004
                                                                  ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Cost for financial statement and federal income tax purposes is the same.

          ACRONYM              NAME
          -------              ----
            ADR     American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Growth & Income Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                     $   233,762,460
                                                                         ---------------
Investments, at value                                                    $   241,044,858
Cash                                                                                 319
Receivable for:
  Investments sold                                                             4,819,618
  Fund shares sold                                                                50,514
  Interest                                                                           223
  Dividends                                                                      312,738
  Expense reimbursement due from Manager                                          19,195
Deferred Trustees' compensation plan                                              11,914
                                                                         ---------------
    TOTAL ASSETS                                                             246,259,379
                                                                         ---------------

LIABILITIES:
Payable for:
  Investments purchased                                                          326,440
  Fund shares repurchased                                                      1,827,858
  Distribution fee--Class B                                                          236
  Management fee                                                                 165,290
  Transfer agent fee                                                                 594
  Pricing and bookkeeping fees                                                     9,739
  Merger costs                                                                    28,600
  Reports to Shareholders                                                         59,078
Deferred Trustees' fee                                                            11,914
Other liabilities                                                                 10,626
                                                                         ---------------
    TOTAL LIABILITIES                                                          2,440,375
                                                                         ---------------
NET ASSETS                                                               $   243,819,004
                                                                         ===============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $   285,555,050
Undistributed net investment income                                            1,483,755
Accumulated net realized loss                                                (50,502,199)
Net unrealized appreciation on investments                                     7,282,398
                                                                         ---------------
NET ASSETS                                                               $   243,819,004
                                                                         ===============

CLASS A:
Net assets                                                               $   204,920,304
Shares outstanding                                                            15,880,221
                                                                         ===============
Net asset value per share                                                $         12.90
                                                                         ===============

CLASS B:
Net assets                                                               $    38,898,700
Shares outstanding                                                             3,019,361
                                                                         ===============
Net asset value per share                                                $         12.88
                                                                         ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Growth & Income Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                $     2,238,267
Interest                                                                          30,484
                                                                         ---------------
  Total Investment Income (net of foreign taxes withheld of $51,751)           2,268,751
                                                                         ---------------

EXPENSES:
Management fee                                                                   725,568
Distribution fee--Class B                                                         39,072
Pricing and bookkeeping fees                                                      34,701
Transfer agent fee                                                                 3,720
Trustees' fee                                                                      4,253
Custody fee                                                                        5,609
Other expenses                                                                    40,462
                                                                         ---------------
  Total Expenses                                                                 853,385
Fees and expenses waived or reimbursed by Manager:                               (60,799)
Fees reimbursed by Distributor--Class B                                          (14,089)
                                                                         ---------------
  Net Expenses                                                                   778,497
                                                                         ---------------
Net Investment Income                                                          1,490,254
                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                             (21,466,615)
Net change in unrealized appreciation/depreciation on investments             44,200,452
                                                                         ---------------
Net Gain                                                                      22,733,837
                                                                         ---------------
Net Increase in Net Assets from Operations                               $    24,224,091
                                                                         ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Growth & Income Fund, Variable Series

                                                                                   (UNAUDITED)
                                                                                    SIX MONTHS          YEAR
                                                                                      ENDED             ENDED
                                                                                     JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                    2003              2002
----------------------------------                                               ---------------   ---------------
OPERATIONS:
Net investment income                                                            $     1,490,254   $     1,860,948
Net realized loss on investments                                                     (21,466,615)      (28,158,847)
Net change in unrealized appreciation/depreciation on investments                     44,200,452       (19,133,885)
                                                                                 ---------------   ---------------
      Net Increase (Decrease) from Operations                                         24,224,091       (45,431,784)
                                                                                 ---------------   ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
    Class A                                                                                   --        (1,556,810)
    Class B                                                                                   --          (354,201)
                                                                                 ---------------   ---------------
Total Distributions Declared to Shareholders                                                  --        (1,911,011)
                                                                                 ---------------   ---------------

SHARE TRANSACTIONS:
Class A:
  Subscriptions                                                                        2,091,226         6,842,505
  Proceeds received in connection with merger                                         88,842,502                --
  Distributions reinvested                                                                    --         1,556,810
  Redemptions                                                                        (20,239,046)      (35,673,636)
                                                                                 ---------------   ---------------
      Net Increase (Decrease)                                                         70,694,682       (27,274,321)
                                                                                 ---------------   ---------------
Class B:
  Subscriptions                                                                       10,513,574        13,543,954
  Proceeds received in connection with merger                                          7,935,880                --
  Distributions reinvested                                                                    --           354,201
  Redemptions                                                                        (10,640,209)       (3,985,341)
                                                                                 ---------------   ---------------
      Net Increase                                                                     7,809,245         9,912,814
                                                                                 ---------------   ---------------
Net Increase (Decrease) from Share Transactions                                       78,503,927       (17,361,507)
                                                                                 ---------------   ---------------
Total Increase (Decrease) in Net Assets                                              102,728,018       (64,704,302)

NET ASSETS:
Beginning of period                                                                  141,090,986       205,795,288
                                                                                 ---------------   ---------------
End of period (including undistributed net investment income of $1,483,755
  and overdistributed net investment income of $(6,499))                         $   243,819,004   $   141,090,986
                                                                                 ===============   ===============

CHANGES IN SHARES:
Class A:
  Subscriptions                                                                          177,833           498,777
  Issued in connection with merger                                                     7,939,987                --
  Issued for distributions reinvested                                                         --           131,377
  Redemptions                                                                         (1,706,957)       (2,737,362)
                                                                                 ---------------   ---------------
      Net Increase (Decrease)                                                          6,410,863        (2,107,208)
                                                                                 ---------------   ---------------
Class B:
  Subscriptions                                                                          929,860           950,359
  Issued in connection with merger                                                       710,257                --
  Issued for distributions reinvested                                                         --            29,941
  Redemptions                                                                           (944,168)         (314,657)
                                                                                 ---------------   ---------------
      Net Increase                                                                       695,949           665,643
                                                                                 ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Growth & Income Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Growth & Income Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth and income. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 7, 2003, the Liberty Value Fund, Variable Series (the target fund), merged into the Colonial U.S. Growth & Income Fund, Variable Series (the surviving fund). The Colonial U.S. Growth & Income Fund, Variable Series received a tax-free transfer of assets from the Liberty Value Fund, Variable Series as follows:

      SHARES             NET ASSETS          UNREALIZED
      ISSUED              RECEIVED         DEPRECIATION(1)
     ---------          ------------       ---------------
     8,650,244          $ 96,778,382       $    17,342,259

                                                 NET ASSETS
       NET ASSETS           NET ASSETS          OF COLONIAL
      OF COLONIAL           OF LIBERTY         U.S. GROWTH &
      U.S. GROWTH &         VALUE FUND,         INCOME FUND,
      INCOME FUND,        VARIABLE SERIES      VARIABLE SERIES
     VARIABLE SERIES        IMMEDIATELY          IMMEDIATELY
        PRIOR TO             PRIOR TO               AFTER
       COMBINATION          COMBINATION          COMBINATION
     ---------------      ---------------      ---------------
     $   126,206,600      $    96,778,382      $   222,984,982

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

Also on April 7, 2003, subsequent to the merger described above, the Colonial U.S. Growth & Income Fund, Variable Series was renamed the Liberty Growth & Income Fund, Variable Series. Class A and Class B shares of the surviving fund were issued in exchange for Class A and Class B shares, respectively, of the target fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                    CAPITAL LOSS
    EXPIRATION                  CARRYFORWARD
    ----------                  ------------
      2010                      $ 28,492,336

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.80% annually of the first $1 billion of the Fund's average daily net assets and 0.70% in excess of $1 billion.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the annualized net asset based fee rate was .032%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 7, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.11% annually of the Fund's average daily net assets. In addition, LFD has voluntarily agreed to waive Class B distribution fees at the rate of 0.02% annually of the Class B average daily net assets. These waiver agreements will continue until April 7, 2004, after which they may be modified or terminated at any time.

Prior to April 7, 2003, Liberty Advisory Services Corp. and LFD had voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund in excess of 1.00% annually of the Fund's average daily net assets. LFD would first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.00% limit on Class B expenses. If additional reimbursement were necessary to meet the limit for each class, the Manager would then reimburse other expenses to the extent necessary. If additional reimbursement were still necessary to reach the expense limit, the Manager would then waive a portion of its management fee to reach the expense limit.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $65,379,140 and $92,029,460, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for both financial statement and federal income tax purposes, was:

     Gross unrealized appreciation      $   23,537,322
     Gross unrealized depreciation         (16,254,924)
                                        --------------
          Net unrealized appreciation   $    7,282,398
                                        ==============

   OTHER--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Liberty Growth & Income Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                    (UNAUDITED)
                                                     SIX MONTHS                                            PERIOD
                                                       ENDED                YEAR ENDED DECEMBER 31,        ENDED
                                                      JUNE 30,            -------------------------     DECEMBER 31,
                                                        2003                2002            2001          2000 (a)
                                                    -----------           ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                $     11.95           $    15.53     $    18.26     $      19.82
                                                    -----------           ----------     ----------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                  0.09                 0.13           0.15             0.08
Net realized and unrealized gain (loss) on
   investments                                             0.84                (3.56)         (0.35)            0.65
                                                    -----------           ----------     ----------     ------------
     Total from Investment Operations                      0.93                (3.43)         (0.20)            0.73
                                                    -----------           ----------     ----------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   --                (0.15)         (0.15)           (0.17)
In excess of net investment income                           --                   --             --               --(c)
From net realized gains                                      --                   --          (2.34)           (2.12)
Return of capital                                            --                   --          (0.04)              --
                                                    -----------           ----------     ----------     ------------
     Total Distributions Declared
       to Shareholders                                       --                (0.15)         (2.53)           (2.29)
                                                    -----------           ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                      $     12.88           $    11.95     $    15.53     $      18.26
                                                    ===========           ==========     ==========     ============
Total return (d)(e)(f)                                     7.78%(g)           (22.06)%        (0.65)%           3.64%(g)
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)                                               0.99%(i)             1.00%          1.00%            1.00%(i)
Net investment income (h)                                  1.51%(i)             0.96%          0.88%            0.71%(i)
Waiver/reimbursement                                       0.16%(i)             0.13%          0.21%            0.13%(i)
Portfolio turnover rate                                      38%(g)               69%            53%             120%
Net assets, end of period (000's)                   $    38,899           $   27,756     $   25,742     $      4,318

(a) For the period from commencement of operaitons on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Manager and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

SHAREHOLDER MEETING RESULTS
Liberty Growth & Income Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Liberty Value Fund, Variable Series had 10,198,577.979 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                       LIBERTY VALUE FUND, VARIABLE SERIES
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of Liberty Value Fund, Variable Series to, and the assumption of all of the liabilities of the Liberty Value Fund, Variable Series by, the Colonial U.S. Growth & Income Fund, Variable Series, in exchange for shares of the Colonial U.S. Growth & Income Fund, Variable Series and the distribution of such shares to the shareholders of the Liberty Value Fund, Variable Series in complete liquidation of the Liberty Value Fund, Variable Series.

                                                          % OF           % OF
                                          NO. OF       OUTSTANDING      SHARES
                                          SHARES         SHARES          VOTED
                                      --------------   -----------    ----------
   Affirmative                         9,014,841.643      88.393%       88.393%
   Against                               418,060.682       4.099%        4.099%
   Abstain                               765,675.654       7.508%        7.508%

   TOTAL                              10,198,577.979     100.000%      100.000%

   **FUND TOTALS:                   SHARES
   RECORD TOTAL             10,198,577.979
   VOTED SHARES             10,198,577.979
   PERCENT VOTED                   100.000%

PORTFOLIO MANAGER'S DISCUSSION
Liberty S&P 500 Index Fund, Variable Series / June 30, 2003

  Liberty S&P 500 Index Fund, Variable Series seeks capital appreciation by matching the performance of the S&P 500 Index that measures the investment returns of stocks of large US companies.

  Tom O'Brien, a principal of SSgA Funds Management, Inc., is the portfolio manager of the fund.

After a relatively weak start to the new year, returns on stocks were positive during the first half of 2003. The S&P 500 Index rose 11.75% for the six-month period ended June 30, 2003. The fund's performance was comparable to the index for the period. Uncertainty over Iraq quickly dissipated when it became apparent that the major military campaigns of war would be brief and the US economy was stabilizing. Investors responded favorably to fiscal stimulus in the form of a tax package, monetary stimulus from a cut in interest rates and reduced geopolitical concerns.

   Large-cap stocks trailed both mid-cap and small-cap stocks during the first half of the year. Overall, small-cap stocks were the best performers. So far this year, value stocks have edged out growth stocks.

ALL SECTORS RALLY
All ten economic sectors posted gains for the first half of 2003. In an environment which favored sectors that had suffered the worst beatings over the past three years, information technology made the largest positive contribution to returns. Intel, Cisco Systems and Dell Computer turned in the strongest performances (1.5%, 1.3% and 0.9% of net assets, respectively). The financial sector, which struggled early in the year, was another standout performer helped by low interest rates and an outlook for economic improvement. Citigroup, JP Morgan Chase and Bank of America also made strong gains (2.4%, 0.7% and 1.3% of net assets, respectively). In telecommunications, the smallest sector in the S&P 500 Index, Nextel (0.2% of net assets) was the strongest performer.

   The industrial and financial sectors were also home to some of the index's weakest performers. In the industrial sector, Automatic Data Processing (0.2% of net assets) dampened the sector's positive return. ADP shares had a double-digit loss for the period. The weakest performers in the financial sector included AIG, Freddie Mac and Charles Schwab (1.6%, 0.4% and 0.1% of net assets, respectively). In the telecommunications sector, AT&T (0.2% of net assets) had the most significant negative impact on results. The stock lost more than 24% during the period.

FOCUS ON COST-EFFECTIVE EXECUTION
Our focus on cost-effective trade execution is the hallmark of our management style. Unlike actively managed funds where the portfolio managers spend time researching which stocks to include or exclude from a fund, we concentrate on trading in a low-cost manner when buying the stocks listed in the S&P 500 Index.

   We manage the fund with a full replication investment strategy. This approach means that the fund generally holds each of the 500 securities included in the S&P 500 Index in approximately the same weighting as the company's representation in the index. A full replication strategy tends to match the performance of the index more closely than other methods. Of course, the fund's return can diverge from the index: the fund incurs trading costs associated with seeking to maintain the appropriate weight of each security in the index. In addition, the fund may be required to sell securities to meet redemption demand or buy securities to invest new monies that come into the fund.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

The primary risks involved with investing in the fund include equity risk, market risk and tracking error risk. Unlike the S&P 500 Index, the fund incurs administrative expenses and transaction costs in trading stocks. The composition of the S&P 500 Index and the stocks held by the fund may occasionally diverge.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty S&P 500 Index Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                              (CUMULATIVE)
                                6-MONTH      1-YEAR     LIFE
-------------------------------------------------------------
Class B (5/30/00)                11.36        -0.60    -10.24
S&P 500 Index(1)                 11.75         0.25    -10.20

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/30/00 - 6/30/03

             CLASS B SHARES    S&P 500 INDEX
    May-00     $     10,000
 5/31/2000     $     10,008     $     10,000
 6/30/2000     $     10,316     $     10,246
 7/31/2000     $     10,167     $     10,086
 8/31/2000     $     10,784     $     10,713
 9/30/2000     $     10,225     $     10,147
10/31/2000     $     10,201     $     10,104
11/30/2000     $      9,417     $      9,308
12/31/2000     $      9,471     $      9,354
 1/31/2001     $      9,806     $      9,686
 2/28/2001     $      8,935     $      8,803
 3/31/2001     $      8,357     $      8,246
 4/30/2001     $      8,994     $      8,886
 5/31/2001     $      9,053     $      8,946
 6/30/2001     $      8,826     $      8,728
 7/31/2001     $      8,742     $      8,643
 8/31/2001     $      8,190     $      8,102
 9/30/2001     $      7,536     $      7,449
10/31/2001     $      7,679     $      7,591
11/30/2001     $      8,265     $      8,173
12/31/2001     $      8,327     $      8,245
 1/31/2002     $      8,201     $      8,125
 2/28/2002     $      8,041     $      7,968
 3/31/2002     $      8,335     $      8,267
 4/30/2002     $      7,822     $      7,766
 5/31/2002     $      7,763     $      7,710
 6/30/2002     $      7,207     $      7,161
 7/31/2002     $      6,643     $      6,603
 8/31/2002     $      6,677     $      6,646
 9/30/2002     $      5,953     $      5,924
10/31/2002     $      6,467     $      6,445
11/30/2002     $      6,846     $      6,824
12/31/2002     $      6,434     $      6,423
 1/31/2003     $      6,264     $      6,256
 2/28/2003     $      6,170     $      6,162
 3/31/2003     $      6,222     $      6,222
 4/30/2003     $      6,732     $      6,734
 5/31/2003     $      7,081     $      7,088
 6/30/2003     $      7,164     $      7,178

NET ASSET VALUE PER SHARE ($)                               12/31/02     6/30/03
--------------------------------------------------------------------------------
Class B                                                       7.57         8.43

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVERTIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1)  Index performance is from May 31, 2000.

INVESTMENT PORTFOLIO
Liberty S&P 500 Index Fund, Variable Series / June 30, 2003 (Unaudited)

                                                                                   SHARES            VALUE
                                                                              ---------------   ---------------
COMMON STOCKS--96.8%
CONSUMER DISCRETIONARY--13.3%
AUTO COMPONENTS--0.2%
Cooper Tire & Rubber Co.                                                                  300   $         5,277
Dana Corp.                                                                                473             5,468
Delphi Corp.                                                                            2,141            18,477
Goodyear Tire & Rubber Co. (a)                                                            531             2,788
Johnson Controls, Inc.                                                                    330            28,248
Visteon Corp.                                                                             346             2,377
                                                                                                ---------------
                                                                                                         62,635
                                                                                                ---------------
AUTOMOBILES--0.6%
Ford Motor Co.                                                                          7,108            78,117
General Motors Corp.                                                                    2,170            78,120
Harley-Davidson, Inc.                                                                   1,196            47,673
                                                                                                ---------------
                                                                                                        203,910
                                                                                                ---------------
HOTELS RESTAURANTS & LEISURE--1.1%
Carnival Corp.                                                                          2,435            79,162
Darden Restaurants, Inc.                                                                  571            10,838
Harrah's Entertainment, Inc.                                                              419            16,861
Hilton Hotels Corp.                                                                     1,361            17,407
International Game Technology, Inc.                                                       319            32,643
Marriott International, Inc., Class A                                                     926            35,577
McDonald's Corp.                                                                        4,899           108,072
Starbucks Corp. (a)                                                                     1,504            36,878
Starwood Hotels & Resorts Worldwide, Inc.                                                 743            21,242
Wendy's International, Inc.                                                               440            12,747
Yum! Brands, Inc.                                                                       1,161            34,319
                                                                                                ---------------
                                                                                                        405,746
                                                                                                ---------------
HOUSEHOLD DURABLES--0.5%
American Greetings Corp., Class A (a)                                                     257             5,047
Black & Decker Corp.                                                                      278            12,079
Centex Corp.                                                                              250            19,447
Fortune Brands, Inc.                                                                      593            30,955
KB Home Corp.                                                                             190            11,776
Leggett & Platt, Inc.                                                                     716            14,678
Maytag Corp.                                                                              251             6,129
Newell Rubbermaid, Inc.                                                                 1,050            29,400
Pulte Homes, Inc.                                                                         223            13,750
Snap-On, Inc.                                                                             238             6,909
Stanley Works                                                                             381            10,516
Tupperware Corp.                                                                          150             2,154
Whirlpool Corp.                                                                           253            16,116
                                                                                                ---------------
                                                                                                        178,956
                                                                                                ---------------
INTERNET & CATALOG RETAIL--0.3%
eBay, Inc. (a)                                                                          1,222           127,308
                                                                                                ---------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Brunswick Corp.                                                                           391             9,783
Eastman Kodak Co.                                                                       1,148            31,398
Hasbro, Inc.                                                                              672            11,753
Mattel, Inc.                                                                            1,765            33,394
                                                                                                ---------------
                                                                                                         86,328
                                                                                                ---------------
MEDIA--4.0%
AOL Time Warner, Inc. (a)                                                              17,315           278,598
Clear Channel Communications, Inc.                                                      2,366           100,295
Comcast Corp., Special Class A (a)                                                      8,659   $       261,329
Dow Jones & Co., Inc.                                                                     285            12,264
Gannett Co., Inc.                                                                       1,035            79,498
Interpublic Group Cos., Inc.                                                            1,472            19,695
Knight-Ridder, Inc.                                                                       312            21,506
McGraw-Hill Cos., Inc.                                                                    761            47,182
Meredith Corp.                                                                            157             6,908
New York Times Co., Class A                                                               607            27,618
Omnicom Group, Inc.                                                                       733            52,556
Tribune Co.                                                                             1,193            57,622
Univision Communications, Inc., Class A (a)                                               845            25,688
Viacom, Inc., Class B (a)                                                               6,823           297,892
Walt Disney Co.                                                                         7,852           155,077
                                                                                                ---------------
                                                                                                      1,443,728
                                                                                                ---------------
MULTILINE RETAIL--3.8%
Big Lots, Inc. (a)                                                                        401             6,031
Costco Wholesale Corp.                                                                  1,771            64,819
Dillard's, Inc., Class A                                                                  322             4,337
Dollar General Corp.                                                                    1,210            22,095
Family Dollar Stores, Inc.                                                                643            24,530
Federated Department Stores, Inc.                                                         724            26,679
JC Penney Co., Inc.                                                                       976            16,446
Kohl's Corp. (a)                                                                        1,308            67,205
May Department Stores Co.                                                               1,091            24,286
Nordstrom, Inc.                                                                           520            10,150
Sears, Roebuck and Co.                                                                  1,239            41,680
Target Corp.                                                                            3,500           132,440
Wal-Mart Stores, Inc.                                                                  16,976           911,102
                                                                                                ---------------
                                                                                                      1,351,800
                                                                                                ---------------
SPECIALTY RETAIL--2.3%
Autonation, Inc. (a)                                                                    1,004            15,783
AutoZone, Inc. (a)                                                                        388            29,476
Bed Bath & Beyond, Inc. (a)                                                             1,177            45,679
Best Buy Co., Inc. (a)                                                                  1,261            55,383
Circuit City Stores, Inc.                                                                 672             5,914
Gap, Inc.                                                                               3,436            64,459
Home Depot, Inc.                                                                        8,917           295,331
Limited Brands                                                                          2,076            32,178
Lowe's Cos., Inc.                                                                       3,007           129,151
Office Depot, Inc. (a)                                                                  1,176            17,064
RadioShack Corp.                                                                          605            15,918
Sherwin-Williams Co.                                                                      518            13,924
Staples, Inc. (a)                                                                       1,861            34,149
Tiffany & Co.                                                                             589            19,249
TJX Cos., Inc.                                                                          2,106            39,677
Toys R US, Inc. (a)                                                                       846            10,254
                                                                                                ---------------
                                                                                                        823,589
                                                                                                ---------------
TEXTILES & APPAREL--0.3%
Jones Apparel Group, Inc. (a)                                                             531            15,537
Liz Claiborne, Inc.                                                                       406            14,312
Nike, Inc.                                                                              1,029            55,041
Reebok International, Ltd. (a)                                                            285             9,585
VF Corp.                                                                                  453            15,388
                                                                                                ---------------
                                                                                                        109,863
                                                                                                ---------------

                       See Notes to Investment Portfolio.

                                                                                   SHARES            VALUE
                                                                              ---------------   ---------------
CONSUMER STAPLES--8.6%
BEVERAGES--2.7%
Anheuser-Busch Cos., Inc.                                                               3,213   $       164,024
Brown-Forman Corp., Class B                                                               231            18,161
Coca-Cola Co.                                                                           9,562           443,772
Coca-Cola Enterprises, Inc.                                                             1,805            32,761
Coors (Adolph)                                                                            129             6,318
Pepsi Bottling Group, Inc.                                                              1,032            20,661
PepsiCo, Inc.                                                                           6,622           294,679
                                                                                                ---------------
                                                                                                        980,376
                                                                                                ---------------
FOOD & DRUG RETAILING--1.0%
Albertson's, Inc.                                                                       1,373            26,362
CVS Corp.                                                                               1,494            41,877
Kroger Co.                                                                              3,000            50,040
Safeway, Inc. (a)                                                                       1,739            35,580
Supervalu, Inc.                                                                           529            11,278
Sysco Corp.                                                                             2,531            76,031
Walgreen Co.                                                                            3,948           118,835
Winn-Dixie Stores, Inc.                                                                   458             5,638
                                                                                                ---------------
                                                                                                        365,641
                                                                                                ---------------
FOOD PRODUCTS--1.2%
Archer-Daniels-Midland Co.                                                              2,421            31,158
Campbell Soup Co.                                                                       1,618            39,641
ConAgra Foods, Inc.                                                                     2,106            49,702
General Mills, Inc.                                                                     1,431            67,844
Hershey Foods Corp.                                                                       535            37,268
HJ Heinz Co.                                                                            1,314            43,336
Kellogg Co.                                                                             1,599            54,958
McCormick & Co., Inc.                                                                     513            13,954
Sara Lee Corp.                                                                          3,046            57,295
WM Wrigley Jr. Co.                                                                        884            49,707
                                                                                                ---------------
                                                                                                        444,863
                                                                                                ---------------
HOUSEHOLD PRODUCTS--2.0%
Clorox Co.                                                                                826            35,229
Colgate-Palmolive Co.                                                                   2,074           120,188
Kimberly-Clark Corp.                                                                    1,985           103,498
Procter & Gamble Co.                                                                    5,025           448,130
                                                                                                ---------------
                                                                                                        707,045
                                                                                                ---------------
PERSONAL PRODUCTS--0.6%
Alberto-Culver Co., Inc., Class B                                                         219            11,191
Avon Products, Inc.                                                                       904            56,229
Gillette Co.                                                                            4,021           128,109
                                                                                                ---------------
                                                                                                        195,529
                                                                                                ---------------
TOBACCO--1.1%
Altria Group, Inc.                                                                      7,866           357,431
RJ Reynolds Tobacco Holdings, Inc.                                                        300            11,163
UST, Inc.                                                                                 624            21,859
                                                                                                ---------------
                                                                                                        390,453
                                                                                                ---------------

ENERGY--5.7%
ENERGY EQUIPMENT & SERVICES--0.8%
Baker Hughes, Inc.                                                                      1,262            42,365
BJ Services Co. (a)                                                                       581            21,706
Halliburton Co.                                                                         1,711   $        39,353
Nabors Industries, Ltd. (a)                                                               534            21,120
Noble Corp. (a)                                                                           517            17,733
Rowan Cos., Inc.                                                                          340             7,616
Schlumberger, Ltd.                                                                      2,246           106,842
Transocean, Inc. (a)                                                                    1,237            27,177
                                                                                                ---------------
                                                                                                        283,912
                                                                                                ---------------
OIL & GAS--4.9%
Amerada Hess Corp.                                                                        342            16,820
Anadarko Petroleum Corp.                                                                  989            43,981
Apache Corp.                                                                              627            40,793
Ashland, Inc.                                                                             276             8,468
Burlington Resources, Inc.                                                                831            44,932
ChevronTexaco Corp.                                                                     4,151           299,702
ConocoPhillips                                                                          2,605           142,754
Devon Energy Corp.                                                                        943            50,356
EL Paso Corp.                                                                           2,264            18,293
EOG Resources, Inc.                                                                       445            18,619
Exxon Mobil Corp.                                                                      25,894           929,854
Kerr-McGee Corp.                                                                          388            17,382
Marathon Oil Corp.                                                                      1,215            32,015
Occidental Petroleum Corp.                                                              1,475            49,486
Sunoco, Inc.                                                                              339            12,794
Unocal Corp.                                                                            1,014            29,092
                                                                                                ---------------
                                                                                                      1,755,341
                                                                                                ---------------

FINANCIALS--19.8%
BANKS--7.1%
AmSouth Bancorp                                                                         1,295            28,283
Bank of America Corp.                                                                   5,814           459,480
Bank of New York Co., Inc.                                                              2,963            85,186
Bank One Corp.                                                                          4,474           166,343
BB&T Corp.                                                                              1,829            62,735
Charter One Financial, Inc.                                                               826            25,755
Comerica, Inc.                                                                            688            31,992
Fifth Third Bancorp                                                                     2,225           127,582
First Tennessee National Corp.                                                            467            20,506
FleetBoston Financial Corp. (b)                                                         4,044           120,147
Golden West Financial Corp.                                                               604            48,326
Huntington Bancshares, Inc.                                                               861            16,807
KeyCorp                                                                                 1,590            40,179
Marshall & Ilsley Corp.                                                                   830            25,381
Mellon Financial Corp.                                                                  1,684            46,731
National City Corp.                                                                     2,367            77,425
North Fork Bancorporation, Inc.                                                           612            20,845
Northern Trust Corp.                                                                      833            34,811
PNC Financial Services Group, Inc.                                                      1,106            53,984
Regions Financial Corp.                                                                   874            29,524
SouthTrust Corp.                                                                        1,297            35,278
SunTrust Banks, Inc.                                                                    1,096            65,037
Synovus Financial Corp.                                                                 1,216            26,144
Union Planters Corp.                                                                      802            24,886
US Bancorp                                                                              7,477           183,186
Wachovia Corp.                                                                          5,222           208,671

                       See Notes to Investment Portfolio.

                                                                                   SHARES            VALUE
                                                                              ---------------   ---------------
Washington Mutual, Inc.                                                                 3,642   $       150,415
Wells Fargo & Co.                                                                       6,484           326,794
Zions Bancorporation                                                                      340            17,207
                                                                                                ---------------
                                                                                                      2,559,640
                                                                                                ---------------
DIVERSIFIED FINANCIALS--7.9%
American Express Co.                                                                    5,045           210,931
Bear Stearns Cos., Inc.                                                                   392            28,389
Capital One Financial Corp.                                                               867            42,639
Charles Schwab Corp.                                                                    5,230            52,771
Citigroup, Inc.                                                                        19,959           854,245
Countrywide Financial Corp.                                                               497            34,576
Fannie Mae                                                                              3,815           257,284
Federated Investors, Inc.                                                                 428            11,736
Franklin Resources, Inc.                                                                  967            37,781
Freddie Mac                                                                             2,675           135,810
Goldman Sachs Group, Inc.                                                               1,815           152,006
Janus Capital Group, Inc.                                                                 861            14,120
JP Morgan Chase & Co.                                                                   7,821           267,322
Lehman Brothers Holdings, Inc.                                                            941            62,558
MBNA Corp.                                                                              4,930           102,741
Merrill Lynch & Co., Inc.                                                               3,625           169,215
Moody's Corp.                                                                             553            29,149
Morgan Stanley                                                                          4,234           181,004
Principal Financial Group                                                               1,260            40,635
Providian Financial Corp. (a)                                                           1,146            10,612
SLM Corp.                                                                               1,785            69,918
State Street Corp.                                                                      1,316            51,850
T Rowe Price Group, Inc.                                                                  462            17,440
                                                                                                ---------------
                                                                                                      2,834,732
                                                                                                ---------------
INSURANCE--4.5%
ACE, Ltd.                                                                               1,033            35,422
Aflac, Inc.                                                                             2,018            62,054
Allstate Corp.                                                                          2,715            96,790
AMBAC Financial Group, Inc.                                                               390            25,837
American International Group, Inc.                                                     10,119           558,366
AON Corp.                                                                               1,231            29,642
Chubb Corp.                                                                               713            42,780
Cincinnati Financial Corp.                                                                593            21,994
Hartford Financial Services Group, Inc.                                                 1,095            55,144
Jefferson-Pilot Corp.                                                                     545            22,596
John Hancock Financial Services, Inc.                                                   1,072            32,943
Lincoln National Corp.                                                                    717            25,547
Loews Corp.                                                                               763            36,082
Marsh & McLennan Cos., Inc.                                                             2,072           105,817
MBIA, Inc.                                                                                546            26,618
Metlife, Inc.                                                                           2,940            83,261
MGIC Investment Corp.                                                                     359            16,744
Progressive Corp.                                                                         847            61,916
Prudential Financial, Inc.                                                              2,194            73,828
SAFECO Corp.                                                                              555            19,580
St. Paul Cos.                                                                             899            32,822
Torchmark Corp.                                                                           487            18,141
Travelers Property Casualty Corp., Class B                                              3,909            61,645
UnumProvident Corp.                                                                     1,114   $        14,939
XL Capital, Ltd., Class A                                                                 534            44,322
                                                                                                ---------------
                                                                                                      1,604,830
                                                                                                ---------------
REAL ESTATE--0.3%
Apartment Investment & Management Co.                                                     400            13,840
Equity Office Properties Trust                                                          1,562            42,190
Equity Residential                                                                      1,081            28,052
Plum Creek Timber Co., Inc.                                                               682            17,698
Simon Property Group Inc.                                                                 700            27,321
                                                                                                ---------------
                                                                                                        129,101
                                                                                                ---------------

HEALTH CARE--14.4%
BIOTECHNOLOGY--1.3%
Amgen, Inc. (a)                                                                         4,894           325,157
Biogen, Inc. (a)                                                                          623            23,674
Chiron Corp. (a)                                                                          740            32,353
Genzyme Corp. (a)                                                                         842            35,196
MedImmune, Inc. (a)                                                                     1,006            36,588
                                                                                                ---------------
                                                                                                        452,968
                                                                                                ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Applera Corp. - Applied Biosystems Group                                                  804            15,300
Bausch & Lomb, Inc.                                                                       179             6,712
Baxter International, Inc.                                                              2,307            59,982
Becton Dickinson & Co.                                                                    999            38,811
Biomet, Inc.                                                                            1,017            29,147
Boston Scientific Corp. (a)                                                             1,577            96,355
CR Bard, Inc.                                                                             213            15,189
Guidant Corp.                                                                           1,226            54,422
Medtronic, Inc.                                                                         4,744           227,570
St. Jude Medical, Inc.                                                                    696            40,020
Stryker Corp.                                                                             776            53,831
Zimmer Holdings, Inc.                                                                     769            34,643
                                                                                                ---------------
                                                                                                        671,982
                                                                                                ---------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
Aetna, Inc.                                                                               606            36,481
AmerisourceBergen Corp.                                                                   412            28,572
Anthem, Inc. (a)                                                                          557            42,973
Cardinal Health, Inc.                                                                   1,744           112,139
Cigna Corp.                                                                               565            26,521
HCA, Inc.                                                                               1,994            63,888
Health Management Associates, Inc.                                                        926            17,085
Humana, Inc. (a)                                                                          550             8,305
IMS Health, Inc.                                                                          867            15,597
Manor Care, Inc. (a)                                                                      358             8,954
McKesson Corp.                                                                          1,149            41,065
Quest Diagnostics, Inc. (a)                                                               421            26,860
Quintiles Transnational Corp. (a)                                                         396             5,619
Tenet Healthcare Corp. (a)                                                              1,880            21,902
UnitedHealth Group, Inc.                                                                2,282           114,670
WellPoint Health Networks (a)                                                             581            48,978
                                                                                                ---------------
                                                                                                        619,609
                                                                                                ---------------

                       See Notes to Investment Portfolio.

                                                                                   SHARES            VALUE
                                                                              ---------------   ---------------
PHARMACEUTICALS--9.5%
Abbott Laboratories                                                                     6,068   $       265,536
Allergan, Inc.                                                                            508            39,167
Bristol-Myers Squibb Co.                                                                7,543           204,792
Eli Lilly & Co.                                                                         4,366           301,123
Forest Laboratories, Inc. (a)                                                           1,406            76,978
Johnson & Johnson                                                                      11,516           595,377
King Pharmaceuticals, Inc. (a)                                                            854            12,605
Merck & Co., Inc.                                                                       8,700           526,785
Pfizer, Inc.                                                                           30,602         1,045,058
Schering-Plough Corp.                                                                   5,657           105,220
Watson Pharmaceuticals, Inc. (a)                                                          462            18,651
Wyeth                                                                                   5,164           235,220
                                                                                                ---------------
                                                                                                      3,426,512
                                                                                                ---------------

INDUSTRIALS--11.1%
AEROSPACE & DEFENSE--1.7%
Boeing Co.                                                                              3,240           111,197
General Dynamics Corp.                                                                    749            54,302
Goodrich Corp.                                                                            385             8,085
Honeywell International, Inc.                                                           3,307            88,793
Lockheed Martin Corp.                                                                   1,764            83,913
Northrop Grumman Corp.                                                                    710            61,266
Raytheon Co.                                                                            1,584            52,019
Rockwell Collins, Inc.                                                                    673            16,576
United Technologies Corp.                                                               1,812           128,344
                                                                                                ---------------
                                                                                                        604,495
                                                                                                ---------------
AIR FREIGHT & COURIERS--1.0%
FedEx Corp.                                                                             1,157            71,769
Ryder System, Inc.                                                                        264             6,764
United Parcel Service, Inc.                                                             4,374           278,624
                                                                                                ---------------
                                                                                                        357,157
                                                                                                ---------------
AIRLINES--0.2%
Delta Air Lines, Inc.                                                                     400             5,872
Southwest Airlines Co.                                                                  3,039            52,271
                                                                                                ---------------
                                                                                                         58,143
                                                                                                ---------------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc. (a)                                                          292            21,588
Crane Co.                                                                                 250             5,657
Masco Corp.                                                                             1,839            43,860
                                                                                                ---------------
                                                                                                         71,105
                                                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Allied Waste Industries, Inc. (a)                                                         770             7,738
Apollo Group, Inc., Class A (a)                                                           675            41,688
Automatic Data Processing, Inc.                                                         2,320            78,555
Avery Dennison Corp.                                                                      481            24,146
Cendant Corp. (a)                                                                       3,996            73,207
Cintas Corp.                                                                              682            24,170
Concord EFS, Inc. (a)                                                                   1,924            28,321
Convergys Corp. (a)                                                                       680            10,880
Deluxe Corp.                                                                              237            10,618
Equifax, Inc.                                                                             496            12,896
First Data Corp.                                                                        2,897           120,052
Fiserv, Inc. (a)                                                                          764            27,206
H&R Block, Inc.                                                                           670   $        28,977
Monster Worldwide, Inc. (a)                                                               400             7,892
Paychex, Inc.                                                                           1,472            43,144
Pitney Bowes, Inc.                                                                        952            36,566
Robert Half International, Inc.                                                           600            11,364
RR Donnelley & Sons Co.                                                                   481            12,573
Sabre Holdings Corp.                                                                      556            13,705
Waste Management, Inc.                                                                  2,315            55,768
                                                                                                ---------------
                                                                                                        669,466
                                                                                                ---------------
CONSTRUCTION & ENGINEERING--0.0%
Fluor Corp.                                                                               309            10,395
McDermott International, Inc. (a)                                                         150               950
                                                                                                ---------------
                                                                                                         11,345
                                                                                                ---------------
ELECTRICAL EQUIPMENT--0.4%
American Power Conversion Corp.                                                           693            10,804
Cooper Industries, Ltd.                                                                   399            16,479
Emerson Electric Co.                                                                    1,627            83,140
Molex, Inc.                                                                               715            19,298
Power-One, Inc. (a)                                                                       167             1,194
Rockwell Automation, Inc.                                                                 698            16,640
Thomas & Betts Corp. (a)                                                                  150             2,168
                                                                                                ---------------
                                                                                                        149,723
                                                                                                ---------------
INDUSTRIAL CONGLOMERATES--4.1%
3M Co.                                                                                  1,522           196,308
General Electric Co.                                                                   38,737         1,110,977
Textron, Inc.                                                                             565            22,046
Tyco International, Ltd.                                                                7,684           145,842
                                                                                                ---------------
                                                                                                      1,475,173
                                                                                                ---------------
MACHINERY--1.1%
Caterpillar, Inc.                                                                       1,334            74,250
Cummins, Inc.                                                                             180             6,460
Danaher Corp.                                                                             597            40,626
Deere & Co.                                                                               897            40,993
Dover Corp.                                                                               740            22,170
Eaton Corp.                                                                               298            23,426
Illinois Tool Works, Inc.                                                               1,190            78,362
Ingersoll-Rand Co.                                                                        678            32,083
ITT Industries, Inc.                                                                      340            22,256
Navistar International Corp.                                                              271             8,843
Paccar, Inc.                                                                              432            29,186
Pall Corp.                                                                                500            11,250
Parker Hannifin Corp.                                                                     456            19,147
                                                                                                ---------------
                                                                                                        409,052
                                                                                                ---------------
ROAD & RAIL--0.4%
Burlington Northern Santa Fe Corp.                                                      1,403            39,901
CSX Corp.                                                                                 863            25,968
Norfolk Southern Corp.                                                                  1,562            29,990
Union Pacific Corp.                                                                       987            57,266
                                                                                                ---------------
                                                                                                        153,125
                                                                                                ---------------
TRADING COMPANIES & DISTRIBUTION--0.1%
Genuine Parts Co.                                                                         645            20,646
WW Grainger, Inc.                                                                         325            15,197
                                                                                                ---------------
                                                                                                         35,843
                                                                                                ---------------

                       See Notes to Investment Portfolio.

                                                                                   SHARES            VALUE
                                                                              ---------------   ---------------
INFORMATION TECHNOLOGY--14.7%
COMMUNICATIONS EQUIPMENT--2.2%
ADC Telecommunications, Inc. (a)                                                        3,064   $         7,133
Andrew Corp. (a)                                                                          250             2,300
Avaya, Inc. (a)                                                                         1,498             9,677
CIENA Corp. (a)                                                                         2,019            10,479
Cisco Systems, Inc. (a)                                                                27,238           454,602
Comverse Technology, Inc. (a)                                                             736            11,062
Corning, Inc. (a)                                                                       4,874            36,019
JDS Uniphase Corp. (a)                                                                  5,393            18,929
Lucent Technologies, Inc.                                                              15,398            31,258
Motorola, Inc.                                                                          8,908            84,002
Qualcomm, Inc.                                                                          3,045           108,859
Scientific-Atlanta, Inc.                                                                  605            14,423
Tellabs, Inc. (a)                                                                       1,419             9,323
                                                                                                ---------------
                                                                                                        798,066
                                                                                                ---------------
COMPUTERS & PERIPHERALS--3.8%
Apple Computer, Inc. (a)                                                                1,336            25,544
Dell Computer Corp. (a)                                                                 9,978           318,897
EMC Corp.                                                                               8,499            88,985
Gateway, Inc. (a)                                                                         845             3,084
Hewlett-Packard Co.                                                                    11,869           252,810
International Business Machines Corp.                                                   6,704           553,080
Lexmark International Group, Inc.                                                         498            35,243
NCR Corp.                                                                                 380             9,736
Network Appliance, Inc. (a)                                                             1,384            22,435
Sun Microsystems, Inc. (a)                                                             12,407            57,072
                                                                                                ---------------
                                                                                                      1,366,886
                                                                                                ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Agilent Technologies, Inc. (a)                                                          1,873            36,617
Jabil Circuit, Inc. (a)                                                                   815            18,012
Millipore Corp.                                                                           201             8,918
PerkinElmer, Inc.                                                                         537             7,416
Sanmina Corp. (a)                                                                       2,003            12,639
Solectron Corp. (a)                                                                     2,986            11,168
Symbol Technologies, Inc.                                                                 894            11,631
Tektronix, Inc. (a)                                                                       287             6,199
Thermo Electron Corp. (a)                                                                 677            14,231
Waters Corp. (a)                                                                          451            13,138
                                                                                                ---------------
                                                                                                        139,969
                                                                                                ---------------
INTERNET SOFTWARE & SERVICES--0.2%
Yahoo, Inc.                                                                             2,295            75,184
                                                                                                ---------------
IT CONSULTING & SERVICES--0.3%
Computer Sciences Corp. (a)                                                               741            28,247
Electronic Data Systems Corp.                                                           1,791            38,417
Sungard Data Systems, Inc. (a)                                                          1,123            29,097
Unisys Corp. (a)                                                                        1,137            13,962
                                                                                                ---------------
                                                                                                        109,723
                                                                                                ---------------
OFFICE ELECTRONICS--0.1%
Xerox Corp. (a)                                                                         3,009            31,865
                                                                                                ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.2%
Advanced Micro Devices, Inc.                                                            1,337             8,570
Altera Corp. (a)                                                                        1,517            24,879
Analog Devices, Inc. (a)                                                                1,435            49,967
Applied Materials, Inc. (a)                                                             6,369   $       101,012
Applied Micro Circuits Corp. (a)                                                        1,304             7,889
Broadcom Corp., Class A (a)                                                             1,041            25,931
Intel Corp.                                                                            25,353           526,937
KLA-Tencor Corp. (a)                                                                      713            33,147
Linear Technology Corp.                                                                 1,244            40,069
LSI Logic Corp. (a)                                                                     1,591            11,264
Maxim Integrated Products, Inc.                                                         1,287            44,003
Micron Technology, Inc.                                                                 2,324            27,028
National Semiconductor Corp. (a)                                                          695            13,705
Novellus Systems, Inc. (a)                                                                542            19,849
NVIDIA Corp. (a)                                                                          622            14,312
PMC - Sierra, Inc. (a)                                                                    698             8,188
QLogic Corp. (a)                                                                          355            17,157
Teradyne, Inc.                                                                            776            13,433
Texas Instruments, Inc.                                                                 6,663           117,269
Xilinx, Inc. (a)                                                                        1,326            33,561
                                                                                                ---------------
                                                                                                      1,138,170
                                                                                                ---------------
SOFTWARE--4.5%
Adobe Systems, Inc.                                                                       893            28,639
Autodesk, Inc.                                                                            400             6,464
BMC Software, Inc. (a)                                                                    862            14,076
Citrix Systems, Inc. (a)                                                                  661            13,458
Computer Associates International, Inc.                                                 2,239            49,885
Compuware Corp. (a)                                                                     1,536             8,863
Electronic Arts, Inc. (a)                                                                 578            42,766
Intuit, Inc. (a)                                                                          813            36,203
Mercury Interactive Corp. (a)                                                             307            11,853
Microsoft Corp.                                                                        41,615         1,065,760
Novell, Inc. (a)                                                                        1,136             3,499
Oracle Corp. (a)                                                                       20,210           242,924
Parametric Technology Corp. (a)                                                           691             2,108
PeopleSoft, Inc. (a)                                                                    1,281            22,533
Siebel Systems, Inc. (a)                                                                1,775            16,934
Symantec Corp. (a)                                                                        547            23,991
Veritas Software Corp. (a)                                                              1,602            45,929
                                                                                                ---------------
                                                                                                      1,635,885
                                                                                                ---------------

MATERIALS--2.6%
CHEMICALS--1.4%
Air Products & Chemicals, Inc.                                                            892            37,107
Dow Chemical Co.                                                                        3,514           108,793
Du Pont EI de Nemours & Co.                                                             3,824           159,231
Eastman Chemical Co.                                                                      267             8,456
Ecolab, Inc.                                                                            1,020            26,112
Engelhard Corp.                                                                           484            11,989
Great Lakes Chemical Corp.                                                                155             3,162
Hercules, Inc.                                                                            383             3,792
International Flavors & Fragrances, Inc.                                                  327            10,441
Monsanto Co.                                                                              955            20,666
PPG Industries, Inc.                                                                      669            33,945
Praxair, Inc.                                                                             626            37,623
Rohm & Haas Co.                                                                           881            27,337
Sigma-Aldrich Corp.                                                                       253            13,708
                                                                                                ---------------
                                                                                                        502,362
                                                                                                ---------------

                       See Notes to Investment Portfolio.

                                                                                   SHARES            VALUE
                                                                              ---------------   ---------------
CONSTRUCTION MATERIALS--0.0%
Vulcan Materials Co.                                                                      422   $        15,644
                                                                                                ---------------
CONTAINERS & PACKAGING--0.2%
Ball Corp.                                                                                190             8,647
Bemis Co., Inc.                                                                           198             9,266
Pactiv Corp. (a)                                                                          672            13,245
Sealed Air Corp. (a)                                                                      290            13,821
Temple-Inland, Inc.                                                                       213             9,140
                                                                                                ---------------
                                                                                                         54,119
                                                                                                ---------------
METALS & MINING--0.5%
Alcoa, Inc.                                                                             3,268            83,334
Allegheny Technologies, Inc.                                                              282             1,861
Freeport-McMoRan Copper & Gold, Inc., Class B                                             580            14,210
Newmont Mining Corp.                                                                    1,589            51,579
Nucor Corp.                                                                               294            14,362
Phelps Dodge Corp. (a)                                                                    314            12,039
United States Steel Corp.                                                                 409             6,695
Worthington Industries, Inc.                                                              301             4,033
                                                                                                ---------------
                                                                                                        188,113
                                                                                                ---------------
PAPER & FOREST PRODUCTS--0.5%
Boise Cascade Corp.                                                                       250             5,975
Georgia-Pacific Corp.                                                                     909            17,226
International Paper Co.                                                                 1,820            65,029
Louisiana-Pacific Corp. (a)                                                               370             4,011
MeadWestvaco Corp.                                                                        811            20,032
Weyerhaeuser Co.                                                                          857            46,278
                                                                                                ---------------
                                                                                                        158,551
                                                                                                ---------------

TELECOMMUNICATION SERVICES--3.8%
DIVERSIFIED TELECOMMUNICATION--3.3%
Alltel Corp.                                                                            1,243            59,937
AT&T Corp.                                                                              3,044            58,597
BellSouth Corp.                                                                         7,149           190,378
CenturyTel, Inc.                                                                          588            20,492
Citizens Communications Co.                                                             1,079            13,908
Qwest Communications International, Inc.                                                6,656            31,816
SBC Communications, Inc.                                                               12,906           329,748
Sprint Corp. (FON Group)                                                                3,492            50,285
Verizon Communications, Inc.                                                           10,676           421,168
                                                                                                ---------------
                                                                                                      1,176,329
                                                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
AT&T Wireless Services, Inc. (a)                                                       10,488            86,106
Nextel Communications, Inc., Class A (a)                                                3,997            72,266
Sprint Corp. (PCS Group) (a)                                                            3,746            21,540
                                                                                                ---------------
                                                                                                        179,912
                                                                                                ---------------
UTILITIES--2.8%
ELECTRIC UTILITIES--2.2%
Allegheny Energy, Inc. (a)                                                                367   $         3,101
Ameren Corp.                                                                              603            26,592
American Electric Power Co., Inc.                                                       1,521            45,371
Cinergy Corp.                                                                             678            24,944
CMS Energy Corp. (a)                                                                      400             3,240
Consolidated Edison, Inc.                                                                 860            37,221
Constellation Energy Group, Inc.                                                          608            20,854
Dominion Resources, Inc.                                                                1,190            76,481
DTE Energy Co.                                                                            629            24,305
Edison International (a)                                                                1,206            19,815
Entergy Corp.                                                                             869            45,866
Exelon Corp.                                                                            1,252            74,882
FirstEnergy Corp.                                                                       1,159            44,564
FPL Group, Inc.                                                                           726            48,533
PG&E Corp. (a)                                                                          1,622            34,305
Pinnacle West Capital Corp.                                                               312            11,684
PPL Corp.                                                                                 657            28,251
Progress Energy, Inc.                                                                     929            40,783
Public Service Enterprise Group, Inc.                                                     900            38,025
Southern Co.                                                                            2,760            86,002
TECO Energy, Inc.                                                                         600             7,194
TXU Corp.                                                                               1,200            26,940
Xcel Energy, Inc.                                                                       1,457            21,913
                                                                                                ---------------
                                                                                                        790,866
                                                                                                ---------------
GAS UTILITIES--0.3%
KeySpan Corp.                                                                             569            20,171
Kinder Morgan, Inc.                                                                       446            24,374
Nicor, Inc.                                                                               145             5,381
NiSource, Inc.                                                                          1,009            19,171
Peoples Energy Corp.                                                                      152             6,519
Sempra Energy                                                                             780            22,253
                                                                                                ---------------
                                                                                                         97,869
                                                                                                ---------------
MULTI-UTILITIES--0.3%
AES Corp.(a)                                                                            2,526            16,040
Calpine Corp. (a)                                                                       1,526            10,072
Centerpoint Energy, Inc.                                                                1,093             8,908
Duke Energy Corp.                                                                       3,461            69,047
Dynegy, Inc.                                                                            1,600             6,720
Mirant Corp. (a)                                                                        1,228             3,561
Williams Cos., Inc.                                                                     2,058            16,258
                                                                                                ---------------
                                                                                                        130,606
                                                                                                ---------------
TOTAL COMMON STOCKS
  (cost of $38,852,813)                                                                              34,801,143
                                                                                                ---------------

                       See Notes to Investment Portfolio.

                                                                                    PAR              VALUE
                                                                              ---------------   ---------------
U.S. GOVERNMENT OBLIGATION--0.2%
GOVERNMENT ISSUES--0.2%
U.S. Treasury Bills,
  0.900%, 09/11/03
  (cost of $69,874)(c)                                                        $        70,000   $        69,874
                                                                                                ---------------

SHORT-TERM OBLIGATION--2.6%
Repurchase agreement with State
  Street Bank & Trust Co., dated 6/30/03,
  due 07/01/03 at 1.000%, collateralized
  by U.S. Treasury Bond maturing
  2/15/29, market value $975,063
  (repurchase proceeds $954,027)
  (cost of $954,000)                                                                  954,000           954,000
                                                                                                ---------------
TOTAL INVESTMENTS--99.6%
  (cost of $39,876,687)(d)                                                                           35,825,017
                                                                                                ---------------
OTHER ASSETS & LIABILITIES, NET--0.4%                                                                   135,831
                                                                                                ---------------
NET ASSETS--100.0%                                                                              $    35,960,848
                                                                                                ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Investments in Affiliates during the six months ended June 30, 2003:
     Security Name: Fleet Boston Financial Corp., the parent company of the investment manager (see Note 3).

     Shares as of 12/31/02:         3,612
     Shares purchased:                485
     Shares sold:                      53
     Shares as of 06/30/03:         4,044
     Net realized loss:        $      785
     Dividend income earned:   $    2,629
     Value at end of period:   $  120,147

(c) This security, or portion thereof, with total market value of $69,874 is being used to collateralize the futures contracts shown below.
(d) Cost for both financial statements and federal income tax purposes is the same.

Long futures contracts open on June 30, 2003:

                    NUMBER OF    EXPIRATION     UNREALIZED
TYPE                CONTRACTS      MONTH       DEPRECIATION
----                ---------    ----------    ------------
S&P Mini 500           21         September    $    (37,200)
                                               ============

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty S&P 500 Index Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                          $    39,876,687
                                                                              ---------------
Investments, at value                                                         $    35,825,017
Cash                                                                                      643
Receivable for:
   Fund shares sold                                                                   362,519
   Interest                                                                                27
   Dividends                                                                           42,101
   Futures variation margin                                                                78
Deferred Trustees' compensation plan                                                    1,367
Other assets                                                                            3,668
                                                                              ---------------
     TOTAL ASSETS                                                                  36,235,420
                                                                              ---------------
LIABILITIES:
Expense reimbursement due to Distributor                                                1,706
Payable for:
   Fund shares repurchased                                                            234,310
   Distribution fee--Class B                                                              823
   Management fee                                                                      11,662
   Transfer agent fee                                                                     594
   Audit fee                                                                            9,361
   Custody fee                                                                          3,417
   Reports to shareholders                                                             11,332
Deferred Trustees' fee                                                                  1,367
                                                                              ---------------
     TOTAL LIABILITIES                                                                274,572
                                                                              ---------------
NET ASSETS                                                                    $    35,960,848
                                                                              ===============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                               $    43,273,216
Undistributed net investment income                                                   155,839
Accumulated net realized loss                                                      (3,379,337)
Net unrealized depreciation on:
   Investments                                                                     (4,051,670)
   Futures contracts                                                                  (37,200)
                                                                              ---------------
NET ASSETS                                                                    $    35,960,848
                                                                              ===============

CLASS A:
Net assets                                                                    $        71,947
Shares outstanding                                                                      8,505
                                                                              ===============
Net asset value per share                                                     $          8.46
                                                                              ===============

CLASS B:
Net assets                                                                    $    35,888,901
Shares outstanding                                                                  4,254,777
                                                                              ===============
Net asset value per share                                                     $          8.43
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty S&P 500 Index Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                     $       264,805
Interest                                                                                5,071
                                                                              ---------------
   Total Investment Income                                                            269,876
                                                                              ---------------
EXPENSES:
Management fee                                                                         60,420
Distribution fee--Class B                                                              37,680
Pricing and bookkeeping fees                                                            4,818
Transfer agent fee                                                                      3,720
Trustees' fee                                                                           2,701
Custody fee                                                                            12,002
Audit fee                                                                               8,604
Other expenses                                                                          1,879
                                                                              ---------------
   Total Expenses                                                                     131,824
Fees reimbursed by Distributor--Class B                                               (18,566)
Custody earnings credit                                                                   (13)
                                                                              ---------------
   Net Expenses                                                                       113,245
                                                                              ---------------
Net Investment Income                                                                 156,631
                                                                              ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                                                       (499,845)
   Futures contracts                                                                  122,567
                                                                              ---------------
     Net realized loss                                                               (377,278)
                                                                              ---------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                                      3,590,150
   Futures contracts                                                                  (11,785)
                                                                              ---------------
     Net change in unrealized appreciation/depreciation                             3,578,365
                                                                              ---------------
Net Gain                                                                            3,201,087
                                                                              ---------------
Net Increase in Net Assets from Operations                                    $     3,357,718
                                                                              ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty S&P 500 Index Fund, Variable Series

                                                                                (UNAUDITED)
                                                                                SIX MONTHS
                                                                                   ENDED           YEAR ENDED
                                                                                  JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                  2003             2002
----------------------------------                                            ---------------   ---------------
OPERATIONS:
Net investment income                                                         $       156,631   $       245,814
Net realized loss on investments and futures contracts                               (377,278)       (2,364,659)
Net change in unrealized appreciation/depreciation on investments and
   futures contracts                                                                3,578,365        (5,099,064)
                                                                              ---------------   ---------------
        Net Increase (Decrease) from Operations                                     3,357,718        (7,217,909)
                                                                              ---------------   ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                                 --              (587)
   Class B                                                                                 --          (243,630)
Return of capital:
   Class A                                                                                 --               (53)
   Class B                                                                                 --           (21,942)
                                                                              ---------------   ---------------
Total Distributions Declared to Shareholders                                               --          (266,212)
                                                                              ---------------   ---------------

SHARE TRANSACTIONS:
Class A:
   Distributions reinvested                                                                --               640
                                                                              ---------------   ---------------
        Net Increase                                                                       --               640
                                                                              ---------------   ---------------
Class B:
   Subscriptions                                                                    5,545,118        13,853,223
   Distributions reinvested                                                                --           265,572
   Redemptions                                                                     (1,768,215)       (6,727,578)
                                                                              ---------------   ---------------
        Net Increase                                                                3,776,903         7,391,217
                                                                              ---------------   ---------------
Net Increase from Share Transactions                                                3,776,903         7,391,857
                                                                              ---------------   ---------------
Total Increase (Decrease) in Net Assets                                             7,134,621           (92,264)

NET ASSETS:
Beginning of period                                                                28,826,227        28,918,491
                                                                              ---------------   ---------------
End of period (including undistributed net investment income of $155,839
   and overdistributed net investment income of $(792))                       $    35,960,848   $    28,826,227
                                                                              ===============   ===============

CHANGES IN SHARES:
Class A:
   Issued for distributions reinvested                                                     --                85
                                                                              ---------------   ---------------
        Net Increase                                                                       --                85
                                                                              ---------------   ---------------
Class B:
   Subscriptions                                                                      683,736         1,597,362
   Issued for distributions reinvested                                                     --            35,222
   Redemptions                                                                       (227,166)         (749,858)
                                                                              ---------------   ---------------
        Net Increase                                                                  456,570           882,726
                                                                              ---------------   ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty S&P 500 Index Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty S&P 500 Index Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek capital appreciation by matching the performance of a benchmark index that measures the investment returns of stocks of large U.S. companies. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Short-term obligations with a maturity of greater than 60 days are valued at their market yield.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

   Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF               CAPITAL LOSS
    EXPIRATION              CARRYFORWARD
    ----------              ------------
       2008                 $    19,479
       2009                     243,840
       2010                   1,209,651
                            -----------
                            $ 1,472,970
                            ===========

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.40% annually of the Fund's average daily net assets. Columbia, out of the management fee it receives, pays State Street Global Advisors ("SSgA") a sub-advisory fee at the annual rate of $25,000 on average daily net assets up to $50 million and 0.05% on average daily net assets thereafter.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia and LFD have voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund in excess of 0.75% annually of the Fund's average daily net assets. LFD will first reimburse the Class B distribution fee up to 0.25% annually to reach the 0.75% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed to reach the expense limit, Columbia will then waive a portion of its management fee to reach the expense limit. This arrangement may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $13 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $4,250,145 and $732,365, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $  2,628,294
     Gross unrealized depreciation          (6,679,964)
                                          ------------
     Net unrealized depreciation           $(4,051,670)
                                          ============

   OTHER--The Fund may purchase or sell futures contracts. The Fund will use these instruments to hedge against the effects of changes in the portfolio securities due to market conditions and not for trading purposes. The use of futures contracts involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by Columbia of the future direction of the market or stock price or interest rate trends. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

FINANCIAL HIGHLIGHTS
Liberty S&P 500 Index Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                      (UNAUDITED)
                                                       SIX MONTHS                                                PERIOD
                                                         ENDED                YEAR ENDED DECEMBER 31,             ENDED
                                                        JUNE 30,          ------------------------------      DECEMBER 31,
                                                          2003                2000              2001            2000 (a)
                                                      ------------        ------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $       7.57        $       9.89      $      11.31      $      12.00
                                                      ------------        ------------      ------------      ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                     0.04                0.08              0.07              0.07
Net realized and unrealized gain (loss) on
  investments and futures contracts                           0.82               (2.33)            (1.43)            (0.70)
                                                      ------------        ------------      ------------      ------------
     Total from Investment Operations                         0.86               (2.25)            (1.36)            (0.63)
                                                      ------------        ------------      ------------      ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      --               (0.06)            (0.06)            (0.06)
Return of capital                                               --               (0.01)               --                --
                                                      ------------        ------------      ------------      ------------
     Total Distributions Declared to Shareholders               --               (0.07)            (0.06)            (0.06)
                                                      ------------        ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD                        $       8.43        $       7.57      $       9.89      $      11.31
                                                      ============        ============      ============      ============
Total return (c)(d)(e)                                       11.36%(f)          (22.75)%          (12.07)%           (5.29)%(f)
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Expenses (g)                                                  0.75%(h)            0.75%             0.75%             0.75%(h)
Net investment income (g)                                     1.03%(h)            0.88%             0.72%             0.89%(h)
Waiver/reimbursement                                          0.12%(h)            0.14%             0.53%             0.61%(h)
Portfolio turnover rate                                          2%(f)              17%                7%                2%(f)
Net assets, end of period (000's)                     $     35,889        $     28,762      $     28,835      $     12,098

(a) For the period from commencement of operations May 30, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Had the Manager and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return figures do not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

PORTFOLIO MANAGERS DISCUSSION
Liberty Select Value Fund, Variable Series / June 30, 2003

   Liberty Select Value Fund, Variable Series seeks long-term growth.

   Daniel K. Cantor and Jeffrey C. Kinzel are co-managers of the fund Mr. Cantor has been affiliated with Columbia Management Advisors, Inc. and its predecessors since 1985. Mr. Kinzel has been with the firm and its predecessors since 1991.

CONSERVATIVE STRATEGY RESTRAINED PERFORMANCE
The fund continued to focus on stable, less risky value stocks during the period. This strategy, which helped the fund outperform in previous periods, restrained performance during the past six months as more aggressive stocks did particularly well. Stock selection in the technology, consumer discretionary and health care sectors also hampered the fund's performance relative to its benchmark and peer group.

   The reporting period was marked by a sharp shift in investor sentiment. Uncertainty related to the war in Iraq dominated the first quarter of 2003, resulting in weak equity returns. However, in the second quarter, expectations for economic recovery fueled a strong rally. Investors responded favorably to the relatively swift end to the major fighting in Iraq, further interest rate cuts and increasing consumer confidence. Legislation that included reductions in dividend and capital gains tax rates further buoyed the market. With investors demonstrating an increased appetite for risk, aggressive, volatile stocks were the top performers. Among the biggest gainers were technology stocks and companies with high amounts of debt on their balance sheets.

ECLECTIC MIX OF GOOD AND POOR PERFORMERS
Dean Foods, a leading dairy processor, and Cendant, a diversified travel and real estate company (2.6% and 1.5% of net assets, respectively), contributed most positively to the fund's performance. Other strong gains came from AMR, the parent company of American Airlines, and Federated Department Stores, Inc., the country's largest upscale department store company (0.6% and 1.9% of net assets, respectively).

   Individual issues that hurt performance included HCA, the nation's largest for-profit hospital company, and Pepsi Bottling Group (0.7% and 0.8% of net assets, respectively). HCA declined because hospital admissions growth was lower than expected and because a potential regulatory change could have a negative impact on earnings. Pepsi Bottling Group performed poorly primarily because cold weather and a lull in new product introductions hurt first quarter sales and earnings.

A GRADUAL CHANGE IN STRATEGY
During the period, we pared back investments in several defensive stocks to create a somewhat more aggressively positioned portfolio. We eliminated the fund's position in Patterson Dental, a manufacturer of dental supplies, because we believed the shares were fully valued, and we trimmed our holdings in Ecolab and Zebra Technologies (0.3% and 1.1% of net assets, respectively). We gradually added to more cyclical areas, such as paper companies Georgia-Pacific and Meadwestvaco (1.2% and 1.1% of net assets, respectively), as well as Carlisle Companies (1.1% of net assets), a diversified industrial firm. We expect these companies to benefit from an economic recovery.

   We continue to manage the fund consistent with our objective of running a concentrated portfolio of about 100 securities. During the period we increased the number of investments to 101 from 97 at the start of the year. In addition, we lowered our cash and cash equivalents from 8.9 to 4.7% of net assets.

OUTLOOK
We continue to focus on identifying well-managed companies in good or improving businesses with attractive valuations. We believe that the pendulum favoring aggressive stocks may have swung too far, and that the market could rotate back to the higher quality names that the fund tends to favor. Longer term, the lower capital gains tax rate included in President Bush's fiscal package is likely to help stocks. More importantly, the reduction in taxes on dividends should benefit value stocks disproportionately, as they tend to pay higher dividends than growth stocks.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the Liberty Select Value Fund, Variable Series offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. The value and returns earned on an investment in the fund may also be affected by stock market fluctuations. Mid-cap stocks can present special risks including greater price volatility than stocks of larger, more established companies.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty Select Value Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                                (CUMULATIVE)
                                  6-MONTH      1-YEAR     LIFE
--------------------------------------------------------------
Class B (5/30/00)                   7.51        -6.32     3.14
S&P MidCap 400 Index(1)            12.41        -0.71     1.45

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/30/00 - 6/30/03

             CLASS B SHARES   S&P MIDCAP 400 INDEX
    May-00     $     10,200           $     10,000
 6/30/2000     $     10,066           $     10,147
 7/31/2000     $     10,333           $     10,307
 8/31/2000     $     11,184           $     11,459
 9/30/2000     $     10,983           $     11,381
10/31/2000     $     11,034           $     10,995
11/30/2000     $     10,309           $     10,165
12/31/2000     $     11,139           $     10,942
 1/31/2001     $     11,551           $     11,186
 2/28/2001     $     11,206           $     10,548
 3/31/2001     $     10,961           $      9,764
 4/30/2001     $     11,769           $     10,841
 5/31/2001     $     12,098           $     11,094
 6/30/2001     $     11,862           $     11,049
 7/31/2001     $     11,962           $     10,885
 8/31/2001     $     11,660           $     10,529
 9/30/2001     $     10,221           $      9,219
10/31/2001     $     10,423           $      9,626
11/30/2001     $     11,062           $     10,343
12/31/2001     $     11,525           $     10,876
 1/31/2002     $     11,618           $     10,820
 2/28/2002     $     11,812           $     10,833
 3/31/2002     $     12,361           $     11,607
 4/30/2002     $     12,395           $     11,553
 5/31/2002     $     12,437           $     11,357
 6/30/2002     $     11,744           $     10,526
 7/31/2002     $     10,908           $      9,505
 8/31/2002     $     10,984           $      9,553
 9/30/2002     $      9,819           $      8,783
10/31/2002     $     10,021           $      9,164
11/30/2002     $     10,603           $      9,694
12/31/2002     $     10,232           $      9,296
 1/31/2003     $      9,970           $      9,024
 2/28/2003     $      9,742           $      8,810
 3/31/2003     $      9,717           $      8,884
 4/30/2003     $     10,334           $      9,529
 5/31/2003     $     10,925           $     10,319
 6/30/2003     $     11,002           $     10,451

NET ASSET VALUE PER SHARE ($)                               12/31/02     6/30/03
--------------------------------------------------------------------------------
Class B                                                       12.11       13.02

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) MidCap 400 Index is an unmanaged index that tracks the performance of middle-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1)  Index performance is from May 31, 2000.

INVESTMENT PORTFOLIO
Liberty Select Value Fund, Variable Series / June 30, 2003 (Unaudited)

                                                         SHARES           VALUE
                                                     -------------    -------------
COMMON STOCKS--99.2%
CONSUMER DISCRETIONARY--18.9%
AUTO COMPONENTS--4.2%
Gentex Corp. (a)                                             9,700    $     296,917
Johnson Controls, Inc.                                       3,000          256,800
Lear Corp. (a)                                               7,900          363,558
Superior Industries International                            7,400          308,580
                                                                      -------------
                                                                          1,225,855
                                                                      -------------
HOTELS RESTAURANTS & LEISURE--4.7%
Brinker International, Inc. (a)                             14,000          504,280
Darden Restaurants, Inc.                                     8,700          165,126
Harrah's Entertainment, Inc. (a)                             5,300          213,272
International Game Technology, Inc.                          3,000          306,990
Six Flags, Inc. (a)                                         28,000          189,840
                                                                      -------------
                                                                          1,379,508
                                                                      -------------
HOUSEHOLD DURABLES--1.2%
Newell Rubbermaid, Inc.                                     12,600          352,800
                                                                      -------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Mattel, Inc.                                                12,600          238,392
                                                                      -------------
MEDIA--2.5%
Knight-Ridder, Inc.                                          3,300          227,469
Mediacom Communications Corp. (a)                           18,800          185,556
The New York Times Co., Class A                              7,000          318,500
                                                                      -------------
                                                                            731,525
                                                                      -------------
MULTI-LINE RETAIL--1.9%
Federated Department Stores, Inc.                           15,000          552,750
                                                                      -------------
SPECIALTY RETAIL--3.1%
Borders Group, Inc. (a)                                     13,100          230,691
Ross Stores, Inc.                                            4,400          188,056
TJX Companies., Inc.                                        26,000          489,840
                                                                      -------------
                                                                            908,587
                                                                      -------------
TEXTILES & APPAREL--0.5%
Wolverine World Wide, Inc.                                   7,100          136,746
                                                                      -------------

CONSUMER STAPLES--5.5%
BEVERAGES--0.8%
Pepsi Bottling Group, Inc.                                  12,000          240,240
                                                                      -------------
FOOD PRODUCTS--3.1%
Dean Foods Co. (a)                                          24,300          765,450
Hormel Foods Corp.                                           5,900          139,830
                                                                      -------------
                                                                            905,280
                                                                      -------------
PERSONAL PRODUCTS--1.6%
Avon Products, Inc.                                          7,400          460,280
                                                                      -------------

ENERGY--7.4%
ENERGY EQUIPMENT & SERVICES--3.2%
BJ Services Co. (a)                                          5,400          201,744
Noble Corp. (a)                                              8,200          281,260
Transocean, Inc. (a)                                        12,650    $     277,920
Weatherford International, Ltd. (a)                          4,400          184,360
                                                                      -------------
                                                                            945,284
                                                                      -------------
OIL & GAS--4.2%
Amerada Hess Corp.                                           7,100          349,178
Occidental Petroleum Corp.                                   6,100          204,655
XTO Energy, Inc.                                            32,833          660,272
                                                                      -------------
                                                                          1,214,105
                                                                      -------------

FINANCIALS--22.1%
BANKS--11.2%
Banknorth Group, Inc.                                       11,800          301,136
Charter One Financial, Inc.                                  9,895          308,526
City National Corp.                                          6,300          280,728
Cullen/Frost Bankers, Inc.                                   3,800          121,980
Golden West Financial Corp.                                  8,600          688,086
Greenpoint Financial Corp.                                   9,000          458,460
North Fork Bancorporation, Inc.                             13,900          473,434
Sovereign Bancorp, Inc.                                     26,500          414,725
Webster Financial Corp.                                      6,100          230,580
                                                                      -------------
                                                                          3,277,655
                                                                      -------------
DIVERSIFIED FINANCIALS--4.4%
Bear Stearns Cos., Inc.                                      3,700          267,954
Citigroup, Inc.                                              6,831          292,367
Janus Capital Group, Inc.                                   30,700          503,480
Lehman Brothers Holdings, Inc.                               3,500          232,680
                                                                      -------------
                                                                          1,296,481
                                                                      -------------
INSURANCE--6.5%
AMBAC Financial Group, Inc.                                  7,250          480,312
Cincinnati Financial Corp.                                   3,300          122,397
Loews Corp.                                                  3,300          156,057
Nationwide Financial Services, Class A                       5,300          172,250
PMI Group, Inc.                                             12,300          330,132
Radian Group, Inc.                                           9,900          362,835
St. Paul Companies, Inc.                                     7,900          288,429
                                                                      -------------
                                                                          1,912,412
                                                                      -------------

HEALTH CARE--4.9%
HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
Biomet, Inc.                                                10,000          286,600
                                                                      -------------
HEALTH CARE PROVIDERS & SERVICES--3.9%
Anthem, Inc. (a)                                             2,700          208,305
First Health Group Corp. (a)                                15,800          436,080
HCA, Inc.                                                    6,800          217,872
WellPoint Health Networks (a)                                3,200          269,760
                                                                      -------------
                                                                          1,132,017
                                                                      -------------

INDUSTRIALS--11.8%
AEROSPACE & DEFENSE--0.9%
Alliant Techsystems, Inc. (a)                                3,300          171,303
Northrop Grumman Corp.                                       1,200          103,548
                                                                      -------------
                                                                            274,851
                                                                      -------------

                       See Notes to Investment Portfolio.

                                                         SHARES           VALUE
                                                     -------------    -------------
AIR FREIGHT & LOGISTICS--0.6%
CNF, Inc.                                                    6,500    $     164,970
                                                                      -------------
AIRLINES--0.6%
AMR Corp. (a)                                               16,600          182,600
                                                                      -------------
COMMERCIAL SERVICES & SUPPLIES--4.1%
The Brinks Co.                                              18,000          262,260
Cendant Corp. (a)                                           24,400          447,008
DST Systems, Inc. (a)                                        6,500          247,000
Manpower, Inc.                                               6,700          248,503
                                                                      -------------
                                                                          1,204,771
                                                                      -------------
ELECTRICAL EQUIPMENT--0.4%
Ametek, Inc.                                                 3,000          109,950
                                                                      -------------
INDUSTRIAL CONGLOMERATES--1.1%
Carlisle Cos., Inc.                                          7,900          333,064
                                                                      -------------
MACHINERY--4.1%
Dover Corp.                                                  4,800          143,808
Ingersoll-Rand Co.                                           6,000          283,920
Mueller Industries, Inc. (a)                                 4,700          127,417
Navistar International Corp. (a)                            14,300          466,609
Parker Hannifin Corp.                                        4,000          167,960
                                                                      -------------
                                                                          1,189,714
                                                                      -------------
INFORMATION TECHNOLOGY--10.1%
COMMUNICATIONS EQUIPMENT--0.9%
Andrew Corp. (a)                                            28,900          265,880
                                                                      -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.9%
Amphenol Corp. (a)                                          10,000          468,200
Arrow Electronics, Inc. (a)                                 10,400          158,496
AVX Corp.                                                   13,600          149,464
Littelfuse, Inc. (a)                                        11,000          245,960
Millipore Corp. (a)                                          7,900          350,523
Varian, Inc. (a)                                             6,700          232,289
Vishay Intertechnology, Inc. (a)                             9,450          124,740
                                                                      -------------
                                                                          1,729,672
                                                                      -------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--1.1%
Affiliated Computer Services, Inc. (a)                       6,900          315,537
                                                                      -------------
OFFICE ELECTRONICS--1.1%
Zebra Technologies Corp. (a)                                 4,200          315,798
                                                                      -------------
SOFTWARE--1.1%
Reynolds & Reynolds Co.                                     11,100          317,016
                                                                      -------------

MATERIALS--11.1%
CHEMICALS--7.7%
Air Products & Chemicals, Inc.                               6,800          282,880
Eastman Chemical Co.                                         9,100          288,197
Ecolab, Inc.                                                 3,600           92,160
Engelhard Corp.                                              8,500          210,545
International Flavors & Fragrances, Inc.                    12,900          411,897
Lubrizol Corp.                                               7,900          244,821
OM Group, Inc. (a)                                           4,700           69,231
PPG Industries, Inc.                                         6,700    $     339,958
Praxair, Inc.                                                5,300          318,530
                                                                      -------------
                                                                          2,258,219
                                                                      -------------
CONTAINERS & PACKAGING--0.8%
Packaging Corp. of America (a)                              12,200          224,846
                                                                      -------------
PAPER & FOREST PRODUCTS--2.6%
Boise Cascade Corp.                                          4,500          107,550
Georgia-Pacific Corp.                                       18,100          342,995
MeadWestvaco Corp.                                          12,634          312,060
                                                                      -------------
                                                                            762,605
                                                                      -------------

TELECOMMUNICATION SERVICES--1.4%
WIRELESS TELECOMMUNICATION SERVICES--1.4%
Telephone & Data Systems, Inc.                               8,500          422,450
                                                                      -------------

UTILITIES--6.0%
ELECTRIC UTILITIES--5.4%
Allete, Inc.                                                 6,700          177,885
Entergy Corp.                                                5,400          285,012
Exelon Corp.                                                 7,850          469,509
PPL Corp.                                                    4,800          206,400
Progress Energy, Inc.                                        9,800          430,220
                                                                      -------------
                                                                          1,569,026
                                                                      -------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Energy East Corp.                                            9,300          193,068
                                                                      -------------
TOTAL COMMON STOCKS
  (cost of $28,386,403)                                                  29,030,554
                                                                      -------------

                                                          PAR
                                                     -------------
SHORT-TERM OBLIGATION--4.7%
Repurchase agreement with State Street
  Bank & Trust Co., dated
  06/30/03, due 07/01/03 at 1.000%,
  collateralized by a U.S. Treasury
  Bond maturing 02/15/29,
  market value $1,404,752
  (repurchase proceeds $1,372,038)
  (cost of $1,372,000)                               $   1,372,000        1,372,000
                                                                      -------------
TOTAL INVESTMENTS--103.9%
  (cost of $29,758,403) (b)                                              30,402,554
                                                                      -------------
OTHER ASSETS & LIABILITIES, NET--(3.9)%                                  (1,141,655)
                                                                      -------------
NET ASSETS--100.0%                                                    $  29,260,899
                                                                      =============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b)  Cost for financial statement and federal income tax purposes is the same.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Select Value Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                $ 29,758,403
                                                                    ------------
Investments, at value                                               $ 30,402,554
Cash                                                                           3
Receivable for:
   Fund shares sold                                                        1,945
   Interest                                                                   38
   Dividends                                                              18,613
Deferred Trustees' compensation plan                                       1,294
                                                                    ------------
     TOTAL ASSETS                                                     30,424,447
                                                                    ------------

LIABILITIES:
Expense reimbursement due to Distributor                                   1,070
Payable for:
   Fund shares repurchased                                             1,128,986
   Management fee                                                         17,259
   Distribution fee--Class B                                                 237
   Transfer agent fee                                                        594
   Custody fee                                                             1,807
   Reports to Shareholders                                                 6,216
Deferred Trustees' fee                                                     1,294
Other liabilities                                                          6,085
                                                                    ------------
     TOTAL LIABILITIES                                                 1,163,548
                                                                    ------------
NET ASSETS                                                          $ 29,260,899
                                                                    ============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $ 29,644,232
Undistributed net investment income                                       23,929
Accumulated net realized loss                                         (1,051,413)
Net unrealized appreciation on investments                               644,151
                                                                    ------------
NET ASSETS                                                          $ 29,260,899
                                                                    ============

CLASS A:
Net assets                                                          $  1,100,369
Shares outstanding                                                        84,366
                                                                    ============
Net asset value per share                                           $      13.04
                                                                    ============

CLASS B:
Net assets                                                          $ 28,160,530
Shares outstanding                                                     2,163,022
                                                                    ============
Net asset value per share                                           $      13.02
                                                                    ============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Select Value Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                           $    157,167
Interest                                                                  12,217
                                                                    ------------
   Total Investment Income                                               169,384
                                                                    ------------

EXPENSES:
Management fee                                                            92,391
Distribution fee--Class B                                                 31,905
Pricing & bookkeeping fees                                                 5,408
Transfer agent fee                                                         3,720
Trustees' fee                                                              2,708
Custody fee                                                                2,838
Audit fee                                                                  8,604
Other expenses                                                             4,717
                                                                    ------------
   Total Expenses                                                        152,291
Fees reimbursed by Distributor--Class B                                   (7,929)
Custody earnings credit                                                       (3)
                                                                    ------------
   Net Expenses                                                          144,359
                                                                    ------------
Net Investment Income                                                     25,025
                                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                        (982,265)
Net change in unrealized appreciation/depreciation on investments      3,076,733
                                                                    ------------
Net Gain                                                               2,094,468
                                                                    ------------
Net Increase in Net Assets from Operations                          $  2,119,493
                                                                    ============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Select Value Fund, Variable Series

                                                                     (UNAUDITED)
                                                                     SIX MONTHS        YEAR
                                                                        ENDED         ENDED
                                                                      JUNE 30,     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                      2003           2002
----------------------------------                                  ------------   ------------
OPERATIONS:
Net investment income                                               $     25,025   $     18,662
Net realized loss on investments                                        (982,265)       (64,635)
Net change in unrealized appreciation/depreciation on investments      3,076,733     (2,874,205)
                                                                    ------------   ------------
        Net Increase (Decrease) from Operations                        2,119,493     (2,920,178)
                                                                    ------------   ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                                                                    --         (1,387)
   Class B                                                                    --        (20,257)
From net realized gains:
   Class A                                                                    --             --
   Class B                                                                    --             --
                                                                    ------------   ------------
Total Distributions Declared to Shareholders                                  --        (21,644)
                                                                    ------------   ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                         439,707        546,422
   Distributions reinvested                                                   --          1,387
   Redemptions                                                           (54,942)        (9,127)
                                                                    ------------   ------------
        Net Increase                                                     384,765        538,682
                                                                    ------------   ------------
Class B:
   Subscriptions                                                       3,623,415     14,432,250
   Distributions reinvested                                                   --         20,257
   Redemptions                                                        (2,114,167)    (3,803,086)
                                                                    ------------   ------------
        Net Increase                                                   1,509,248     10,649,421
                                                                    ------------   ------------
Net Increase from Share Transactions                                   1,894,013     11,188,103
                                                                    ------------   ------------
Total Increase in Net Assets                                           4,013,506      8,246,281

NET ASSETS:
Beginning of period                                                   25,247,393     17,001,112
                                                                    ------------   ------------
End of period (including undistributed net investment income of
   $23,929 and overdistributed net investment income of $(1,096))   $ 29,260,899   $ 25,247,393
                                                                    ============   ============

CHANGES IN SHARES:
Class A:
   Subscriptions                                                          36,646         44,354
   Issued for distributions reinvested                                        --            115
   Redemptions                                                            (4,440)          (752)
                                                                    ------------   ------------
        Net Increase                                                      32,206         43,717
                                                                    ------------   ------------
Class B:
   Subscriptions                                                         298,970      1,069,404
   Issued for distributions reinvested                                        --          1,685
   Redemptions                                                          (169,333)      (275,153)
                                                                    ------------   ------------
        Net Increase                                                     129,637        795,936
                                                                    ------------   ------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Select Value Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Select Value Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Colonial Management Associates, Inc. ("Colonial"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Colonial with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2010                                $ 20,614

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.70% annually of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia and LFD have voluntarily agreed to reimburse all expenses, including management fees and distribution fees, but excluding interest, taxes, brokerage and extraordinary expenses incurred by the Fund, in excess of 1.10% annually of the Fund's average daily net assets. LFD will first reimburse the Class B distribution fee up to 0.25% annually to reach the 1.10% limit on Class B expenses. If additional reimbursement is needed to meet the limit for each class, Columbia will then reimburse other expenses to the extent necessary. If additional reimbursement is still needed to reach the expense limit, Columbia will then waive a portion of its management fee to reach the expense limit. This arrangement may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $3 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $6,439,834 and $2,550,298, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

Gross unrealized appreciation              $  3,285,061
Gross unrealized depreciation                (2,640,910)
                                           ------------
Net unrealized appreciation                $    644,151
                                           ============

   OTHER--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Liberty Select Value Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                               (UNAUDITED)
                                                SIX MONTHS                                      PERIOD
                                                  ENDED          YEAR ENDED DECEMBER 31,        ENDED
                                                 JUNE 30,        -----------------------     DECEMBER 31,
                                                   2003            2002          2001          2000 (a)
                                               -----------       ---------     ---------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     12.11       $   13.65     $   13.24     $      12.00
                                               -----------       ---------     ---------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                             0.01            0.01          0.05             0.09
Net realized and unrealized gain (loss)
   on investments                                     0.90           (1.54)         0.41             1.28
                                               -----------       ---------     ---------     ------------
     Total from Investment Operations                 0.91           (1.53)         0.46             1.37
                                               -----------       ---------     ---------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              --           (0.01)        (0.03)           (0.07)
From net realized gains                                 --              --         (0.02)              --(c)
Return of capital                                       --              --            --            (0.06)
                                               -----------       ---------     ---------     ------------
     Total Distributions Declared
       to Shareholders                                  --           (0.01)        (0.05)           (0.13)
                                               -----------       ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                 $     13.02       $   12.11     $   13.65     $      13.24
                                               ===========       =========     =========     ============
Total return (d)(e)(f)                                7.51%(g)      (11.21)%        3.47%           11.38%(g)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                                          1.10%(i)        1.10%         1.10%            1.10%(i)
Net investment income (h)                             0.18%(i)        0.09%         0.34%            1.13%(i)
Waiver/reimbursement                                  0.06%(i)        0.08%         0.73%            1.56%(i)
Portfolio turnover rate                                 10%(g)          21%           15%              26%(g)
Net assets, end of period (000's)              $    28,161       $  24,615     $  16,886     $      3,762

(a) For the period from commencement of operations on May 30, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Distributor and/or Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

PORTFOLIO MANAGER'S DISCUSSION
Newport Tiger Fund, Variable Series / June 30, 2003

   Newport Tiger Fund, Variable Series seeks long-term capital appreciation.

   Eric Sandlund has managed the fund since August 2002.

Early in the six-month period, the war in Iraq, slow economic growth and the SARS (severe acute respiratory syndrome) epidemic had a negative effect on the Asian stock markets. However, once the major military campaigns in Iraq were over and SARS appeared under control, the stock markets began to recover.

   During the six-month period that ended June 30, 2003, the fund benefited from this reversal of fortune in the markets. However, it underperformed its benchmark, the MSCI AC Free Asia ex Japan Index, because of an overweight position in Hong Kong. Hong Kong was severely affected by the SARS epidemic. Performance was also hurt by the fund's position in Infosys Technologies (2.8% of net assets), an India-based technology services company. Infosys's share price declined after forecasting disappointing earnings. We continue to hold Infosys in the portfolio because we believe it has a competitive advantage in the rapidly growing area of technology outsourcing.

SHIFT IN SOME LONG-TERM HOLDINGS
We trimmed some of our long-term holdings in China, Singapore and Hong Kong. In China we reduced Huaneng Power International (3.7% of net assets), which had appreciated nicely. We also sold Legend Group, a personal computer manufacturer, because we were concerned that increased competition from multinational companies selling into the China market would cut into Legend's market share and profits. In Singapore, we reduced our positions in Singapore Press Holdings (2.7% of net assets) and Venture Corp. (0.8% of net assets). Also we eliminated our position in Singapore Technologies Engineering during the period. We made the biggest reductions in Hong Kong. We pared back on our positions in Hang Seng Bank (2.7% of net assets) and Hong Kong and China Gas (3.9% of net assets).

BUILDING POSITIONS IN SOUTHEAST ASIA
We invested the proceeds from these sales primarily in the Philippines, Indonesia, Taiwan and India, where we favored companies with attractive valuations and prospects for significant growth. In the Philippines and Indonesia, declining interest rates, strengthening currencies relative to the US dollar, and improving economies provided a favorable backdrop for stocks.

We added Philippine Long Distance Telephone (PLDT) (1.4% of net assets), the country's largest integrated telephone company. PLDT has restructured its balance sheet, dramatically reducing its debt and improving its cash flow. We believe the company should be in a position to pay a dividend by 2005.

   In Indonesia, we purchased Astra International (1.2% of net assets), a conglomerate whose core business is selling automobiles and motor cycles in distributorships throughout the Indonesian archipelago. Astra also runs heavy equipment, agriculture and vehicle financing businesses. The company has significantly improved its balance sheet and should benefit from low interest rates. We also invested in Telkom Indonesia (0.9% of net assets). The country's leading wireless company, Telkom Indonesia has been paying an attractive dividend.

   We increased our share in technology companies in Taiwan, whose stock prices had been beaten down below what we thought they were worth. We added to Asustek (1.6% of net assets) and built new positions in Ambit Microsystems, Phoenixtec Power and Realtek Semiconductor (0.9%, 0.4% and 0.9% of net assets, respectively). In an effort to capitalize on the global trend of limiting health care costs, we also invested in Ranbaxy Laboratories Ltd. (1.2% of net assets), a generic pharmaceutical company in India with cost advantages that give it a competitive edge.

GROWING DOMESTIC ECONOMIES SHOULD BENEFIT THE FUND
We believe the fund is well positioned to take advantage of the developing domestic economies of Asia. Many companies are trading at historically low valuations, have good balance sheets and returns on invested capital that either match or exceed their American counterparts. Because exports are a major component of many of the markets in which we invest, an economic recovery in the United States would be an added benefit to the companies in the fund.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the Newport Tiger Fund, Variable Series offers long-term growth potential; however, the net asset value of the fund will fluctuate due to economic and political developments and currency exchange rate fluctuations. Many of the Asian countries are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Newport Tiger Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                          (CUMULATIVE)
                            6-MONTH           1-YEAR        5-YEAR        LIFE
--------------------------------------------------------------------------------
Class B(1) (6/1/00)          8.16             -4.66          6.05        -1.63
MSCI AC Free Asia
  ex Japan Index(2)          9.85             -4.00          4.93        -4.63

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 5/1/95(3) - 6/30/03

              CLASS B SHARES   MSCI AC FREE ASIA EX JAPAN INDEX
    May-95      $     10,000                       $     10,000
 5/31/1995      $     11,100                       $     11,125
 6/30/1995      $     10,900                       $     10,951
 7/31/1995      $     11,200                       $     11,157
 8/31/1995      $     10,851                       $     10,643
 9/30/1995      $     11,050                       $     10,770
10/31/1995      $     11,000                       $     10,584
11/30/1995      $     11,050                       $     10,344
12/31/1995      $     11,501                       $     10,856
 1/31/1996      $     12,661                       $     11,700
 2/29/1996      $     12,560                       $     11,827
 3/31/1996      $     12,560                       $     11,914
 4/30/1996      $     12,510                       $     12,342
 5/31/1996      $     12,460                       $     12,204
 6/30/1996      $     12,208                       $     12,022
 7/31/1996      $     11,552                       $     11,135
 8/31/1996      $     11,956                       $     11,471
 9/30/1996      $     12,308                       $     11,669
10/31/1996      $     12,207                       $     11,447
11/30/1996      $     12,813                       $     11,987
12/31/1996      $     12,851                       $     11,945
 1/31/1997      $     12,750                       $     12,193
 2/28/1997      $     12,750                       $     12,296
 3/31/1997      $     11,985                       $     11,602
 4/30/1997      $     11,781                       $     11,429
 5/31/1997      $     12,852                       $     11,946
 6/30/1997      $     13,464                       $     12,384
 7/31/1997      $     13,668                       $     12,488
 8/31/1997      $     11,324                       $     10,274
 9/30/1997      $     11,681                       $     10,227
10/31/1997      $      9,028                       $      7,954
11/30/1997      $      8,876                       $      7,408
12/31/1997      $      8,850                       $      7,132
 1/31/1998      $      7,556                       $      6,515
 2/28/1998      $      9,212                       $      7,897
 3/31/1998      $      9,161                       $      7,781
 4/30/1998      $      8,385                       $      7,098
 5/31/1998      $      7,246                       $      6,015
 6/30/1998      $      6,522                       $      5,340
 7/31/1998      $      6,004                       $      5,205
 8/31/1998      $      5,124                       $      4,455
 9/30/1998      $      6,003                       $      4,897
10/31/1998      $      7,763                       $      5,961
11/30/1998      $      8,281                       $      6,442
12/31/1998      $      8,281                       $      6,576
 1/31/1999      $      7,806                       $      6,472
 2/28/1999      $      7,806                       $      6,345
 3/31/1999      $      8,492                       $      7,106
 4/30/1999      $     10,338                       $      8,405
 5/31/1999      $      9,652                       $      8,224
 6/30/1999      $     10,707                       $      9,509
 7/31/1999      $     10,707                       $      9,300
 8/31/1999      $     10,760                       $      9,530
 9/30/1999      $     10,338                       $      8,863
10/31/1999      $     11,023                       $      9,148
11/30/1999      $     12,342                       $     10,017
12/31/1999      $     13,912                       $     10,829
 1/31/2000      $     13,274                       $     10,776
 2/29/2000      $     13,646                       $     10,551
 3/31/2000      $     14,177                       $     10,799
 4/30/2000      $     13,274                       $      9,809
 5/31/2000      $     12,530                       $      8,955
 6/30/2000      $     13,864                       $      9,429
 7/31/2000      $     13,811                       $      9,026
 8/31/2000      $     13,757                       $      8,959
 9/30/2000      $     12,851                       $      7,932
10/31/2000      $     12,211                       $      7,309
11/30/2000      $     11,571                       $      7,026
12/31/2000      $     11,786                       $      7,015
 1/31/2001      $     12,701                       $      7,918
 2/28/2001      $     11,947                       $      7,543
 3/31/2001      $     10,548                       $      6,690
 4/30/2001      $     11,140                       $      6,700
 5/31/2001      $     10,817                       $      6,690
 6/30/2001      $     10,494                       $      6,530
 7/31/2001      $     10,279                       $      6,283
 8/31/2001      $      9,633                       $      6,185
 9/30/2001      $      8,126                       $      5,213
10/31/2001      $      8,395                       $      5,494
11/30/2001      $      9,364                       $      6,228
12/31/2001      $      9,823                       $      6,746
 1/31/2002      $      9,823                       $      7,015
 2/28/2002      $      9,606                       $      7,067
 3/31/2002      $      9,985                       $      7,542
 4/30/2002      $      9,985                       $      7,618
 5/31/2002      $      9,660                       $      7,446
 6/30/2002      $      9,171                       $      7,075
 7/31/2002      $      8,682                       $      6,807
 8/31/2002      $      8,465                       $      6,687
 9/30/2002      $      7,760                       $      5,951
10/31/2002      $      8,086                       $      6,253
11/30/2002      $      8,520                       $      6,585
12/31/2002      $      8,084                       $      6,184
 1/31/2003      $      8,084                       $      6,235
 2/28/2003      $      7,809                       $      5,983
 3/31/2003      $      7,479                       $      5,703
 4/30/2003      $      7,644                       $      5,883
 5/31/2003      $      8,194                       $      6,391
 6/30/2003      $      8,743                       $      6,793

NET ASSET VALUE PER SHARE ($)                              12/31/02     6/30/03
--------------------------------------------------------------------------------
Class B                                                      1.47        1.59

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The MSCI (Morgan Stanley Capital International) AC Free Asia ex Japan Index is an unmanaged index that tracks the performance of equity securities in eleven countries in Asia, excluding Japan and taking into account local market restrictions on share ownership by foreigners. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class of shares would be lower.

(2)  Index performance is from April 30, 1995.

(3)  Inception date of class A shares (older existing share class).

INVESTMENT PORTFOLIO
Newport Tiger Fund, Variable Series / June 30, 2003 (Unaudited)

                                                         SHARES           VALUE
                                                     -------------    -------------
COMMON STOCKS--96.6%
CONSUMER DISCRETIONARY--11.3%
AUTOMOBILES--3.1%
Hyundai Motors Co., Ltd.                                    15,200    $     402,110
PT Astra International Tbk (a)                             596,500          258,483
                                                                      -------------
                                                                            660,593
                                                                      -------------
HOTELS, RESTAURANTS & LEISURE--2.4%
Genting Berhad                                             128,000          505,263
                                                                      -------------
MEDIA--3.8%
Singapore Press Holdings Ltd.                               54,164          562,943
Television Broadcasts Ltd.                                  66,000          235,710
                                                                      -------------
                                                                            798,653
                                                                      -------------
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Li & Fung Ltd.                                             328,000          422,716
                                                                      -------------

CONSUMER STAPLES--1.1%
FOOD & DRUG RETAILING--0.2%
Convenience Retail Asia Ltd. (a)                           198,000           45,957
                                                                      -------------
FOOD PRODUCTS--0.9%
Nestle India Ltd.                                           14,800          186,477
                                                                      -------------

FINANCIALS--27.6%
BANKS--13.3%
Bangkok Bank Public Co., Ltd. (a)                          297,400          395,874
DBS Group Holdings Ltd.                                     32,638          190,925
Hang Seng Bank Ltd.                                         54,300          572,722
Hong Leong Bank Berhad                                     167,000          203,037
Kookmin Bank                                                13,783          415,394
Public Bank Berhad                                         525,750          417,833
Siam Commercial Bank Public Co., Ltd. (a)                  189,500          162,158
United Overseas Bank Ltd.                                   66,000          464,802
                                                                      -------------
                                                                          2,822,745
                                                                      -------------
DIVERSIFIED FINANCIALS--4.3%
Housing Development Finance Corp., Ltd.                     78,108          689,491
Swire Pacific Ltd., Series A                                50,000          218,000
                                                                      -------------
                                                                            907,491
                                                                      -------------
REAL ESTATE--10.0%
City Developments Ltd.                                     133,000          335,380
Henderson Land Development Co., Ltd.                        70,000          200,176
Land & Houses Public Co., Ltd.                           1,827,300          412,630
SM Prime Holdings, Inc.                                  2,599,000          286,806
Sun Hung Kai Properties Ltd.                               173,000          871,861
                                                                      -------------
                                                                          2,106,853
                                                                      -------------
HEALTH CARE--4.2%
PHARMACEUTICALS--4.2%
Dr. Reddy's Laboratories Ltd., ADR                          27,800    $     648,018
Ranbaxy Laboratories Ltd. (a)                               14,700          248,917
                                                                      -------------
                                                                            896,935
                                                                      -------------

INDUSTRIALS--8.2%
ELECTRICAL EQUIPMENT--0.4%
Phoenixtec Power Co., Ltd                                   96,000           80,717
                                                                      -------------
INDUSTRIAL CONGLOMERATES--7.8%
Big C Supercenter
  Public Co., Ltd. (Non Voting Depository Receipts)         99,400           42,057
China Merchants Holdings
  International Co., Ltd.                                  337,000          302,508
Hutchison Whampoa Ltd.                                     156,500          953,271
Kasikornbank Public Co., Ltd.
  (Non Voting Depository Receipts) (a)                     455,000          367,720
                                                                      -------------
                                                                          1,665,556
                                                                      -------------

INFORMATION TECHNOLOGY--21.7%
COMMUNICATIONS EQUIPMENT--1.3%
UTStarcom, Inc. (a)                                          7,800          277,446
                                                                      -------------
COMPUTERS & PERIPHERALS--2.5%
Ambit Microsystems Corp.                                    63,000          194,770
Asustek Computer, Inc.                                     132,000          333,719
                                                                      -------------
                                                                            528,489
                                                                      -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.8%
Venture Corp., Ltd.                                         18,000          164,589
                                                                      -------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--2.8%
Infosys Technologies Ltd.                                    8,557          602,747
                                                                      -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--14.3%
Realtek Semiconductor Corp.                                 92,000          187,402
Samsung Electronics Co., Ltd.                                5,450        1,619,715
Taiwan Semiconductor Manufacturing Co., Ltd. (a)           738,541        1,216,320
                                                                      -------------
                                                                          3,023,437
                                                                      -------------

                       See Notes to Investment Portfolio.

                                                        SHARES            VALUE
                                                     -------------    -------------
MATERIALS--2.1%
CONSTRUCTION MATERIALS--2.1%
The Siam Cement Public Co., Ltd. (Non Voting
  Depository Receipts)                                     123,450    $     440,159
                                                                      -------------

TELECOMMUNICATION SERVICES--10.1%
DIVERSIFIED TELECOMMUNICATION SERVICES--5.8%
PT Telekomunikasi Indonesia                                323,600          181,412
KT Corp., ADR                                               19,200          750,640
Philippine Long Distance Telephone Co. (a)                  27,600          291,667
                                                                      -------------
                                                                          1,223,719
                                                                      -------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
China Mobile (Hong Kong) Ltd. (a)(b)                       385,500          909,600
                                                                      -------------

TRANSPORTATION--1.3%
TRANSPORTATION INFRASTRUCTURE--1.3%
Zhejiang Expressway Co., Ltd.                              692,000          286,183
                                                                      -------------

UTILITIES--9.0%
ELECTRIC UTILITIES--5.1%
Beijing Datang Power Generation Co., Ltd.                  700,000          309,689
Huaneng Power International, Inc.                          686,000          782,929
                                                                      -------------
                                                                          1,092,618
                                                                      -------------
GAS UTILITIES--3.9%
Hong Kong & China Gas Co., Ltd.                            653,002          824,820
                                                                      -------------
TOTAL COMMON STOCKS
  (cost of $17,559,079)                                                  20,473,763
                                                                      -------------

                                                          PAR             VALUE
                                                     -------------    -------------
SHORT-TERM OBLIGATION--1.9%
Repurchase agreement with
  State Street Bank &
  Trust Co., dated 06/30/03,
  due 07/01/03 at 1.000%,
  collateralized by a
  U.S. Treasury Bond
  maturing 2/15/29, market
  value $402,145,
  (repurchase proceeds $393,011)
  (cost of $393,000)                                 $     393,000    $     393,000
                                                                      -------------
TOTAL INVESTMENTS--98.5%
  (cost of $17,952,079) (c)                                              20,866,763
                                                                      -------------
OTHER ASSETS & LIABILITIES, NET--1.5%                                       320,319
                                                                      -------------
NET ASSETS--100.0%                                                    $  21,187,082
                                                                      =============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Represents fair value as determined in good faith under the direction of the Trustees.
(c) Cost for both financial statements and federal income tax purposes is the same.

    SUMMARY OF
    SECURITIES                                                       % OF TOTAL
    BY COUNTRY                                         VALUE         INVESTMENTS
--------------------                                ------------     -----------
Hong Kong                                           $  5,088,668            24.4%
South Korea                                            3,187,859            15.3
India                                                  2,375,649            11.4
Taiwan                                                 2,012,928             9.7
Thailand                                               1,820,598             8.7
Singapore                                              1,718,638             8.2
China                                                  1,378,801             6.6
Malaysia                                               1,126,133             5.4
United States                                            670,446             3.2
Philippines                                              578,474             2.8
Indonesia                                                439,896             2.1
Bermuda                                                  422,716             2.0
Cayman Islands                                            45,957             0.2
                                                    ------------           -----
                                                    $ 20,866,763           100.0%
                                                    ============           =====

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

                  ACRONYM                NAME
                  -------                ----
                    ADR       American Depository Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Newport Tiger Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                $ 17,952,079
                                                                    ------------
Investments, at value                                               $ 20,866,763
Cash                                                                         770
Foreign currency (cost of $54,918)                                        54,915
Receivable for:
   Fund shares sold                                                      410,417
   Interest                                                                   11
   Dividends                                                              19,802
Deferred Trustees' compensation plan                                       3,324
Other assets                                                               1,465
                                                                    ------------
     TOTAL ASSETS                                                     21,357,467
                                                                    ------------

LIABILITIES:
Payable for:
   Investments purchased                                                  36,378
   Fund shares repurchased                                                16,516
   Distribution fee--Class B                                                  47
   Management fee                                                         15,354
   Transfer agent fee                                                        595
   Audit fee                                                               8,553
   Custody fee                                                            12,679
   Reports to shareholders                                                 8,373
   Foreign capital gains tax                                              68,566
Deferred Trustees' fee                                                     3,324
                                                                    ------------
     TOTAL LIABILITIES                                                   170,385
                                                                    ------------
NET ASSETS                                                          $ 21,187,082
                                                                    ============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $ 30,726,250
Undistributed net investment income                                      208,679
Accumulated net realized loss                                        (12,593,812)
Net unrealized appreciation (depreciation) on:
   Investments                                                         2,914,684
   Foreign currency translations                                         (68,719)
                                                                    ------------
NET ASSETS                                                          $ 21,187,082
                                                                    ============

CLASS A:
Net assets                                                          $ 19,604,874
Shares outstanding                                                    12,527,970
                                                                    ============
Net asset value per share                                           $       1.56
                                                                    ============

CLASS B:
Net assets                                                          $  1,582,208
Shares outstanding                                                       994,343
                                                                    ============
Net asset value per share                                           $       1.59
                                                                    ============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Newport Tiger Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                           $    371,075
Interest                                                                   1,686
                                                                    ------------
     Total Investment Income (net of foreign taxes withheld
       of $23,901)                                                       372,761
                                                                    ------------

EXPENSES:
Management fee                                                            98,715
Distribution fee--Class B                                                  1,355
Pricing and bookkeeping fees                                               5,421
Transfer agent fee                                                         3,720
Trustees' fee                                                              2,946
Custody fee                                                               29,965
Audit fee                                                                 11,353
Other expenses                                                             7,106
                                                                    ------------
     Total Expenses                                                      160,581
Custody earnings credit                                                      (61)
                                                                    ------------
     Net Expenses                                                        160,520
                                                                    ------------
Net Investment Income                                                    212,241
                                                                    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY:
Net realized loss on:
   Investments                                                          (453,109)
   Foreign currency transactions                                         (20,565)
   Foreign capital gains tax                                              (3,531)
                                                                    ------------
     Net realized loss                                                  (477,205)
                                                                    ------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                         1,775,847
   Foreign currency translations                                         (68,278)
                                                                    ------------
     Net change in unrealized appreciation/depreciation                1,707,569
                                                                    ------------
Net Gain                                                               1,230,364
                                                                    ------------
Net Increase in Net Assets from Operations                          $  1,442,605
                                                                    ============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Newport Tiger Fund, Variable Series

                                                                    (UNAUDITED)
                                                                     SIX MONTHS        YEAR
                                                                       ENDED          ENDED
                                                                      JUNE 30,     DECEMBER 31
INCREASE (DECREASE) IN NET ASSETS:                                      2003           2002
----------------------------------                                  ------------   ------------
OPERATIONS:
Net investment income                                               $    212,241   $    304,732
Net realized loss on investments and foreign currency transactions
   and foreign capital gains tax                                        (477,205)       (48,595)
Net change in unrealized appreciation/depreciation on investments
   and foreign currency translations                                   1,707,569     (3,025,068)
                                                                    ------------   ------------
       Net Increase (Decrease) from Operations                         1,442,605     (2,768,931)
                                                                    ------------   ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
     Class A                                                                  --       (253,001)
     Class B                                                                  --        (11,587)
Return of capital:
     Class A                                                                  --        (62,217)
     Class B                                                                  --         (2,850)
                                                                    ------------   ------------
Total Distributions Declared to Shareholders                                  --       (329,655)
                                                                    ------------   ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                       3,431,799    349,774,001
   Distributions reinvested                                                   --        315,218
   Redemptions                                                        (8,261,919)  (357,739,000)
                                                                    ------------   ------------
       Net Decrease                                                   (4,830,120)    (7,649,781)
                                                                    ------------   ------------
Class B:
   Subscriptions                                                         449,300      2,488,667
   Distributions reinvested                                                   --         14,437
   Redemptions                                                           (47,833)    (3,501,399)
                                                                    ------------   ------------
       Net Increase (Decrease)                                           401,467       (998,295)
                                                                    ------------   ------------
Net Decrease from Share Transactions                                  (4,428,653)    (8,648,076)
                                                                    ------------   ------------
Total Decrease in Net Assets                                          (2,986,048)   (11,746,662)

NET ASSETS:
Beginning of period                                                   24,173,130     35,919,792
                                                                    ------------   ------------
End of period (including undistributed net investment income of
   $208,679 and overdistributed net investment income of $(3,562))  $ 21,187,082   $ 24,173,130
                                                                    ============   ============

CHANGES IN SHARES:
Class A:
   Subscriptions                                                       2,378,545    199,407,089
   Issued for distributions reinvested                                        --        214,434
   Redemptions                                                        (5,821,645)  (202,704,318)
                                                                    ------------   ------------
       Net Decrease                                                   (3,443,100)    (3,082,795)
                                                                    ------------   ------------
Class B:
   Subscriptions                                                         289,405      1,369,557
   Issued for distributions reinvested                                        --          9,625
   Redemptions                                                           (33,451)    (1,874,153)
                                                                    ------------   ------------
       Net Increase (Decrease)                                           255,954       (494,971)
                                                                    ------------   ------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Newport Tiger Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Newport Tiger Fund, Variable Series (the "Fund"), a series of Liberty Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek capital appreciation. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Liberty Advisory Services Corp., the investment advisor to the Fund and Newport Fund Management, Inc. ("Newport"), the sub-advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Liberty Advisory Services Corp. and Newport with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   FORWARD CURRENCY CONTRACTS--The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

   FOREIGN CAPITAL GAINS TAXES--Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 30%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

   Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2005                              $  2,191,366
       2006                                 5,726,423
       2007                                 1,050,865
       2009                                 2,161,521
       2010                                   879,602
                                         ------------
                                         $ 12,009,777
                                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT FEE--Columbia receives a monthly fee equal to 0.90% annually of the Fund's average daily net assets.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $61 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $3,822,849 and $8,534,153, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

Gross unrealized appreciation              $  4,351,707
Gross unrealized depreciation                (1,437,023)
                                           ------------
    Net unrealized appreciation            $  2,914,684
                                           ============

   OTHER--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Newport Tiger Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                               (UNAUDITED)
                                               SIX MONTHS                                      PERIOD
                                                  ENDED          YEAR ENDED DECEMBER 31,        ENDED
                                                 JUNE 30,        -----------------------     DECEMBER 31,
                                                   2003            2002          2001         2000 (a)
                                               -----------       ---------     ---------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD           $      1.47       $    1.81     $    2.19     $       2.35
                                               -----------       ---------     ---------     ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                             0.01            0.01          0.01               --(c)
Net realized and unrealized gain (loss) on
   investments and foreign currency                   0.11           (0.33)        (0.37)           (0.14)
                                               -----------       ---------     ---------     ------------
      Total from Investment Operations                0.12           (0.32)        (0.36)           (0.14)
                                               -----------       ---------     ---------     ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                              --           (0.02)        (0.02)           (0.02)
Return of capital                                       --              --(c)         --               --
                                               -----------       ---------     ---------     ------------
      Total Distributions Declared
        to Shareholders                                 --           (0.02)        (0.02)           (0.02)
                                               -----------       ---------     ---------     ------------
NET ASSET VALUE, END OF PERIOD                 $      1.59       $    1.47     $    1.81     $       2.19
                                               ===========       =========     =========     ============
Total return (d)(e)                                   8.16%(f)      (17.70)%      (16.66)%          (5.94)%(f)
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (g)                                          1.70%(h)        1.52%         1.56%            1.47%(h)
Net investment income (g)                             1.70%(h)        0.71%         0.74%            0.11%(h)
Portfolio turnover rate                                 18%(f)          28%           24%              22%
Net assets, end of period (000's)              $     1,582       $   1,086     $   2,232     $        644

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Total return figures do not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

LIBERTY VARIABLE INVESTMENT TRUST


    INVESTMENT MANAGER AND ADMINISTRATOR
    Columbia Management Advisors, Inc.
    100 Federal Street
    Boston, MA 02110

    TRANSFER AGENT
    Liberty Funds Services, Inc.
    PO Box 8081
    Boston, MA 02266-8081

SteinRoe Variable Investment Trust


                                STEINROE VARIABLE
                                INVESTMENT TRUST

PORTFOLIO MANAGER'S DISCUSSION
Liberty Asset Allocation Fund, Variable Series / June 30, 2003

   Liberty Asset Allocation Fund, Variable Series seeks high total investment return.

   Harvey B. Hirschhorn, CFA, is the lead portfolio manager of the fund. Inc. He has been associated with Columbia Management Advisors, and its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the fund's assets among various asset classes, while investment decisions for the portion of the fund allocated to each asset class are made by investment professionals with particular expertise in such asset class.

   On April 7, 2003, Galaxy VIP Asset Allocation Fund was merged into Stein Roe Balanced Fund, Variable Series. The combined fund was renamed Liberty Asset Allocation Fund, Variable Series.

For the six-month period ended June 30, 2003, the fund did not perform as well as its equity benchmark, the S&P 500 Index, primarily because one-third of the portfolio was invested in fixed-income securities. During the period, fixed-income securities generally did not perform as well as stocks. However, fund performance outpaced the Lehman Brothers Aggregate Bond Index because of its equity exposure. The equity portion of the fund benefited from the stock market rally during the second half of the period. The fund's investments in growth stocks of all capitalization categories and real estate investment trusts (REITs) had the highest total returns.

UNCERTAINTY, THEN RELIEF
At the start of 2003, the US equity markets were paralyzed by uncertainty over the looming war in Iraq. But three major events helped get them back on track. First, the relatively short duration of the major battles of the war--and the absence of any significant surprises--jolted the stock market out of its doldrums. Then, first quarter corporate profits came in somewhat higher than expected, adding additional momentum to the rally. Finally, Congress signed a fiscal stimulus bill that accelerated income tax cuts that were passed in 2001 and cut the tax rate on dividends and long-term capital gains. These additional incentives helped propel stock prices higher. Also during the period, weakness in the dollar improved corporate earnings of foreign subsidiaries, and the lowest long-term interest rates in 40+ years continued to help reduce the cost of consumer and corporate debt.

EFFECTIVE ASSET ALLOCATION HELPED PERFORMANCE
We made only minor changes to the fund's allocations during the period. Through price appreciation the overall exposure to stocks increased, from 59.6% of net assets on December 31, 2002 to 66.4% of net assets on June 30, 2003. We had only a small allocation to international stocks, which did not perform as well as domestic stocks. The fund's positions in growth and value companies were about equal, but growth generally outperformed value during these past six months. Our preference for large- and small-cap US companies over foreign stocks also had a positive impact on returns. In general, small-cap stocks were the strongest performers, a reflection that investors expect these companies to benefit when a full-blown economic recovery materializes.

   We reduced fixed-income exposure by about two percentage points and continued to favor high-yield securities and to underweight investment-grade securities, a strategy that worked well for the fund. The relatively strong performance of REITs took us by surprise. Late last year, we had pared back our REIT position believing that prospects for the real estate market were weakening. But in a market desperate for income-producing securities, the relatively high yields on REITs made them more attractive to investors than we had anticipated.

A BRIGHTER OUTLOOK
We believe short-term interest rates are likely to remain low, as the Federal Reserve Board has indicated that it will keep them there for some time. However, we expect longer-term interest rates to move higher over the next six to 12 months if economic growth picks up. We believe that earnings growth is likely to be a key indicator of an improving economy. If economic growth of 3.5% to 4% occurs as we anticipate, it would bode well for stocks because it would reflect higher corporate profits, but less well for bonds. As a result, we plan to maintain the current allocation between equities and fixed income.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in Liberty Asset Allocation Fund, Variable Series offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. In addition, because the fund invests in high-yield securities it offers the potential for high current income and attractive total return, but involves certain risks, including credit risks associated with lower-rated bonds and interest rate risks. The fund also invests in foreign securities, which have risks greater than US investments including currency fluctuations, political and economical instability and less regulations.

Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

An investment in the fund may be subject to certain risks associated with ownership of real estate such as possible declines in value, environmental problems, natural disasters, changes in interest rates, liquidity and local economic conditions.

PERFORMANCE INFORMATION
Liberty Asset Allocation Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                          (CUMULATIVE)
                            6-MONTH           1-YEAR        5-YEAR      10-YEAR
--------------------------------------------------------------------------------
Class B(1) (6/1/00)           9.18              2.91         0.46         6.44
S&P 500 Index                11.75              0.25        -1.61        10.04
Lehman Brothers
  Aggregate
  Bond Index                  3.93             10.40         7.55         7.21
Lehman Brothers
  Government/
  Credit Index                5.23             13.15         7.84         7.35

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 6/30/93(2) - 6/30/03

                                               LEHMAN BROTHERS AGGREGATE BOND     LEHMAN BROTHERS
             CLASS B SHARES    S&P 500 INDEX   INDEX                              GOVERNMENT/CREDIT INDEX
    Jun-93     $     10,000     $     10,000                     $     10,000                $     10,000
 7/31/1993     $      9,977     $      9,960                     $     10,057                $     10,024
 8/31/1993     $     10,251     $     10,337                     $     10,233                $     10,183
 9/30/1993     $     10,251     $     10,258                     $     10,261                $     10,226
10/31/1993     $     10,365     $     10,470                     $     10,299                $     10,254
11/30/1993     $     10,289     $     10,371                     $     10,211                $     10,196
12/31/1993     $     10,429     $     10,496                     $     10,266                $     10,243
 1/31/1994     $     10,636     $     10,853                     $     10,405                $     10,357
 2/28/1994     $     10,501     $     10,559                     $     10,224                $     10,204
 3/31/1994     $     10,151     $     10,100                     $      9,971                $     10,035
 4/30/1994     $     10,135     $     10,229                     $      9,891                $      9,967
 5/31/1994     $     10,238     $     10,396                     $      9,890                $      9,974
 6/30/1994     $     10,071     $     10,141                     $      9,869                $      9,975
 7/31/1994     $     10,286     $     10,474                     $     10,065                $     10,119
 8/31/1994     $     10,516     $     10,902                     $     10,077                $     10,150
 9/30/1994     $     10,262     $     10,636                     $      9,929                $     10,057
10/31/1994     $     10,245     $     10,874                     $      9,920                $     10,056
11/30/1994     $      9,943     $     10,478                     $      9,898                $     10,010
12/31/1994     $     10,095     $     10,633                     $      9,967                $     10,045
 1/31/1995     $     10,211     $     10,909                     $     10,164                $     10,215
 2/28/1995     $     10,571     $     11,333                     $     10,406                $     10,427
 3/31/1995     $     10,737     $     11,668                     $     10,469                $     10,486
 4/30/1995     $     10,969     $     12,011                     $     10,616                $     10,615
 5/31/1995     $     11,316     $     12,490                     $     11,027                $     10,936
 6/30/1995     $     11,524     $     12,780                     $     11,107                $     11,009
 7/31/1995     $     11,855     $     13,203                     $     11,083                $     11,010
 8/31/1995     $     11,880     $     13,236                     $     11,217                $     11,110
 9/30/1995     $     12,112     $     13,794                     $     11,326                $     11,190
10/31/1995     $     11,996     $     13,744                     $     11,473                $     11,314
11/30/1995     $     12,402     $     14,346                     $     11,645                $     11,463
12/31/1995     $     12,665     $     14,623                     $     11,808                $     11,583
 1/31/1996     $     12,917     $     15,121                     $     11,886                $     11,683
 2/29/1996     $     13,026     $     15,261                     $     11,679                $     11,546
 3/31/1996     $     13,187     $     15,408                     $     11,597                $     11,487
 4/30/1996     $     13,241     $     15,634                     $     11,532                $     11,447
 5/31/1996     $     13,350     $     16,036                     $     11,509                $     11,438
 6/30/1996     $     13,494     $     16,097                     $     11,664                $     11,559
 7/31/1996     $     13,242     $     15,385                     $     11,695                $     11,594
 8/31/1996     $     13,431     $     15,710                     $     11,675                $     11,603
 9/30/1996     $     13,818     $     16,593                     $     11,878                $     11,764
10/31/1996     $     14,205     $     17,051                     $     12,142                $     11,972
11/30/1996     $     14,817     $     18,338                     $     12,350                $     12,130
12/31/1996     $     14,647     $     17,975                     $     12,235                $     12,053
 1/31/1997     $     15,105     $     19,097                     $     12,273                $     12,100
 2/28/1997     $     14,942     $     19,248                     $     12,303                $     12,123
 3/31/1997     $     14,576     $     18,459                     $     12,167                $     12,039
 4/30/1997     $     15,013     $     19,559                     $     12,349                $     12,180
 5/31/1997     $     15,624     $     20,754                     $     12,467                $     12,281
 6/30/1997     $     15,991     $     21,677                     $     12,615                $     12,393
 7/31/1997     $     16,908     $     23,401                     $     12,956                $     12,644
 8/31/1997     $     16,328     $     22,090                     $     12,846                $     12,581
 9/30/1997     $     17,040     $     23,299                     $     13,034                $     12,727
10/31/1997     $     16,735     $     22,520                     $     13,223                $     12,868
11/30/1997     $     16,907     $     23,563                     $     13,284                $     12,897
12/31/1997     $     17,110     $     23,968                     $     13,418                $     13,000
 1/31/1998     $     17,262     $     24,232                     $     13,590                $     13,170
 2/28/1998     $     17,749     $     25,979                     $     13,579                $     13,160
 3/31/1998     $     18,164     $     27,309                     $     13,625                $     13,202
 4/30/1998     $     18,210     $     27,588                     $     13,696                $     13,268
 5/31/1998     $     17,973     $     27,113                     $     13,826                $     13,365
 6/30/1998     $     18,232     $     28,214                     $     13,944                $     13,450
 7/31/1998     $     18,164     $     27,915                     $     13,973                $     13,497
 8/31/1998     $     16,546     $     23,881                     $     14,201                $     13,709
 9/30/1998     $     17,130     $     25,412                     $     14,533                $     14,053
10/31/1998     $     17,882     $     27,476                     $     14,456                $     14,039
11/30/1998     $     18,499     $     29,141                     $     14,539                $     14,038
12/31/1998     $     19,252     $     30,819                     $     14,582                $     14,094
 1/31/1999     $     19,735     $     32,107                     $     14,686                $     14,171
 2/28/1999     $     19,285     $     31,109                     $     14,429                $     13,963
 3/31/1999     $     19,644     $     32,353                     $     14,508                $     14,068
 4/30/1999     $     19,911     $     33,605                     $     14,555                $     14,111
 5/31/1999     $     19,618     $     32,812                     $     14,426                $     14,003
 6/30/1999     $     20,287     $     34,627                     $     14,380                $     14,013
 7/31/1999     $     19,934     $     33,550                     $     14,318                $     14,000
 8/31/1999     $     19,825     $     33,382                     $     14,311                $     14,011
 9/30/1999     $     19,860     $     32,467                     $     14,477                $     14,141
10/31/1999     $     20,371     $     34,522                     $     14,531                $     14,178
11/30/1999     $     20,674     $     35,223                     $     14,529                $     14,195
12/31/1999     $     21,660     $     37,294                     $     14,460                $     14,148
 1/31/2000     $     21,136     $     35,422                     $     14,412                $     14,096
 2/29/2000     $     21,282     $     34,753                     $     14,586                $     14,212
 3/31/2000     $     22,446     $     38,152                     $     14,779                $     14,359
 4/30/2000     $     21,712     $     37,003                     $     14,736                $     14,326
 5/31/2000     $     21,215     $     36,245                     $     14,729                $     14,349
 6/30/2000     $     22,040     $     37,136                     $     15,035                $     14,602
 7/31/2000     $     21,961     $     36,557                     $     15,172                $     14,713
 8/31/2000     $     23,114     $     38,827                     $     15,392                $     14,887
 9/30/2000     $     22,367     $     36,777                     $     15,489                $     15,022
10/31/2000     $     22,130     $     36,623                     $     15,591                $     15,091
11/30/2000     $     21,081     $     33,737                     $     15,847                $     15,296
12/31/2000     $     21,408     $     33,902                     $     16,141                $     15,578
 1/31/2001     $     21,866     $     35,106                     $     16,406                $     15,833
 2/28/2001     $     20,541     $     31,907                     $     16,549                $     15,982
 3/31/2001     $     19,648     $     29,888                     $     16,632                $     16,105
 4/30/2001     $     20,575     $     32,207                     $     16,562                $     16,063
 5/31/2001     $     20,449     $     32,423                     $     16,661                $     16,153
 6/30/2001     $     20,155     $     31,635                     $     16,724                $     16,213
 7/31/2001     $     20,098     $     31,325                     $     17,099                $     16,550
 8/31/2001     $     19,299     $     29,367                     $     17,296                $     16,716
 9/30/2001     $     18,343     $     26,997                     $     17,498                $     16,960
10/31/2001     $     18,596     $     27,513                     $     17,864                $     17,241
11/30/2001     $     19,398     $     29,623                     $     17,617                $     17,069
12/31/2001     $     19,398     $     29,884                     $     17,505                $     16,975
 1/31/2002     $     19,216     $     29,447                     $     17,646                $     17,063
 2/28/2002     $     19,004     $     28,879                     $     17,818                $     17,198
 3/31/2002     $     19,394     $     29,965                     $     17,522                $     16,937
 4/30/2002     $     18,959     $     28,149                     $     17,862                $     17,216
 5/31/2002     $     18,931     $     27,944                     $     18,013                $     17,388
 6/30/2002     $     18,123     $     25,954                     $     18,168                $     17,538
 7/31/2002     $     17,184     $     23,932                     $     18,388                $     17,745
 8/31/2002     $     17,285     $     24,088                     $     18,699                $     18,009
 9/30/2002     $     16,172     $     21,472                     $     19,002                $     18,332
10/31/2002     $     16,924     $     23,359                     $     18,915                $     18,260
11/30/2002     $     17,545     $     24,733                     $     18,909                $     18,244
12/31/2002     $     17,082     $     23,281                     $     19,300                $     18,641
 1/31/2003     $     16,764     $     22,673                     $     19,318                $     18,641
 2/28/2003     $     16,533     $     22,333                     $     19,584                $     18,904
 3/31/2003     $     16,617     $     22,550                     $     19,569                $     18,923
 4/30/2003     $     17,530     $     24,406                     $     19,731                $     19,067
 5/31/2003     $     18,411     $     25,689                     $     20,098                $     19,450
 6/30/2003     $     18,661     $     26,037                     $     20,064                $     20,333

NET ASSET VALUE PER SHARE ($)                              12/31/02      6/30/03
--------------------------------------------------------------------------------
Class B                                                      11.82        12.48

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The Lehman Brothers Government/Credit Index is an unmanaged index that tracks the performance of a selection of US government and investment-grade US corporate bonds. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

(2)  Inception date of class A shares (older existing class) is January 1, 1989.

INVESTMENT PORTFOLIO
Liberty Asset Allocation Fund, Variable Series / June 30, 2003 (Unaudited)

                                                                   SHARES           VALUE
                                                               --------------   --------------
COMMON STOCKS--63.7%
CONSUMER DISCRETIONARY--9.1%
AUTO COMPONENTS--0.6%
BorgWarner, Inc.                                                          900   $       57,960
Delphi Corp.                                                          126,300        1,089,969
Gentex Corp. (a)                                                        5,000          153,050
Johnson Controls, Inc.                                                    800           68,480
Lear Corp. (a)                                                          2,200          101,244
Modine Manufacturing Co.                                                1,400           27,118
Standard Motor Products, Inc.                                           3,300           36,630
Superior Industries International                                       2,000           83,400
                                                                                --------------
                                                                                     1,617,851
                                                                                --------------
AUTOMOBILES--0.1%
Honda Motor Co., Ltd.                                                  10,700          406,199
Monaco Coach Corp. (a)                                                  1,500           22,995
                                                                                --------------
                                                                                       429,194
                                                                                --------------
DISTRIBUTORS--0.0%
Handleman Co. (a)                                                       4,300           68,800
                                                                                --------------
HOTELS, RESTAURANTS & LEISURE--1.5%
Applebee's International, Inc.                                          4,400          138,292
Bally Total Fitness Holding Corp.(a)                                    5,600           50,568
Brinker International, Inc. (a)                                         6,300          226,926
California Pizza Kitchen, Inc. (a)                                      4,000           86,000
Carnival Plc                                                            5,633          171,412
CBRL Group, Inc.                                                        1,900           73,834
Compass Group Plc                                                      56,920          307,417
Darden Restaurants, Inc.                                                6,600          125,268
Harrah's Entertainment, Inc. (a)                                        1,600           64,384
Hilton Hotels Corp.                                                     4,575           58,514
International Game Technology, Inc.                                     1,000          102,330
Landry's Restaurants, Inc.                                              3,200           75,520
Lone Star Steakhouse & Saloon                                           4,200           91,434
Marriott International, Inc.                                              775           29,775
McDonald's Corp.                                                       75,200        1,658,912
MGM Mirage, Inc. (a)                                                    1,800           61,524
Outback Steakhouse, Inc.                                                1,500           58,500
Prime Hospitality Corp. (a)                                             4,500           30,195
Red Robin Gourmet Burgers, Inc. (a)                                     1,300           24,648
Scientific Games Corp. (a)                                             10,400           97,760
Six Flags, Inc. (a)                                                     9,600           65,088
Starwood Hotels & Resorts Worldwide, Inc.                               5,350          152,956
Station Casinos, Inc. (a)                                               6,300          159,075
Wendy's International, Inc.                                             9,800          283,906
YUM! Brands, Inc. (a)                                                   8,900          263,084
                                                                                --------------
                                                                                     4,457,322
                                                                                --------------
HOUSEHOLD DURABLES--0.3%
American Greetings Corp. (a)                                            3,200           62,848
Bassett Furniture Industries, Inc.                                      3,500           46,480
Beazer Homes USA, Inc. (a)                                              1,100           91,850
Harman International Industries, Inc.                                     900           71,226
Kimball International                                                   4,300           67,080
Koninklijke Philips Electronics NV                                     21,300          405,725
Meritage Corp. (a)                                                        900           44,334
Newell Rubbermaid, Inc.                                                 3,400   $       95,200
Russ Berrie & Co, Inc.                                                    700           25,557
Toro Co.                                                                1,400           55,650
                                                                                --------------
                                                                                       965,950
                                                                                --------------
INTERNET & CATALOG RETAIL--0.2%
eBay, Inc. (a)                                                          4,900          510,482
Sharper Image Corp. (a)                                                 3,800          103,626
                                                                                --------------
                                                                                       614,108
                                                                                --------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Jakks Pacific, Inc. (a)                                                 4,100           54,489
Johnson Outdoors, Inc. (a)                                              1,100           15,015
Mattel, Inc.                                                            4,800           90,816
SCP Pool Corp. (a)                                                      2,100           72,240
                                                                                --------------
                                                                                       232,560
                                                                                --------------
MEDIA--2.5%
Alliance Atlantis Communications, Inc. (a)                              6,500           94,445
AOL Time Warner, Inc. (a)                                              76,300        1,227,667
British Sky Broadcasting Plc (a)                                       31,000          344,076
Clear Channel Communications, Inc. (a)                                 17,400          737,586
Comcast Corp. (a)                                                       8,100          249,412
COX Radio, Inc. (a)                                                     3,900           90,129
Gray Television, Inc.                                                   4,300           53,320
Grupo Televisa SA (a)                                                   6,600          227,700
Hispanic Broadcasting Corp. (a)                                         4,200          106,890
Interactive Corp. (a)                                                  15,150          599,485
Interpublic Group Cos., Inc.                                           64,600          864,348
Knight-Ridder, Inc.                                                       600           41,358
Liberty Corp.                                                           1,800           76,500
Liberty Media Corp. (a)                                                37,600          434,656
Lin TV Corp. (a)                                                        4,000           94,200
Mediacom Communications Corp. (a)                                       5,200           51,324
New York Times Co.                                                      1,700           77,350
Radio One, Inc. (a)                                                     5,900          104,843
Sinclair Broadcast Group, Inc. (a)                                      5,400           62,694
Societe Television Francaise 1                                          9,420          290,388
Univision Communications, Inc. (a)                                      1,900           57,760
Viacom, Inc. (a)                                                       13,700          598,142
Westwood One, Inc. (a)                                                  1,100           37,323
WPP Group Plc                                                          33,650          264,196
XM Satellite Radio Holdings, Inc. (a)                                  22,500          248,625
                                                                                --------------
                                                                                     7,034,417
                                                                                --------------
MULTI-LINE RETAIL--1.4%
Dollar Tree Stores, Inc. (a)                                            1,200           38,076
Family Dollar Stores, Inc.                                              1,500           57,225
Federated Department Stores, Inc.                                       4,000          147,400
Ito-Yokado Co., Ltd.                                                    3,000           71,962
Kohl's Corp. (a)                                                       20,100        1,032,738
Neiman-Marcus Group, Inc. (a)                                           1,900           69,540
ShopKo Stores, Inc. (a)                                                 2,800           36,400
Target Corp.                                                           29,000        1,097,360
Wal-Mart Stores, Inc.                                                  28,500        1,529,595
                                                                                --------------
                                                                                     4,080,296
                                                                                --------------

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
SPECIALTY RETAIL--2.1%
Advance Auto Parts (a)                                                  2,600   $      158,340
Bed Bath & Beyond, Inc. (a)                                            15,500          601,555
Blue Rhino Corp. (a)                                                    6,400           76,736
Borders Group, Inc. (a)                                                 3,400           59,874
Building Materials Holding Corp.                                        1,900           28,139
Chico's FAS, Inc. (a)                                                  24,900          524,145
Cost Plus, Inc. (a)                                                     2,500           89,150
Dress Barn, Inc. (a)                                                    3,000           38,010
Friedman's, Inc.                                                        3,300           37,521
Goody's Family Clothing, Inc.                                           5,500           47,575
GTSI Corp. (a)                                                          1,700           14,790
Home Depot, Inc.                                                       28,300          937,296
Hughes Supply, Inc.                                                     1,300           45,110
Kingfisher Plc                                                         37,700          172,767
Lowe's Cos., Inc.                                                      16,100          691,495
Monro Muffler, Inc. (a)                                                 2,800           79,128
Mothers Work, Inc. (a)                                                  1,700           45,509
Movie Gallery, Inc. (a)                                                 2,900           53,505
Office Depot, Inc. (a)                                                 95,400        1,384,254
OfficeMax, Inc. (a)                                                     4,100           26,855
Party City Corp. (a)                                                    3,100           31,837
Petco Animal Supplies, Inc. (a)                                         6,600          143,484
Rent-Way, Inc. (a)                                                      8,900           41,385
Ross Stores, Inc.                                                       1,400           59,836
TBC Corp. (a)                                                           3,100           59,055
TJX Cos., Inc.                                                          6,400          120,576
Too, Inc. (a)                                                           4,900           99,225
Ultimate Electronics, Inc. (a)                                          2,200           28,204
United Rentals, Inc. (a)                                                3,100           43,059
Williams-Sonoma, Inc. (a)                                               5,500          160,600
Zale Corp. (a)                                                          1,800           72,000
                                                                                --------------
                                                                                     5,971,015
                                                                                --------------
TEXTILES & APPAREL--0.3%
Delta Apparel, Inc.                                                     1,100           17,875
Fast Retailing Co.                                                      3,800          117,625
Gucci Group NV                                                          3,385          331,345
Kellwood Co.                                                            2,800           88,564
Maxwell Shoe Co. (a)                                                    4,400           63,360
Nautica Enterprises, Inc. (a)                                           2,800           35,924
Phillips-Van Heusen                                                       700            9,541
Russell Corp.                                                           2,600           49,400
Stride Rite Corp.                                                       2,500           24,900
Wolverine World Wide, Inc.                                              2,100           40,446
                                                                                --------------
                                                                                       778,980
                                                                                --------------

CONSUMER STAPLES--4.2%
BEVERAGES--1.1%
Anheuser-Busch Cos., Inc.                                               4,600          234,830
Coca-Cola Co.                                                          30,500        1,415,505
Diageo Plc                                                             17,400          186,080
Pepsi Bottling Group, Inc.                                              3,100           62,062
PepsiCo, Inc.                                                          28,100        1,250,450
                                                                                --------------
                                                                                     3,148,927
                                                                                --------------
FOOD & DRUG RETAILING--0.3%
Performance Food Group Co. (a)                                          3,000   $      111,000
Sysco Corp.                                                            14,300          429,572
Whole Foods Market, Inc. (a)                                            3,900          185,367
                                                                                --------------
                                                                                       725,939
                                                                                --------------
FOOD PRODUCTS--1.6%
American Italian Pasta Co. (a)                                          2,000           83,300
Central Garden and Pet Co. (a)                                          2,300           54,855
ConAgra Foods, Inc.                                                    68,200        1,609,520
Corn Products International, Inc.                                       3,100           93,093
Dean Foods Co. (a)                                                     18,500          582,750
Hormel Foods Corp.                                                        900           21,330
Kraft Foods, Inc.                                                      27,200          885,360
Nestle SA                                                               3,930          812,692
Numico NV                                                               9,887          152,392
Ralcorp Holdings, Inc. (a)                                              3,400           84,864
WM Wrigley Jr Co.                                                       4,300          241,789
                                                                                --------------
                                                                                     4,621,945
                                                                                --------------
HOUSEHOLD PRODUCTS--0.4%
Kimberly-Clark Corp.                                                   11,900          620,466
Procter & Gamble Co.                                                    6,200          552,916
                                                                                --------------
                                                                                     1,173,382
                                                                                --------------
PERSONAL PRODUCTS--0.4%
Alberto-Culver Co., Inc., Class B                                       8,450          431,795
Avon Products, Inc.                                                     1,900          118,180
Gillette Co.                                                           18,300          583,038
Inter Parfums, Inc.                                                     2,400           17,760
Shiseido Co., Ltd.                                                      9,000           87,631
                                                                                --------------
                                                                                     1,238,404
                                                                                --------------
TOBACCO--0.4%
Altria Group, Inc.                                                     24,200        1,099,648
Schweitzer-Mauduit International, Inc.                                  1,000           24,140
Universal Corp.-Va                                                      1,400           59,220
                                                                                --------------
                                                                                     1,183,008
                                                                                --------------

ENERGY--5.6%
ENERGY EQUIPMENT & SERVICES--1.9%
Baker Hughes, Inc.                                                     21,400          718,398
BJ Services Co. (a)                                                    15,800          590,288
Halliburton Co.                                                        47,100        1,083,300
Key Energy Services, Inc. (a)                                          15,600          167,232
Lufkin Industries, Inc.                                                 2,500           60,875
Matrix Service Co.                                                      7,600          130,568
Maverick Tube Corp. (a)                                                 8,200          157,030
Nabors Industries, Ltd. (a)                                            12,300          486,465
National-Oilwell, Inc. (a)                                              3,400           74,800
Noble Corp. (a)                                                        10,500          360,150
Patterson-UTI Energy, Inc. (a)                                         11,400          369,360
Saipem SpA                                                             20,000          149,993
Schlumberger, Ltd.                                                      7,400          352,018
Smith International, Inc. (a)                                           6,000          220,440
Superior Energy Services (a)                                            7,400           70,152
Transocean, Inc. (a)                                                    3,200           70,304

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
Unit Corp. (a)                                                          6,400   $      133,824
Universal Compression Holdings, Inc. (a)                                2,200           45,892
Weatherford International, Ltd. (a)                                     1,000           41,900
Willbros Group, Inc. (a)                                                6,500           67,535
                                                                                --------------
                                                                                     5,350,524
                                                                                --------------
OIL & GAS--3.7%
Amerada Hess Corp.                                                      2,000           98,360
Apache Corp.                                                            6,460          420,288
BP Plc                                                                 37,000          257,014
BP Plc, ADR                                                            35,600        1,495,912
Comstock Resources, Inc. (a)                                            4,300           58,824
ConocoPhillips                                                         31,100        1,704,280
ENI-Ente Nazionale Idrocarburi SpA                                     17,000          257,530
Exxon Mobil Corp.                                                      43,400        1,558,494
Frontier Oil Corp.                                                      6,600          100,320
Harvest Natural Resources, Inc. (a)                                    11,100           70,707
Marathon Oil Corp.                                                     42,800        1,127,780
Murphy Oil Corp.                                                        4,900          257,740
Occidental Petroleum Corp.                                              1,300           43,615
Patina Oil & Gas Corp.                                                  3,000           96,450
Premcor, Inc. (a)                                                       1,400           30,170
Remington Oil & Gas Corp. (a)                                           2,900           53,302
Royal Dutch Petroleum Co.                                               4,060          188,762
Royal Dutch Petroleum Co., New York Shares                             22,100        1,030,302
Shell Transport & Trading Co. Plc                                      79,100          522,978
Spinnaker Exploration Co. (a)                                           3,600           94,320
St. Mary Land & Exploration Co.                                         2,900           79,170
Tom Brown, Inc. (a)                                                     2,100           58,359
Total Fina Elf SA                                                       4,100          620,629
Valero Energy Corp.                                                     2,500           90,825
Vintage Petroleum, Inc.                                                 6,300           71,064
Westport Resources Corp. (a)                                            3,300           75,075
XTO Energy, Inc.                                                       11,533          231,929
                                                                                --------------
                                                                                    10,694,199
                                                                                --------------

FINANCIALS--11.8%
BANKS--3.7%
Allied Irish Banks Plc                                                  6,500           97,271
Bancfirst Corp.                                                           400           20,744
Bancorpsouth, Inc.                                                      2,900           60,465
Bank of America Corp.                                                  20,300        1,604,309
Bank of Granite Corp.                                                   2,800           47,740
Bank of New York Co., Inc.                                             27,800          799,250
Bank One Corp.                                                         25,500          948,090
Bankinter SA                                                            2,555           90,900
Banknorth Group, Inc.                                                   2,700           68,904
Boston Private Financial Holdings, Inc.                                 2,400           50,592
Bryn Mawr Bank Corp.                                                    1,700           63,019
Capitol Bancorp, Ltd.                                                   1,300           35,230
Charter One Financial, Inc.                                             2,300           71,714
Chemical Financial Corp.                                                2,810           83,738
Chittenden Corp.                                                        3,200   $       87,520
City National Corp./CA                                                  1,600           71,296
Commercial Capital Bancorp, Inc. (a)                                    1,900           29,165
Community First Bankshares, Inc.                                        2,200           60,060
Community Trust Bancorp, Inc.                                           1,600           41,824
Corus Bankshares, Inc.                                                  1,500           72,645
Cullen/Frost Bankers, Inc.                                              1,000           32,100
DBS Group Holdings, Ltd.                                               30,000          175,493
Deutsche Bank AG                                                        2,450          159,167
Dime Community Bancshares, Inc.                                         5,400          137,430
East-West Bancorp, Inc.                                                 2,700           97,578
Fifth Third Bancorp                                                     7,200          412,848
First Citizens BancShares, Inc.                                           500           50,420
First Financial Bankshares, Inc.                                        1,375           46,008
ForeningsSparbanken AB                                                 20,450          282,635
Golden West Financial Corp.                                             2,600          208,026
Greenpoint Financial Corp.                                              1,700           86,598
Hancock Holding Co.                                                       700           32,942
Lloyds TSB Group Plc                                                   98,790          702,556
MainSource Financial Group, Inc.                                        1,050           25,588
MASSBANK Corp.                                                            900           32,553
Mercantile Bankcorp                                                     1,300           37,128
Merchants Bancshares, Inc.                                              2,300           59,800
Mid-State Bancshares                                                    4,000           79,000
North Fork Bancorporation, Inc.                                         2,600           88,556
Northrim BanCorp., Inc.                                                 2,100           38,073
Omega Financial Corp.                                                     800           27,360
Prosperity Bancshares, Inc.                                             4,400           84,700
Riggs National Corp.                                                    4,500           68,490
Sanpaolo IMI SpA                                                       35,150          327,089
Simmons First National Corp.                                            2,000           40,020
Sovereign Bancorp, Inc.                                                 5,900           92,335
Sumitomo Mitsui Financial Group, Inc.                                      20           43,719
Trico Bancshares                                                        2,900           73,747
UBS AG                                                                 18,750        1,045,289
UCBH Holdings, Inc.                                                     3,300           94,644
UFJ Holdings, Inc. (a)                                                     73          107,196
UniCredito Italiano SpA                                                70,350          335,818
US Bancorp                                                             37,600          921,200
W Holding Co., Inc.                                                     1,900           32,148
Webster Financial Corp.                                                 1,500           56,700
Whitney Holding Corp.                                                   1,000           31,970
                                                                                --------------
                                                                                    10,571,400
                                                                                --------------
DIVERSIFIED FINANCIALS--3.9%
Asta Funding, Inc. (a)                                                  1,100           26,400
Bear Stearns Cos., Inc.                                                 1,000           72,420
Cash America International, Inc.                                        8,100          107,082
Citigroup, Inc.                                                       125,400        5,367,120
CompuCredit Corp. (a)                                                   1,700           20,655
Fannie Mae                                                              8,950          603,588
Fortis                                                                 18,040          313,748
Freddie Mac                                                            17,900          908,783
Goldman Sachs Group, Inc.                                               5,900          494,125

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
Investors Financial Services Corp.                                      5,400   $      156,654
Janus Capital Group, Inc.                                               6,900          113,160
Jefferies Group, Inc.                                                   1,800           89,622
JP Morgan Chase & Co.                                                  39,700        1,356,946
Legg Mason, Inc.                                                          700           45,465
Lehman Brothers Holdings, Inc.                                          1,200           79,776
Metris Cos., Inc.                                                       8,600           47,730
MFC Bancorp, Ltd. (a)                                                   7,000           58,093
Moody's Corp.                                                             900           47,439
MTC Technologies, Inc. (a)                                              2,700           63,342
Nomura Holdings, Inc.                                                  25,000          317,884
Promise Co., Ltd.                                                       3,300          123,624
Providian Financial Corp. (a)                                           4,200           38,892
SLM Corp.                                                               9,300          364,281
State Street Corp.                                                      8,500          334,900
                                                                                --------------
                                                                                    11,151,729
                                                                                --------------
INSURANCE--3.1%
Alleanza Assicurazioni SpA                                             35,650          339,533
AMB Generali Holding AG                                                 3,400          223,310
AMBAC Financial Group, Inc.                                            17,400        1,152,750
American International Group, Inc.                                     47,800        2,637,604
AmerUs Group Co.                                                        1,100           31,009
Arthur J Gallagher & Co.                                                2,800           76,160
Berkshire Hathaway, Inc. (a)                                               16        1,160,000
Cincinnati Financial Corp.                                                900           33,381
Commerce Group, Inc.                                                    1,400           50,680
Delphi Financial Group                                                  2,000           93,600
Hilb Rogal & Hamilton Co.                                               2,900           98,716
Infinity Property & Casualty Corp.                                      2,700           63,828
Kansas City Life Insurance Co.                                            300           12,852
Lincoln National Corp.                                                 31,500        1,122,345
Loews Corp.                                                               900           42,561
Marsh & McLennan Cos., Inc.                                             5,500          280,885
MGIC Investment Corp.                                                  11,400          531,696
Nationwide Financial Services                                           1,400           45,500
Navigators Group, Inc. (a)                                                900           26,838
Philadelphia Consolidated Holding Co. (a)                               2,100           84,840
Phoenix Cos., Inc.                                                      6,900           62,307
PMI Group, Inc.                                                         3,400           91,256
Radian Group, Inc.                                                      2,100           76,965
RLI Corp.                                                               2,700           88,830
St. Paul Cos                                                            1,400           51,114
Stancorp Financial Group, Inc.                                          2,200          114,884
State Auto Financial Corp.                                              2,100           47,145
Swiss Re                                                                1,650           91,619
Universal American Financial Corp. (a)                                  2,900           18,473
                                                                                --------------
                                                                                     8,750,681
                                                                                --------------
REAL ESTATE--1.1%
Alexandria Real Estate Equities, Inc.                                   2,475          111,375
Apartment Investment & Management Co.                                   1,700           58,820
Archstone-Smith Trust                                                   2,425           58,200
American Financial Realty Trust                                        11,200          166,992
Avalonbay Communities, Inc.                                             1,750           74,620
Boston Properties, Inc.                                                 1,750   $       76,650
Boykin Lodging Co.                                                      4,500           35,100
CarrAmerica Realty Corp.                                                1,000           27,810
Catellus Development Corp. (a)                                          1,350           29,700
CenterPoint Properties Trust                                              925           56,656
Chelsea Property Group, Inc.                                            1,375           55,426
Cousins Properties, Inc.                                                5,800          161,820
Duke Realty Corp.                                                       2,550           70,253
EastGroup Properties, Inc.                                              2,100           56,700
Equity Office Properties Trust                                          3,300           89,133
Equity One, Inc.                                                        3,400           55,760
Equity Residential                                                      2,275           59,036
First Industrial Realty Trust, Inc.                                     1,000           31,600
General Growth Properties, Inc.                                         2,300          143,612
Getty Realty Corp.                                                      2,200           49,104
iStar Financial, Inc.                                                   4,150          151,475
Keystone Property Trust                                                 2,300           42,573
Kimco Realty Corp.                                                      2,750          104,225
Liberty Property Trust                                                  1,475           51,035
Manufactured Home Communities, Inc.                                       650           22,821
Mid-America Apartment Communities, Inc.                                 2,200           59,422
Nationwide Health Properties, Inc.                                      3,700           58,941
Newcastle Investment Corp.                                              2,300           45,034
PS Business Parks, Inc.                                                 2,400           84,720
Pan Pacific Retail Properties, Inc.                                     1,075           42,301
Parkway Properties, Inc.                                                  350           14,717
Prentiss Properties Trust                                                 675           20,243
ProLogis                                                                5,075          138,548
Public Storage, Inc.                                                    2,225           75,361
RFS Hotel Investors, Inc.                                                 600            7,392
Reckson Associates Realty Corp.                                           850           17,731
Regency Centers Corp.                                                   3,100          108,438
Rouse Co.                                                               2,825          107,632
Simon Property Group, Inc.                                              3,950          154,169
SL Green Realty Corp.                                                     900           31,401
St. Joe Co. (The)                                                       3,100           96,720
Taubman Centers, Inc.                                                   1,600           30,656
United Dominion Realty Trust, Inc.                                      1,750           30,135
Universal Health Realty Income Trust                                    1,500           40,500
Urstadt Biddle Properties                                               3,300           42,438
Vornado Realty Trust                                                    1,950           85,020
                                                                                --------------
                                                                                     3,132,015
                                                                                --------------

HEALTH CARE--10.4%
BIOTECHNOLOGY--0.8%
Amgen, Inc. (a)                                                        24,400        1,621,136
Biogen, Inc. (a)                                                          400           15,200
BioMarin Pharmaceuticals, Inc. (a)                                      4,700           45,872
Charles River Laboratories International, Inc. (a)                      3,100           99,758
Ciphergen Biosystems, Inc. (a)                                          5,200           53,300
Gilead Sciences, Inc. (a)                                               1,100           61,138
Idec Pharmaceuticals Corp. (a)                                          1,000           34,000

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
MedImmune, Inc. (a)                                                       600   $       21,822
Neurocrine Biosciences, Inc. (a)                                        1,200           59,928
Protein Design Labs, Inc. (a)                                           4,500           62,910
Serologicals Corp. (a)                                                  9,800          133,574
Telik, Inc. (a)                                                         4,200           67,494
                                                                                --------------
                                                                                     2,276,132
                                                                                --------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Alcon, Inc.                                                             6,600          301,620
American Medical Systems Holdings, Inc. (a)                             4,900           82,663
Becton Dickinson & Co.                                                 12,500          485,625
Bio Rad Laboratories, Inc. (a)                                          1,800           99,630
Biomet, Inc.                                                            3,400           97,444
Boston Scientific Corp. (a)                                            10,950          669,045
Cie Generale D'Optique Essilor International SA                         8,700          351,052
Hillenbrand Industries, Inc.                                              700           35,315
Integra LifeSciences Holdings Corp. (a)                                 5,400          142,452
Kyphon, Inc. (a)                                                        5,900           89,208
Medical Action Industries, Inc. (a)                                     8,300          135,539
Medtronic, Inc.                                                        15,300          733,941
Noven Pharmaceuticals, Inc. (a)                                         8,000           81,920
Respironics, Inc. (a)                                                   1,700           63,784
Sola International, Inc. (a)                                            3,100           53,940
SonoSite, Inc. (a)                                                      3,900           77,805
St. Jude Medical, Inc. (a)                                             10,800          621,000
Varian Medical Systems, Inc. (a)                                        1,270           73,114
Wright Medical Group, Inc. (a)                                          3,600           68,400
Zoll Medical Corp. (a)                                                  1,800           60,408
                                                                                --------------
                                                                                     4,323,905
                                                                                --------------
HEALTH CARE PROVIDERS & SERVICES--2.6%
Accredo Health, Inc. (a)                                                2,400           52,320
Aetna, Inc.                                                            26,100        1,571,220
AmerisourceBergen Corp.                                                 2,600          180,310
Anthem, Inc. (a)                                                        8,300          640,345
Caremark Rx, Inc. (a)                                                  25,200          647,136
Cobalt Corp. (a)                                                        3,900           80,145
Community Health Systems, Inc. (a)                                      3,100           59,799
Cross Country Healthcare, Inc. (a)                                      3,400           44,846
DaVita, Inc. (a)                                                        2,900           77,662
First Health Group Corp. (a)                                            7,000          193,200
Genesis Health Ventures, Inc. (a)                                       3,600           63,540
HCA, Inc.                                                               1,900           60,876
Hooper Holmes, Inc.                                                     6,600           42,504
Humana, Inc. (a)                                                        4,700           70,970
Kindred Healthcare, Inc. (a)                                            1,900           33,896
Laboratory Corporation of America Holdings (a)                          2,200           66,330
LifePoint Hospitals, Inc. (a)                                           4,700           98,418
Lincare Holdings, Inc. (a)                                              2,500           78,775
MAXIMUS, Inc. (a)                                                       1,100           30,393
McKesson Corp.                                                         22,400          800,576
Pacificare Health Systems (a)                                           1,700           83,861
Pediatrix Medical Group, Inc. (a)                                       1,600           57,040
Province Healthcare Co. (a)                                             2,200           24,354
Stewart Enterprises, Inc. (a)                                           9,700   $       41,710
Sunrise Assisted Living, Inc. (a)                                       2,100           46,998
UnitedHealth Group, Inc.                                               22,600        1,135,650
US Oncology, Inc. (a)                                                  11,100           82,029
WebMD Corp. (a)                                                         7,400           80,142
WellChoice, Inc. (a)                                                    4,500          131,760
WellPoint Health Networks (a)                                           8,100          682,830
                                                                                --------------
                                                                                     7,259,635
                                                                                --------------
PHARMACEUTICALS--5.5%
Abbott Laboratories                                                    18,000          787,680
Adolor Corp. (a)                                                        1,600           19,632
Alpharma, Inc.                                                          2,100           45,360
Andrx Corp. (a)                                                         4,800           95,520
Atrix Labs, Inc. (a)                                                    2,600           57,174
Aventis SA                                                              8,200          451,890
Barr Laboratories, Inc. (a)                                             2,650          173,575
Biovail Corp. (a)                                                      14,400          677,664
Bristol-Myers Squibb Co.                                               28,700          779,205
GlaxoSmithKline plc                                                    21,350          431,590
InterMune, Inc. (a)                                                     2,600           41,886
Johnson & Johnson                                                      31,600        1,633,720
Merck & Co., Inc.                                                      44,300        2,682,365
Nektar Therapeutics (a)                                                 2,900           26,767
Novartis AG                                                            15,950          632,524
Novo-Nordisk A/S                                                        7,000          245,418
Pfizer, Inc.                                                          138,500        4,729,775
Salix Pharmaceuticals, Ltd. (a)                                         4,000           41,960
SFBC International, Inc. (a)                                            2,000           36,200
Shire Pharmaceuticals Plc (a)                                          21,325          140,992
SICOR, Inc. (a)                                                         5,200          105,768
Takeda Chemical Industries, Ltd.                                        8,100          299,387
Taro Pharmaceuticals Industries (a)                                     1,900          104,272
Teva Pharmaceutical Industries, Ltd., ADR                              12,700          723,011
Trimeris, Inc. (a)                                                      2,000           91,360
Wyeth                                                                  16,100          733,355
                                                                                --------------
                                                                                    15,788,050
                                                                                --------------

INDUSTRIALS--6.6%
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc. (a)                                             600           31,146
Armor Holdings, Inc. (a)                                                3,100           41,540
DRS Technologies, Inc. (a)                                              4,000          111,680
General Dynamics Corp.                                                 10,300          746,750
Herley Industries, Inc. (a)                                             1,800           30,564
Honeywell International, Inc.                                          45,800        1,229,730
Integrated Defense Technologies, Inc. (a)                               2,500           38,775
Ladish Co., Inc. (a)                                                    5,100           33,762
Lockheed Martin Corp.                                                   8,700          413,859
Mercury Computer Systems, Inc.(a)                                       2,100           38,136
Northrop Grumman Corp.                                                    300           25,887
Precision Castparts Corp.                                               2,000           62,200
Raytheon Co.                                                           25,000          821,000
                                                                                --------------
                                                                                     3,625,029
                                                                                --------------

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
AIR FREIGHT & COURIERS--0.5%
CNF, Inc.                                                               1,500   $       38,070
EGL Inc. (a)                                                            2,700           41,040
Exel plc                                                               17,000          174,778
FedEx Corp.                                                             7,100          440,413
JB Hunt Transport Services, Inc. (a)                                    2,000           75,500
Ryder System, Inc.                                                      2,300           58,926
TPG NV                                                                 15,502          269,607
United Parcel Service, Inc.                                             5,000          318,500
UTI Worldwide, Inc.                                                     1,900           59,261
                                                                                --------------
                                                                                     1,476,095
                                                                                --------------
AIRLINES--0.1%
AMR Corp. (a)                                                           5,100           56,100
Atlantic Coast Airlines Holdings, Inc. (a)                              4,600           62,054
Mesaba Holdings, Inc. (a)                                               2,700           16,659
Ryanair Holding Plc, ADR (a)                                            4,000          179,600
Skywest, Inc.                                                           3,600           68,616
                                                                                --------------
                                                                                       383,029
                                                                                --------------
BUILDING PRODUCTS--0.1%
Jacuzzi Brands, Inc. (a)                                                9,500           50,255
NCI Building Systems, Inc. (a)                                          2,600           43,420
Watsco, Inc.                                                            3,900           64,584
                                                                                --------------
                                                                                       158,259
                                                                                --------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Adecco SA                                                               5,000          206,422
Arbitron, Inc. (a)                                                      2,900          103,530
Banta Corp.                                                             1,700           55,029
Bellsystem 24, Inc.                                                       700          112,428
BISYS Group, Inc. (a)                                                   4,200           77,154
Brinks Co.                                                              4,500           65,565
Casella Waste Systems, Inc. (a)                                         8,100           73,143
Cendant Corp. (a)                                                       6,900          126,408
Century Business Services, Inc. (a)                                     7,100           23,075
ChoicePoint, Inc. (a)                                                   2,700           93,204
Chubb Plc                                                             127,650          159,300
Concord EFS, Inc. (a)                                                  39,600          582,912
Consolidated Graphics, Inc. (a)                                         3,400           77,792
Corporate Executive Board Co. (a)                                       3,800          155,116
Dai Nippon Printing Co., Ltd.                                          16,000          169,538
DST Systems, Inc. (a)                                                     900           34,200
Electro Rent Corp. (a)                                                  3,400           36,652
First Data Corp.                                                       10,700          443,408
FTI Consulting, Inc. (a)                                                3,450           86,146
Imagistics International, Inc. (a)                                      3,700           95,460
Kroll, Inc. (a)                                                         1,200           32,472
Manpower, Inc.                                                          1,900           70,471
Navigant Consulting, Inc. (a)                                           1,900           22,515
NCO Group, Inc. (a)                                                     3,700           66,267
Republic Services, Inc. (a)                                             3,300           74,811
Robert Half International, Inc. (a)                                     3,400           64,396
Secom Co., Ltd.                                                         8,000          234,951
Securitas AB                                                           10,000   $      102,562
Sourcecorp (a)                                                          4,600           99,360
Sylvan Learning Systems, Inc. (a)                                       4,700          107,348
TeleTech Holdings, Inc. (a)                                             4,100           17,343
United Stationers, Inc. (a)                                             1,400           50,638
Waste Connections, Inc. (a)                                             2,300           80,615
Waste Management, Inc.                                                 51,500        1,240,635
Weight Watchers International, Inc. (a)                                 2,200          100,078
                                                                                --------------
                                                                                     5,140,944
                                                                                --------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co., NV                                           5,500          124,740
Comfort Systems USA, Inc. (a)                                           7,600           19,988
EMCOR Group, Inc. (a)                                                   2,200          108,592
Mastec, Inc. (a)                                                       11,000           63,360
Shaw Group, Inc. (a)                                                    3,700           44,585
                                                                                --------------
                                                                                       361,265
                                                                                --------------
ELECTRICAL EQUIPMENT--0.3%
American Power Conversion                                               2,500           38,975
Ametek, Inc.                                                            1,000           36,650
Genlyte Group, Inc. (a)                                                 1,300           45,461
Rayovac Corp. (a)                                                       4,000           51,800
Samsung Electronics Co., GDR                                            1,600          238,000
Tecumseh Products Co.                                                   1,500           57,465
Ushio, Inc.                                                            21,000          243,544
                                                                                --------------
                                                                                       711,895
                                                                                --------------
INDUSTRIAL CONGLOMERATES--1.6%
Carlisle Cos., Inc.                                                     3,200          134,912
Denbury Resources, Inc. (a)                                             4,400           59,092
General Electric Co.                                                   72,700        2,085,036
Siemens AG                                                              2,925          143,731
Textron, Inc.                                                          37,200        1,451,544
Tyco International, Ltd.                                               34,900          662,402
                                                                                --------------
                                                                                     4,536,717
                                                                                --------------
MACHINERY--0.6%
AGCO Corp. (a)                                                          3,800           64,904
Alamo Group, Inc.                                                       1,800           21,996
Briggs & Stratton                                                       1,200           60,600
Cuno, Inc. (a)                                                          2,600           93,912
Dover Corp.                                                            19,000          569,240
Esterline Technologies Corp. (a)                                        3,300           57,453
Harsco Corp.                                                            2,500           90,125
Ingersoll-Rand Co., Ltd.                                                1,900           89,908
Kadant, Inc. (a)                                                        3,300           61,875
Mueller Industries, Inc. (a)                                            1,500           40,665
Navistar International Corp. (a)                                        3,600          117,468
Oshkosh Truck Corp.                                                     1,100           65,252
Parker Hannifin Corp.                                                   1,000           41,990
Sandvik AB                                                              5,000          131,016
Tomra Systems ASA                                                      29,600          127,203
                                                                                --------------
                                                                                     1,633,607
                                                                                --------------

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
ROAD & RAIL--0.1%
Covenant Transport, Inc. (a)                                            2,200   $       37,400
Dollar Thrifty Automotive Group (a)                                     3,000           55,650
Genesee & Wyoming, Inc. (a)                                             4,400           90,508
Heartland Express, Inc. (a)                                             3,600           80,100
Kansas City Southern (a)                                                2,700           32,481
Old Dominion Freight Line (a)                                           1,800           38,916
US Xpress Enterprises, Inc. (a)                                         1,600           17,056
                                                                                --------------
                                                                                       352,111
                                                                                --------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
CDW Corp. (a)                                                           1,600           73,280
Fastenal Co.                                                            2,100           71,274
Mitsubishi Corp.                                                       26,000          180,702
WW Grainger, Inc.                                                       2,100           98,196
                                                                                --------------
                                                                                       423,452
                                                                                --------------

INFORMATION TECHNOLOGY--9.4%
COMMUNICATIONS EQUIPMENT--1.3%
3Com Corp. (a)                                                          6,700           31,356
Advanced Fibre Communications (a)                                       3,100           50,437
Allen Telecom, Inc. (a)                                                 3,000           49,560
Andrew Corp. (a)                                                        8,500           78,200
Avocent Corp. (a)                                                       1,600           47,888
Black Box Corp.                                                         1,400           50,680
Cable Design Technologies Corp. (a)                                     4,400           31,460
Cisco Systems, Inc. (a)                                                98,500        1,643,965
Comverse Technology, Inc. (a)                                           6,400           96,192
Datacraft Asia, Ltd. (a)                                               76,000           76,000
F5 Networks, Inc. (a)                                                   4,400           74,140
Juniper Networks, Inc. (a)                                              4,400           54,428
Motorola, Inc.                                                         27,500          259,325
Nokia Oyj                                                              26,060          429,849
Optical Communication Products, Inc. (a)                               12,100           21,780
Scientific-Atlanta, Inc.                                                2,800           66,752
Tollgrade Communications, Inc. (a)                                      2,800           52,220
Utstarcom, Inc. (a)                                                    20,000          711,400
                                                                                --------------
                                                                                     3,825,632
                                                                                --------------
COMPUTERS & PERIPHERALS--1.0%
Applied Films Corp. (a)                                                 4,500          116,460
AU Optronics Corp., ADR (a)                                             5,900           40,828
Cray, Inc. (a)                                                         12,300           97,170
Crossroads Systems, Inc. (a)                                            3,000            5,067
Dell Computer Corp. (a)                                                39,500        1,262,420
Electronics for Imaging (a)                                             2,100           42,609
Hutchinson Technology, Inc. (a)                                           500           16,445
Imation Corp.                                                             500           18,910
Intergraph Corp. (a)                                                    2,300           49,450
Iomega Corp. (a)                                                        6,100           64,660
Legend Group, Ltd.                                                    338,000          112,693
Lexmark International, Inc. (a)                                        14,400        1,019,088
                                                                                --------------
                                                                                     2,845,800
                                                                                --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Amphenol Corp. (a)                                                      2,800   $      131,096
Analogic Corp.                                                            800           39,008
Anixter International, Inc. (a)                                         3,700           86,691
Arrow Electronics, Inc. (a)                                             3,100           47,244
AVX Corp.                                                               4,400           48,356
Benchmark Electronics, Inc. (a)                                         1,600           49,216
Brocade Communications Systems, Inc. (a)                               21,400          126,046
Celestica, Inc. (a)                                                    38,100          600,456
Checkpoint Systems, Inc. (a)                                            3,400           48,110
Garmin, Ltd. (a)                                                        4,800          191,376
Global Imaging Systems, Inc. (a)                                        4,300           99,588
Hoya Corp.                                                              3,400          234,600
Itron, Inc. (a)                                                         4,600           99,176
Jabil Circuit, Inc. (a)                                                 5,800          128,180
Littelfuse, Inc. (a)                                                    3,400           76,024
Millipore Corp. (a)                                                     2,300          102,051
MTS Systems Corp.                                                       3,800           56,012
NU Horizons Electronics Corp. (a)                                       5,800           34,800
Pioneer Standard Electronics                                            5,600           47,488
Planar Systems, Inc. (a)                                                2,600           50,856
Plexus Corp. (a)                                                       12,400          142,972
Somera Communications, Inc. (a)                                         9,100           13,286
Symbol Technologies, Inc.                                               3,900           50,739
Tech Data Corp. (a)                                                     2,100           56,091
Varian, Inc. (a)                                                        1,600           55,472
Vishay Intertechnology, Inc. (a)                                        6,200           81,840
                                                                                --------------
                                                                                     2,696,774
                                                                                --------------
INTERNET SOFTWARE & SERVICES--0.2%
Check Point Software Technologies (a)                                   1,900           37,145
Digital River, Inc. (a)                                                 4,900           94,570
Fidelity National Information Solutions, Inc. (a)                       3,100           80,848
SonicWALL, Inc. (a)                                                    11,600           55,680
Stellent, Inc. (a)                                                      5,800           31,320
Trizetto Group (a)                                                      2,300           13,892
Valueclick, Inc. (a)                                                    5,600           33,768
webMethods, Inc. (a)                                                    8,400           68,292
                                                                                --------------
                                                                                       415,515
                                                                                --------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--0.6%
Acxiom Corp. (a)                                                        3,400           51,306
Affiliated Computer Services, Inc. (a)                                  2,600          118,898
American Management Systems, Inc. (a)                                   6,000           85,680
Cognizant Technology Solutions Corp. (a)                                3,400           82,824
Computer Horizons Corp. (a)                                             4,100           18,614
Electronic Data Systems Corp.                                          31,500          675,675
Management Network Group, Inc. (a)                                     15,900           31,005

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
MPS Group, Inc. (a)                                                    12,500   $       86,000
PEC Solutions, Inc. (a)                                                 5,400           86,940
Priority Healthcare Corp. (a)                                           2,300           42,665
SAP AG, ADR                                                            14,800          432,456
SRA International Inc. (a)                                              3,300          105,600
                                                                                --------------
                                                                                     1,817,663
                                                                                --------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                                             3,000          137,917
Xerox Corp. (a)                                                        88,800          940,392
Zebra Technologies Corp. (a)                                            1,200           90,228
                                                                                --------------
                                                                                     1,168,537
                                                                                --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTION--2.9%
Agere Systems, Inc. (a)                                                29,700           69,201
Altera Corp. (a)                                                        2,100           34,440
Amkor Technology, Inc. (a)                                              3,100           40,734
Analog Devices, Inc. (a)                                                8,800          306,416
Applied Micro Circuits Corp. (a)                                       24,200          146,410
Artisan Components, Inc. (a)                                            2,800           63,308
ASML Holding NV, New York Shares (a)                                   13,000          124,280
Broadcom Corp. (a)                                                     14,000          348,740
Brooks Automation, Inc. (a)                                             9,900          112,266
Cabot Microelectronics Corp. (a)                                       12,400          625,828
Cymer, Inc. (a)                                                         2,000           64,020
DSP Group, Inc. (a)                                                     2,600           55,978
Dupont Photomasks, Inc. (a)                                             2,500           47,075
Entegris, Inc. (a)                                                     11,500          154,560
Exar Corp. (a)                                                          2,100           33,243
Fairchild Semiconductor International, Inc. (a)                         3,600           46,044
Helix Technology Corp.                                                  3,100           41,013
Infineon Technologies AG, ADR (a)                                      40,500          388,395
Integrated Circuit Systems, Inc. (a)                                    1,500           47,145
Integrated Device Technology, Inc. (a)                                  4,100           45,305
Intel Corp.                                                            48,900        1,016,338
Intersil Corp. (a)                                                     33,900          902,079
Lattice Semiconductor Corp. (a)                                        10,200           83,946
Marvell Technology Group, Ltd. (a)                                     19,000          653,030
Maxim Integrated Products, Inc.                                         2,500           85,475
Microchip Technology, Inc.                                             13,580          334,475
Mykrolis Corp. (a)                                                      5,400           54,810
National Semiconductor Corp. (a)                                        3,200           63,104
Novellus Systems, Inc. (a)                                              2,700           98,877
NVIDIA Corp. (a)                                                       30,050          691,450
Pericom Semiconductor Corp. (a)                                         3,500           32,550
PMC-Sierra, Inc. (a)                                                   52,900          620,517
Skyworks Solutions, Inc. (a)                                            5,000           33,850
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)                  31,900          321,552
Teradyne, Inc. (a)                                                      2,160           37,390
Texas Instruments, Inc.                                                16,650          293,040
Zoran Corp. (a)                                                         5,500          105,655
                                                                                --------------
                                                                                     8,222,539
                                                                                --------------
SOFTWARE--2.1%
Activision, Inc. (a)                                                    6,450   $       83,334
Adobe Systems, Inc.                                                    10,000          320,700
Amdocs, Ltd. (a)                                                        5,800          139,200
BMC Software, Inc. (a)                                                  3,500           57,155
Borland Software Corp. (a)                                             11,600          113,332
Electronic Arts, Inc. (a)                                               6,050          447,640
Henry (Jack) & Associates                                               3,000           53,370
Intuit, Inc. (a)                                                        1,400           62,342
Magma Design Automation, Inc. (a)                                       3,000           51,450
Mercury Interactive Corp. (a)                                           2,500           96,525
Micromuse, Inc. (a)                                                     3,500           27,965
Microsoft Corp.                                                       105,900        2,712,099
Novell, Inc. (a)                                                       11,200           34,496
Oracle Corp. (a)                                                       38,300          460,366
Pervasive Software, Inc. (a)                                            5,800           31,030
PLATO Learning, Inc. (a)                                                8,500           48,875
Reynolds & Reynolds Co.                                                 2,900           82,824
SAP AG                                                                  3,205          378,609
Siebel Systems, Inc. (a)                                                5,000           47,700
Sybase, Inc. (a)                                                        4,000           55,640
Symantec Corp. (a)                                                      2,500          109,650
Take-Two Interactive Software (a)                                       1,700           48,178
VERITAS Software Corp. (a)                                             16,500          473,055
                                                                                --------------
                                                                                     5,935,535
                                                                                --------------

MATERIALS--1.9%
CHEMICALS--0.8%
Air Products & Chemicals, Inc.                                         16,600          690,560
Cytec Industries, Inc. (a)                                              3,400          114,920
DSM NV                                                                  5,000          211,186
Eastman Chemical Co.                                                    2,100           66,507
Ecolab, Inc.                                                            1,600           40,960
Engelhard Corp.                                                         2,100           52,017
HB Fuller Co.                                                           2,000           44,040
International Flavors & Fragrances, Inc.                                3,700          118,141
Kaneka Corp.                                                           37,000          228,443
Lubrizol Corp.                                                          4,200          130,158
Methanex Corp.                                                          1,200           12,827
Minerals Technologies, Inc.                                             1,300           63,258
PPG Industries, Inc.                                                    1,000           50,740
Praxair, Inc.                                                           1,500           90,150
Schulman (A.), Inc.                                                     2,600           41,756
Shin-Etsu Chemical Co., Ltd.                                            5,000          171,040
                                                                                --------------
                                                                                     2,126,703
                                                                                --------------
CONSTRUCTION MATERIALS--0.0%
Amcol International Corp.                                               2,900           23,200
Centex Construction Products, Inc.                                      1,600           64,144
                                                                                --------------
                                                                                        87,344
                                                                                --------------
CONTAINERS & PACKAGING--0.1%
Aptargroup, Inc.                                                        1,500           54,000
Crown Holdings, Inc. (a)                                                7,300           52,122

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
Greif, Inc.                                                             2,000   $       46,000
Jarden Corp. (a)                                                        5,800          160,486
Packaging Corp. of America (a)                                          2,000           36,860
                                                                                --------------
                                                                                       349,468
                                                                                --------------
METALS & MINING--0.5%
Barrick Gold Corp.                                                     40,800          730,320
BHP Billiton, Ltd.                                                     15,000           87,020
Carpenter Technology Corp.                                              3,100           48,360
JFE Holdings, Inc.                                                     11,600          174,210
Peabody Energy Corp.                                                    5,000          167,950
Pechiney SA                                                             4,650          167,199
RTI International Metals, Inc. (a)                                      4,500           48,735
                                                                                --------------
                                                                                     1,423,794
                                                                                --------------
PAPER & FOREST PRODUCTS--0.5%
Boise Cascade Corp.                                                     1,000           23,900
Bowater, Inc.                                                          15,800          591,710
Georgia-Pacific Corp.                                                   3,200           60,640
Glatfelter                                                              1,700           25,075
International Paper Co.                                                 1,850           66,101
MeadWestvaco Corp.                                                      4,575          113,002
UPM-Kymmene Oyj                                                        17,050          249,266
Weyerhaeuser Co.                                                        6,000          324,000
                                                                                --------------
                                                                                     1,453,694
                                                                                --------------

TELECOMMUNICATION SERVICES--2.8%
DIVERSIFIED TELECOMMUNICATION--2.2%
BellSouth Corp.                                                        63,100        1,680,353
Intrado, Inc. (a)                                                       2,100           33,159
North Pittsburgh Systems, Inc.                                          2,700           40,689
SBC Communications, Inc.                                               76,800        1,962,240
Telecom Italia SpA                                                     31,150          282,343
Telefonica SA (a)                                                      38,333          445,776
Verizon Communications, Inc.                                           50,400        1,988,280
                                                                                --------------
                                                                                     6,432,840
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
AT&T Wireless Services, Inc. (a)                                       16,200          133,002
China Mobile, Ltd./HK                                                  98,000          231,234
Metro One Telecommunications (a)                                        3,000           15,480
Mobile Telesystems, ADR (a)                                             3,300          194,700
NTT DoCoMo, Inc.                                                          140          303,700
Sprint Corp.-PCS Group (a)                                             15,600           89,700
Telephone & Data Systems, Inc.                                          2,400          119,280
Vodafone Group Plc                                                    295,000          577,813
                                                                                --------------
                                                                                     1,664,909
                                                                                --------------

UTILITIES--1.9%
ELECTRIC UTILITIES--1.4%
Allete, Inc.                                                            1,900           50,445
American Electric Power Co., Inc.                                      26,500          790,495
Central Vermont Public Service Corp.                                    3,800           74,290
CH Energy Group, Inc.                                                   2,500          112,500
Consolidated Edison, Inc.                                              22,000          952,160
El Paso Electric Co. (a)                                                3,700           45,621
Entergy Corp.                                                           1,300   $       68,614
Exelon Corp.                                                            1,600           95,696
Maine Public Service Co.                                                  900           29,259
MGE Energy, Inc.                                                        1,500           47,250
National Grid Transco Plc                                              54,400          369,562
Northeast Utilities                                                     6,100          102,114
PG&E Corp. (a)                                                         19,400          410,310
PPL Corp.                                                               1,000           43,000
Progress Energy, Inc.                                                   2,100           92,190
TXU Corp.                                                              28,200          633,090
                                                                                --------------
                                                                                     3,916,596
                                                                                --------------
GAS UTILITIES--0.0%
Cascade Natural Gas Corp.                                               1,600           30,560
Northwest Natural Gas Co.                                               1,200           32,700
WGL Holdings, Inc.                                                      1,200           32,040
                                                                                --------------
                                                                                        95,300
                                                                                --------------
MULTI-UTILITIES--0.5%
Duke Energy Corp.                                                      62,200        1,240,890
Energy East Corp.                                                       2,600           53,976
MDU Resources Group, Inc.                                               1,000           33,490
                                                                                --------------
                                                                                     1,328,356
                                                                                --------------
TOTAL COMMON STOCKS
  (cost of $172,667,040)                                                           182,249,770
                                                                                --------------

                                                                    PAR
                                                               --------------
CORPORATE BONDS--17.1%
CONSUMER DISCRETIONARY--2.5%
AUTO COMPONENTS--0.1%
American Axle & Manufacturing, Inc.,
  9.750%, 03/01/09                                             $       75,000           80,813
Lear Corp.,
  8.110%, 05/15/09                                                    275,000          316,937
                                                                                --------------
                                                                                       397,750
                                                                                --------------
AUTOMOBILES--0.1%
General Motors Corp.,
  7.125%, 07/15/13                                                    150,000          150,471
                                                                                --------------
HOTELS, RESTAURANTS & LEISURE--1.0%
Cinemark USA, Inc.,
  02/01/13 (b)                                                        250,000          272,500
Extended Stay America,
  9.150%, 03/15/08                                                    230,000          238,050
Harrah's Entertainment, Inc.,
  7.875%, 12/15/05                                                    400,000          434,000
Host Marriott LP,
  9.500%, 01/15/07                                                    135,000          146,137
International Game Technology, Inc.,
  8.375%, 05/15/09                                                    100,000          122,000
Park Place Entertainment Corp.,
  9.375%, 02/15/07                                                    325,000          359,125
Six Flags, Inc.,
  9.500%, 02/01/09                                                      5,000            4,925
  9.750%, 06/15/07                                                    110,000          108,900

                       See Notes to Investment Portfolio.

                                                                    PAR              VALUE
                                                               --------------   --------------
Speedway Motorsports, Inc.,
  6.750%, 06/01/13 (b)                                         $      200,000   $      206,000
Starwood Hotels & Resorts, Inc.,
  7.875%, 05/01/12                                                    225,000          246,375
Station Casinos, Inc.,
  8.875%, 12/01/08                                                    350,000          365,750
YUM! Brands, Inc.,
  7.450%, 05/15/05                                                     50,000           53,000
  7.650%, 05/15/08                                                     50,000           55,500
  7.700%, 07/01/12                                                    195,000          221,325
  8.875%, 04/15/11                                                     45,000           52,650
                                                                                --------------
                                                                                     2,886,237
                                                                                --------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Scotts Co.,
  8.625%, 01/15/09                                                    250,000          267,500
                                                                                --------------
MEDIA--1.0%
AOL Time Warner, Inc.,
  7.625%, 04/15/31                                                     75,000           85,926
British Sky Broadcasting Plc,
  8.200%, 07/15/2009                                                  150,000          175,263
CSC Holdings, Inc.,
  8.125%, 08/15/09                                                     50,000           51,250
  9.875%, 02/15/13                                                    220,000          224,400
Dex Media East LLC,
  12.125%, 11/15/12                                                   250,000          297,500
DirectTV Holdings LLC,
  8.375%, 03/15/13 (b)                                                110,000          122,925
Houghton Mifflin Co.,
  9.875%, 02/01/13 (b)                                                275,000          303,875
Lamar Media Corp.,
  7.250%, 01/01/13                                                    375,000          399,375
Lin TV Corp.,
  6.500%, 05/15/13 (b)                                                175,000          175,438
Mediacom Communications Corp.,
  9.500%, 01/15/13                                                    325,000          346,125
Rogers Cable, Inc.,
  7.875%, 05/01/12                                                    350,000          363,328
Sinclair Broadcast Group, Inc.,
  8.750%, 12/15/11                                                    260,000          286,000
TCI Communications, Inc.,
  8.750%, 08/01/15                                                    100,000          130,478
                                                                                --------------
                                                                                     2,961,883
                                                                                --------------
SPECIALTY RETAIL--0.2%
Hasbro, Inc.,
  8.500%, 03/15/06                                                    200,000          220,000
United Rentals, Inc.,
  8.800%, 08/15/08                                                    200,000          194,000
                                                                                --------------
                                                                                       414,000
                                                                                --------------

CONSUMER STAPLES--0.8%
BEVERAGES--0.2%
Constellation Brands, Inc.,
  8.125%, 01/15/12                                             $      300,000   $      324,000
  8.500%, 03/01/09                                                     50,000           53,500
Cott Beverages, Inc.,
  8.000%, 12/15/11                                                    350,000          378,438
                                                                                --------------
                                                                                       755,938
                                                                                --------------
FOOD & DRUG RETAILING--0.1%
Winn-Dixie Stores, Inc.,
  8.875%, 04/01/08                                                    206,000          220,420
                                                                                --------------
HOUSEHOLD PRODUCTS--0.5%
Procter & Gamble Co.,
  4.750%, 06/15/07                                                  1,250,000        1,358,275
                                                                                --------------

ENERGY--2.0%
ENERGY EQUIPMENT & SERVICES--0.2%
Grant Prideco, Inc.,
  9.625%, 12/01/07                                                    400,000          438,000
Key Energy Services, Inc.,
  6.375%, 05/01/13                                                     75,000           76,125
Universal Compression Holdings, Inc.,
  7.250%, 05/15/10 (b)                                                 25,000           26,000
                                                                                --------------
                                                                                       540,125
                                                                                --------------
OIL & GAS--1.8%
Amerada Hess Corp.,
  7.125%, 03/15/33                                                    725,000          830,045
Devon Financing Corp.,
  6.875%, 09/30/11                                                  1,000,000        1,174,730
Nexen, Inc.,
  7.875%, 03/15/32                                                  1,250,000        1,545,575
Pride International, Inc.,
  10.000%, 06/01/09                                                   350,000          381,500
Pemex Project Funding Master Trust,
  7.875%, 02/01/09                                                    300,000          342,000
Vintage Petroleum, Inc.,
  7.875%, 05/15/11                                                    250,000          261,875
Westport Resources Corp.,
  8.250%, 11/01/11                                                    350,000          381,500
XTO Energy, Inc.,
  7.500%, 04/15/12                                                    220,000          251,900
                                                                                --------------
                                                                                     5,169,125
                                                                                --------------

FINANCIALS--6.0%
BANKS--0.4%
Den Danske Bank,
  6.550%, 09/15/03 (b)                                              1,250,000        1,261,788
                                                                                --------------
DIVERSIFIED FINANCIALS--4.5%
Countrywide Home Loan, Inc.,
  6.850%, 06/15/04                                                  1,000,000        1,050,760

                       See Notes to Investment Portfolio.

                                                                    PAR              VALUE
                                                               --------------   --------------
Fannie Mae,
  4.500%, 04/25/13                                             $      615,000   $      629,929
  5.000%, 12/25/15-04/01/49                                         2,115,000        2,191,814
  6.250%, 05/15/29                                                     50,000           58,558
  6.625%, 09/15/09                                                  2,320,000        2,783,573
Freddie Mac,
  5.250%, 01/15/06                                                    150,000          163,289
  6.000%, 06/15/11                                                    100,000          116,788
  6.250%, 07/15/04                                                    100,000          105,279
Ford Motor Credit Corp.,
  7.375%, 02/01/11                                                    925,000          951,057
Goldman Sachs Group, Inc.,
  5.700%, 09/01/12                                                    600,000          661,308
  6.600%, 01/15/12                                                    300,000          348,840
Household Financial Corp.,
  5.875%, 02/01/09                                                    900,000        1,009,548
IBM Canada Credit Services Company,
  3.750%, 11/30/07 (b)                                              1,000,000        1,027,140
International Lease Financial Corp.,
  6.375%, 03/15/09                                                  1,250,000        1,400,987
RH Donnelley Financial Corp.,
  10.875%, 12/15/12 (b)                                               350,000          406,000
                                                                                --------------
                                                                                    12,904,870
                                                                                --------------
INSURANCE--1.0%
Florida Windstorm Underwriting Association,
  7.125%, 02/25/19 (b)                                              1,150,000        1,378,609
Prudential Insurance Co.,
  7.650%, 07/01/07 (b)                                              1,150,000        1,335,483
                                                                                --------------
                                                                                     2,714,092
                                                                                --------------
REAL ESTATE--0.1%
Health Care REIT, Inc.,
  7.500%, 08/15/07                                                    200,000          215,558
IStar Financial, Inc.,
  7.000%, 03/15/08                                                    100,000          105,000
                                                                                --------------
                                                                                       320,558
                                                                                --------------

HEALTH CARE--1.4%
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Apogent Technologies, Inc.,
  6.500%, 05/15/13 (b)                                                 25,000           25,813
                                                                                --------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
AmerisourceBergen Corp.,
  7.250%, 11/15/12                                                    100,000          108,750
  8.125%, 09/01/08                                                    265,000          292,163
HCA Healthcare Co.,
  7.125%, 06/01/06                                                    900,000          973,404
  7.875%, 02/01/11                                                     50,000           55,381
  8.750%, 09/01/10                                                     75,000           88,708
Omnicare, Inc.,
  8.125%, 03/15/11                                                    400,000          437,000
Province Healthcare Co.,
  7.500%, 06/01/13                                                    175,000          174,125
Select Medical Corp.,
  9.500%, 06/15/09                                                    250,000          272,500
Tenet Healthcare Corp.,
  5.375%, 11/15/06                                             $    1,125,000   $    1,091,250
Triad Hospitals, Inc.,
  8.750%, 05/01/09                                                    350,000          378,000
                                                                                --------------
                                                                                     3,871,281
                                                                                --------------

INDUSTRIALS--1.4%
AEROSPACE & DEFENSE--0.7%
K&F Industries, Inc.,
  9.625%, 12/15/10                                                    175,000          192,500
Raytheon Co.,
  8.300%, 03/01/10                                                  1,500,000        1,856,790
                                                                                --------------
                                                                                     2,049,290
                                                                                --------------
AIR FREIGHT & COURIERS--0.0%
Offshore Logistics, Inc.,
  6.125%, 06/15/13 (b)                                                 50,000           50,250
                                                                                --------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.,
  7.875%, 01/01/09                                                    300,000          310,500
  10.000%, 08/01/09                                                    75,000           79,875
Corrections Corp. of America,
  7.500%, 05/01/11                                                    125,000          130,938
Iron Mountain, Inc.,
  8.625%, 04/01/13                                                    350,000          377,125
Synagro Technologies, Inc.,
  9.500%, 04/01/09                                                     25,000           26,750
                                                                                --------------
                                                                                       925,188
                                                                                --------------
CONSTRUCTION & ENGINEERING--0.2%
KB Home,
  7.750%, 02/01/10                                                    100,000          108,000
  8.625%, 12/15/08                                                    225,000          254,250
  9.500%, 02/15/11                                                     25,000           28,125
Toll Corp.,
  7.750%, 09/15/07                                                    200,000          207,000
                                                                                --------------
                                                                                       597,375
                                                                                --------------
MACHINERY--0.1%
Kennametal, Inc.,
  7.200%, 06/15/12                                                    150,000          164,712
                                                                                --------------
ROAD & RAIL--0.1%
Burlington Northern Santa Fe,
  6.875%, 02/15/16                                                    100,000          119,248
Kansas City Southern,
  7.500%, 06/15/09                                                     54,000           55,890
  9.500%, 10/01/08                                                    150,000          167,625
                                                                                --------------
                                                                                       342,763
                                                                                --------------

MATERIALS--1.2%
CHEMICALS--0.2%
Airgas, Inc.,
  9.125%, 10/01/11                                                     85,000           95,200
Ethyl Corp.,
  8.875%, 05/01/10 (b)                                                195,000          199,875

                       See Notes to Investment Portfolio.

                                                                    PAR              VALUE
                                                               --------------   --------------
Equistar Chemicals LP,
  10.125%, 09/01/08                                            $       60,000   $       61,650
  10.625%, 05/01/11 (b)                                               140,000          143,500
Macdermid, Inc.,
  9.125%, 07/15/11                                                     20,000           22,400
                                                                                --------------
                                                                                       522,625
                                                                                --------------
CONTAINERS & PACKAGING--0.5%
Ball Corp.,
  6.875%, 12/15/12                                                    350,000          371,875
Constar International, Inc.,
  11.000%, 12/01/12                                                   150,000          162,750
Owens-Illinois, Inc.,
  7.350%, 05/15/08                                                    270,000          271,350
Silgan Holdings, Inc.,
  9.000%, 06/01/09                                                    375,000          388,125
Stone Container Corp.,
  9.750%, 02/01/11                                                    200,000          218,000
                                                                                --------------
                                                                                     1,412,100
                                                                                --------------
METALS & MINING--0.1%
Peabody Energy Corp.,
  6.875%, 03/15/13 (b)                                                200,000          210,000
                                                                                --------------
PAPER & FOREST PRODUCTS--0.4%
Abitibi Consolidated, Inc.,
  7.875%, 08/01/09                                                    200,000          220,586
Cascades, Inc.,
  7.250%, 02/15/13 (b)                                                140,000          147,700
Georgia Pacific Corp.,
  8.875%, 05/15/31                                                  1,000,000          980,000
                                                                                --------------
                                                                                     1,348,286
                                                                                --------------

TELECOMMUNICATION SERVICES--1.2%
DIVERSIFIED TELECOMMUNICATION--0.4%
France Telecom SA,
  10.000%, 03/01/31                                                    50,000           68,966
L 3 Communications Corp.,
  7.625%, 06/15/12                                                    225,000          247,500
Sprint Capital Corp.,
  6.125%, 11/15/08                                                    375,000          407,906
Worldcom, Inc.,
  8.250%, 05/15/31 (c)                                              1,525,000          453,688
                                                                                --------------
                                                                                     1,178,060
                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
AT&T Wireless Services, Inc.,
  7.875%, 03/01/11                                                    400,000          472,960
Advance PCS,
  8.500%, 04/1/08                                                     400,000          430,000
Nextel Comunications, Inc.,
  9.950%, 02/15/08                                                     50,000           52,125
  10.650%, 09/15/07                                                   275,000          284,625
Verizon Wireless Capital LLC,
  5.375%, 12/15/06                                                    900,000          988,794
                                                                                --------------
                                                                                     2,228,504
                                                                                --------------

UTILITIES--0.6%
ELECTRIC UTILITIES--0.6%
Chesapeake Energy Corp.,
  7.500%, 09/15/13 (b)                                         $      165,000   $      174,900
  8.125%, 04/01/11                                                     50,000           53,875
  8.375%, 11/01/08                                                    100,000          108,000
  9.000%, 08/15/12                                                     25,000           28,000
FirstEnergy Corp.,
  5.500%, 11/15/06                                                  1,050,000        1,125,107
Indiana Michigan Power Co.,
  6.125%, 12/15/06                                                     35,000           38,937
  6.875%, 07/01/04                                                     50,000           52,298
Transalta Corp.,
  7.450%, 05/15/05                                                     75,000           77,659
                                                                                --------------
                                                                                     1,658,776
                                                                                --------------
GAS UTILITIES--0.0%
Semco Energy, Inc.,
  7.125%, 05/15/08 (b)                                                 10,000           10,400
                                                                                --------------
TOTAL CORPORATE BONDS
  (cost of $46,794,037)                                                             48,918,455
                                                                                --------------

FOREIGN GOVERNMENT OBLIGATION--0.1%
State of Israel,
  6.625%, 08/15/03
  (cost of $267,872)                                                  250,000          251,605
                                                                                --------------

U.S. GOVERNMENT OBLIGATIONS--7.6%
U.S. GOVERNMENT AGENCIES--6.0%
Federal Home Loan Mortgage Corp.,
  5.500%, 12/01/32                                                    188,742          194,981
  6.500%, 12/01/10-07/01/31                                         5,782,551        6,040,383
  7.000%, 04/01/29-08/01/31                                           142,735          149,717
  7.500%, 07/01/15-01/01/30                                            86,255           91,749
  8.000%, 09/01/15                                                     41,535           44,895
  12.000%, 07/01/20                                                   218,278          251,379
                                                                                --------------
                                                                                     6,773,104
                                                                                --------------
Federal National
  Mortgage Association,
  5.500%, 05/01/16                                                    119,023          123,657
  6.000%, 04/01/16-07/01/31                                           379,231          395,158
  6.120%, 10/01/08                                                    236,589          260,347
  6.500%, 08/01/31-12/01/31                                         2,181,771        2,275,210
  7.000%, 07/01/31-12/01/32                                         1,573,807        1,657,372
  7.500%, 09/01/15-08/01/31                                           335,794          357,419
  8.000%, 04/01/30-05/01/30                                            94,801          102,229
                                                                                --------------
                                                                                     5,171,392
                                                                                --------------

                       See Notes to Investment Portfolio.

                                                                    PAR              VALUE
                                                               --------------   --------------
Government National
  Mortgage Association,
  5.750%, 07/20/25                                             $       75,176   $       76,781
  6.000%, 12/15/28-03/15/29                                         3,100,687        3,255,332
  6.500%, 05/15/13-05/15/29                                           521,964          551,067
  7.000%, 11/15/13-06/15/31                                            76,795           81,395
  7.500%, 09/15/29                                                    175,345          186,403
  8.000%, 03/15/26                                                    995,757        1,079,454
  9.000%, 12/15/17                                                     12,275           13,673
                                                                                --------------
                                                                                     5,244,105
                                                                                --------------
U.S. GOVERNMENT BONDS & NOTES--1.6%
U.S. Treasury Bonds,
  5.375%, 02/15/31                                                    695,000          782,608
  7.250%, 08/15/22                                                    150,000          203,232
  7.625%, 02/15/25                                                    150,000          213,275
  8.125%, 08/15/19                                                    150,000          216,943
  12.000%, 08/15/13                                                    35,000           50,863
                                                                                --------------
                                                                                     1,466,921
                                                                                --------------
U.S. Treasury Notes,
  3.000%, 11/15/07                                                    205,000          211,454
  3.625%, 05/15/13                                                     55,000           55,430
  3.875%, 02/15/13                                                    930,000          956,991
  4.000%, 11/15/12                                                  1,700,000        1,768,996
  5.500%, 05/15/09                                                    200,000          230,359
                                                                                --------------
                                                                                     3,223,230
                                                                                --------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (cost of $20,503,399)                                                             21,878,752
                                                                                --------------

NON-AGENCY MORTGAGE-BACKED & ASSET-BACKED SECURITIES--5.9%
ASSET-BACKED SECURITIES--3.5%
American Express Credit Card Trust,
  5.600%, 11/15/06                                                    125,000          129,348
Chase Manhattan Auto Owner Trust,
  3.800%, 05/15/08                                                    250,000          258,965
Chase Manhattan Auto Owner Trust,
  5.070%, 02/15/08                                                    100,000          104,604
Chemical Bank Master Credit
  Card Trust,
  5.980%, 09/15/08                                                    150,000          160,623
Citibank Credit Card Issuance Trust,
  4.950%, 02/09/09                                                    205,000          221,656
Continental Airlines
  Pass-Through Trust,
  7.461%, 04/01/15                                                    334,171          307,438
Federal Express Corp.
  Pass-Through Certificate,
  7.530%, 09/23/06                                                    871,992          970,624
Honda Auto Receivables,
  5.090%, 10/18/06                                                     50,000           51,521
MBNA Master Credit Card Trust,
  6.600%, 04/16/07                                                  4,250,000        4,541,380
Standard Credit Card Master Trust,
  6.550%, 10/07/07                                                  1,500,000        1,652,325
Toyota Auto Receivables,
  4.720%, 09/15/08                                                    200,000          209,038
United Airlines
  Pass-Through Certificate,
  7.032%, 10/01/10 (d)                                         $    1,372,048   $    1,166,241
  9.200%, 03/22/08 (c)                                                507,021          111,545
Wells Fargo Auto Trust,
  5.070%, 03/15/08                                                    250,000          256,950
                                                                                --------------
                                                                                    10,142,258
                                                                                --------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--2.4%
American Mortgage Trust,
  7.432%, 09/27/22                                                     89,094           80,184
Citicorp Pass-Through Trust,
  8.040%, 12/15/19 (b)                                              1,950,000        2,353,943
LB-UBS Commercial Mortgage Trust,
  6.510%, 12/15/26                                                  3,750,000        4,393,487
Rural Housing Trust,
  6.330%, 04/01/26                                                     20,707           21,041
                                                                                --------------
                                                                                     6,848,655
                                                                                --------------
TOTAL NON-AGENCY MORTGAGE-BACKED & ASSET-BACKED SECURITIES
  (cost of $16,263,427)                                                             16,990,913
                                                                                --------------

MUNICIPAL BONDS--0.5%
California Infrastructure &
  Economic Development Authority,
  6.420%, 12/26/09                                                  1,200,000        1,369,956
New Jersey Economic
  Development Authority,
  7.425%, 02/15/29                                                    100,000          132,506
                                                                                --------------
TOTAL MUNICIPAL BONDS
  (cost of $1,481,723)                                                              1,502,462
                                                                                --------------

                                                                   SHARES
                                                               --------------
POOLED INVESTMENT VEHICLES--1.8%
S&P MidCap 400 Depositary Receipts                                     23,300        2,043,876
SPDR Trust Series 1                                                    30,000        2,928,900
                                                                                --------------
TOTAL POOLED INVESTMENT VEHICLES
  (cost of $4,298,020)                                                              4,972,776
                                                                                --------------

PREFERRED STOCKS--0.9%
CONSUMER DISCRETIONARY--0.1%
MEDIA--0.1%
News Corp., Ltd., ADR                                                  12,600          315,630
                                                                                --------------
FINANCIALS--0.7%
DIVERSIFIED FINANCIALS--0.7%
HSBC Capital Funding                                                1,000,000        1,320,344
RBS Capital Trust                                                     700,000          704,907
                                                                                --------------
                                                                                     2,025,251
                                                                                --------------
HEALTH CARE--0.1%
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Fresenius AG                                                            5,475          259,147
                                                                                --------------
TOTAL PREFERRED STOCKS
  (cost of $2,877,532)                                                               2,600,028
                                                                                --------------

                       See Notes to Investment Portfolio.

                                                                    PAR             VALUE
                                                               --------------   --------------
SHORT-TERM OBLIGATIONS--2.5%
Repurchase agreement with
  State Street Bank & Trust Co., dated
  06/30/03, due 07/01/03 at
  0.95%, collateralized by
  U.S. Treasury Bonds with
  various maturities to 11/15/10,
  market value $2,290,125
  (repurchase proceeds
  $2,241,059)                                                  $    2,241,000   $    2,241,000
                                                                                --------------
Repurchase agreement with
  State Street Bank & Trust Co., dated
  06/30/03, due 07/01/03 at
  1.00%, collateralized by
  U.S. Treasury Bonds with
  various maturities to 02/15/29,
  market value $4,887,204
  (repurchase proceeds
  $4,777,133)                                                       4,777,000        4,777,000
                                                                                --------------
TOTAL SHORT-TERM OBLIGATIONS
  (cost of $7,018,000)                                                               7,018,000
                                                                                --------------
TOTAL INVESTMENTS--100.1%
  (cost of $272,171,050) (e)                                                       286,382,761
                                                                                --------------
OTHER ASSETS & LIABILITIES, NET--(0.1)%                                               (310,310)
                                                                                --------------
NET ASSETS--100.0%                                                              $  286,072,451
                                                                                ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $9,832,139 or 3.4% of the net assets.
(c) As of June 30, 2003 the Fund held certain securities that have filed for bankruptcy protection under Chapter 11, representing 0.2% of net assets. This issuer is in default of certain debt covenants. Income is not being accrued.
(d) As of June 30, 2003, this security has filed for bankruptcy protection under Chapter 11, representing 0.4% of net assets. This issuer is in default of certain debt covenants, however, income is being accrued as a special escrow account has been set up for eighteen months of interest.
(e) Cost for federal income tax purposes is $272,370,389. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion elections on fixed income securities.

            ACRONYM              NAME
            -------              ----
              ADR     American Depositary Receipt
              GDR      Global Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Asset Allocation Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                     $ 272,171,050
                                                                         -------------
Investments, at value                                                    $ 286,382,761
Cash                                                                           157,819
Foreign currency (cost of $861,266)                                            838,589
Receivable for:
   Investments sold                                                          5,447,922
   Fund shares sold                                                            143,163
   Interest                                                                  1,032,758
   Dividends                                                                   228,147
   Expense reimbursement due from Manager/Distributor                           27,027
Deferred Trustees' compensation plan                                             3,263
Other assets                                                                    28,906
                                                                         -------------
     TOTAL ASSETS                                                          294,290,355
                                                                         -------------

LIABILITIES:
Payable for:
   Investments purchased                                                     5,336,061
   Fund shares repurchased                                                   2,626,315
   Management fee                                                              110,144
   Administration fee                                                           35,931
   Transfer agent fee                                                              594
   Pricing and bookkeeping fees                                                  3,827
   Merger costs                                                                 25,843
   Trustees' fee                                                                   334
   Reports to Shareholders                                                      75,592
Deferred Trustees' fee                                                           3,263
                                                                         -------------
     TOTAL LIABILITIES                                                       8,217,904
                                                                         -------------
NET ASSETS                                                               $ 286,072,451
                                                                         =============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $ 296,803,534
Undistributed net investment income                                          3,098,610
Accumulated net realized loss                                              (28,024,938)
Net unrealized appreciation (depreciation) on:
   Investments                                                              14,211,711
   Foreign currency translations                                               (16,466)
                                                                         -------------
NET ASSETS                                                               $ 286,072,451
                                                                         =============

CLASS A:
Net assets                                                               $ 231,917,367
Shares outstanding                                                          18,522,489
                                                                         =============
Net asset value per share                                                $       12.52
                                                                         =============

CLASS B:
Net assets                                                               $  54,155,084
Shares outstanding                                                           4,338,075
                                                                         =============
Net asset value per share                                                $       12.48
                                                                         =============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Asset Allocation Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                $   1,456,777
Interest                                                                     2,742,293
                                                                         -------------
   Total Investment Income (net of foreign taxes withheld of $61,774)        4,199,070
                                                                         -------------

EXPENSES:
Management fee                                                                 576,432
Administration fee                                                             192,144
Distribution fee--Class B                                                       64,056
Pricing and bookkeeping fees                                                    49,665
Transfer agent fee                                                               3,720
Trustees' fee                                                                    5,781
Custody fee                                                                     20,480
Other expenses                                                                  55,540
                                                                         -------------
   Total Expenses                                                              967,818
Fees reimbursed by Distributor--Class B                                        (14,362)
                                                                         -------------
   Net Expenses                                                                953,456
                                                                         -------------
Net Investment Income                                                        3,245,614
                                                                         -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
   CURRENCY AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                                              (2,955,086)
   Foreign currency transactions                                                54,064
   Futures contracts                                                           (49,412)
   Net increase in reimbursement due from Manager (See Note 5)                  24,301
                                                                         -------------
     Net realized loss                                                      (2,926,133)
                                                                         -------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                              24,479,225
   Foreign currency translations                                               (38,539)
   Futures contracts                                                            42,065
                                                                         -------------
     Net change in unrealized appreciation/depreciation                     24,482,751
                                                                         -------------
Net Gain                                                                    21,556,618
                                                                         -------------
Net Increase in Net Assets from Operations                               $  24,802,232
                                                                         =============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Asset Allocation Fund, Variable Series

                                                                          (UNAUDITED)
                                                                          SIX MONTHS         YEAR
                                                                             ENDED           ENDED
                                                                            JUNE 30,      DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                           2003            2002
----------------------------------                                       -------------    -------------
OPERATIONS:
Net investment income                                                    $   3,245,614    $   7,651,311
Net realized loss on investments, foreign currency transactions and
   futures contracts                                                        (2,926,133)     (18,935,561)
Net change in unrealized appreciation/depreciation on investments,
   foreign currency translations and futures contracts                      24,482,751      (25,560,282)
                                                                         -------------    -------------
        Net Increase (Decrease) from Operations                             24,802,232      (36,844,532)
                                                                         -------------    -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
     Class A                                                                (6,166,140)      (8,018,427)
     Class B                                                                (1,566,119)      (1,439,933)
                                                                         -------------    -------------
Total Distributions Declared to Shareholders                                (7,732,259)      (9,458,360)
                                                                         -------------    -------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                             1,022,765        4,404,498
   Proceeds received in connection with merger                              38,966,649               --
   Distributions reinvested                                                  6,166,140        8,018,427
   Redemptions                                                             (22,615,815)     (59,391,356)
                                                                         -------------    -------------
        Net Increase (Decrease)                                             23,539,739      (46,968,431)
                                                                         -------------    -------------

Class B:
   Subscriptions                                                             4,158,920       16,230,124
   Distributions reinvested                                                  1,566,119        1,439,933
   Redemptions                                                              (6,128,611)      (5,779,970)
                                                                         -------------    -------------
        Net Increase (Decrease)                                               (403,572)      11,890,087
                                                                         -------------    -------------
Net Increase (Decrease) from Share Transactions                             23,136,167      (35,078,344)
                                                                         -------------    -------------
Total Increase (Decrease) in Net Assets                                     40,206,140      (81,381,236)

NET ASSETS:
Beginning of period                                                        245,866,311      327,247,547
                                                                         -------------    -------------
End of period (including undistributed net investment income of
   $3,098,610 and $7,585,255, respectively)                              $ 286,072,451    $ 245,866,311
                                                                         =============    =============

CHANGES IN SHARES:
Class A:
   Subscriptions                                                                82,997          337,897
   Issued in connection with merger                                          3,421,128               --
   Issued for distributions reinvested                                         570,939          595,723
   Redemptions                                                              (1,919,756)      (4,734,716)
                                                                         -------------    -------------
        Net Increase (Decrease)                                              2,155,308       (3,801,096)
                                                                         -------------    -------------

Class B:
   Subscriptions                                                               348,443        1,269,931
   Issued for distributions reinvested                                         145,415          107,218
   Redemptions                                                                (514,452)        (476,977)
                                                                         -------------    -------------
        Net Increase (Decrease)                                                (20,594)         900,172
                                                                         -------------    -------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Asset Allocation Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Asset Allocation Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek high total investment return by investing primarily in a diversified portfolio of common stocks, securities convertible to common stock, bonds, and cash. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares:
Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Stein Roe & Farnham Incorporated, the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe & Farnham Incorporated with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 7, 2003, the Galaxy VIP Asset Allocation Fund (the target fund), previously a single class fund of Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Stein Roe Balanced Fund, Variable Series. The Stein Roe Balanced Fund, Variable Series received a tax-free transfer of assets from the Galaxy VIP Asset Allocation Fund as follows:

       SHARES             NET ASSETS          UNREALIZED
       ISSUED              RECEIVED         DEPRECIATION(1)
     ---------           ------------       ---------------
     3,421,128           $ 38,966,649       $  3,453,289

                           NET ASSETS           NET ASSETS
     NET ASSETS           OF GALAXY VIP        OF STEIN ROE
    OF STEIN ROE        ASSET ALLOCATION      BALANCED FUND,
   BALANCED FUND,            FUND            VARIABLE SERIES
   VARIABLE SERIES        IMMEDIATELY          IMMEDIATELY
      PRIOR TO             PRIOR TO               AFTER
    COMBINATION           COMBINATION          COMBINATION
   ---------------      ----------------     ----------------
   $ 233,114,098          $ 38,966,649         $ 272,080,747

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

Also on April 7, 2003, subsequent to the merger described above, the Stein Roe Balanced Fund, Variable Series was renamed the Liberty Asset Allocation Fund, Variable Series.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   INTEREST INCOME, DEBT DISCOUNT AND PREMIUM--Interest income is recorded on the accrual basis. Discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish the portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   OTHER--Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

      YEAR OF                            CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2009                              $  4,375,998
       2010                                14,373,391
                                         ------------
                                         $ 18,749,389
                                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATIVE FEES--Columbia receives monthly fees equal to 0.45% and 0.15% annually of the Fund's average daily net assets for management and administrative services, respectively.

Nordea Investment Management North America, Inc. ("Nordea") has been retained by Columbia as sub-advisor to manage the portion of the Fund's assets allocated to foreign stocks. Columbia, out of the management fee it receives, pays Nordea a monthly sub-advisory fee equal to 0.40% annually of the average daily net assets of that portion of the Fund's assets managed by Nordea.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). The Manager pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee totaling 0.25% annually on Class B average daily net assets.

   EXPENSE LIMITS--Columbia has voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, distribution fees, brokerage and extraordinary expenses of the Fund in excess of 0.75% annually of the Fund's average daily net assets.

LFD has voluntarily agreed to reimburse the Fund's Class B share distribution fee in excess of 0.15% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.90% annually of Class B average daily net assets.

These arrangements may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $140,959,934 and $157,262,027, respectively, of which $9,290,113 and $10,669,215, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation         $  28,321,110
     Gross unrealized depreciation           (14,308,738)
                                           -------------
       Net unrealized appreciation         $  14,012,372
                                           =============

   OTHER--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell futures contracts. The Fund will use these instruments to hedge against the effects of changes in the portfolio securities due to market conditions and not for trading purposes. The use of futures contracts involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Manager of the future direction of the market or stock price or interest rate trends. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. OTHER

During the six months ended June 30, 2003, the Fund was reimbursed $24,301 by the Manager for a loss incurred outside of the Fund's direct control on the sale of a portion of Barrick Gold Corp. shares.

FINANCIAL HIGHLIGHTS
Liberty Asset Allocation Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                               (UNAUDITED)
                                               SIX MONTHS                                            PERIOD
                                                  ENDED            YEAR ENDED DECEMBER 31,           ENDED
                                                 JUNE 30,        ---------------------------      DECEMBER 31,
                                                  2003              2002            2001            2000 (a)
                                               -----------       -----------    ------------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     11.82       $     13.81    $      16.33      $       16.18
                                               -----------       -----------    ------------      -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                             0.14              0.33            0.35(c)            0.25
Net realized and unrealized gain (loss) on
   investments, foreign currency, and
   futures contracts                                  0.89             (1.93)          (1.85)(c)          (0.10)
                                               -----------       -----------    ------------      -------------
     Total from Investment Operations                 1.03             (1.60)          (1.50)              0.15
                                               -----------       -----------    ------------      -------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.37)            (0.39)          (0.45)                --
From net realized gains                                 --                --           (0.57)                --
                                               -----------       -----------    ------------      -------------
     Total Distributions Declared
        to Shareholders                              (0.37)            (0.39)          (1.02)                --
                                               -----------       -----------    ------------      -------------
NET ASSET VALUE, END OF PERIOD                 $     12.48       $     11.82    $      13.81      $       16.33
                                               ===========       ===========    ============      =============
Total return (d)(e)(f)                                9.18%(g)        (11.94)%         (9.39)%             0.93%(g)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                                          0.90%(i)          0.90%           0.90%              0.90%(i)
Net investment income (h)                             2.37%(i)          2.53%           2.49%(c)           2.57%(i)
Waiver/reimbursement                                  0.05%(i)          0.05%           0.06%              0.04%(i)
Portfolio turnover rate                                 57%(g)           118%             57%                39%
Net assets, end of period (000's)              $    54,155       $    51,540    $     47,754      $      14,985

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and to decrease the ratio of net investment income to average net assets from 2.54% to 2.49%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

SHAREHOLDER MEETING RESULTS
Liberty Asset Allocation Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Galaxy VIP Asset Allocation Fund had 3,715,956.172 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                        GALAXY VIP ASSET ALLOCATION FUND
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Asset Allocation Fund to, and the assumption of all of the liabilities of the Galaxy VIP Asset Allocation Fund by, the Stein Roe Balanced Fund, Variable Series, in exchange for shares of the Stein Roe Balanced Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Asset Allocation Fund in complete liquidation of the Galaxy VIP Asset Allocation Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                            % OF         % OF
                                             NO. OF      OUTSTANDING    SHARES
                                             SHARES        SHARES        VOTED
                                         -------------   -----------    -------
   Affirmative                           3,344,940.074     90.016%       90.464%
   Against                                  41,413.212      1.114%        1.120%
   Abstain                                 311,197.311      8.375%        8.416%

   TOTAL                                 3,697,550.597     99.505%      100.000%

   ** FUND TOTALS:                    SHARES
   RECORD TOTAL                3,715,956.172
   VOTED SHARES                3,697,550.597
   PERCENT VOTED                      99.505%

PORTFOLIO MANAGER'S DISCUSSION
Liberty Federal Securities Fund, Variable Series / June 30, 2003

   Liberty Federal Securities Fund, Variable Series seeks the highest possible level of current income, consistent with the safety of principal and maintenance of liquidity.

   Ann T. Peterson has managed or co-managed the fund since June 2000. Since 1993 she has managed or co-managed other funds for the advisor.

   On April 7, 2003, Galaxy VIP Quality Plus Bond Fund was merged into Liberty Federal Securities Fund, Variable Series.

DECLINING INTEREST RATES BENEFIT BONDS
Government bonds continued to post modest gains during the first half of 2003. As the economy remained sluggish with no inflation in sight, interest rates, which drive government bond returns, continued to decline. The yield on the five-year US Treasury bond bottomed in mid-June at 2.03%. Soon after, the Federal Reserve lowered the federal funds rate--the target overnight interest rate at which commercial banks lend money to each other--to 1.00%. With interest rates at historical lows, investors reached for yield. The best performers were bonds with a yield advantage over Treasuries, including mortgage bonds, asset-backed securities and corporate bonds.

MORTGAGES AND LONGER DURATION BOOST PERFORMANCE
The fund, which focuses on government bonds, benefited from maintaining a high concentration in mortgage bonds and other bonds that provided additional yield. About 47% of the fund's net assets were in mortgage bonds, which did well in an environment in which investors looked to purchase bonds with higher yields than Treasuries. During the period, we added mortgage bonds with relatively lower coupons (or stated interest rates). As interest rates declined, these coupons helped lower prepayment risk (or the risk that a bond might be paid off before its maturity date). Prepayments occur as homeowners refinance to take advantage of lower interest rates. When this happens, bond investors lose income as they are forced to reinvest at lower prevailing rates.

   The fund acquired a small position in high-quality corporate bonds as a result of its merger in April with Galaxy VIP Quality Plus Bond Fund, an investment grade bond fund. The corporate bond position represented about 4% of the fund's net assets at the end of the period. Investment-grade corporate bonds did well as investors looked to add higher yielding securities in an environment of low interest rates. The merger also effectively reduced our stake in Treasuries from 43% to approximately 38% of net assets. Within the Treasury area, we focused on bonds with five-year maturities, which turned in slightly better performance than either shorter- or longer-maturity bonds.

   In an environment of declining interest rates, the fund's relatively longer duration further benefited performance. Duration is a measure of a bond's interest-rate sensitivity. The longer a bond's duration, the more its price will rise as interest rates fall, or fall as interest rates rise. We actively manage the fund's duration by lengthening it when we expect interest rates to fall and shortening it when we expect interest rates to rise. Our strategy going forward will be to continue to look for relative value primarily among Treasuries and mortgage bonds, while actively managing the fund's exposure to interest rate risk.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in Liberty Federal Securities Fund, Variable Series offers the potential for attractive current income and total returns, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.

PERFORMANCE INFORMATION
Liberty Federal Securities Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                        (CUMULATIVE)
                          6-MONTH      1-YEAR    5-YEAR   10-YEAR
-----------------------------------------------------------------
Class B(1) (6/1/00)        2.96         8.94      6.78      6.58
Lehman Brothers
   Intermediate US
   Government Bond
   Index                   2.63         8.62      7.28      6.59

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 6/30/93(2) - 6/30/03

                              LEHMAN BROTHERS INTERMEDIATE
             CLASS B SHARES       US GOVERNMENT BOND INDEX
    Jun-93     $     10,000                   $     10,000
 9/30/1993     $     10,065                   $     10,211
12/31/1993     $     10,132                   $     10,226
 3/31/1994     $      9,953                   $     10,037
 6/30/1994     $      9,883                   $      9,981
 9/30/1994     $      9,954                   $     10,058
12/31/1994     $      9,973                   $     10,048
 3/31/1995     $     10,435                   $     10,466
 6/30/1995     $     10,951                   $     10,954
 9/30/1995     $     11,176                   $     11,124
12/31/1995     $     11,543                   $     11,496
 3/31/1996     $     11,463                   $     11,418
 6/30/1996     $     11,531                   $     11,494
 9/30/1996     $     11,770                   $     11,692
12/31/1996     $     12,085                   $     11,962
 3/31/1997     $     12,073                   $     11,960
 6/30/1997     $     12,491                   $     12,293
 9/30/1997     $     12,859                   $     12,608
12/31/1997     $     13,178                   $     12,887
 3/31/1998     $     13,356                   $     13,081
 6/30/1998     $     13,630                   $     13,323
 9/30/1998     $     14,047                   $     13,945
12/31/1998     $     14,074                   $     13,980
 3/31/1999     $     14,142                   $     13,942
 6/30/1999     $     14,073                   $     13,915
 9/30/1999     $     14,211                   $     14,055
12/31/1999     $     14,225                   $     14,048
 3/31/2000     $     14,447                   $     14,278
 6/30/2000     $     14,638                   $     14,538
 9/30/2000     $     15,092                   $     14,928
12/31/2000     $     15,692                   $     15,521
 3/31/2001     $     16,100                   $     15,986
 6/30/2001     $     16,147                   $     16,053
 9/30/2001     $     16,940                   $     16,851
12/31/2001     $     16,769                   $     16,828
 3/31/2002     $     16,717                   $     16,784
 6/30/2002     $     17,367                   $     17,432
 9/30/2002     $     18,277                   $     18,272
12/31/2002     $     18,374                   $     18,449
 3/31/2003     $     18,547                   $     18,621
    Jun-03     $     18,920                   $     18,933

NET ASSET VALUE PER SHARE ($)                             12/31/02       6/30/03
--------------------------------------------------------------------------------
Class B                                                    11.30          11.19

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The Lehman Brothers Intermediate US Government Bond Index is an unmanaged index that tracks the performance of investment grade bonds. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for periods prior to inception of the newer class shares would be lower.

(2) Inception date for Class A shares (older existing share class) is January 1, 1989.

INVESTMENT PORTFOLIO
Liberty Federal Securities Fund, Variable Series / June 30, 2003 (Unaudited)

                                                           PAR            VALUE
                                                       ------------   --------------
U.S. GOVERNMENT AGENCIES--47.8%
Federal Home Loan Mortgage Corp.:
   3.000% 07/15/04                                     $    140,000   $      142,705
   5.500% 8/1/17-12/01/17                                   449,044          465,742
   5.875% 03/21/11                                          180,000          202,476
   6.000% 04/01/32                                           83,838           86,928
   6.250% 7/15/04-07/15/32                                  250,000          275,581
   6.750% 03/15/31                                          265,000          329,926
   7.000% 06/01/16-01/01/26                                 421,453          444,057
   7.500% 02/01/23-05/01/24                                 677,689          725,431
   8.500% 05/01/06                                            2,994            3,161
   10.500% 02/01/19-06/01/13                                 71,614           80,133
   10.750% 11/01/09                                          42,830           47,685
   11.250% 10/1/09-07/01/13                                  13,299           15,031
   12.000% 07/01/13-07/01/20                                169,263          195,112
   To Be Announced:
   5.000% (a)                                            11,365,000       11,734,362
   5.500% (a)                                            27,300,000       28,161,643
                                                                      --------------
                                                                          42,909,973
                                                                      --------------
Federal National Mortgage Association:
   5.000% 09/25/12-2/1/18                                   443,303          455,676
   5.500% 02/15/06                                          200,000          219,556
   6.000% 12/15/05-7/25/26                                2,353,519        2,420,801
   6.500% 03/01/09-08/01/31                               5,007,574        5,231,233
   7.000% 07/01/11-03/01/29                               1,282,473        1,358,399
   7.125% 03/15/07                                          250,000          294,465
   7.500% 11/01/29                                          545,130          579,440
   8.000% 04/01/30                                           61,199           65,994
   8.500% 05/01/30                                        1,136,532        1,222,518
   9.000% 10/01/05-05/01/20                                  29,518           32,457
   9.250% 03/25/18                                          157,401          172,127
   10.000% 03/01/16                                          72,934           82,052
   12.250% 09/01/12                                          30,586           35,784
   To Be Announced:
   5.000% (a)                                             5,850,000        6,041,950
   5.500% (a)                                             5,049,000        5,243,073
   6.000% (a)                                            32,455,000       33,734,477
   7.500% (a)                                             6,544,000        6,953,000
                                                                      --------------
                                                                          64,143,002
                                                                      --------------
Government National Mortgage Association:
   5.750% 07/20/22-07/20/25                                 232,946          237,956
   6.000% 03/15/29-08/15/29                               5,926,136        6,220,502
   6.500% 10/15/13-03/15/28                               2,481,320        2,610,990
   7.000% 09/15/29                                          202,737          214,285
   7.500% 10/15/27-09/15/29                                  90,488           96,260
   8.000% 04/15/08-07/15/08                                 190,689          205,882
   8.500% 04/15/30                                           38,014           40,961
   9.000% 06/15/16-01/15/20                                 206,517          230,225
   9.500% 06/15/09-08/15/22                               1,182,808        1,325,816
   10.000% 06/15/10-11/15/19                                 96,802          109,209
   11.500% 04/15/13-05/15/13                                 83,956           98,110
   To Be Announced:
   6.000% (a)                                             2,500,000        2,618,750
                                                                      --------------
                                                                          14,008,946
                                                                      --------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost of $119,302,067)                                                121,061,921
                                                                      --------------
U.S. GOVERNMENT OBLIGATIONS--37.7%
U.S. Treasury Bonds/Notes:
   3.250% 12/31/03                                     $    475,000   $      480,381
   3.375% 04/30/04                                           25,000           25,491
   5.250% 05/15/04                                          220,000          228,061
   6.000% 08/15/04                                          793,000          836,677
   5.875% 11/15/04                                          160,000          170,281
   1.750% 12/31/04                                          100,000          100,867
   7.500% 02/15/05                                        8,078,000        8,895,897
   5.750% 11/15/05                                        4,050,000        4,457,373
   9.375% 02/15/06                                        5,525,000        6,640,575
   7.000% 07/15/06                                        6,840,000        7,905,542
   3.000% 11/15/07                                          100,000          103,148
   5.500% 05/15/09                                        3,260,000        3,754,858
   6.000% 08/15/09                                          250,000          294,892
   6.500% 02/15/10 (b)                                      638,000          773,999
   5.750% 08/15/10                                       18,084,000       21,167,467
   4.375% 08/15/12                                       12,290,000       13,177,670
   3.875% 02/15/13                                          220,000          226,385
   7.125% 02/15/23                                        3,333,000        4,466,350
   6.875% 08/15/25                                        5,745,000        7,569,486
   6.750% 08/15/26                                        5,820,000        7,583,961
   5.500% 08/15/28                                        3,610,000        4,060,828
   5.250% 11/15/28                                        2,200,000        2,394,821
   5.375% 02/15/31                                          235,000          264,623
                                                                      --------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
   (cost of $90,495,444)                                                  95,579,633
                                                                      --------------

CORPORATE BONDS--3.8%
BASIC MATERIALS--0.1%
FOREST PRODUCTS & PAPER--0.1%
International Paper Co.:
   5.850% 10/30/12                                           50,000           54,572
   8.125% 07/08/05                                           80,000           89,617
Weyerhaeuser Company, Debenture,
   7.375% 03/15/32                                          100,000          114,676
                                                                      --------------
                                                                             258,865
                                                                      --------------

CONSUMER CYCLICAL--0.2%
AUTO MANUFACTURER--0.1%
Ford Motor Co.,
   7.450% 07/16/31                                          205,000          189,980
                                                                      --------------
RETAIL--0.1%
Dayton Hudson Corp.,
   6.650% 08/01/28                                          125,000          143,196
Home Depot, Inc., Senior Note,
   5.375% 04/01/06                                          120,000          131,029
                                                                      --------------
                                                                             274,225
                                                                      --------------
TEXTILES--0.0%
Cintas Corp., Number 2,
   6.000% 06/01/12                                          100,000          113,021
                                                                      --------------

                       See Notes to Investment Portfolio.

                                                           PAR            VALUE
                                                       ------------   --------------
CONSUMER DISCRETIONARY--0.3%
MEDIA--0.3%
AOL Time Warner, Inc.,
   6.875% 05/01/12                                     $    100,000   $      114,314
Cox Communications, Inc.,
   7.750% 11/01/10                                          125,000          152,024
Disney (Walt) Co.:
   7.300% 02/08/05                                          100,000          108,555
   6.375% 03/01/12                                           75,000           85,161
Gannett Co., Inc.:
   5.500% 04/01/07                                          100,000          110,935
   6.375% 04/01/12                                          100,000          117,048
                                                                      --------------
                                                                             688,037
                                                                      --------------

CONSUMER NON-CYCLICAL--0.2%
AGRICULTURE--0.1%
Cargill, Inc.,
   6.375% 06/01/12 (c)                                      130,000          148,853
                                                                      --------------
COMMERCIAL SERVICES--0.1%
Leland Stanford Junior Univ.,
   6.875% 02/01/24                                          150,000          180,955
                                                                      --------------
COSMETICS/PERSONAL CARE--0.0%
Gillette Co.,
   4.000% 06/30/05                                           60,000           63,014
                                                                      --------------
PHARMACEUTICALS--0.0%
Pharmacia Corp., Debenture,
   6.600% 12/01/28                                           20,000           24,357
                                                                      --------------

CONSUMER STAPLES--0.3%
BEVERAGES--0.0%
Anheuser Busch Cos., Inc.,
   7.550% 10/01/30                                           40,000           52,922
                                                                      --------------
FOOD & DRUG RETAILING--0.3%
Bestfoods Medium Term,
   6.625% 04/15/28                                          125,000          145,472
ConAgra Foods, Inc.,
   6.750% 09/15/11                                          100,000          117,677
Kellogg Co., Series B,
   6.000% 04/01/06                                           25,000           27,629
Kroger Co.,
   6.200% 06/15/12                                           50,000           54,851
Pepsi Bottling Holdings, Inc.,
   5.625% 02/17/09 (c)                                      100,000          113,063
Safeway, Inc.,
   5.800% 08/15/12                                           50,000           53,160
Sara Lee Corp.,
   6.250% 09/15/11                                          100,000          115,741
Sysco Corp., Debenture,
   6.500% 08/01/28                                          100,000          114,772
                                                                      --------------
                                                                             742,365
                                                                      --------------
ENERGY--0.2%
OIL & GAS--0.2%
Amerada Hess Corp.,
   7.125% 03/15/33                                     $    100,000   $      114,489
Anadarko Finance Co., Series B,
   6.750% 05/01/11                                          100,000          116,998
Conoco, Inc., Senior Note,
   6.950% 04/15/29                                           65,000           78,044
Occidental Petroleum Corp.,
   Senior Note,
   6.500% 04/01/05                                          140,000          150,786
Texaco Capital, Inc.,
   5.500% 01/15/09                                           75,000           84,275
                                                                      --------------
                                                                             544,592
                                                                      --------------

FINANCIALS--1.5%
BANKS--0.6%
Bank of America Corp., Senior
   Note,
   4.875% 01/15/13                                          175,000          185,750
Bank of New York Co., Inc.,
   Senior Note,
   5.200% 07/01/07                                          150,000          164,489
Bank One Corp., Subordinated
   Note,
   7.875% 08/01/10                                           50,000           62,221
Comerica, Inc., Subordinated
   Note, 7.250% 08/01/07                                    150,000          171,465
Deutsche Bank Financial LLC,
   5.375% 03/02/15                                          100,000          107,115
European Investment Bank,
   4.625% 03/01/07                                           80,000           87,318
Mellon Bank, N.A., Subordinated
   Bank Note,
   7.625% 09/15/07                                          100,000          119,354
National City Corp, Subordinated
   Note,
   5.750% 02/01/09                                          110,000          120,454
Sovereign Bank,
   5.125% 03/15/13                                          100,000          103,507
SunTrust Bank, Atlanta
   Subordinated Note, BN,
   7.250% 09/15/06                                          125,000          143,368
U.S. Bancorp.,
   3.125% 03/15/08                                          150,000          151,757
Wachovia Corp., Senior Note,
   7.450% 07/15/05                                          100,000          111,310
Wells Fargo Bank, N.A.,
   Subordinated Note,
   6.450% 02/01/11                                           50,000           58,579
                                                                      --------------
                                                                           1,586,687
                                                                      --------------
DIVERSIFIED FINANCIALS SERVICES--0.8%
American Express Co.,
   6.875% 11/01/05                                           55,000           61,537
Bear Stearns Cos., Inc.,
   3.000% 03/30/06                                           90,000           92,218

                       See Notes to Investment Portfolio.

                                                           PAR            VALUE
                                                       ------------   --------------
Boeing Capital Corp., Senior Note,
   5.750% 02/15/07                                     $    100,000   $      109,332
Chase Manhattan Corp.,
   Subordinated Note,
   7.875% 06/15/10                                          125,000          152,015
Citigroup, Inc., Senior Note,
   6.750% 12/01/05                                          100,000          111,319
Citigroup, Inc., Subordinated Note,
   7.250% 10/01/10                                          100,000          120,745
Ford Motor Credit Co.,
   7.600% 08/01/05                                          120,000          128,758
General Electric Capital Corp.,
   Series A MTN:
   6.750% 03/15/32                                          100,000          117,508
   6.800% 11/01/05                                          125,000          139,523
General Motors Acceptance Corp.:
   6.750% 01/15/06                                          150,000          159,331
   7.250% 03/02/11                                           50,000           51,080
   7.500% 07/15/05                                           50,000           53,580
Goldman Sachs Group, Inc.:
   4.125% 01/15/08                                           50,000           52,505
   5.250% 04/01/13                                           50,000           53,252
Household Finance Corp.:
   4.625% 01/15/08                                           50,000           53,296
   6.375% 10/15/11                                           50,000           56,937
International Lease Finance Corp.,
   4.000% 01/17/06                                           90,000           93,105
John Deere Capital Corp.,
   Series D, MTN, Senior Note,
   3.125% 12/15/05                                           75,000           77,103
Mellon Funding Corp.,
   4.875% 06/15/07                                           50,000           53,861
Merrill Lynch & Co., Inc.,
   Series B, MTN,
   4.000% 11/15/07                                          150,000          157,370
Morgan Stanley Dean Witter & Co.,
   Unsubordinated Note,
   6.100% 04/15/06                                           80,000           88,330
                                                                      --------------
                                                                           1,982,705
                                                                      --------------
INSURANCE--0.0%
Marsh & McLennan Cos., Inc.,
   Senior Note,
   6.250% 03/15/12                                          100,000          115,829
                                                                      --------------
REAL ESTATE--0.1%
EOP Operating Ltd.,
   7.000% 07/15/11                                          110,000          128,525
                                                                      --------------

INDUSTRIALS--0.4%
AEROSPACE & DEFENSE--0.0%
Raytheon Co.,
   7.200% 08/15/27                                           50,000           58,476
                                                                      --------------
HAND & MACHINE TOOLS--0.0%
Black & Decker Corp., Senior Note,
   7.125% 06/01/11                                           50,000           59,090
                                                                      --------------
MISCELLANEOUS MANUFACTURING--0.2%
Illinois Tool Works, Inc.,
   5.750% 03/01/09                                     $    155,000   $      175,878
Minnesota Mining &
   Manufacturing Co.,
   6.375% 02/15/28                                          155,000          177,384
                                                                      --------------
                                                                             353,262
                                                                      --------------
PACKAGING & CONTAINERS--0.0%
Bemis Co., Inc.,
   6.500% 08/15/08                                           50,000           57,789
                                                                      --------------
ROAD & RAIL--0.2%
Burlington Northern Santa Fe Corp.,
   Debenture,
   7.000% 12/15/25                                          150,000          173,139
Norfolk Southern Corp., Senior Note,
   7.250% 02/15/31                                           75,000           89,691
Union Pacific Corp., Debenture,
   6.625% 02/01/29                                           50,000           56,803
United Parcel Services, Inc.,
   Debenture,
   8.375% 04/01/30                                           90,000          126,882
                                                                      --------------
                                                                             446,515
                                                                      --------------

MANUFACTURING--0.0%
METALS & MINING--0.0%
Alcoa, Inc.,
   7.250% 08/01/05                                           25,000           27,846
                                                                      --------------

MATERIALS--0.0%
CHEMICALS--0.0%
Rohm & Haas Co., Debenture,
   7.850% 07/15/29                                           50,000           64,938
                                                                      --------------

TECHNOLOGY--0.1%
COMPUTERS--0.1%
IBM Corp.,
   4.875% 10/01/06                                          200,000          216,980
IBM Corp., Debenture,
   6.220% 08/01/27                                          100,000          111,756
                                                                      --------------
                                                                             328,736
                                                                      --------------

TELECOMMUNICATION SERVICES--0.3%
DIVERSIFIED TELECOMMUNICATIONS--0.3%
AT&T Corp., Senior Note,
   7.000% 11/15/06                                           70,000           77,505
AT&T Corp., Senior Note,
   8.500% 11/15/31 (c)                                       20,000           22,813
Ameritech Capital Funding Corp.,
   6.550% 01/15/28                                           50,000           56,686
BellSouth Capital Funding, Debenture,
   7.875% 02/15/30                                          100,000          128,514
SBC Communications, Inc.,
   5.750% 05/02/06                                          100,000          110,239

                       See Notes to Investment Portfolio.

                                                           PAR            VALUE
                                                       ------------   --------------
Sprint Capital Corp.:
   6.000% 01/15/07                                     $     50,000   $       53,888
   6.875% 11/15/28                                           50,000           50,958
Verizon New England, Inc.,
   Senior Note,
   6.500% 09/15/11                                          120,000          138,787
                                                                      --------------
                                                                             639,390
                                                                      --------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
AT&T Wireless Services, Inc.,
   Senior Note,
   8.750% 03/01/31                                           50,000           62,328
Cingular Wireless LLC, Senior Note,
   7.125% 12/15/31                                           45,000           52,793
                                                                      --------------
                                                                             115,121
                                                                      --------------

UTILITIES--0.2%
ELECTRIC UTILITIES--0.2%
Consolidated Edison Co. of
   New York, Inc.,
   7.150% 12/01/09                                           50,000           60,854
Consolidated Edison Co. of
   New York, Inc., Series B,
   Debenture,
   4.875% 02/01/13                                           50,000           52,515
Florida Power & Light Co.,
   First Mortgage,
   6.875% 12/01/05                                          100,000          111,788
Potomac Electric Power Co.,
   First Mortgage,
   6.250% 10/15/07                                          100,000          111,576
Virginia Electric & Power,
   Series A, Senior Note,
   5.375% 02/01/07                                          100,000          109,475
                                                                      --------------
                                                                             446,208
                                                                      --------------
TOTAL CORPORATE BONDS
   (cost of $7,573,984)                                                    9,692,303
                                                                      --------------

NON-AGENCY MORTGAGE-BACKED &
   ASSET-BACKED SECURITIES--8.6%
Advanta Mortgage Loan Trust,
   7.550% 06/25/27                                          253,558          259,079
American Mortgage Trust,
   7.432% 09/27/22                                           33,658           30,292
Asset Securitization Corp.,
   6.750% 02/14/43                                        1,375,000        1,578,128
BMW Vehicle Owner Trust,
   Series 2002-A,
   Class A-3,
   3.800% 05/25/06                                           90,000           91,892
Chase Funding Mortgage Loan:
   6.448% 09/25/30                                        2,300,000        2,354,970
   5.638% 11/25/31                                        2,000,000        2,047,540
   6.975% 02/25/32                                        3,000,000        3,209,970
Chase Manhattan Auto
   Owner Trust,
   Series 2001-A, Class A-4,
   5.070% 02/15/08                                     $    125,000   $      130,755
Chase Manhattan Auto
   Owner Trust,
   Series 2001-B, Class A-4,
   3.800% 05/15/08                                          250,000          258,965
Citibank Credit Card Issuance Trust,
   Series 2002-A1,
   Class A-1, 4.950% 02/09/09                               250,000          270,312
Citicorp Mortgage Securities, Inc.,
   10.000% 07/01/17                                          27,700           27,655
Comfed Bancorp, Inc.,
   6.033% 01/01/18                                           22,405           17,924
Glendale Federal Bank,
   9.125% 01/25/08                                            3,699            3,692
GS Mortgage Securities Corp.,
   7.750% 09/20/27                                        1,469,628        1,522,944
Harley-Davidson Motorcycle Trust,
   Series 2001-2, Class A-1,
   3.770% 04/17/06                                           34,238           34,739
Honda Auto Receivables
   Owner Trust,
   Series 2002-2, Class A-3,
   3.830% 02/15/06                                          185,000          188,783
Imperial Savings Association,
   8.888% 07/25/17                                            4,491            4,481
JP Morgan Commercial
   Mortgage Finance Corp.,
   7.400% 07/15/31                                        2,000,000        2,383,221
LB Commercial Conduit
   Mortgage Trust:
   6.210% 10/15/35                                        1,800,000        2,039,680
   6.590% 02/18/30                                        1,500,000        1,702,395
Merrill Lynch Mortgage
   Investors, Inc.,
   7.127% 12/26/25                                          428,850          444,842
Mid-State Trust,
   7.340% 07/01/35                                        1,273,882        1,403,069
Nomura Asset Securities Corp.,
   7.120% 04/13/39                                        1,000,000        1,120,514
Private Export Funding Corp.,
   5.340% 03/15/06                                          125,000          136,783
Rural Housing Trust,
   6.330% 04/01/26                                          103,536          105,208
Structured Asset Securities Corp.,
   Interest Only
   1.869% 02/25/28                                        2,475,065          131,287
Wells Fargo Auto Trust
   Series 2001-A, Class A-4,
   5.070% 03/15/08                                          200,000          205,560
                                                                      --------------
TOTAL NON-AGENCY MORTGAGE-BACKED &
   ASSET-BACKED SECURITIES
   (cost of $19,991,988)                                                  21,704,680
                                                                      --------------

                       See Notes to Investment Portfolio.

                                                           PAR            VALUE
                                                       ------------   --------------
SOVEREIGN DEBT--0.3%
Export Development of Canada,
   4.000% 08/01/07                                     $    100,000   $      106,313
Hydro-Quebec,
   Series HH, Yankee,
   8.500% 12/01/29                                           75,000          111,105
Inter-American Development
   Bank Yankee, Debenture,
   8.875% 06/01/09                                          125,000          164,056
Province of British Columbia,
   5.375% 10/29/08                                           50,000           56,201
Province of Manitoba,
   4.250% 11/20/06                                          100,000          107,014
Province of Manitoba,
   Yankee, Debenture,
   5.500% 10/01/08                                           50,000           56,524
Province of New Brunswick,
   Senior Unsubordinated Note,
   3.500% 10/23/07                                           50,000           52,015
Province of Nova Scotia,
   5.750% 02/27/12                                           15,000           17,162
Province of Ontario,
   6.000% 02/21/06                                           40,000           44,301
State of Israel,
   6.750% 08/15/04                                          100,000          104,334
                                                                      --------------
TOTAL SOVEREIGN DEBT
   (cost of $749,257)                                                        819,025
                                                                      --------------

SHORT-TERM OBLIGATIONS--37.9%
U.S. GOVERNMENT AGENCY--9.2%
Federal Home Loan Mortgage Corp.
   0.950% 07/01/03                                       23,268,000       23,268,000
                                                                      --------------
REPURCHASE AGREEMENT--28.7%
Repurchase agreement with State Street Bank &
   Trust Co., dated 06/30/03, due 07/01/03
   at 1.050%, collateralized by Federal
   Home Loan Bank with various maturities to
   04/13/04, market value $74,215,229
   (repurchase proceeds $72,756,122)                     72,754,000       72,754,000
                                                                      --------------
TOTAL SHORT-TERM OBLIGATIONS
   (cost of $96,022,000)                                                  96,022,000
                                                                      --------------
TOTAL INVESTMENTS--136.1%
   (cost of $334,134,740) (d)                                            344,879,562
                                                                      --------------
OTHER ASSETS & LIABILITIES, NET--(36.1)%                                 (91,494,971)
                                                                      --------------
NET ASSETS--100.0%                                                    $  253,384,591
                                                                      ==============

NOTES TO INVESTMENT PORTFOLIO:
(a) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(b) This security, or portion thereof, with a total market value of $773,999 is being used to collateralize open futures contracts.
(c) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $284,729 which represents 0.1% of net assets.
(d) Cost for federal income tax purposes is $335,318,091. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities.

Short futures contracts open on June 30, 2003:

                                                              UNREALIZED
                                NUMBER OF     EXPIRATION     APPRECIATION
TYPE                            CONTRACTS       MONTH       (DEPRECIATION)
----                            ---------     ----------    --------------
2 Year U.S. Treasury Note              11      September      $ (3,151)
10 Year U.S. Treasury Note             17      September        17,570
U.S. Treasury Bond                      3      September         1,953
                                                              --------
                                                              $ 16,372
                                                              ========

            ACRONYM              NAME
            -------              ----
              MTN          Medium Term Note

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Federal Securities Fund, Variable Series/June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost (includes short-term obligation)                 $ 334,134,740
                                                                      -------------
Investments, at value                                                 $ 272,125,562
Repurchase agreement                                                     72,754,000
Cash                                                                            143
Receivable for:
   Fund shares sold                                                       2,225,287
   Interest                                                               2,216,697
   Dollar Rolls                                                             161,383
Expense reimbursement due from Distributor                                    2,160
Deferred Trustees' compensation plan                                          2,159
                                                                      -------------
     TOTAL ASSETS                                                       349,487,391
                                                                      -------------

LIABILITIES:
Payable for:
   Investments purchased on a delayed delivery basis                     94,675,139
   Fund shares repurchased                                                1,218,731
   Futures variation margin                                                  10,844
   Distribution fee--Class B                                                    513
   Management fee                                                            82,418
   Administration fee                                                        30,851
   Transfer agent fee                                                           595
   Pricing and bookkeeping fees                                              11,735
   Merger costs                                                              21,481
   Reports to shareholders                                                   36,066
Deferred Trustees' fee                                                        2,159
Other liabilities                                                            12,268
                                                                      -------------
     TOTAL LIABILITIES                                                   96,102,800
                                                                      -------------
NET ASSETS                                                            $ 253,384,591
                                                                      =============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                       $ 237,048,432
Undistributed net investment income                                       3,357,154
Accumulated net realized gain                                             2,217,811
Net unrealized appreciation on:
   Investments                                                           10,744,822
   Futures contracts                                                         16,372
                                                                      -------------
NET ASSETS                                                            $ 253,384,591
                                                                      =============

CLASS A:
Net assets                                                            $ 141,055,163
Shares outstanding                                                       12,540,501
                                                                      =============
Net asset value per share                                             $       11.25
                                                                      =============

CLASS B:
Net assets                                                            $ 112,329,428
Shares outstanding                                                       10,040,027
                                                                      =============
Net asset value per share                                             $       11.19
                                                                      =============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Federal Securities Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest                                                              $   4,018,082
Dollar roll fee income                                                    1,175,388
                                                                      -------------
   Total Investment Income                                                5,193,470
                                                                      -------------

EXPENSES:
Management fee                                                              477,971
Administration fee                                                          179,239
Distribution fee--Class B                                                   132,738
Pricing and bookkeeping fees                                                 48,005
Transfer agent fee                                                            3,719
Trustees' fee                                                                 5,280
Custody fee                                                                   8,938
Other expenses                                                               36,156
                                                                      -------------
   Net Expenses                                                             892,046
                                                                      -------------
Net Investment Income                                                     4,301,424
                                                                      -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                                            2,713,173
   Futures contracts                                                       (265,146)
                                                                      -------------
     Net realized gain                                                    2,448,027
                                                                      -------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                              441,937
   Futures contracts                                                        101,130
                                                                      -------------
     Net change in unrealized appreciation/depreciation                     543,067
                                                                      -------------
Net Gain                                                                  2,991,094
                                                                      -------------
Net Increase in Net Assets from Operations                            $   7,292,518
                                                                      =============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Federal Securities Fund, Variable Series

                                                                          (UNAUDITED)
                                                                          SIX MONTHS
                                                                             ENDED          YEAR ENDED
                                                                            JUNE 30,       DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                            2003             2002
----------------------------------                                       -------------    -------------
OPERATIONS:
Net investment income                                                    $   4,301,424    $   8,005,123
Net realized gain on investments and futures contracts                       2,448,027        2,774,759
Net change in unrealized appreciation/depreciation on investments
   and futures contracts                                                       543,067        7,193,833
                                                                         -------------    -------------
        Net Increase from Operations                                         7,292,518       17,973,715
                                                                         -------------    -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
     Class A                                                                (5,108,886)      (4,876,880)
     Class B                                                                (4,100,433)      (2,478,958)
                                                                         -------------    -------------
Total Distributions Declared to Shareholders                                (9,209,319)      (7,355,838)
                                                                         -------------    -------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                             6,913,561       27,971,432
   Proceeds received in connection with merger                              20,365,187               --
   Distributions reinvested                                                  5,108,886        4,876,880
   Redemptions                                                             (16,361,814)     (22,614,928)
                                                                         -------------    -------------
        Net Increase                                                        16,025,820       10,233,384
                                                                         -------------    -------------
Class B:
   Subscriptions                                                            14,580,706       54,512,916
   Distributions reinvested                                                  4,100,433        2,478,958
   Redemptions                                                              (8,022,495)      (8,937,222)
                                                                         -------------    -------------
        Net Increase                                                        10,658,644       48,054,652
                                                                         -------------    -------------
Net Increase from Share Transactions                                        26,684,464       58,288,036
                                                                         -------------    -------------
Total Increase in Net Assets                                                24,767,663       68,905,913

NET ASSETS:
Beginning of period                                                        228,616,928      159,711,015
                                                                         -------------    -------------
End of period (including undistributed net investment income of
   $3,357,154 and $8,265,049, respectively)                              $ 253,384,591    $ 228,616,928
                                                                         =============    =============

CHANGES IN SHARES:
Class A:
   Subscriptions                                                               611,355        2,555,228
   Issued in connection with merger                                          1,854,753               --
   Issued for distributions reinvested                                         460,675          470,741
   Redemptions                                                              (1,459,099)      (2,074,589)
                                                                         -------------    -------------
        Net Increase                                                         1,467,684          951,380
                                                                         -------------    -------------
Class B:
   Subscriptions                                                             1,303,880        5,022,381
   Issued for distributions reinvested                                         371,416          240,442
   Redemptions                                                                (719,733)        (815,987)
                                                                         -------------    -------------
        Net Increase                                                           955,563        4,446,836
                                                                         -------------    -------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Federal Securities Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Federal Securities Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek the highest possible level of current income consistent with the safety of principal and maintenance of liquidity. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Stein Roe & Farnham Incorporated, the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe & Farnham Incorporated with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 7, 2003, the Galaxy VIP Quality Plus Bond Fund, previously a single class fund of Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Fund's Class A shares. The Fund received a tax-free transfer of assets from the Galaxy VIP Quality Plus Bond Fund as follows:

       SHARES           NET ASSETS           UNREALIZED
       ISSUED            RECEIVED          APPRECIATION(1)
     ---------         ------------        ---------------
     1,854,753         $ 20,365,187         $ 1,020,254

                        NET ASSETS
                       OF GALAXY VIP
                       QUALITY PLUS          NET ASSETS
    NET ASSETS           BOND FUND          OF THE FUND
    OF THE FUND         IMMEDIATELY         IMMEDIATELY
     PRIOR TO            PRIOR TO              AFTER
    COMBINATION         COMBINATION         COMBINATION
   -------------       --------------       -------------
   $ 231,382,451        $ 20,365,187        $ 251,747,638

(1) Unrealized appreciation is included in the Net Assets Received amount shown above.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and the repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

The Fund maintains U.S. government securities or other liquid high-grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   INTEREST INCOME, DEBT DISCOUNT AND PREMIUM--Interest income is recorded on the accrual basis. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. Discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATIVE FEES--Columbia receives monthly fees equal to 0.40% and 0.15% annually of the Fund's average daily net assets for management and administrative services, respectively.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the annualized net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia has voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, distribution fees, brokerage and extraordinary expenses of the Fund in excess of 0.70% annually of the Fund's average daily net assets.

LFD has voluntarily agreed to reimburse the Fund's Class B share distribution fee in excess of 0.20% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.90% annually of Class B average daily net assets.

These arrangements may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $37,617,394 and $49,204,945, respectively, of which $33,317,446 and $48,378,871, respectively, were U.S. Government securities.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation        $ 10,027,395
     Gross unrealized depreciation            (465,924)
                                          ------------
       Net unrealized appreciation        $  9,561,471
                                          ============

   OTHER--The Fund may purchase or sell futures contracts. The Fund will use these instruments to hedge against the effects of changes in the portfolio securities due to market conditions and not for trading purposes. The use of futures contracts involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by Columbia of the future direction of the market or interest rate trends. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

FINANCIAL HIGHLIGHTS
Liberty Federal Securities Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                       (UNAUDITED)
                                                       SIX MONTHS                                                   PERIOD
                                                         ENDED                      DECEMBER 31,                    ENDED
                                                        JUNE 30,          -------------------------------        DECEMBER 31,
                                                          2003               2002                2001              2000 (a)
                                                       -----------        -----------        ------------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     11.30        $     10.78        $      10.72        $        9.87
                                                       -----------        -----------        ------------        -------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                     0.19               0.44                0.54(c)              0.38
Net realized and unrealized gain on investments
   and futures contracts                                      0.14               0.55                0.17(c)              0.47
                                                       -----------        -----------        ------------        -------------
        Total from Investment Operations                      0.33               0.99                0.71                 0.85
                                                       -----------        -----------        ------------        -------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                   (0.44)             (0.47)              (0.65)                  --
                                                       -----------        -----------        ------------        -------------
NET ASSET VALUE, END OF PERIOD                         $     11.19        $     11.30        $      10.78        $       10.72
                                                       ===========        ===========        ============        =============
Total return (d)(e)                                           2.96%(f)           9.59%(g)            6.86%(g)             8.61%(f)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                                                  0.88%(i)           0.90%               0.91%                0.87%(i)
Net investment income (h)                                     3.46%(i)           4.03%               5.02%(c)             6.25%(i)
Waiver/reimbursement                                            --               0.01%               0.04%                  --
Portfolio turnover rate                                         26%(f)             69%                 36%                  43%
Net assets, end of period (000's)                      $   112,329        $   102,671        $     49,987        $       7,663

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 5.05% to 5.02%. The impact to net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f)  Not annualized.
(g) Had the Manager and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

SHAREHOLDER MEETING RESULTS
Liberty Federal Securities Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Galaxy VIP Quality Plus Bond Fund had 1,788,366.817 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                        GALAXY VIP QUALITY PLUS BOND FUND
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Quality Plus Bond Fund to, and the assumption of all of the liabilities of the Galaxy VIP Quality Plus Bond Fund by, the Liberty Federal Securities Fund, Variable Series, in exchange for shares of the Liberty Federal Securities Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Quality Plus Bond Fund in complete liquidation of the Galaxy VIP Quality Plus Bond Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                            % OF          % OF
                                           NO. OF        OUTSTANDING     SHARES
                                           SHARES          SHARES        VOTED
                                        -------------    -----------    -------
   Affirmative                          1,572,115.272      87.908%       90.280%
   Against                                 12,124.421        .678%         .696%
   Abstain                                157,143.545       8.787%        9.024%

   TOTAL                                1,741,383.238      97.373%      100.000%

   ** FUND TOTALS:                    SHARES
   RECORD TOTAL                1,788,366.817
   VOTED SHARES                1,741,383.238
   PERCENT VOTED                      97.373%

PORTFOLIO MANAGER'S DISCUSSION
Liberty Money Market Fund, Variable Series / June 30, 2003

   Liberty Money Market Fund, Variable Series seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

   Karen M. Arneil has been the fund's portfolio manager since 2002. She has managed other funds for Columbia Management Advisors, Inc. and its predecessors since 1996.

   On April 7, 2003, Galaxy VIP Money Market Fund was merged into Stein Roe Money Market Fund, Variable Series. The new fund was renamed Liberty Money Market Fund, Variable Series.

INTEREST RATES FURTHER REDUCED
The Federal Reserve Board cut the federal funds rate twice during the 12-month reporting period. These moves brought the key interbank overnight borrowing rate down from 1.75% to 1.00%--a 45-year low. The most recent reduction in this leading indicator for short-term interest rates took place late in June as the Fed once again tried to jump-start growth in a weak US economy. The lower rate may have been a welcomed move for consumers and businesses, but the effect on money market funds was to bring returns on eligible portfolio securities down to an all-time low.

HIGH QUALITY AND LIQUIDITY REMAIN THE FUND'S FOCUS
Despite declining short-term rates, we are committed to our universe of government agency obligations and high quality corporate and bank obligations. To strive for the highest available yield from these securities, we employed a "barbell" management strategy. We invested in a mix of securities with maturities ranging from one month to three months and also in securities with maturities of one year. The shorter-term investments keep the portfolio liquid, while the longer-term securities bring a higher return. Additionally, we emphasized purchases in floating-rate debt over traditional fixed-rate securities. This strategy brought higher levels of income to the fund and enabled us to sustain an average portfolio maturity of 64 days.

STAYING THE COURSE
We don't expect any major rate changes in the foreseeable future, and our strategy remains unchanged. We will continue to pursue the highest possible returns from high quality, liquid investments in this now very low-rate environment.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE INFORMATION
Liberty Money Market Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                           (CUMULATIVE)
                              6-MONTH      1-YEAR     5-YEAR    10-YEAR
-----------------------------------------------------------------------
The Fund (1/1/89)              0.36         0.89       3.71       4.20
US Consumer
  Price Index                  1.10         2.11       2.43       2.44

Inception date of the fund is in parentheses.

NET ASSET VALUE PER SHARE ($)            12/31/02     6/30/03
-------------------------------------------------------------
The Fund                                   1.00        1.00

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN CAN VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The US Consumer Price Index is the government's measure of retail inflation.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

INVESTMENT PORTFOLIO
Liberty Money Market Fund, Variable Series / June 30, 2003 (Unaudited)

                                                           PAR          VALUE (a)
                                                       ------------   --------------
BANK NOTES--4.6%
Bank One Corp.,
   1.320% 04/13/04 (b)                                 $ 10,000,000   $   10,006,706
Wells Fargo Bank,
   0.984% 11/24/03 (b)                                      700,000          700,000
                                                                      --------------
TOTAL BANK NOTES
   (cost of $10,706,706)                                                  10,706,706
                                                                      --------------

CERTIFICATES OF DEPOSIT--9.8%
Canadian Imperial
   Bank of Canada,
   1.200% 07/15/04 (b)                                    7,000,000        7,000,000
First Tennessee Bank,
   1.240% 02/04/04                                        5,700,000        5,699,382
Rabobank Nederland N.V.,
   1.330% 04/19/04                                        5,000,000        5,000,000
Toronto-Dominion Bank,
   0.930% 09/23/03                                        5,000,000        5,000,058
                                                                      --------------
TOTAL CERTIFICATES OF DEPOSIT
   (cost of $22,699,440)                                                  22,699,440
                                                                      --------------

COMMERCIAL PAPER--54.3% (c)
Amstel Funding Corp.,
   1.240% 07/07/03 (d)                                    8,000,000        7,998,347
Amstel Funding Corp.,
   1.270% 07/07/03 (d)                                    2,500,000        2,499,471
Aventis, Inc.,
   1.230% 07/10/03 (d)                                    3,000,000        2,999,078
Aventis, Inc.,
   1.230% 08/05/03 (d)                                    7,000,000        6,991,629
Credit Suisse First Boston,
   1.040% 10/01/03                                       10,000,000        9,973,422
Falcon Asset Securitization,
   0.960% 07/23/03 (d)                                    4,000,000        3,997,653
Falcon Asset Securitization,
   0.980% 09/15/03 (d)                                    6,000,000        5,987,587
Fountain Square Commercial
   Funding Corp.,
   1.230% 08/04/03 (d)                                    5,000,000        4,994,192
Govco Inc.,
   1.230% 07/07/03 (d)                                    4,000,000        3,999,180
Govco Inc.,
   0.930% 09/15/03 (d)                                    6,000,000        5,988,220
Johnson & Johnson,
   1.160% 08/19/03 (d)                                   10,000,000        9,984,211
Jupiter Securitization Corp.,
   1.230% 07/01/03 (d)                                    6,000,000        6,000,000
Jupiter Securitization Corp.,
   0.990% 07/25/03 (d)                                    4,000,000        3,997,360
Koch Industries,
   1.230% 07/01/03 (d)                                   10,000,000       10,000,000
National Rural Utilities Corp.,
   1.150% 07/18/03                                        5,500,000        5,497,013
Old Line Funding Corp.,
   1.230% 07/07/03 (d)                                 $  5,506,000   $    5,504,871
Old Line Funding Corp.,
   0.980% 08/01/03 (d)                                    4,511,000        4,507,193
Preferred Receivables
   Funding Corp.,
   0.960% 07/30/03 (d)                                    5,000,000        4,996,133
UBS Finance Corp.,
   1.310% 07/01/03                                       10,000,000       10,000,000
Variable Funding Capital Corp.,
   1.220% 07/08/03 (d)                                   10,000,000        9,997,628
                                                                      --------------
TOTAL COMMERCIAL PAPER
   (cost of $125,913,188)                                                125,913,188
                                                                      --------------

CORPORATE BONDS--10.9%
American Express Corp.,
   1.124% 07/19/04 (b)(e)                                 3,000,000        3,000,000
American Express Corp.,
   1.350% 03/05/04 (b)                                    5,000,000        5,000,000
American Honda Finance Corp.,
   1.439% 07/15/04 (b)(e)                                 5,000,000        5,010,350
Autumn House at
   Powder Mill,Inc.,
   (LOC: Suntrust Bank)
   1.100% 02/01/28 (b)                                    1,000,000        1,000,000
Citigroup, Inc.
   1.520% 03/09/04 (b)                                    8,000,000        8,016,976
NBD Bank,
   6.250% 08/15/03                                          580,000          582,915
Pepin Distributing Co., Inc.,
   (Series 1998),
   (LOC: Wachovia Bank N.A.)
   1.090% 06/01/08 (b)                                    2,230,000        2,230,000
Walmart Stores, Inc.,
   4.375% 08/01/03                                          500,000          500,856
                                                                      --------------
TOTAL CORPORATE BONDS
   (cost of $25,341,097)                                                  25,341,097
                                                                      --------------

MUNICIPAL BONDS--7.0%
Dade County Florida Expressway
   Authority Toll System,
   Revenue Bonds,
   (FGIC INS),
   1.000% 07/01/19 (b)                                       20,000           20,000
Detroit MI,
   (LOC: Bank One)
   1.050% 05/01/05 (b)                                    1,750,000        1,750,000
Fairview Hospital Healthcare &
   Services, MN,
   (FSA INS)/ (SPA: U.S. Bank)
   1.050% 11/01/15 (b)                                      700,000          700,000
Missouri St, Health &
   Educational Facilities,
   (LOC: U.S. Bank N.A.)
   1.200% 11/15/22 (b)                                    3,710,000        3,710,000

                       See Notes to Investment Portfolio.

                                                           PAR          VALUE (a)
                                                       ------------   --------------
New Jersey Economic
   Development Authority
   St. Pension Funding, (FSA INS)/
   (SPA: Dexia Credit Local)
   1.040% 02/15/29 (b)                                 $ 10,000,000   $   10,000,000
                                                                      --------------
TOTAL MUNICIPAL BONDS
   (cost of $16,180,000)                                                  16,180,000
                                                                      --------------

U.S. GOVERNMENT AGENCIES--18.9%
Federal Home Loan Bank,
   4.875% 04/16/04                                        8,000,000        8,222,779
Federal Home Loan Bank,
   1.310% 04/13/04                                        5,400,000        5,400,000
Federal Home Loan Bank,
   1.335% 05/07/04                                        2,500,000        2,500,000
Federal Home Loan
   Mortgage Corp.,
   5.250% 02/15/04                                        1,000,000        1,024,211
Federal Home Loan Mortgage,
   Discount Note,
   1.030% 09/12/03 (c)                                    4,800,000        4,790,072
Federal Home Loan Mortgage,
   Discount Note,
   0.980% 09/25/03 (c)                                    5,000,000        4,988,294
Federal Home Loan Mortgage,
   Discount Note,
   0.900% 09/30/03 (c)                                    4,950,000        4,938,739
Federal Home Loan Mortgage,
   Discount Note,
   0.960% 11/14/03 (c)                                    1,400,000        1,394,923
Federal Home Loan Mortgage,
   Discount Note,
   1.040% 05/20/04 (c)                                    3,200,000        3,170,048
Federal National
   Mortgage Association,
   1.300% 01/09/04                                        2,000,000        1,986,133
Federal National
   Mortgage Association,
   Discount Note,
   1.040% 05/28/04 (c)                                    2,500,000        2,476,022
Student Loan
   Marketing Association,
   1.400% 02/20/04                                        3,050,000        3,050,000
                                                                      --------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost of $43,941,221)                                                  43,941,221
                                                                      --------------
REPURCHASE AGREEMENT--0.6%
Repurchase agreement with State
   Street Bank & Trust Co.,
   dated 06/30/03, due 07/01/03
   at 1.050%, collateralized by
   a Federal Home Loan Bank
   Note, maturing 06/17/05,
   market value $1,291,613
   (repurchase proceeds
   $1,266,037)
   (cost of $1,266,000)                                $  1,266,000   $    1,266,000
                                                                      --------------
TOTAL INVESTMENTS--106.1%
   (cost of $246,047,652) (f)                                            246,047,652
                                                                      --------------
OTHER ASSETS & LIABILITIES, NET--(6.1)%                                  (14,113,260)
                                                                      --------------
NET ASSETS--100.0%                                                    $  231,934,392
                                                                      ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  See Note 1.
(b) Interest rates on variable rate securities change periodically. The rate listed is as of June 30, 2003.
(c) The interest rates listed reflect the effective rate at the date of purchase.
(d) Represents private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to investors who agree that they are purchasing the securities for investments and not for public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At June 30, 2003, the aggregate amortized cost of the Fund's private placement securities was $100,442,753 which represents 43.3% of net assets. None of these securities were deemed illiquid.
(e) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $8,010,350 which represents 3.5% of net assets.
(f) Cost for both financial statement and federal income tax purposes is the same.

            ACRONYM                    NAME
            -------                    ----
             FGIC           Financial Guaranty Insurance Company
             FSA            Financial Security Assurance
             INS            Insured
             LOC            Letter of Credit
             SPA            Stand-by Purchase Agreement

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Money Market Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at amortized cost approximating value                    $ 246,047,652
                                                                      -------------
Cash                                                                            547
Receivable for:
   Fund shares sold                                                       1,035,935
   Interest                                                                 274,522
   Expense reimbursement due from Advisor                                     6,449
Deferred Trustees' compensation plan                                          2,814
                                                                      -------------
     TOTAL ASSETS                                                       247,367,919
                                                                      -------------

LIABILITIES:
Payable for:
   Investments purchased                                                 14,973,565
   Fund shares repurchased                                                  220,906
   Management fee                                                            68,448
   Administration fee                                                        29,263
   Transfer agent fee                                                           594
   Pricing and bookkeeping fees                                              17,445
   Merger fee                                                                12,519
   Reports to shareholders                                                   99,853
Deferred Trustees' fee                                                        2,814
Other liabilities                                                             8,120
                                                                      -------------
     TOTAL LIABILITIES                                                   15,433,527
                                                                      -------------
NET ASSETS                                                            $ 231,934,392
                                                                      =============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                       $ 231,943,174
Overdistributed net investment income                                        (8,799)
Accumulated net realized gain                                                    17
                                                                      =============
NET ASSETS                                                            $ 231,934,392
                                                                      =============
Net assets                                                            $ 231,934,392
Shares outstanding                                                      231,977,863
                                                                      =============
Net asset value per share                                             $        1.00
                                                                      =============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Money Market Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest                                                              $   1,677,551
                                                                      -------------

EXPENSES:
Management fee                                                              447,143
Administration fee                                                          191,633
Pricing and bookkeeping fees                                                 51,669
Transfer agent fee                                                            3,719
Trustees' fee                                                                 5,940
Custody fee                                                                   5,460
Reports to shareholders                                                      44,340
Other expenses                                                               14,566
                                                                      -------------
     Total Expenses                                                         764,470
Custody earnings credit                                                        (213)
                                                                      -------------
     Net Expenses                                                           764,257
                                                                      -------------
Net Investment Income                                                       913,294
                                                                      -------------

NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investment                                                  17
                                                                      -------------
Net Increase in Net Assets from Operations                            $     913,311
                                                                      =============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Liberty Money Market Fund, Variable Series

                                                                        (UNAUDITED)
                                                                        SIX MONTHS
                                                                           ENDED         YEAR ENDED
                                                                          JUNE 30,      DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                         2003             2002
----------------------------------                                    --------------    -------------
OPERATIONS:
Net investment income                                                 $      913,294    $   3,281,299
Net realized gain on investments                                                  17               --
                                                                      --------------    -------------
        Net Increase from Operations                                         913,311        3,281,299
                                                                      --------------    -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                  (922,093)      (3,321,856)
                                                                      --------------    -------------

SHARE TRANSACTIONS:
   Subscriptions                                                         148,304,195      708,951,720
   Proceeds received in connection with merger                            14,534,445               --
   Distributions reinvested                                                  922,093        3,321,856
   Redemptions                                                          (190,720,286)    (720,315,374)
                                                                      --------------    -------------
Net Decrease from Share Transactions                                     (26,959,553)      (8,041,798)
                                                                      --------------    -------------
Total Decrease in Net Assets                                             (26,968,335)      (8,082,355)

NET ASSETS:
Beginning of period                                                      258,902,727      266,985,082
                                                                      --------------    -------------
End of period (including overdistribution of net investment
   income of $(8,799) at June 30, 2003)                               $  231,934,392    $ 258,902,727
                                                                      ==============    =============

CHANGES IN SHARES:
   Subscriptions                                                         148,297,364      708,951,720
   Issued in connection with merger                                       14,534,816               --
   Issued for distributions reinvested                                       922,093        3,321,856
   Redemptions                                                          (190,720,286)    (720,313,147)
                                                                      --------------    -------------
        Net Decrease                                                     (26,966,013)      (8,039,571)
                                                                      --------------    -------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Money Market Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Money Market Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek high current income consistent with capital preservation and maintenance of liquidity. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. Each share of the Fund represents an equal proportionate beneficial interest in the Fund and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of the Fund available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Stein Roe & Farnham Incorporated, the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe & Farnham Incorporated with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 7, 2003, Galaxy VIP Money Market Fund, previously a fund of the Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Stein Roe Money Market Fund, Variable Series Class A shares. Stein Roe Money Market Fund, Variable Series received a tax-free transfer of assets from Galaxy VIP Money Market Fund as follows:

     SHARES ISSUED                  NET ASSETS RECEIVED
     -------------                  -------------------
      14,534,816                        $ 14,534,445

    NET ASSETS                                      NET ASSETS
   OF STEIN ROE           NET ASSETS OF            OF STEIN ROE
   MONEY MARKET          GALAXY VIP MONEY          MONEY MARKET
  FUND, VARIABLE           MARKET FUND            FUND, VARIABLE
  SERIES PRIOR TO       IMMEDIATELY PRIOR       SERIES IMMEDIATELY
    COMBINATION           TO COMBINATION         AFTER COMBINATION
  ---------------       -----------------       ------------------
   $ 256,836,286           $ 14,534,445            $ 271,370,731

Also on April 7, 2003, subsequent to the merger described above, Stein Roe Money Market Fund, Variable Series was renamed the Liberty Money Market Fund, Variable Series.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--The Fund values securities utilizing the amortized cost valuation technique permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, which requires the Fund to comply with certain conditions. This technique involves valuing a portfolio security initially at its cost and thereafter, assuming a constant amortization to maturity of any discount or premium with amortized cost approximating value.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   INTEREST INCOME, DEBT DISCOUNT AND PREMIUM--Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund declares dividends daily and reinvests all dividends declared monthly in additional shares at net asset value.

   OTHER--The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATIVE FEES--Columbia receives monthly fees equal to 0.35% and 0.15% annually of the Fund's average daily net assets for management and administrative services, respectively.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the annualized net asset based fee rate was 0.034%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   EXPENSE LIMITS--Columbia has voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage and extraordinary expenses of the Fund in excess of 0.65% annually of the Fund's average daily net assets.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $213 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FINANCIAL HIGHLIGHTS
Liberty Money Market Fund, Variable Series

Selected data for a share outstanding throughout each period is as follows:

                                                (UNAUDITED)
                                                SIX MONTHS
                                                   ENDED                               YEAR ENDED DECEMBER 31,
                                                 JUNE 30,        ------------------------------------------------------------------
                                                   2003            2002          2001          2000          1999           1998
                                                -----------      ---------     ---------     ---------     ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD            $     1.000      $   1.000     $   1.000     $   1.000     $   1.000      $   1.000
                                                -----------      ---------     ---------     ---------     ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                             0.004          0.012         0.036         0.059         0.047          0.050
                                                -----------      ---------     ---------     ---------     ---------      ---------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.004)        (0.012)       (0.036)       (0.059)       (0.047)        (0.050)
                                                -----------      ---------     ---------     ---------     ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $     1.000      $   1.000     $   1.000     $   1.000     $   1.000      $   1.000
                                                ===========      =========     =========     =========     =========      =========
Total return (b)(c)                                    0.36%(d)       1.23%         3.64%         6.05%         4.79%          5.17%
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (e)                                           0.60%(f)       0.65%         0.56%         0.56%         0.52%(g)       0.62%
Net investment income (e)                              0.72%(f)       1.25%         3.45%         5.90%         4.75%(g)       4.99%
Net assets, end of period (000's)               $   231,934      $ 258,903     $ 266,985     $ 212,317     $ 170,539      $ 101,340

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.
(g) During the year ended December 31, 1999, the Fund experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.

SHAREHOLDER MEETING RESULTS
Liberty Money Market Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Galaxy VIP Money Market Fund had 16,289,880.934 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                          GALAXY VIP MONEY MARKET FUND
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Money Market Fund to, and the assumption of all of the liabilities of the Galaxy VIP Money Market Fund by, the Stein Roe Money Market Fund, Variable Series, in exchange for shares of the Stein Roe Money Market Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Money Market Fund in complete liquidation of the Galaxy VIP Money Market Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                           % OF           % OF
                                        NO. OF          OUTSTANDING      SHARES
                                        SHARES             SHARES        VOTED
                                    --------------      -----------     -------
   Affirmative                      13,000,904.962         79.810%       84.548%
   Against                             608,194.097          3.733%        3.956%
   Abstain                           1,767,803.935         10.852%       11.496%

   TOTAL                            15,376,902.994         94.395%      100.000%

   ** FUND TOTALS:                     SHARES
   RECORD TOTAL                16,289,880.934
   VOTED SHARES                15,376,902.994
   PERCENT VOTED                       94.395%

PORTFOLIO MANAGER'S DISCUSSION
Liberty Small Company Growth Fund, Variable Series / June 30, 2003

   Liberty Small Company Growth Fund, Variable Series seeks long-term growth.

   William M. Garrison is the fund's portfolio manager. He has managed other funds for Columbia Management Advisors, Inc. and its predecessors since September 1998.

   On April 14, 2003, Galaxy VIP Small Company Growth Fund was merged into Stein Roe Small Company Growth Fund, Variable Series. The combined fund was renamed Liberty Small Company Growth Fund, Variable Series.

STOCKS OF SMALL COMPANIES AMONG MARKET LEADERS
After trailing the market in the first quarter of 2003, stocks of smaller firms rebounded strongly in the second quarter and outpaced large and mid-cap stocks for the six-month reporting period. Investors bet on the tendency of smaller companies to respond more quickly to improving business conditions and to benefit more from a domestic recovery than larger firms tied to foreign economies. Stocks of small companies were also boosted by a sizable representation of technology firms, which led other industry sectors.

THE FUND'S TECHNOLOGY EXPOSURE HAMPERED PERFORMANCE
The fund's underweight position in technology stocks relative to its benchmark, the Russell 2000 Growth Index, hampered performance because technology was the best performing sector during the six-month reporting period. The fund's performance was also hindered by an underweight stake in the micro-cap sector, which was a strong performer, and an overweight position the energy sector, which underperformed.

   The fund derived its returns from a variety of industry groups. Gaming operator Station Casinos, Inc. (1.4% of net assets) benefited from improved business in Las Vegas and a new enterprise in California. Integra LifeSciences Corporation, a medical technology firm, beat earnings expectations, and Taro Pharmaceutical Industries Ltd., a generic drug manufacturer, benefited from approvals for new products and solid earnings results (1.4% and 0.9% of net assets, respectively). Stocks that trailed for the period were concentrated in the health care sector. One such stock was Accredo Health, Inc. (0.5% of net assets), whose earnings disappointed investors.

COMPETITIVE CONCERNS, ECONOMY DROVE PORTFOLIO ACTIVITY
In the face of regulatory and competitive concerns, we reduced the fund's health care position by selling disappointing issues such as Cerner Corporation and taking profits in stocks that had performed particularly well--such as American Healthways Inc. We also took profits in stocks of several biotechnology firms.

   When the economic outlook dimmed early in the reporting period, we eliminated retail holdings such as Hot Topic Inc. As consumer confidence improved, we increased our exposure, adding stocks such as specialty retailer The Sharper Image and media firm Sinclair Broadcast Group, Inc. (0.9% and 0.5% of net assets, respectively).

   Within the energy sector, we increased existing holdings such as Key Energy Services, Inc. and Maverick Tube Corporation (1.5% and 1.4% of net assets, respectively). We eliminated Cal Dive International, Inc. and highly-valued exploration companies such as Evergreen Resources, Inc. and Ultra Petroleum Corporation.

   The fund remained underweight relative to its benchmark in financial stocks. However, we increased our position with new holdings such as Investors Financial Services Corp, an asset management firm whose stock price became attractive when falling interest rates threatened profits from the company's money market funds, and Jefferies Group, Inc., an investment bank and securities broker that should benefit from an improving stock market (1.4% and 0.8% of net assets, respectively).

MANY ATTRACTIVE OPPORTUNITIES
Stocks could face another turning point over the next six months, as it remains to be seen whether earnings can support further market advances. Although prices for stocks of smaller companies have recently outpaced other sectors, we believe they have the potential to go higher if earnings continue to improve. If earnings remain weak, stocks of smaller firms may be more vulnerable to a price retreat than those of larger firms.

   Individually, we believe stocks of many small companies offer attractive opportunities. With a stronger economic outlook, we expect to boost sectors that could benefit from an expansion, such as technology and consumer cyclical firms. In the meantime, we plan to watch the energy sector, which may be vulnerable to a changing balance of supply and demand.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Liberty Small Company Growth Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                            (CUMULATIVE)
                              6-MONTH      1-YEAR   5-YEAR     10-YEAR
----------------------------------------------------------------------
Class B(1) (6/1/00)            17.30         0.50      -0.41      5.78
Russell 2000 Growth
   Index                       19.33         0.69      -4.25      4.35

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 6/30/93(2) - 6/30/03

            CLASS B SHARES  RUSSELL 2000 GROWTH INDEX
 6/30/1993    $     10,000               $     10,000
 9/30/1993    $     11,335               $     10,934
12/31/1993    $     12,345               $     11,222
 3/31/1994    $     11,697               $     10,764
 6/30/1994    $     11,516               $     10,086
 9/30/1994    $     12,593               $     11,028
12/31/1994    $     12,491               $     10,948
 3/31/1995    $     12,491               $     11,548
 6/30/1995    $     12,245               $     12,694
 9/30/1995    $     13,627               $     14,137
12/31/1995    $     13,959               $     14,346
 3/31/1996    $     15,155               $     15,170
 6/30/1996    $     16,275               $     16,056
 9/30/1996    $     17,345               $     15,919
12/31/1996    $     17,721               $     15,961
 3/31/1997    $     16,431               $     14,286
 6/30/1997    $     18,989               $     16,794
 9/30/1997    $     20,687               $     19,635
12/31/1997    $     19,106               $     18,025
 3/31/1998    $     20,650               $     20,166
 6/30/1998    $     17,912               $     19,009
 9/30/1998    $     14,131               $     14,758
12/31/1998    $     15,801               $     18,247
 3/31/1999    $     14,583               $     17,941
 6/30/1999    $     16,753               $     20,587
 9/30/1999    $     17,275               $     19,574
12/31/1999    $     23,389               $     26,110
 3/31/2000    $     29,040               $     28,533
 6/30/2000    $     27,324               $     26,430
 9/30/2000    $     28,285               $     25,381
12/31/2000    $     22,102               $     20,254
 3/31/2001    $     18,272               $     17,175
 6/30/2001    $     21,848               $     20,262
 9/30/2001    $     16,298               $     14,572
12/31/2001    $     19,807               $     18,386
 3/31/2002    $     19,873               $     18,025
 6/30/2002    $     17,460               $     15,195
 9/30/2002    $     14,192               $     11,925
12/31/2002    $     14,959               $     12,821
 3/31/2003    $     14,301               $     12,323
 6/30/2003    $     17,544               $     15,303

NET ASSET VALUE PER SHARE ($)                              12/31/02      6/30/03
--------------------------------------------------------------------------------
Class B                                                      6.82         8.00

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The Russell 2000 Growth Index comprises securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios. Indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b1 fees) between class A shares and the newer class shares. If the differences in expenses were reflected, the returns for periods prior to inception of the newer class of shares would be lower.

(2) Inception date for Class A shares (older existing share class) is January 1, 1989.

INVESTMENT PORTFOLIO
Liberty Small Company Growth Fund / June 30, 2003 (Unaudited)

                                                                   SHARES           VALUE
                                                               --------------   --------------
COMMON STOCK--97.1%
CONSUMER DISCRETIONARY--16.4%
HOTELS, RESTAURANTS & LEISURE--4.5%
Applebee's International, Inc.                                         21,900   $      688,317
California Pizza
   Kitchen, Inc. (a)                                                   20,400          438,600
Red Robin Gourmet
   Burgers (a)                                                          7,600          144,096
Scientific Games Corp.,
   Class A (a)                                                         51,400          483,160
Station Casinos, Inc. (a)                                              30,700          775,175
                                                                                --------------
                                                                                     2,529,348
                                                                                --------------
HOUSEHOLD DURABLES--1.8%
Beazer Homes USA, Inc. (a)                                              5,700          475,950
Harman International
   Industries, Inc.                                                     4,000          316,560
Meritage Corp.                                                          4,200          206,892
                                                                                --------------
                                                                                       999,402
                                                                                --------------
LEISURE EQUIPMENT & PRODUCTS--0.6%
SCP Pool Corp. (a)                                                     10,400          357,760
                                                                                --------------
MEDIA--2.7%
Gray Television, Inc.                                                  19,400          240,560
Lin TV Corp. (a)                                                       19,400          456,870
Radio One, Inc. (a)                                                    27,900          495,783
Sinclair Broadcast
   Group, Inc. (a)                                                     26,300          305,343
                                                                                --------------
                                                                                     1,498,556
                                                                                --------------
SPECIALTY RETAIL--6.8%
Advance Auto Parts, Inc. (a)                                           13,100          797,790
Blue Rhino Corp. (a)                                                   31,600          378,884
Cost Plus, Inc. (a)                                                    11,400          406,524
Mothers Work, Inc. (a)                                                  7,800          208,806
Party City Corp. (a)                                                   15,100          155,077
Petco Animal Supplies, Inc. (a)                                        32,300          702,202
Sharper Image Corp. (a)                                                18,700          509,949
Too, Inc. (a)                                                          23,800          481,950
Ultimate Electronics, Inc. (a)                                         10,900          139,738
                                                                                --------------
                                                                                     3,780,920
                                                                                --------------

CONSUMER STAPLES--1.7%
FOOD & DRUG RETAILING--1.0%
Performance Food
   Group Co. (a)                                                       14,800          547,600
                                                                                --------------
FOOD PRODUCTS--0.7%
American Italian
   Pasta Co. (a)                                                       10,200          424,830
                                                                                --------------

ENERGY--10.6%
ENERGY EQUIPMENT & SERVICES--5.8%
Key Energy Services, Inc. (a)                                          76,600          821,152
Matrix Service Co. (a)                                                 37,200          639,096
Maverick Tube Corp. (a)                                                40,400          773,660
Superior Energy
   Services, Inc. (a)                                                  36,600          346,968
Unit Corp. (a)                                                         31,400   $      656,574
                                                                                --------------
                                                                                     3,237,450
                                                                                --------------
OIL & GAS--4.8%
Comstock Resources, Inc. (a)                                           21,200          290,016
Frontier Oil Corp.                                                     32,500          494,000
Patina Oil & Gas Corp.                                                 14,525          466,979
Premcor, Inc. (a)                                                       7,000          150,850
Remington Oil & Gas Corp. (a)                                          12,600          231,588
Spinnaker Exploration Co. (a)                                          17,700          463,740
St. Mary Land &
   Exploration Co.                                                     12,120          330,876
Tom Brown, Inc. (a)                                                    10,000          277,900
                                                                                --------------
                                                                                     2,705,949
                                                                                --------------

FINANCIALS--11.3%
BANKS--4.7%
Boston Private Financial
   Holdings, Inc.                                                      11,300          238,204
Dime Community Bancshares                                              26,500          674,425
East-West Bancorp, Inc.                                                14,100          509,574
Mercantile Bank Corp.                                                   7,400          211,344
Prosperity Bancshares, Inc.                                            22,100          425,425
UCBH Holdings, Inc.                                                    15,000          430,200
W Holding Co., Inc.                                                     9,400          159,048
                                                                                --------------
                                                                                     2,648,220
                                                                                --------------
DIVERSIFIED FINANCIALS--3.2%
ASTA Funding, Inc. (a)                                                  5,400          129,600
Commercial Capital
   Bancorp, Inc. (a)                                                    9,300          142,755
Investors Financial
   Services Corp.                                                      26,200          760,062
Jefferies Group, Inc.                                                   9,100          453,089
MTC Technologies, Inc. (a)                                             13,300          312,018
                                                                                --------------
                                                                                     1,797,524
                                                                                --------------
INSURANCE--2.4%
Hilb, Rogal and Hamilton Co.                                           14,400          490,176
Infinity Property & Casualty
   Corp.                                                               11,800          278,952
Philadelphia Consolidated
   Holding Co. (a)                                                     10,900          440,360
RLI Corp.                                                               3,100          101,990
                                                                                --------------
                                                                                     1,311,478
                                                                                --------------
REAL ESTATE--1.0%
American Financial
   Realty Trust                                                        37,800          563,598
                                                                                --------------

HEALTH CARE--19.5%
BIOTECHNOLOGY--4.6%
Bio-Marin
   Pharmaceuticals, Inc. (a)                                           23,700          231,312
Charles River Laboratories
   International, Inc. (a)                                             16,000          514,880
Ciphergen Biosystems, Inc. (a)                                         25,700          263,425
Neurocrine Biosciences, Inc. (a)                                        6,100          304,634

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
Protein Design Labs, Inc. (a)                                          22,000   $      307,560
Serologicals Corp. (a)                                                 48,100          655,603
Telik, Inc. (a)                                                        20,600          331,042
                                                                                --------------
                                                                                     2,608,456
                                                                                --------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.7%
American Medical
   Systems Holdings, Inc. (a)                                          25,500          430,185
Bio-Rad Laboratories, Inc. (a)                                          9,000          498,150
Integra LifeSciences
   Holdings (a)                                                        29,500          778,210
Kyphon, Inc. (a)                                                       21,200          320,544
Medical Action
   Industries, Inc. (a)                                                41,200          672,796
Noven Pharmaceuticals, Inc. (a)                                        26,700          273,408
Respironics, Inc. (a)                                                   8,200          307,664
SonoSite, Inc. (a)                                                     21,600          430,920
Wright Medical Group, Inc. (a)                                         17,900          340,100
Zoll Medical Corp. (a)                                                  7,900          265,124
                                                                                --------------
                                                                                     4,317,101
                                                                                --------------
HEALTH CARE PROVIDERS & SERVICES--2.6%
Accredo Health, Inc. (a)                                               11,650          253,970
Cobalt Corp. (a)                                                       19,300          396,615
LifePoint Hospitals, Inc. (a)                                          17,900          374,826
WellChoice, Inc. (a)                                                   14,600          427,488
                                                                                --------------
                                                                                     1,452,899
                                                                                --------------
PHARMACEUTICALS--4.6%
Adolor Corp. (a)                                                        7,600           93,252
Atrix Laboratories, Inc. (a)                                           12,800          281,472
InterMune, Inc. (a)                                                    12,000          193,320
Nektar Therapeutics (a)                                                14,500          133,835
Salix Pharmaceuticals, Ltd. (a)                                        19,500          204,555
SFBC International, Inc. (a)                                            8,900          161,090
SICOR, Inc. (a)                                                        25,400          516,636
Taro Pharmaceuticals
   Industries Ltd. (a)                                                  9,500          521,360
Trimeris, Inc. (a)                                                     10,050          459,084
                                                                                --------------
                                                                                     2,564,604
                                                                                --------------

INDUSTRIALS--13.8%
AEROSPACE & DEFENSE--1.6%
DRS Technologies, Inc. (a)                                             19,400          541,648
Integrated Defense
   Technologies, Inc. (a)                                              12,000          186,120
Mercury Computer
   Systems, Inc. (a)                                                   10,500          190,680
                                                                                --------------
                                                                                       918,448
                                                                                --------------
AIR FREIGHT & LOGISTICS--1.4%
EGL, Inc. (a)                                                          11,900          180,880
J.B. Hunt Transport
   Services, Inc. (a)                                                   8,100          305,775
UTI Worldwide, Inc.                                                     9,600          299,424
                                                                                --------------
                                                                                       786,079
                                                                                --------------
COMMERCIAL SERVICES & SUPPLIES--5.6%
Arbitron, Inc.                                                         14,100   $      503,370
Corporate Executive
   Board Co. (a)                                                       10,000          408,200
FTI Consulting, Inc. (a)                                               17,550          438,224
Kroll, Inc. (a)                                                         6,000          162,360
Navigant Consulting, Inc. (a)                                           9,200          109,020
NCO Group, Inc. (a)                                                    18,200          325,962
SOURCECORP (a)                                                            500           10,800
Sylvan Learning
   Systems, Inc. (a)                                                   23,100          527,604
United Stationers, Inc.                                                 7,000          253,190
Waste Connections, Inc. (a)                                            11,300          396,065
                                                                                --------------
                                                                                     3,134,795
                                                                                --------------
CONSTRUCTION & ENGINEERING--0.7%
Chicago Bridge &
   Iron Co. NV                                                         16,300          369,684
                                                                                --------------
ELECTRICAL EQUIPMENT--0.6%
Rayovac Corp. (a)                                                      23,900          309,505
                                                                                --------------
MACHINERY--1.4%
AGCO Corp. (a)                                                         22,300          380,884
Cuno, Inc. (a)                                                         11,475          414,477
                                                                                --------------
                                                                                       795,361
                                                                                --------------
ROAD & RAIL--2.5%
Dollar Thrifty Automotive
   Group, Inc. (a)                                                     15,600          289,380
Genesee & Wyoming, Inc. (a)                                            23,100          475,167
Heartland Express, Inc. (a)                                            21,000          467,250
Old Dominion Freight
   Line, Inc. (a)                                                       9,150          197,823
                                                                                --------------
                                                                                     1,429,620
                                                                                --------------

INFORMATION TECHNOLOGY--21.6%
COMMUNICATIONS EQUIPMENT--1.1%
Avocent Corp. (a)                                                       7,900          236,447
F5 Networks, Inc. (a)                                                  21,300          358,905
                                                                                --------------
                                                                                       595,352
                                                                                --------------
COMPUTERS & PERIPHERALS--1.9%
Applied Films Corp. (a)                                                22,200          574,536
Cray, Inc. (a)                                                         60,400          477,160
                                                                                --------------
                                                                                     1,051,696
                                                                                --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
Anixter International, Inc. (a)                                        11,000          257,730
Global Imaging
   Systems, Inc. (a)                                                   21,800          504,888
Itron, Inc. (a)                                                        22,500          485,100
Planar Systems, Inc. (a)                                               12,800          250,368
Plexus Corp. (a)                                                       43,500          501,555
                                                                                --------------
                                                                                     1,999,641
                                                                                --------------
INTERNET SOFTWARE & SERVICES--2.2%
Digital River, Inc. (a)                                                23,900          461,270
Fidelity National Information
   Solutions, Inc. (a)                                                 17,400          453,792

                       See Notes to Investment Portfolio.

                                                                   SHARES           VALUE
                                                               --------------   --------------
webMethods, Inc. (a)                                                   40,600   $      330,078
                                                                                --------------
                                                                                     1,245,140
                                                                                --------------
INFORMATION TECHNOLOGY CONSULTING & SERVICES--2.8%
Cognizant Technology
   Solutions Corp. (a)                                                 16,700          406,812
PEC Solutions, Inc. (a)                                                26,200          421,820
Priority Healthcare Corp. (a)                                          11,600          215,180
SRA International, Inc. (a)                                            16,300          521,600
                                                                                --------------
                                                                                     1,565,412
                                                                                --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.7%
Artisan Components, Inc. (a)                                           13,700          309,757
Brooks Automation, Inc. (a)                                            43,100          488,754
Cymer, Inc. (a)                                                         9,700          310,497
DSP Group, Inc. (a)                                                    13,200          284,196
Entegris, Inc. (a)                                                     56,400          758,016
Helix Technology Corp.                                                 15,000          198,450
Integrated Circuit
   Systems, Inc. (a)                                                    7,500          235,725
Lattice Semiconductor Corp. (a)                                        40,300          331,669
Mykrolis Corp. (a)                                                     33,200          336,980
Skyworks Solutions, Inc.                                               24,700          167,219
Zoran Corp. (a)                                                        18,000          345,780
                                                                                --------------
                                                                                     3,767,043
                                                                                --------------
SOFTWARE--3.3%
Activision, Inc. (a)                                                   31,500          406,980
Borland Software Corp. (a)                                             56,900          555,913
Henry (Jack) &
   Associates, Inc.                                                    15,000          266,850
Magma Design
   Automation, Inc. (a)                                                16,000          274,400
Micromuse, Inc. (a)                                                    17,000          135,830
Secure Computing Corp. (a)                                                 88              768
Take-Two Interactive
   Software, Inc. (a)                                                   8,200          232,388
                                                                                --------------
                                                                                     1,873,129
                                                                                --------------

MATERIALS--1.8%
CONTAINERS & PACKAGING--1.8%
Crown Holdings, Inc. (a)                                               31,100          222,054
Jarden Corp. (a)                                                       29,400          813,498
                                                                                --------------
                                                                                     1,035,552
                                                                                --------------

TELECOMMUNICATION SERVICES--0.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.4%
Intrado, Inc. (a)                                                      12,500          197,375
                                                                                --------------
TOTAL COMMON STOCKS
   (cost of $48,169,809)                                                            54,419,527
                                                                                --------------

                                                                    PAR             VALUE
                                                               --------------   --------------
SHORT-TERM OBLIGATION--1.7%
Repurchase agreement with State Street Bank & Trust Co.,
   dated 06/30/03, due 07/01/03 at 1.000%, collateralized by
   a U.S. Treasury Bond maturing 2/15/29, market value
   $991,589, (repurchase proceeds $970,027)
   (cost of $970,000)                                          $      970,000   $      970,000
                                                                                --------------
TOTAL INVESTMENTS--98.8%
   (cost of $49,139,809) (b)                                                        55,389,527
                                                                                --------------
OTHER ASSETS & LIABILITIES, NET--1.2%                                                  648,076
                                                                                --------------
NET ASSETS--100.0%                                                              $   56,037,603
                                                                                ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Cost for both financial statements and federal income tax purposes is the same.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Liberty Small Company Growth Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                           $    49,139,809
                                                               ---------------
Investments, at value                                          $    55,389,527
Cash                                                                       557
Receivable for:
   Investments sold                                                  1,997,144
   Fund shares sold                                                        297
   Interest                                                                 27
   Dividends                                                             4,040
   Expense reimbursement due from Manager                               11,493
Deferred Trustees' compensation plan                                     1,501
                                                               ---------------
     TOTAL ASSETS                                                   57,404,586
                                                               ---------------

LIABILITIES:
Payable for:
   Investments purchased                                             1,147,116
   Fund shares repurchased                                             142,021
   Management fee                                                       23,042
   Administration fee                                                    6,724
   Transfer agent fee                                                      595
   Pricing and bookkeeping fees                                          1,811
   Merger costs                                                          9,081
   Trustees' fee                                                           321
   Audit fee                                                            15,325
   Reports to Shareholders                                              18,573
Deferred Trustees' fee                                                   1,501
Other liabilities                                                          873
                                                               ---------------
     TOTAL LIABILITIES                                               1,366,983
                                                               ---------------
NET ASSETS                                                     $    56,037,603
                                                               ===============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                $    92,403,950
Accumulated net investment loss                                       (147,124)
Accumulated net realized loss                                      (42,468,941)
Net unrealized appreciation on investments                           6,249,718
                                                               ---------------
NET ASSETS                                                     $    56,037,603
                                                               ===============

CLASS A:
Net assets                                                     $    56,036,819
Shares outstanding                                                   6,949,700
                                                               ===============
Net asset value per share                                      $          8.06
                                                               ===============

CLASS B:
Net assets                                                     $           784
Shares outstanding                                                          98
                                                               ===============
Net asset value per share                                      $          8.00
                                                               ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Liberty Small Company Growth Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                $        36,288
Interest                                                                           9,060
                                                                         ---------------
   Total Investment Income (net of foreign taxes withheld of $384)                45,348
                                                                         ---------------

EXPENSES:
Management fee                                                                   121,200
Administration fee                                                                36,360
Distribution fee--Class B                                                              1
Pricing and bookkeeping fees                                                       5,466
Transfer agent fee                                                                 3,720
Trustees' fee                                                                      2,209
Custody fee                                                                        4,546
Audit fee                                                                         12,365
Other expenses                                                                    11,664
                                                                         ---------------
   Total Expenses                                                                197,531
Fees and expenses waived or reimbursed by Manager                                 (6,149)
Custody earnings credit                                                              (28)
                                                                         ---------------
   Net Expenses                                                                  191,354
                                                                         ---------------
Net Investment Loss                                                             (146,006)
                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                              (2,920,982)
Net change in unrealized appreciation/depreciation on investments             11,401,269
                                                                         ---------------
Net Gain                                                                       8,480,287
                                                                         ---------------
Net Increase in Net Assets from Operations                               $     8,334,281
                                                                         ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Liberty Small Company Growth Fund, Variable Series

                                                                                   (UNAUDITED)
                                                                                   SIX MONTHS
                                                                                      ENDED           YEAR ENDED
                                                                                     JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                     2003              2002
----------------------------------                                               ---------------    ---------------
OPERATIONS:
Net investment loss                                                              $      (146,006)   $      (350,644)
Net realized loss on investments                                                      (2,920,982)        (7,350,449)
Net change in unrealized appreciation/depreciation on investments                     11,401,269        (10,352,594)
                                                                                 ---------------    ---------------
        Net Increase (Decrease) from Operations                                        8,334,281        (18,053,687)
                                                                                 ---------------    ---------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                       1,561,876          5,528,253
   Proceeds received in connection with merger                                         2,419,589                 --
   Redemptions                                                                        (5,210,859)       (17,837,585)
                                                                                 ---------------    ---------------
        Net Decrease from Share Transactions                                          (1,229,394)       (12,309,332)
                                                                                 ---------------    ---------------
Total Increase (Decrease) in Net Assets                                                7,104,887        (30,363,019)

NET ASSETS:
Beginning of period                                                                   48,932,716         79,295,735
                                                                                 ---------------    ---------------
End of period (including accumulated net investment loss of $(147,124) and
   $(1,118), respectively)                                                       $    56,037,603    $    48,932,716
                                                                                 ===============    ===============

CHANGES IN SHARES:
Class A:
   Subscriptions                                                                         225,017            696,301
   Issued in connection with merger                                                      368,840                 --
   Issued for distributions reinvested                                                        --         (2,304,947)
   Redemptions                                                                          (752,208)                --
                                                                                 ---------------    ---------------
        Net Decrease                                                                    (158,351)        (1,608,646)
                                                                                 ---------------    ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Liberty Small Company Growth Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Liberty Small Company Growth Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth of capital by investing at least 85% of its assets in common stocks of small-cap companies. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Stein Roe & Farnham Incorporated, the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe & Farnham Incorporated with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

On April 14, 2003, the Galaxy VIP Small Company Growth Fund (the target fund), previously a single class fund of Galaxy VIP Fund, a separate Massachusetts business trust, merged into the Stein Roe Small Company Growth Fund, Variable Series Class A shares. The Stein Roe Small Company Growth Fund, Variable Series received a tax-free transfer of assets from the Galaxy VIP Small Company Growth Fund as follows:

      SHARES            NET ASSETS           UNREALIZED
      ISSUED             RECEIVED          DEPRECIATION(1)
      ------             --------          ---------------
      368,840           $ 2,419,589          $   86,415

                                              NET ASSETS
      NET ASSETS          NET ASSETS         OF STEIN ROE
     OF STEIN ROE        OF GALAXY VIP       SMALL COMPANY
    SMALL COMPANY        SMALL COMPANY       GROWTH FUND,
     GROWTH FUND,         GROWTH FUND       VARIABLE SERIES
   VARIABLE SERIES        IMMEDIATELY        IMMEDIATELY
       PRIOR TO            PRIOR TO             AFTER
      COMBINATION         COMBINATION        COMBINATION
   ---------------       -------------      ---------------
   $  44,410,684         $  2,419,589        $  46,830,273

(1) Unrealized depreciation is included in the Net Assets Received amount shown above.

Also on April 14, 2003, subsequent to the merger described above, the Stein Roe Small Company Growth Fund, Variable Series was renamed the Liberty Small Company Growth Fund, Variable Series.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

        YEAR OF                            CAPITAL LOSS
      EXPIRATION                           CARRYFORWARD
      ----------                           ------------
         2009                              $ 28,523,554
         2010                                 9,969,519
                                           ------------
                                           $ 38,493,073
                                           ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATIVE FEES--Columbia receives monthly fees equal to 0.50% and 0.15% annually of the Fund's average daily net assets for management and administrative services, respectively.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Effective April 14, 2003, Columbia has voluntarily agreed to waive expenses at the rate of 0.02% annually of the Fund's average daily net assets. This waiver agreement will continue until April 14, 2004, after which it may be modified or terminated at any time.

Prior to April 14, 2003, Stein Roe & Farnham Incorporated had voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, distribution fees, brokerage and extraordinary expenses of the Fund in excess of 0.80% annually of the Fund's average daily net assets.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $28 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $32,089,624 and $35,992,982, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation         $   8,409,187
     Gross unrealized depreciation            (2,159,469)
                                           -------------
       Net unrealized appreciation         $   6,249,718
                                           =============

   OTHER--The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Liberty Small Company Growth Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                     (UNAUDITED)
                                                     SIX MONTHS                                               PERIOD
                                                       ENDED                 YEAR ENDED DECEMBER 31,           ENDED
                                                      JUNE 30,            ---------------------------       DECEMBER 31,
                                                        2003                 2002             2001            2000 (a)
                                                     -----------          ----------       ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $      6.82          $     9.03       $    19.05       $      19.39
                                                     -----------          ----------       ----------       ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                    (0.02)              (0.07)           (0.06)             (0.06)
Net realized and unrealized gain (loss)
   on investments                                           1.20               (2.14)           (2.32)             (0.28)
                                                     -----------          ----------       ----------       ------------
     Total from Investment Operations                       1.18               (2.21)           (2.38)             (0.34)
                                                     -----------          ----------       ----------       ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized gains                                       --                  --            (7.64)                --
                                                     -----------          ----------       ----------       ------------
NET ASSET VALUE, END OF PERIOD                       $      8.00          $     6.82       $     9.03       $      19.05
                                                     ===========          ==========       ==========       ============
Total return (c)(d)                                        17.30%(e)(f)       (24.47)%(e)      (10.38)%(e)         (1.75)%(f)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                                1.03%(h)            1.05%            1.07%              1.00%(h)
Net investment loss (g)                                    (0.85)%(h)          (0.82)%          (0.57)%            (0.49)%(h)
Waiver/reimbursement                                        0.03%(h)            0.02%            0.04%                --
Portfolio turnover rate                                       67%(f)             117%             146%               155%
Net assets, end of period (000's)                    $         1          $        1       $        1       $          1

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) Total return figures do not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(e) Had the Manager not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.

SHAREHOLDER MEETING RESULTS
Liberty Small Company Growth Fund, Variable Series

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On February 19, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following items listed on the Trust's Proxy Statement for said Meeting. On December 2, 2002, the record date for the Meeting, the Galaxy VIP Small Company Growth Fund had 361,265.328 common shares outstanding. The votes cast were as follows:

                       SHAREHOLDER RESPONSE SUMMARY REPORT
      LIBERTY VARIABLE INVESTMENT TRUST/STEINROE VARIABLE INVESTMENT TRUST
                      GALAXY VIP SMALL COMPANY GROWTH FUND
                                FEBRUARY 19, 2003

1. To approve an Agreement and Plan of Reorganization providing for (i) the sale of all of the assets of the Galaxy VIP Small Company Growth Fund to, and the assumption of all of the liabilities of the Galaxy VIP Small Company Growth Fund by, the Stein Roe Small Company Growth Fund, Variable Series, in exchange for shares of the Stein Roe Small Company Growth Fund, Variable Series, and the distribution of such shares to the shareholders of the Galaxy VIP Small Company Growth Fund in complete liquidation of the Galaxy VIP Small Company Growth Fund; (ii) the de-registration of The Galaxy VIP Fund as an investment company under the Investment Company Act of 1940, as amended, and
   (iii) The Galaxy VIP Fund's termination as a Massachusetts business trust under Massachusetts law.

                                                            % OF         % OF
                                             NO. OF      OUTSTANDING    SHARES
                                             SHARES        SHARES        VOTED
                                           -----------   -----------    -------
   Affirmative                             302,442.104     83.717%       86.300%
   Against                                  15,518.917      4.296%        4.428%
   Abstain                                  32,494.839      8.995%        9.272%

   TOTAL                                   350,455.860     97.008%      100.000%

   ** FUND TOTALS:                  SHARES
   RECORD TOTAL                361,265.328
   VOTED SHARES                350,455.860
   PERCENT VOTED                    97.008%

PORTFOLIO MANAGER'S DISCUSSION
Stein Roe Growth Stock Fund, Variable Series / June 30, 2003

   Stein Roe Growth Stock Fund, Variable Series seeks long-term growth.

   Erik P. Gustafson, portfolio manager of the fund, has been with Columbia Management Advisors, Inc., or its predecessors since 1992.

For the six-month period ended June 30, 2003, the fund's performance fell short of the S&P 500 Index. The fund's emphasis on large capitalization, high-quality companies hindered performance during a period when many smaller companies made surprising comebacks.

BETTER MARKET FOR GROWTH STOCKS
The first six months of the year were marked by continued instability in world politics, including the war with Iraq and concerns about SARS. The markets responded first by selling off in anticipation of the war. Then, they rebounded strongly when the major military campaign against Iraq ended faster than expected. Technology and telecommunications stock--sectors that have been the weakest for the last three years--led the rebound. The fund benefited from a larger weighting than the market in technology. However, our focus was on large cap, high quality stocks. During this rally, the smaller, speculative tech stocks--those that had suffered the greatest losses in previous years--posted the most spectacular gains.

   Health care stocks also were strong performers during the period. Teva Pharmaceuticals and Watson Pharmaceuticals (2.0% and 2.5% of assets, respectively), generic drug manufacturers, did well in an environment of rising health care costs and growing demand for less expensive alternatives. Biotechnology shares were also strong. In this area, the fund benefited from a large stake in Amgen (2.8% of net assets). Increasing demand for its core products, including those that treat anemia and help the immune system fight viral infections, bode well for the company's prospects.

NEW NAMES IN THE PORTFOLIO
We increased the fund's holdings from 36 to 46 during the period. We added to our technology position, believing that the current recovery has additional potential. Among the new names we added were Analog Devices, Maxim and Comverse, which makes the software for such popular services as call waiting and caller ID (2.0%, 1.5% and 0.2% of net assets, respectively).

   We also bolstered holdings in the retail sector, based on our belief that a combination of lower taxes and lower interest rates will indeed spur economic growth in the second half of the year. We added to or initiated positions in companies that we think may benefit from increased consumer spending. These include Coach, WalMart and Carnival (1.0%, 1.5% and 2.0% of net assets, respectively). We also initiated a position in Clear Channel (2.0% of net assets), the largest radio station owner in the country, with 1500 outlets nationwide. We feel the company stands to benefit from rising advertising revenues and a favorable regulatory climate. Finally, we added to our oil service holdings in anticipation of the start of a strong cycle for drilling. New names in oil service include Schlumberger, Smith International and Transocean (2.3%, 1.5% and 1.2% of net assets respectively).

BETTER GROWTH PROSPECTS AHEAD
We believe the US economy will experience faster growth in the second half of the year. Greater geopolitical stability, continued low interest rates and new tax incentives should ultimately spur businesses to reinvest in their infrastructure. Improved economic growth should lead to further market advances, and we believe that high quality growth stocks--which have been among the weakest performers in recent years--have the potential to regain their position as market leaders.

Economic and market conditions can frequently change. There is no assurance that the trends described here will continue or commence.

An investment in Stein Roe Growth Stock Fund, Variable Series offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments. The fund may also invest up to 25% of its assets in foreign stocks. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

Holdings are disclosed as of June 30, 2003, and are subject to change.

PERFORMANCE INFORMATION
Stein Roe Growth Stock Fund, Variable Series / June 30, 2003

AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30, 2003 (%)

                          (CUMULATIVE)
                             6-MONTH     1-YEAR    5-YEAR   10-YEAR
-------------------------------------------------------------------
Class B(1) (6/1/00)           10.78       -5.16     -5.51      7.17
S&P 500 Index                 11.75        0.25     -1.61     10.04

Inception date of share class is in parentheses.

[CHART]

VALUE OF A $10,000 INVESTMENT, 6/30/93(2) - 6/30/03

             CLASS B SHARES   S&P 500 INDEX
    Jun-93     $     10,348    $     10,186
12/31/1993     $     10,808    $     10,353
 3/31/1994     $     10,123    $      9,893
 6/30/1994     $      9,809    $      9,861
 9/30/1994     $     10,260    $     10,270
12/31/1994     $     10,122    $     10,194
 3/31/1995     $     10,860    $     11,114
 6/30/1995     $     11,944    $     12,093
 9/30/1995     $     13,145    $     12,973
12/31/1995     $     13,941    $     13,672
 3/31/1996     $     14,590    $     14,328
 6/30/1996     $     15,588    $     14,886
 9/30/1996     $     16,061    $     15,256
12/31/1996     $     16,906    $     16,442
 3/31/1997     $     16,816    $     16,805
 6/30/1997     $     20,214    $     19,647
 9/30/1997     $     21,403    $     21,026
12/31/1997     $     22,362    $     21,539
 3/31/1998     $     24,956    $     24,453
 6/30/1998     $     26,541    $     25,165
 9/30/1998     $     22,623    $     22,573
12/31/1998     $     28,602    $     27,284
 3/31/1999     $     31,906    $     28,553
 6/30/1999     $     32,879    $     30,469
 9/30/1999     $     31,120    $     28,470
12/31/1999     $     39,165    $     32,609
 3/31/2000     $     45,024    $     33,262
 6/30/2000     $     42,971    $     32,287
 9/30/2000     $     41,566    $     31,887
12/31/2000     $     34,404    $     29,307
 3/31/2001     $     28,493    $     25,758
 6/30/2001     $     29,265    $     27,180
 9/30/2001     $     23,389    $     23,106
12/31/2001     $     25,873    $     25,483
 3/31/2002     $     24,869    $     25,468
 6/30/2002     $     21,074    $     21,971
 9/30/2002     $     17,232    $     18,098
12/31/2002     $     18,042    $     19,529
 3/31/2003     $     17,533    $     22,464
    Jun-03     $     19,991    $     25,922

NET ASSET VALUE PER SHARE ($)                             12/31/02       6/30/03
--------------------------------------------------------------------------------
Class B                                                     19.40        21.43

PAST PERFORMANCE CANNOT PREDICT FUTURE INVESTMENT RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of all distributions. The S&P (Standard & Poor's) 500 Index is an unmanaged index that tracks the performance of 500 widely held large-capitalization US stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN.

Performance numbers reflect all fund expenses, but do not include any insurance charges imposed by your insurance company's separate accounts. If performance included the effect of these additional charges, it would be lower.

(1) Class B share (newer class shares) performance information includes returns of the fund's class A shares (the older existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. If differences in expenses were reflected, the returns for the periods prior to the inception of the newer class shares would be lower.

(2) Inception date for Class A shares (older existing share class) is January 1, 1989.

INVESTMENT PORTFOLIO
Stein Roe Growth Stock Fund, Variable Series / June 30, 2003 (Unaudited)

                                                                   SHARES           VALUE
                                                               --------------   --------------
COMMON STOCKS--99.7%
CONSUMER DISCRETIONARY--15.9%
HOTELS RESTAURANTS & LEISURE--2.0%
Carnival Corp.                                                         90,000   $    2,925,900
                                                                                --------------
MEDIA--5.1%
Clear Channel Communications, Inc.                                     70,000        2,967,300
Liberty Media Corp., Class A (a)                                      380,000        4,392,800
                                                                                --------------
                                                                                     7,360,100
                                                                                --------------
MULTILINE RETAIL--4.0%
Kohl's Corp. (a)                                                       70,000        3,596,600
Wal-Mart Stores, Inc.                                                  40,000        2,146,800
                                                                                --------------
                                                                                     5,743,400
                                                                                --------------
SPECIALTY RETAIL--3.8%
Chico's FAS, Inc. (a)                                                  40,000          842,000
Home Depot, Inc.                                                      140,000        4,636,800
                                                                                --------------
                                                                                     5,478,800
                                                                                --------------
TEXTILES & APPAREL--1.0%
Coach, Inc. (a)                                                        30,000        1,492,200
                                                                                --------------

CONSUMER STAPLES--9.0%
BEVERAGES--4.1%
Coca-Cola Co.                                                          60,000        2,784,600
PepsiCo, Inc.                                                          70,000        3,115,000
                                                                                --------------
                                                                                     5,899,600
                                                                                --------------
HOUSEHOLD PRODUCTS--2.7%
Procter & Gamble Co.                                                   45,000        4,013,100
                                                                                --------------
PERSONAL PRODUCTS--2.2%
Gillette Co.                                                          100,000        3,186,000
                                                                                --------------

ENERGY--5.0%
ENERGY EQUIPMENT & SERVICES--5.0%
Smith International, Inc.                                              60,000        2,204,400
Schlumberger, Ltd.                                                     70,000        3,329,900
Transocean, Inc.                                                       80,000        1,757,600
                                                                                --------------
                                                                                     7,291,900
                                                                                --------------

FINANCIALS--7.5%
DIVERSIFIED FINANCIALS--4.8%
Citigroup, Inc.                                                       135,000        5,778,000
Merrill Lynch & Co., Inc.                                              25,000        1,167,000
                                                                                --------------
                                                                                     6,945,000
                                                                                --------------
INSURANCE--2.7%
American International Group, Inc.                                     70,000        3,862,600
                                                                                --------------

HEALTH CARE--24.4%
BIOTECHNOLOGY--4.0%
Amgen, Inc. (a)                                                        60,000        3,986,400
Gilead Sciences, Inc. (a)                                              20,000        1,128,598
Idec Pharmaceuticals Corp. (a)                                         20,000          680,000
                                                                                --------------
                                                                                     5,794,998
                                                                                --------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.1%
Boston Scientific Corp. (a)                                            75,000   $    4,582,500
Medtronic, Inc.                                                       120,000        5,756,400
                                                                                --------------
                                                                                    10,338,900
                                                                                --------------
HEALTH CARE PROVIDERS & SERVICES--1.7%
UnitedHealth Group, Inc.                                               50,000        2,512,500
                                                                                --------------
PHARMACEUTICALS--11.6%
Johnson & Johnson                                                      80,000        4,136,000
Pfizer, Inc.                                                          180,000        6,147,000
Teva Pharmaceutical
   Industries, Ltd. ADR                                                50,000        2,846,500
Watson Pharmaceuticals, Inc.                                           90,000        3,633,300
                                                                                --------------
                                                                                    16,762,800
                                                                                --------------

INDUSTRIALS--13.5%
AEROSPACE & DEFENSE--2.0%
Lockheed Martin Corp.                                                  60,000        2,854,200
                                                                                --------------
COMMERCIAL SERVICES & SUPPLIES--3.5%
First Data Corp.                                                       70,000        2,900,800
Paychex, Inc.                                                          75,000        2,198,250
                                                                                --------------
                                                                                     5,099,050
                                                                                --------------
INDUSTRIAL CONGLOMERATES--4.4%
General Electric Co.                                                  220,000        6,309,600
                                                                                --------------
MACHINERY--3.6%
Caterpillar, Inc.                                                      95,000        5,287,700
                                                                                --------------

INFORMATION TECHNOLOGY--23.6%
COMMUNICATIONS EQUIPMENT--5.5%
Cisco Systems, Inc. (a)                                               325,000        5,424,250
Comverse Technology, Inc. (a)                                          20,000          300,600
Nokia Oyj ADR                                                         135,000        2,218,050
                                                                                --------------
                                                                                     7,942,900
                                                                                --------------
COMPUTERS & PERIPHERALS--3.1%
Dell Computer Corp. (a)                                               140,000        4,474,400
                                                                                --------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--5.2%
Analog Devices, Inc. (a)                                               85,000        2,959,700
Maxim Integrated Products, Inc.                                        65,000        2,222,350
Texas Instruments, Inc.                                               135,000        2,376,000
                                                                                --------------
                                                                                     7,558,050
                                                                                --------------
SOFTWARE--9.8%
Microsoft Corp.                                                       300,000        7,683,000
Oracle Corp. (a)                                                      200,000        2,404,000
SAP AG ADR                                                             80,000        2,337,600
VERITAS Software Corp. (a)                                             60,000        1,720,200
                                                                                --------------
                                                                                    14,144,800
                                                                                --------------

TELECOMMUNICATION SERVICES--0.8%
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Sprint Corp.--PCS Group (a)                                           200,000        1,150,000
                                                                                --------------
TOTAL COMMON STOCKS
   (cost of $137,364,098)                                                          144,428,498
                                                                                --------------

                       See Notes to Investment Portfolio.

                                                                    PAR             VALUE
                                                               --------------   --------------
SHORT-TERM OBLIGATION--0.5%
Repurchase agreement with State
   Street Bank & Trust Co., dated
   6/30/03, due 07/01/03 at 1.000%,
   collateralized by U.S. Treasury
   Bond maturing 2/15/2029,
   market value $699,621
   (repurchase proceeds $685,019)
   (cost of $685,000)                                          $      685,000   $      685,000
                                                                                --------------
TOTAL INVESTMENTS--100.2%
   (cost of $138,049,098) (b)                                                      145,113,498
                                                                                --------------
OTHER ASSETS & LIABILITIES, NET--(0.2)%                                               (338,572)
                                                                                --------------
NET ASSETS--100.0%                                                              $  144,774,926
                                                                                ==============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

            ACRONYM              NAME
            -------              ----
             ADR        American Depositary Receipt

                       See Notes to Financial Statements.

STATEMENT OF ASSETS & LIABILITIES
Stein Roe Growth Stock Fund, Variable Series / June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                                     $   138,049,098
                                                                         ---------------
Investments, at value                                                    $   145,113,498
Cash                                                                                 347
Receivable for:
   Investments sold                                                            2,317,566
   Fund shares sold                                                              178,345
   Interest                                                                           19
   Dividends                                                                      77,375
   Expense reimbursement due from Distributor                                        806
Deferred Trustees' compensation plan                                               2,761
                                                                         ---------------
     TOTAL ASSETS                                                            147,690,717
                                                                         ---------------

LIABILITIES:
Payable for:
   Investments purchased                                                       1,952,552
   Fund shares repurchased                                                       810,236
   Distributions--Class B                                                            251
   Management fee                                                                 65,593
   Administration fee                                                             18,796
   Transfer agent fee                                                                594
   Pricing and bookkeeping fees                                                    8,639
   Reports to Shareholders                                                        40,729
Deferred Trustees' fee                                                             2,761
Other liabilities                                                                 15,640
                                                                         ---------------
     TOTAL LIABILITIES                                                         2,915,791
                                                                         ---------------
NET ASSETS                                                               $   144,774,926
                                                                         ===============

COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $   215,711,428
Undistributed net investment income                                              147,682
Accumulated net realized loss                                                (78,148,584)
Net unrealized appreciation on investments                                     7,064,400
                                                                         ---------------
NET ASSETS                                                               $   144,774,926
                                                                         ===============

CLASS A:
Net assets                                                               $   122,501,944
Shares outstanding                                                             5,700,193
                                                                         ===============
Net asset value per share                                                $         21.49
                                                                         ===============

CLASS B:
Net assets                                                               $    22,272,982
Shares outstanding                                                             1,039,232
                                                                         ===============
Net asset value per share                                                $         21.43
                                                                         ===============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Stein Roe Growth Stock Fund, Variable Series
For the Six Months Ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
Dividends                                                                $       700,583
Interest                                                                           8,992
                                                                         ---------------
   Total Investment Income (net of foreign taxes withheld of $14,632)            709,575
                                                                         ---------------

EXPENSES:
Management fee                                                                   349,087
Administration fee                                                               104,726
Distribution fee--Class B                                                         27,252
Pricing and bookkeeping fees                                                      28,729
Transfer agent fee                                                                 3,720
Trustees' fee                                                                      3,313
Custody fee                                                                        4,575
Other expenses                                                                    38,340
                                                                         ---------------
   Total Expenses                                                                559,742
Fees reimbursed by Distributor--Class B                                           (6,640)
Custody earnings credit                                                              (65)
                                                                         ---------------
   Net Expenses                                                                  553,037
                                                                         ---------------
Net Investment Income                                                            156,538
                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
Net realized loss on investments                                             (21,177,579)
Net change in unrealized appreciation/depreciation on investments             35,236,114
                                                                         ---------------
Net Gain                                                                      14,058,535
                                                                         ---------------
Net Increase in Net Assets from Operations                               $    14,215,073
                                                                         ===============

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Stein Roe Growth Stock Fund, Variable Series

                                                                                  (UNAUDITED)
                                                                                  SIX MONTHS
                                                                                     ENDED           YEAR ENDED
                                                                                    JUNE 30,        DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                                   2003               2002
----------------------------------                                              ---------------    ---------------
OPERATIONS:
Net investment income                                                           $       156,538    $       567,697
Net realized loss on investments                                                    (21,177,579)       (17,315,003)
Net change in unrealized appreciation/depreciation on investments                    35,236,114        (55,764,886)
                                                                                ---------------    ---------------
        Net Increase (Decrease) from Operations                                      14,215,073        (72,512,192)

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
     Class A                                                                           (506,499)          (370,940)
     Class B                                                                            (55,280)                --
                                                                                ---------------    ---------------
Total Distributions Declared to Shareholders                                           (561,779)          (370,940)
                                                                                ---------------    ---------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                                                      1,719,944          6,190,686
   Distributions reinvested                                                             506,499            370,940
   Redemptions                                                                      (14,217,013)       (45,952,620)
                                                                                ---------------    ---------------
        Net Decrease                                                                (11,990,570)       (39,390,994)
                                                                                ---------------    ---------------
Class B:
   Subscriptions                                                                        857,476          5,347,058
   Distributions reinvested                                                              55,280                 --
   Redemptions                                                                       (2,857,838)        (5,774,260)
                                                                                ---------------    ---------------
        Net Decrease                                                                 (1,945,082)          (427,202)
                                                                                ---------------    ---------------
Net Decrease from Share Transactions                                                (13,935,652)       (39,818,196)
                                                                                ---------------    ---------------
Total Decrease in Net Assets                                                           (282,358)      (112,701,328)

NET ASSETS:
Beginning of period                                                                 145,057,284        257,758,612
                                                                                ---------------    ---------------
End of period (including undistributed net investment income of $147,682 and
   $552,923, respectively)                                                      $   144,774,926    $   145,057,284
                                                                                ===============    ===============

CHANGES IN SHARES:
Class A:
   Subscriptions                                                                         83,535            264,894
   Issued for distributions reinvested                                                   28,632             13,805
   Redemptions                                                                         (727,947)        (2,015,798)
                                                                                ---------------    ---------------
        Net Decrease                                                                   (615,780)        (1,737,099)
                                                                                ---------------    ---------------
Class B:
   Subscriptions                                                                         43,065            224,649
   Issued for distributions reinvested                                                    3,130                 --
   Redemptions                                                                         (142,958)          (268,599)
                                                                                ---------------    ---------------
        Net Decrease                                                                    (96,763)           (43,950)
                                                                                ---------------    ---------------

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Stein Roe Growth Stock Fund, Variable Series / June 30, 2003 (Unaudited)

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

   ORGANIZATION--Stein Roe Growth Stock Fund, Variable Series (the "Fund"), a series of SteinRoe Variable Investment Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek long-term growth of capital. The Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. The Fund offers two classes of shares: Class A and Class B. Each share of a class represents an equal proportionate beneficial interest in that share class and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of their share class available for distribution to shareholders upon liquidation of the Fund. Shares of the Fund are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and Variable Life Insurance Policies ("VLI Policies") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies and their separate accounts own all the shares of the Fund.

On April 1, 2003, Stein Roe & Farnham Incorporated, the investment advisor to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect wholly owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe & Farnham Incorporated with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

Columbia provides investment management and advisory services to the Fund pursuant to its Management Agreement with the Fund. Columbia also provides pricing and bookkeeping services to the Fund. Liberty Funds Distributor, Inc. ("LFD"), an affiliate of Columbia, serves as the principal underwriter of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   SECURITY VALUATION AND TRANSACTIONS--Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

   DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS--All income, expenses (other than the Class B distribution fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class B net investment income per share data and ratios reflect the distribution fee applicable to Class B shares only.

   FEDERAL INCOME TAXES--Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

   DISTRIBUTIONS TO SHAREHOLDERS--The Fund intends to distribute as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of investments. All dividends and distributions are reinvested in additional shares of the Fund at net asset value as of the record date of the distribution. Income and capital gain distributions are determined in accordance with federal income tax regulations.

   FOREIGN CURRENCY TRANSACTIONS--Net realized and unrealized gains (losses) on foreign currency transactions and translations includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

   OTHER--Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

     YEAR OF                             CAPITAL LOSS
    EXPIRATION                           CARRYFORWARD
    ----------                           ------------
       2009                              $ 28,434,611
       2010                                28,364,195
                                         ------------
                                         $ 56,798,806
                                         ============

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

   MANAGEMENT AND ADMINISTRATIVE FEES--Columbia receives a monthly management fee equal to 0.50% annually of the first $1 billion of the Fund's average daily net assets and 0.45% in excess of $1 billion for management services. Columbia receives a monthly administration fee equal to 0.15% annually of average daily net assets for administrative services.

   PRICING AND BOOKKEEPING FEES--Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank & Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the annualized net asset based fee rate was 0.033%. The Fund also pays out-of-pocket costs for pricing services.

   TRANSFER AGENT FEE--Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for an annual rate of $7,500.

   DISTRIBUTION FEE--The Fund has adopted a 12b-1 plan, which requires it to pay LFD a monthly distribution fee equal to 0.25% annually of Class B average daily net assets.

   EXPENSE LIMITS--Columbia has voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, distribution fees, brokerage and extraordinary expenses of the Fund in excess of 0.80% annually of the Fund's average daily net assets.

LFD has voluntarily agreed to reimburse the Fund's Class B share distribution fee in excess of 0.15% when the total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.95% annually of Class B average daily net assets.

These arrangements may be terminated or modified by Columbia or LFD at any time.

   OTHER--The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $65 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

   INVESTMENT ACTIVITY--For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $69,764,083 and $82,309,620, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for federal income tax purposes, was:

     Gross unrealized appreciation       $  23,050,987
     Gross unrealized depreciation         (15,986,587)
                                         -------------
       Net unrealized appreciation       $   7,064,400
                                         =============

   OTHER--There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

FINANCIAL HIGHLIGHTS
Stein Roe Growth Stock Fund, Variable Series--Class B Shares

Selected data for a share outstanding throughout each period is as follows:

                                                     (UNAUDITED)
                                                     SIX MONTHS                                               PERIOD
                                                       ENDED                YEAR ENDED DECEMBER 31,           ENDED
                                                      JUNE 30,            ---------------------------       DECEMBER 31,
                                                        2003                 2002             2001            2000 (a)
                                                     -----------          ----------       ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     19.40          $    27.82       $    44.59       $      50.85
                                                     -----------          ----------       ----------       ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)                            0.01                0.03            (0.02)             (0.12)
Net realized and unrealized gain (loss)
   on investments                                           2.07               (8.45)          (10.27)             (6.14)
                                                     -----------          ----------       ----------       ------------
      Total from Investment Operations                      2.08               (8.42)          (10.29)             (6.26)
                                                     -----------          ----------       ----------       ------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.05)                 --               --(c)              --
In excess of net realized gains                               --                  --            (6.48)                --
                                                     -----------          ----------       ----------       ------------
      Total Distributions Declared
         to Shareholders                                   (0.05)                 --            (6.48)                --
                                                     -----------          ----------       ----------       ------------
NET ASSET VALUE, END OF PERIOD                       $     21.43          $    19.40       $    27.82       $      44.59
                                                     ===========          ==========       ==========       ============
Total return (d)(e)                                        10.78%(f)(g)       (30.27)%(f)      (24.80)%(f)        (12.31)%(g)
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)                                                0.95%(i)            0.95%            0.95%              0.95%(i)
Net investment income (loss) (h)                            0.06%(i)            0.14%           (0.06)%            (0.43)%(i)
Waiver/reimbursement                                        0.06%(i)            0.07%            0.06%                --
Portfolio turnover rate                                       50%(g)              68%              57%                65%(g)
Net assets, end of period (000's)                    $    22,273          $   22,042       $   32,830       $     20,059

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.
(f) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)  Annualized.

STEINROE VARIABLE INVESTMENT TRUST


     INVESTMENT MANAGER AND ADMINISTRATOR
     Columbia Management Advisors, Inc.
     100 Federal Street
     Boston, MA 02110

     TRANSFER AGENT
     Liberty Funds Services, Inc.
     PO Box 8081
     Boston, MA 02266-8081

                      (This page intentionally left blank)

[KEYPORT LOGO]

P.O. Box 9133
Wellesley Hills, MA 02481


2003 SEMIANNUAL REPORT - CLASS B SHARES
LIBERTY VARIABLE INVESTMENT TRUST
- STEINROE VARIABLE INVESTMENT TRUST
- WANGER ADVISORS TRUST


                                               ANN-03/626O-0603 (08/03) 03/2166b

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred over the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)). Attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Variable Investment Trust
             SteinRoe Variable Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*   /s/ Joseph R. Palombo
                          ------------------------------------------------------
                            Joseph R. Palombo, President

Date  September 5, 2003
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Joseph R. Palombo
                          ------------------------------------------------------
                           Joseph R. Palombo, President

Date  September 5, 2003
     ---------------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                          ------------------------------------------------------
                           J. Kevin Connaughton, Treasurer

Date  September 5, 2003
     ---------------------------------------------------------------------------